UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                          File No.  333-56073

Pre Effective Amendment No.	☐

Post Effective Amendment No. 19	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                File No.  811-08241

Amendment No. 104	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account - II • Nationwide Variable Account - 9

Prospectus supplement dated May 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Nationwide Allocation Architect

NAA is not available for contracts issued on or after May 1, 2008, or to contract owners that did not elect NAA prior to May 1, 2008.

NAA will continue to be available to contract owners that elected NAA prior to May 1, 2008.  While these contract owners can continue to invest in NAA and transfer between NAA models, if the contract owner terminates participation in NAA the contract owner will not be able to re-elect NAA in the future.

Prior to Annuitization Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of these available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to Nationwide Investment Services Corporation (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

The Best of America® V
NEA Valuebuilder Select

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account -9
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 38.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Global Health Care Fund: Series I Shares
•	AIM V.I. Global Real Estate Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class
•	VIP Freedom 2010 Portfolio: Service Class
•	VIP Freedom 2020 Portfolio: Service Class
•	VIP Freedom 2030 Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class
•	VIP High Income Portfolio: Service Class R†
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class

1

•	VIP Overseas Portfolio: Service Class R†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 1
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class III† (Formerly, Gartmore NVIT International Growth Fund: Class III†)
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
•	JP Morgan NVIT Balanced Fund: Class I
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Growth Fund: Class I (Formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class III†)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class III
•	NVIT Multi-Manager International Value Fund: Class III† (Formerly, NVIT International Value Fund: Class III†)
•	NVIT Multi-Manager Large Cap Growth Fund; Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Technology and Communications Fund: Class III† (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class III†)
•	NVIT U.S. Growth Leaders Fund: Class III†) (Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class III†)
•	NVIT Short Term Bond Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III†
•	Van Kampen NVIT Comstock Value Fund: Class I
•	Van Kampen NVIT Multi Sector Bond Fund: Class I
•	Van Kampen NVIT Real Estate Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
PIMCO Variable Insurance Trust
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class

2

Royce Capital Fund
•	Royce Micro-Cap Portfolio
SBL Fund
•	Series D (Global Series)
•	Series J (Mid Cap Growth Series)
•	Series N (Managed Asset Allocation Series)
•	Series O (Equity Income Series)
•	Series P (High Yield Series)
•	Series Q (Small Cap Value Series)
•	Series V (Mid Cap Value Series)
•	Series X (Small Cap Growth Series)
•	Series Y (Select 25 Series)
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	International Magnum Portfolio: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. International Growth Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†
Janus Aspen Series
•	INTECH Risk Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Mid-Cap Growth Portfolio: I Class
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc
•	U.S. Real Estate Portfolio: Class I
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:
Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004:

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	NVIT Global Financial Services Fund: Class III† (Formerly, Nationwide NVIT Global Financial Services Fund: Class III†)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006:
J.P. Morgan Series Trust II
•	JP Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005:
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I

3

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004:

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003:
Nationwide Variable Insurance Trust
•	Gartmore NVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002:
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT International Equity Fund: Class I(Formerly, Gartmore NVIT International Growth Fund: Class I)
•	NVIT Technology and Communications Fund: Class I (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account -9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

4

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate variable annuity payments.

Contract value - The total value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

Net Asset Value– The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

5

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	11
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	11
Condensed Financial Information	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation.	12
Security Distributors, Inc.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Contract Maintenance Charge
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
CDSC Options and Charges
Optional Death Benefits
Contract Ownership	21
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	24
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

6

Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	27
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	28
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	32
Legal Proceedings	33
Table of Contents of Statement of Additional Information	36
Appendix A: Underlying Mutual Funds	37
Appendix B: Condensed Financial Information	53
Appendix C: Contract Types and Tax Information	102

7

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) 7%[1] * Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please  refer to your contract for state specific information.
Maximum Loan Processing Fee                                                                  $252
Maximum Premium Tax Charge (as a percentage of purchase payments)                                                     5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)                                                1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Maximum Annual Contract Maintenance Charge	$15[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option Total Variable Account Charges (including this option only)	0.15%[7] 1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%[8] 1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.15%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.25%
Death Benefit Options (an applicant may elect one or both)
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.15%
Optional 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.20%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

8

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional One-Year Step Up Death Benefit	0.05%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.70%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.35%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary.  This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

6 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

7 Range of Five-Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.

8 Range of CDSC over time:
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)           10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)           any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

9

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (1.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.35%)	1,036	1,756	2,486	4,529	441	1,331	2,231	4,529	*	1,331	2,231	4,529
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	818	1,111	1,431	2,525	223	686	1,176	2,525	*	686	1,176	2,525

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

10

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment Only (Qualified Plan);
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contract;
•	Roth IRAs;
•	Simplified Employee Pension ("SEP IRAs");
•	Simple IRA; and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C of this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary.  This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs.  The charge associated with each option is charged as a percentage of the daily net assets of the variable account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

Two optional death benefits are available under the contract.  Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own.  Check your contract for more details about the free look right in your state. See "Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

11

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same

12

proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  Allocations to Guaranteed Term Options are not subject to variable account charges.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

13

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated

14

with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract,

15

Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

16

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Contract

Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

17

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal Without Charge and
Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the contract owner has been the owner of the contract for 10 years; and

2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

18

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Optional Death Benefits

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners.  Nationwide may realize a profit from the charges assessed for these options.  Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the third contract anniversary has passed; and

•	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

•	Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner has not been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.

19

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

20

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	amounts allocated to the fixed account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period;

c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

21

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.

Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable accountor a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide

22

variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

23

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth

IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	a $15 Contract Maintenance Charge, if applicable;

•	underlying mutual fund charges;

24

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten-day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

25

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)
ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term

Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

26

IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R, NVIT – Federated NVIT High Income Bond Fund: Class III, NVIT – NVIT Government Bond Fund: Class I, and NVIT – NVIT Money Market Fund: Class I to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

The following underlying mutual fund is available for dollar cost averaging only in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers do not count as transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program, which transfers amounts from the fixed account to the variable account, is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.

Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

27

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

Withdrawal in year 1                                        $15,000
Less free w/d                                                     $10,000
Premium w/d subject to CDSC                        $5,000

Withdrawal in year 2                                        $15,000
Less free w/d                                $9,500 = 0.10* ($100,000 – $5,000)
Premium w/d subject to CDSC          $5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

28

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

29

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

30

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	And …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contingent owner, but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner, and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

31

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, the remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

32

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

 Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

33

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.

34

The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

35

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-56073

36

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Capital growth.

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	High total return through growth of capital and current income.

37

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

38

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

39

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

40

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

41

J.P. Morgan Series Trust II - JPMorgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

42

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

43

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

44

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

45

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

46

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

47

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

48

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

49

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.

50

SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	RS Investment Management, L.P.
Investment Objective:	Long-term growth of capital.

SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

51

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

52

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.10%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 1.70%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
      5100 Rings Road, RR1-04-F4
     Dublin, Ohio 43017-1522
checking
on-line at:                                       www.nationwide.com

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Nationwide Variable Insurance Trust ("NVIT") - Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Balanced Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderate Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager International Growth Fund: Class III
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class I

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.655337	10.681198	0.24%	1,896	2007
	10.000000	10.655337	6.55%	92	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.892531	10.930971	10.50%	352	2007
	10.000000	9.892531	-1.07%	83	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.094887	11.036313	9.33%	4,444	2007
	10.000000	10.094887	0.95%	632	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.990790	15.803283	-1.17%	172,953	2007
	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001
	14.608384	12.914785	-11.59%	290,153	2000
	12.515499	14.608384	16.72%	92,217	1999
	10.000000	12.515499	25.15%	2,007	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.214343	20.097962	16.75%	30,693	2007
	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001
	19.569739	16.098754	-17.74%	99,177	2000
	12.062037	19.569739	62.24%	21,445	1999
	10.000000	12.062037	20.62%	562	1998*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.616113	18.232008	16.75%	70,282	2007
	12.628843	15.616113	23.65%	78,054	2006
	11.289865	12.628843	11.86%	70,031	2005
	9.919506	11.289865	13.81%	55,974	2004
	8.055362	9.919506	23.14%	35,614	2003
	10.000000	8.055362	-19.45%	19,325	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.071995	10.697120	-3.39%	32,499	2007
	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.428461	12.480591	19.68%	33,556	2007
	10.901260	10.428461	-4.34%	32,882	2006
	10.788517	10.901260	1.05%	25,997	2005
	9.856273	10.788517	9.46%	14,450	2004
	7.979129	9.856573	23.53%	4,867	2003
	10.000000	7.979129	-20.21%	1,675	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.909766	20.554101	-6.19%	243,150	2007
	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001
	11.060928	12.924722	16.85%	17,917	2000
	11.279817	11.060928	-1.94%	9,493	1999
	10.000000	11.279817	12.80%	4	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.556470	13.209646	38.23%	25,880	2007
	10.000000	9.556470	-4.44%	214	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.823057	11.719554	8.28%	31,167	2007
	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.764679	15.923281	-5.02%	1,452	2007
	14.973459	16.764679	11.96%	1,564	2006
	13.035094	14.973459	14.87%	1,564	2005
	11.170519	13.035094	16.69%	1,565	2004
	7.649197	11.170519	46.04%	1,556	2003
	11.746746	7.649197	-34.88%	2,014	2002
	16.644686	11.746746	-29.43%	2,122	2001
	20.760969	16.644686	-19.83%	5,260	2000
	12.839012	20.760969	61.70%	1,421	1999
	10.000000	12.839012	28.39%	40	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.927192	18.365131	15.31%	291	2007
	13.572149	15.927192	17.35%	380	2006
	11.684919	13.572149	16.15%	557	2005
	10.296848	11.684919	13.48%	560	2004
	7.822670	10.296848	31.63%	637	2003
	9.875436	7.822670	-20.79%	640	2002
	12.847895	9.875436	-23.14%	719	2001
	17.529681	12.847895	-26.71%	2,889	2000
	11.551939	17.529681	51.75%	756	1999
	10.000000	11.551939	15.52%	2	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.594513	17.710727	0.66%	2,394	2007
	14.905426	17.594513	18.04%	5,032	2006
	13.935865	14.905426	6.96%	4,483	2005
	12.655306	13.935865	10.12%	4,479	2004
	10.223346	12.655306	23.79%	4,140	2003
	13.441552	10.223346	-23.94%	3,648	2002
	13.464612	13.441552	-0.17%	2,797	2001
	12.499772	13.464612	7.72%	4,788	2000
	11.896081	12.499772	5.07%	1,706	1999
	10.000000	11.896081	18.96%	142	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.018400	14.755033	-1.75%	82,541	2007
	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.282351	12.026253	6.59%	198,342	2007
	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001
	16.447766	14.472958	-12.01%	768,604	2000
	12.784895	16.447766	28.65%	132,858	1999
	10.000000	12.784895	27.85%	3,291	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.615858	15.213830	4.09%	645,804	2007
	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001
	14.867150	13.339745	-10.27%	1,255,447	2000
	12.464249	14.867150	19.28%	320,723	1999
	10.000000	12.464249	24.64%	16,248	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.678695	15.551743	5.95%	80,707	2007
	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001
	13.657521	13.420126	-1.74%	245,175	2000
	12.389971	13.657521	10.23%	53,990	1999
	10.000000	12.389971	23.90%	11,546	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.319312	10.053661	-2.57%	354	2007
	10.000000	10.319312	3.19%	298	2006*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.527760	14.098393	4.22%	155,070	2007
	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001
	9.796953	10.702323	9.24%	3,292	2000
	10.000000	9.796953	-2.03%	6,059	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.786972	24.156274	16.21%	597,939	2007
	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001
	15.712599	14.497111	-7.74%	559,132	2000
	12.797152	15.712599	22.78%	167,682	1999
	10.000000	12.797152	27.97%	2,513	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.389333	13.523666	44.03%	54,808	2007
	10.000000	9.389333	-6.11%	19,196	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.051815	18.105249	0.30%	350,643	2007
	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001
	12.410474	13.294130	7.12%	213,299	2000
	11.809798	12.410474	5.09%	110,660	1999
	10.000000	11.809798	18.10%	2,692	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.526627	11.310248	7.44%	26,185	2007
	10.000000	10.526627	5.27%	6,955	2006*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.546649	11.490429	8.95%	19,743	2007
	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.566834	11.621249	9.98%	23,275	2007
	10.000000	10.566834	5.67%	5,794	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.336124	12.577225	21.68%	43,897	2007
	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001
	12.683293	10.389625	-18.08%	83,616	2000
	12.309512	12.683293	3.04%	47,217	1999
	10.000000	12.309512	23.10%	1,093	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.818073	16.082526	25.47%	519,696	2007
	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001
	17.534950	15.423665	-12.04%	698,416	2000
	12.914475	17.534950	35.78%	269,474	1999
	10.000000	12.914475	29.14%	12,393	1998*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.660133	11.837516	1.52%	65,470	2007
	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001
	11.255695	8.615157	-23.46%	135,220	2000
	10.530579	11.255695	6.89%	38,431	1999
	10.000000	10.530579	5.31%	262	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.812673	-1.87%	18,755	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.897994	11.231360	3.06%	146,654	2007
	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.869805	11.272286	14.21%	86,324	2007
	10.000000	9.869805	-1.30%	38,517	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.376710	21.300566	15.91%	14,138	2007
	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001
	17.171657	13.731142	-20.04%	52,347	2000
	12.187321	17.171657	40.90%	12,327	1999
	10.000000	12.187321	21.87%	0	1998*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.889323	19.579612	15.93%	95,985	2007
	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.286166	15.963627	4.43%	56,555	2007
	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.134394	11.424928	2.61%	49,474	2007
	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.170851	9.818976	-3.46%	25,813	2007
	10.000000	10.170851	1.71%	6,067	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.684141	13.598175	27.27%	16,984	2007
	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.872497	12.413074	14.17%	27,782	2007
	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.463874	11.489837	9.80%	11,449	2007
	10.000000	10.463874	4.64%	2,705	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.230228	14.418129	1.32%	31,723	2007
	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.734063	11.801837	35.12%	274,073	2007
	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001
	10.000000	8.152720	-18.47%	140,862	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.999765	4.813811	20.35%	50,760	2007
	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001
	10.000000	6.515527	-34.84%	111,382	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.115386	14.587904	20.41%	29,580	2007
	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	17.049066	17.894461	4.96%	144	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.457741	17.037948	26.60%	61,145	2007
	9.279830	13.457741	45.02%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001
	10.000000	8.189524	-18.10%	146,837	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.939247	29.054225	26.66%	132,427	2007
	15.810633	22.939247	45.09%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.332505	10.705809	3.61%	66,164	2007
	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.079463	11.788968	6.40%	39,941	2007
	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.746244	9.688085	-0.60%	284	2007
	10.000000	9.746244	-2.54%	25	2006*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.627004	19.781912	6.20%	34,219	2007
	16.611499	18.627004	12.13%	36,154	2006
	15.495457	16.611499	7.20%	34,312	2005
	13.528328	15.495457	14.54%	32,875	2004
	10.381389	13.528328	30.31%	31,724	2003
	14.271602	10.381389	-27.26%	26,808	2002
	14.652210	14.271602	-2.60%	20,808	2001
	14.648600	14.652210	0.02%	68,897	2000
	12.887023	14.648600	13.67%	14,049	1999
	10.000000	12.887023	28.87%	226	1998*

Neuberger Berman Advisors Management Trust - AMT International Portfolio: S Class - Q/NQ	10.372400	10.587299	2.07%	43,856	2007
	10.000000	10.372400	3.72%	11,971	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.987585	23.007914	21.17%	89,065	2007
	16.738599	18.987585	13.44%	94,619	2006
	14.879545	16.738599	12.49%	98,494	2005
	12.935499	14.879545	15.03%	96,270	2004
	10.212487	12.935499	26.66%	85,750	2003
	14.613925	10.212487	-30.12%	72,479	2002
	19.610857	14.613925	-25.48%	58,852	2001
	21.426404	19.610857	-8.47%	129,229	2000
	14.077949	21.426404	52.20%	21,706	1999
	10.000000	14.077949	40.78%	183	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.422371	19.919491	8.13%	97,505	2007
	16.595294	18.422371	11.01%	90,746	2006
	14.214218	16.595294	16.75%	74,080	2005
	12.080039	14.214218	17.67%	48,386	2004
	9.041691	12.080039	33.60%	37,069	2003
	12.052088	9.041691	-24.98%	29,727	2002
	12.541566	12.052088	-3.90%	26,251	2001
	12.591929	12.541566	-0.40%	40,609	2000
	11.858021	12.591929	6.19%	22,959	1999
	10.000000	11.858021	18.58%	1,638	1998*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.193716	10.388803	1.91%	7,547	2007
	10.000000	10.193716	1.94%	3,426	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.430250	14.292911	6.42%	63,945	2007
	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.479861	11.000442	4.97%	22,431	2007
	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.461879	10.654712	1.84%	32,184	2007
	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.762882	12.172813	13.10%	37,081	2007
	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.288678	11.385541	10.66%	84,595	2007
	10.000000	10.288678	2.89%	30,892	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.819431	-1.81%	4,834	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.690513	14.983441	1.99%	18,780	2007
	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001
	10.552305	9.573036	-9.28%	12,666	2000
	10.339812	10.552305	2.06%	6,179	1999
	10.000000	10.339812	3.40%	0	1998*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.445881	11.677897	2.03%	43,275	2007
	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.649505	34.048272	43.97%	1,961	2007
	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001
	10.000000	8.689073	-13.11%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	26.008051	37.435968	43.94%	85,396	2007
	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.971585	21.397112	19.06%	7,051	2007
	13.206283	17.971585	36.08%	7,283	2006
	12.540332	13.206283	5.31%	3,007	2005
	9.757613	12.540332	28.52%	1,493	2004
	7.945569	9.757613	22.81%	54	2003
	10.000000	7.945569	-20.54%	28	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.534539	15.760938	25.74%	1,161	2007
	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001
	10.000000	9.225133	-7.75%	751	2000*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.931416	25.062342	25.74%	34,286	2007
	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	17.254227	20.458951	18.57%	8,474	2007
	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001
	14.846771	12.874957	-13.28%	31,439	2000
	12.212250	14.846771	21.57%	6,840	1999
	10.000000	12.212250	22.12%	86	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.823774	27.072479	18.62%	13,107	2007
	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.270286	12.695844	3.47%	99,764	2007
	11.052559	12.270286	11.02%	88,087	2006
	10.898060	11.052559	1.42%	67,443	2005
	10.156816	10.898060	7.30%	47,884	2004
	8.672706	10.156816	17.11%	42,236	2003
	10.000553	8.672706	-13.28%	30,584	2002
	10.498193	10.000553	-4.74%	22,049	2001
	10.651741	10.498193	-1.44%	47,617	2000
	10.677473	10.651741	-0.24%	22,586	1999
	10.000000	10.677473	6.77%	737	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.364253	18.935280	-2.22%	4,834	2007
	16.270216	19.364253	19.02%	7,053	2006
	14.797628	16.270216	9.95%	3,116	2005
	12.352452	14.797628	19.80%	2,409	2004
	8.829190	12.352452	39.90%	1,341	2003
	10.000000	8.829190	-11.71%	114	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.261543	14.053697	5.97%	381,759	2007
	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001
	9.515930	10.591943	11.31%	150,095	2000
	9.853072	9.515930	-3.42%	90,312	1999
	10.000000	9.853072	-1.47%	2,793	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.253528	8.575303	18.22%	236,366	2007
	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001
	12.829034	9.321861	-27.34%	393,628	2000
	12.439602	12.829034	3.13%	281,903	1999
	10.000000	12.439602	24.40%	8,312	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.285271	14.876217	11.98%	22,167	2007
	13.079189	13.285271	1.58%	21,781	2006
	12.196830	13.079189	7.23%	15,595	2005
	11.435502	12.196830	6.66%	10,067	2004
	8.453928	11.435502	35.27%	4,522	2003
	10.000000	8.453928	-15.46%	580	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.882719	11.772823	8.18%	5,592	2007
	10.000000	10.882719	8.83%	1,798	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.787573	12.284510	4.22%	67,170	2007
	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.603326	13.194253	4.69%	224,139	2007
	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.351492	13.951104	4.49%	713,673	2007
	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.323110	15.035889	4.98%	747,557	2007
	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.964301	15.680560	4.79%	238,974	2007
	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.513950	16.725444	7.81%	88,819	2007
	14.272001	15.513950	8.70%	79,479	2006
	13.149289	14.272001	8.54%	77,783	2005
	11.527438	13.149289	14.07%	80,426	2004
	8.317327	11.527438	38.60%	67,969	2003
	13.352487	8.317327	-37.71%	58,534	2002
	19.374164	13.352487	-31.08%	50,539	2001
	23.148836	19.374164	-16.31%	90,671	2000
	12.668723	23.148836	82.72%	19,350	1999
	10.000000	12.668723	26.69%	23	1998*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.074563	26.671830	6.37%	139,022	2007
	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001
	14.654661	16.698444	13.95%	31,437	2000
	12.253848	14.654661	19.59%	1,411	1999
	10.000000	12.253848	22.54%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.727628	12.153777	3.63%	491,969	2007
	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001
	10.468792	10.978256	4.87%	209,798	2000
	10.095781	10.468792	3.69%	165,880	1999
	10.000000	10.095781	0.96%	2,487	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.097949	22.494186	1.79%	55,411	2007
	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.955463	17.317497	8.54%	71,877	2007
	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001
	20.352098	16.874259	-17.09%	26,669	2000
	10.000000	20.352098	103.52%	352	1999*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	35.060668	32.282450	-7.92%	112,412	2007
	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001
	16.391038	18.027390	9.98%	75,128	2000
	12.964349	16.391038	26.43%	6,078	1999
	10.000000	12.964349	29.64%	2	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.351029	28.635274	1.00%	127,233	2007
	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001
	17.267747	18.598401	7.71%	67,342	2000
	12.123056	17.267747	42.44%	11,156	1999
	10.000000	12.123056	21.23%	918	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.308509	15.307951	6.98%	470,614	2007
	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001
	12.684916	12.280107	-3.19%	701,784	2000
	11.993303	12.684916	5.77%	422,892	1999
	10.000000	11.993303	19.93%	17,305	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.715523	18.441251	10.32%	13,019	2007
	14.554291	16.715523	14.85%	9,907	2006
	13.341517	14.554291	9.09%	5,847	2005
	11.357826	13.341517	17.47%	1,481	2004
	9.143759	11.357826	24.21%	647	2003
	10.000000	9.143759	-8.56%	616	2002*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.296017	3.914531	18.77%	7,737	2007
	2.997766	3.296017	9.95%	12,798	2006
	3.046771	2.997766	-1.61%	13,235	2005
	2.953284	3.046771	3.17%	15,065	2004
	1.923621	2.953284	53.53%	21,467	2003
	3.399372	1.923621	-43.41%	25,216	2002
	6.001519	3.399372	-43.36%	19,102	2001
	10.000000	6.001519	-39.98%	17,439	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.211308	14.513967	18.86%	23,973	2007
	11.114941	12.211308	9.86%	22,074	2006
	11.296144	11.114941	-1.60%	16,832	2005
	10.953168	11.296144	3.13%	14,786	2004
	7.136357	10.953168	53.48%	8,773	2003
	10.000000	7.136357	-28.64%	2,023	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.735670	16.630899	21.08%	18,817	2007
	13.928088	13.735670	-1.38%	15,999	2006
	12.574815	13.928088	10.76%	7,624	2005
	11.307350	12.574815	11.21%	5,800	2004
	7.502155	11.307350	50.72%	7,906	2003
	10.000000	7.502155	-24.98%	697	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.091448	13.626680	-3.30%	145,629	2007
	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001
	13.882376	12.271980	-11.60%	10,551	2000
	11.846282	13.882376	17.19%	4,561	1999
	10.000000	11.846282	18.46%	0	1998*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.382121	14.880871	3.47%	74,780	2007
	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001
	10.290756	10.753649	4.50%	7,527	2000
	10.245831	10.290756	0.44%	3,519	1999
	10.000000	10.245831	2.46%	66	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	17.405548	19.648575	12.89%	267,642	2007
	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001
	18.556149	18.310774	-1.32%	220,567	2000
	13.244991	18.556149	40.10%	52,838	1999
	10.000000	13.244991	32.45%	260	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.002027	14.722203	5.14%	73,651	2007
	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001
	10.000000	9.528196	-4.72%	19,705	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.107952	23.249077	5.16%	222,177	2007
	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.589836	-4.10%	1,333	2007*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.530449	10.403406	-1.21%	4,121	2007
	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.470351	15.976084	3.27%	194,220	2007
	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001
	14.854438	13.402637	-9.77%	105,849	2000
	12.340636	14.854438	20.37%	28,147	1999
	10.000000	12.340636	23.41%	325	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.021096	9.790374	-2.30%	37,701	2007
	10.000000	10.021096	0.21%	10,834	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.991136	17.867256	5.16%	201,850	2007
	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001
	23.954947	21.029849	-12.21%	211,195	2000
	13.191805	23.954947	81.59%	28,014	1999
	10.000000	13.191805	31.92%	85	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series)	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series)	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.565055	11.753108	11.25%	24,633	2007
	10.000000	10.565055	5.65%	7,441	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.012919	11.221100	1.89%	39,315	2007
	10.000000	11.012919	10.13%	23,280	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.266165	10.683374	4.06%	5,921	2007
	10.000000	10.266165	2.66%	464	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.423896	10.870771	4.29%	34,719	2007
	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.642335	33.336470	5.35%	5,604	2007
	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001
	14.580968	16.063592	10.17%	3,465	2000
	11.395495	14.580968	27.95%	606	1999
	10.000000	11.395495	13.95%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.698904	10.552592	21.31%	41,624	2007
	8.048885	8.698904	8.08%	41,494	2006
	6.922052	8.048885	16.28%	38,102	2005
	5.755939	6.922052	20.26%	32,136	2004
	4.105313	5.755939	40.21%	26,874	2003
	6.029777	4.105313	-31.92%	22,459	2002
	8.625825	6.029777	-30.10%	11,205	2001
	10.000000	8.625825	-13.74%	3,184	2000*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	38.948823	31.942545	-17.99%	117,567	2007
	28.527219	38.948823	36.53%	141,738	2006
	24.641706	28.527219	15.77%	126,202	2005
	18.267262	24.641706	34.90%	89,955	2004
	13.431758	18.267262	36.00%	57,704	2003
	13.688917	13.431758	-1.88%	46,423	2002
	12.601811	13.688917	8.63%	19,691	2001
	12.117726	12.601811	3.99%	23,407	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.741347	30.938576	36.05%	21,305	2007
	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	45.883718	62.444926	36.09%	10,360	2007
	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001
	25.026598	14.389442	-42.50%	15,321	2000
	12.634284	25.026598	98.08%	4,569	1999
	10.000000	12.634284	26.34%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.073317	33.161291	43.72%	18,396	2007
	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	36.168999	51.992806	43.75%	1,821	2007
	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001
	11.869689	13.078363	10.18%	1,189	2000
	9.918535	11.869689	19.67%	259	1999
	10.000000	9.918535	-0.81%	62	1998*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.679023	13.370554	5.45%	122,847	2007
	11.423797	12.679023	10.99%	136,793	2006
	10.706330	11.423797	6.70%	137,260	2005
	9.156942	10.706330	16.92%	139,164	2004
	6.757847	9.156942	35.50%	112,373	2003
	9.337249	6.757847	-27.62%	93,116	2002
	9.804830	9.337249	-4.77%	48,140	2001
	10.000000	9.804830	-2.17%	13,602	2000*

78

Maximum Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.429816	12.383991	-0.37%	0	2007
	10.000000	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.696400	12.845375	9.82%	0	2007
	10.000000	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.652960	11.712227	9.94%	0	2007
	10.000000	10.652960	6.53%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.723212	11.812979	-7.15%	0	2007
	10.000000	12.723212	27.23%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.457158	20.812149	12.76%	0	2007
	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	0	2003
	8.623786	6.834929	-20.74%	0	2002
	9.573565	8.623786	-9.92%	0	2001
	10.894734	9.573565	-12.13%	0	2000

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.910087	14.980792	16.04%	0	2007
	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	0	2001
	15.314929	12.522513	-18.23%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.179269	17.613940	16.04%	0	2007
	12.350255	15.179269	22.91%	0	2006
	11.107999	12.350255	11.18%	0	2005
	9.819250	11.107999	13.12%	0	2004
	8.022584	9.819250	22.40%	0	2003
	10.000000	8.022584	-19.77%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.136715	12.057478	18.95%	0	2007
	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.667321	15.540625	-6.76%	0	2007
	14.289251	16.667321	16.64%	0	2006
	13.839011	14.289251	3.25%	0	2005
	12.313381	13.839011	12.39%	0	2004
	9.713280	12.313381	26.77%	0	2003
	11.308628	9.713280	-14.11%	0	2002
	10.197744	11.308628	10.89%	0	2001
	8.780117	10.197744	16.15%	0	2000

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.517919	13.076201	37.39%	0	2007
	10.000000	9.517919	-4.82%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.088561	11.411790	-5.60%	0	2007
	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	29.86%	0	2001
	15.621586	12.448592	-20.13%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.755997	14.618837	14.60%	0	2007
	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650222	10.672586	-27.15%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.599958	12.605814	0.05%	0	2007
	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	0	2001
	9.340613	10.000956	7.07%	0	2000

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.598370	14.254844	-2.35%	0	2007
	12.979641	14.598370	12.47%	0	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001
	11.868131	10.380157	-12.54%	0	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	10.169522	10.521014	3.46%	0	2007
	8.956764	10.169522	13.54%	0	2006
	8.702901	8.956764	2.92%	0	2005
	8.001922	8.702901	8.76%	0	2004
	6.341490	8.001922	26.18%	0	2003
	8.309551	6.341490	-23.68%	0	2002
	9.626823	8.309551	-13.68%	0	2001
	10.794215	9.626823	-10.81%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	0	2001
	10.184154	9.946799	-2.33%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	0	2006*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.911892	13.374489	3.58%	0	2007
	12.610701	12.911892	2.39%	0	2006
	12.663894	12.610701	-0.42%	0	2005
	12.432845	12.663894	1.86%	0	2004
	12.086367	12.432845	2.87%	0	2003
	11.248475	12.086367	7.45%	0	2002
	10.594913	11.248475	6.17%	0	2001
	9.757496	10.594913	8.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	14.298951	16.515303	15.50%	0	2007
	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.977703	12.936709	-0.32%	0	2007
	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.868824	8.036133	-18.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.632044	10.764399	24.70%	0	2007
	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.772842	-2.27%	0	2007*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.416913	18.915891	15.22%	0	2007
	14.158574	16.416913	15.95%	0	2006
	12.110746	14.158574	16.91%	0	2005
	10.855078	12.110746	11.57%	0	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.858647	15.422507	3.79%	0	2007
	13.007946	14.858647	14.23%	0	2006
	12.902636	13.007946	0.82%	0	2005
	11.515065	12.902636	12.05%	0	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.512350	17.654595	13.81%	0	2007
	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.373693	11.245915	34.30%	0	2007
	7.806451	8.373693	7.27%	0	2006
	7.055157	7.806451	10.65%	0	2005
	6.083963	7.055157	15.96%	0	2004
	5.147573	6.083963	18.19%	0	2003
	6.228852	5.147573	-17.36%	0	2002
	8.107133	6.228852	-23.17%	0	2001
	10.000000	8.107133	-18.93%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	0	2002
	6.479020	3.991639	-38.39%	0	2001
	10.000000	6.479020	-35.21%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.673495	17.393537	4.32%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	0	2001
	10.000000	8.143702	-18.56%	0	2000*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	0	2003
	10.000000	7.719236	-22.81%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.147803	12.822314	5.55%	0	2007
	10.899300	12.147803	11.45%	0	2006
	10.228883	10.899300	6.55%	0	2005
	8.984815	10.228883	13.85%	0	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	0	2001
	9.968645	9.910972	-0.58%	0	2000

Neuberger Berman Advisers Management Trust- AMT International Portfolio: S Class - Q/NQ	10.330606	10.480322	1.45%	0	2007
	10.000000	10.330606	3.31%	0	2006*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.962624	15.611490	20.43%	0	2007
	11.496834	12.962624	12.75%	0	2006
	10.282120	11.496834	11.81%	0	2005
	8.993282	10.282120	14.33%	0	2004
	7.143412	8.993282	25.90%	0	2003
	10.284686	7.143412	-30.54%	0	2002
	13.886316	10.284686	-25.94%	0	2001
	15.264119	13.886316	-9.03%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.325981	14.321004	7.47%	0	2007
	12.077412	13.325981	10.34%	0	2006
	10.407471	12.077412	16.05%	0	2005
	8.898815	10.407471	16.95%	0	2004
	6.701201	8.898815	32.79%	0	2003
	8.986985	6.701201	-25.43%	0	2002
	9.409456	8.986985	-4.49%	0	2001
	9.504551	9.409456	-1.00%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

Neuberger Berman Advisers Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.779553	-2.20%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.910184	13.087309	1.37%	0	2007
	11.873788	12.910184	8.73%	0	2006
	11.797727	11.873788	0.64%	0	2005
	10.901080	11.797727	8.23%	0	2004
	9.069535	10.901080	20.19%	0	2003
	8.938092	9.069535	1.47%	0	2002
	8.725646	8.938092	2.43%	0	2001
	9.676620	8.725646	-9.83%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.441004	20.638821	18.34%	0	2007
	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.466978	10.763950	2.84%	0	2007
	9.485599	10.466978	10.35%	0	2006
	9.409927	9.485599	0.80%	0	2005
	8.823429	9.409927	6.65%	0	2004
	7.580114	8.823429	16.40%	0	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	0	2001
	9.481422	9.288391	-2.04%	0	2000

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.792603	18.264167	-2.81%	0	2007
	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	0	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.001762	13.694396	5.33%	0	2007
	12.798374	13.001762	1.59%	0	2006
	12.607632	12.798374	1.51%	0	2005
	12.420485	12.607632	1.51%	0	2004
	12.387519	12.420485	0.27%	0	2003
	11.354552	12.387519	9.10%	0	2002
	10.770572	11.354552	5.42%	0	2001
	9.735132	10.770572	10.64%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.259774	6.180327	17.50%	0	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001
	9.707627	7.011148	-27.78%	0	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.892895	14.348829	11.29%	0	2007
	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.414007	10.087247	7.15%	0	2007
	8.713100	9.414007	8.04%	0	2006
	8.076529	8.713100	7.88%	0	2005
	7.123587	8.076529	13.38%	0	2004
	5.171167	7.123587	37.76%	0	2003
	8.352516	5.171167	-38.09%	0	2002
	12.194050	8.352516	-31.50%	0	2001
	14.658438	12.194050	-16.81%	0	2000

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.771190	19.845137	5.72%	0	2007
	17.376513	18.771190	8.03%	0	2006
	15.768301	17.376513	10.20%	0	2005
	13.860424	15.768301	13.76%	0	2004
	10.471383	13.860424	32.36%	0	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	0	2001
	11.447800	12.965645	13.26%	0	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	0	2004
	10.781517	10.664538	-1.08%	0	2003
	10.836691	10.781517	-0.51%	0	2002
	10.641677	10.836691	-1.83%	0	2001
	10.209430	10.641677	4.23%	0	2000

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	0	2006
	16.258970	17.909961	10.15%	0	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.228839	16.428033	7.87%	0	2007
	15.010175	15.228839	1.46%	0	2006
	14.126052	15.010175	6.26%	0	2005
	12.670461	14.126052	11.49%	0	2004
	9.599855	12.670461	31.99%	0	2003
	14.639366	9.599855	-34.42%	0	2002
	16.705019	14.639366	-12.37%	0	2001
	20.270503	16.705019	-17.59%	0	2000

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.977837	21.943047	-8.49%	0	2007
	20.795111	23.977837	15.31%	0	2006
	20.523009	20.795111	1.33%	0	2005
	17.798875	20.523009	15.31%	0	2004
	11.543278	17.798875	54.19%	0	2003
	16.122666	11.543278	-28.40%	0	2002
	12.787277	16.122666	26.08%	0	2001
	11.697140	12.787277	9.32%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.224214	22.310072	0.39%	0	2007
	20.178364	22.224214	10.14%	0	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	0	2001
	14.124755	15.121378	7.06%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.649866	11.324266	6.33%	0	2007
	9.534200	10.649866	11.70%	0	2006
	9.026851	9.534200	5.62%	0	2005
	8.367042	9.026851	7.89%	0	2004
	6.675091	8.367042	25.35%	0	2003
	8.216536	6.675091	-18.76%	0	2002
	9.480069	8.216536	-13.33%	0	2001
	9.851989	9.480069	-3.78%	0	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.222071	17.787684	9.65%	0	2007
	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	0	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.173035	3.745511	18.04%	0	2007
	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	0	2002
	5.992673	3.373545	-43.71%	0	2001
	10.000000	5.992673	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.869686	14.021887	18.13%	0	2007
	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	0	2004
	7.107282	10.842520	52.56%	0	2003
	10.000000	7.107282	-28.93%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.485261	10.077576	-3.89%	0	2007
	9.202382	10.485261	13.94%	0	2006
	8.979694	9.202382	2.48%	0	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	0	2004
	11.094926	12.227805	10.21%	0	2003
	10.527978	11.094926	5.39%	0	2002
	10.280419	10.527978	2.41%	0	2001
	9.897603	10.280419	3.87%	0	2000

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.469371	12.868455	12.20%	0	2007
	10.808133	11.469371	6.12%	0	2006
	10.461119	10.808133	3.32%	0	2005
	9.951728	10.461119	5.12%	0	2004
	7.731297	9.951728	28.72%	0	2003
	10.753519	7.731297	-28.10%	0	2002
	12.514763	10.753519	-14.07%	0	2001
	12.759449	12.514763	-1.92%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	0	2006
	10.342152	11.621530	12.37%	0	2005
	8.829014	10.342152	17.14%	0	2004
	6.279861	8.829014	40.59%	0	2003
	8.204726	6.279861	-23.46%	0	2002
	9.489961	8.204726	-13.54%	0	2001
	10.000000	9.489961	-5.10%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	0	2004
	10.000000	14.190099	41.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	0	2005
	8.491851	9.137147	7.60%	0	2004
	6.817103	8.491851	24.57%	0	2003
	8.540552	6.817103	-20.18%	0	2002
	9.671852	8.540552	-11.70%	0	2001
	10.784586	9.671852	-10.32%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.923544	11.416738	4.51%	0	2007
	10.792970	10.923544	1.21%	0	2006
	9.774156	10.792970	10.42%	0	2005
	8.301377	9.774156	17.74%	0	2004
	6.724059	8.301377	23.46%	0	2003
	9.473229	6.724059	-29.02%	0	2002
	14.023027	9.473229	-32.45%	0	2001
	16.070617	14.023027	-12.74%	0	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.108517	10.993488	8.75%	0	2007
	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.354752	11.067607	6.88%	0	2007
	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.978996	11.220573	2.20%	0	2007
	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series)	11.585790	12.399593	7.02%	0	2007
	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.300493	9.068451	-11.96%	0	2007
	10.000000	10.300493	3.00%	0	2006*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series)	10.989268	11.453641	4.23%	0	2007
	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.370941	11.491278	1.06%	0	2007
	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series)	10.556864	10.591822	0.33%	0	2007
	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.783799	11.686114	8.37%	0	2007
	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.731108	10.743839	0.12%	0	2007
	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.328539	10.720935	3.80%	0	2007
	10.000000	10.328539	3.29%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.801955	9.961017	-7.79%	0	2007
	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.224316	10.574925	3.43%	0	2007
	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.731638	17.718848	12.63%	0	2007
	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.353187	10.071413	20.57%	0	2007
	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	0	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	0	2001
	10.000000	8.591151	-14.09%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.811561	27.560124	-18.49%	0	2007
	24.915071	33.811561	35.71%	0	2006
	21.652466	24.915071	15.07%	0	2005
	16.149186	21.652466	34.08%	0	2004
	11.946728	16.149186	35.18%	0	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.928322	11.346213	3.82%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.175345	12.761065	4.81%	0	2007
	11.036738	12.175345	10.32%	0	2006
	10.406493	11.036738	6.06%	0	2005
	8.954792	10.406493	16.21%	0	2004
	6.648942	8.954792	34.68%	0	2003
	9.242958	6.648942	-28.06%	0	2002
	9.765480	9.242958	-5.35%	0	2001
	10.000000	9.765480	-2.35%	0	2000*

101

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

102

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

103

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

104

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

105

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio, which is the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

106

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

107

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

108

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

109

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

110

boavsai.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

 Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Plaza, Topeka, Kansas 66636-0001.  No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.655337	10.681198	0.24%	1,896	2007
	10.000000	10.655337	6.55%	92	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.892531	10.930971	10.50%	352	2007
	10.000000	9.892531	-1.07%	83	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.094887	11.036313	9.33%	4,444	2007
	10.000000	10.094887	0.95%	632	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.990790	15.803283	-1.17%	172,953	2007
	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001
	14.608384	12.914785	-11.59%	290,153	2000
	12.515499	14.608384	16.72%	92,217	1999
	10.000000	12.515499	25.15%	2,007	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.214343	20.097962	16.75%	30,693	2007
	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001
	19.569739	16.098754	-17.74%	99,177	2000
	12.062037	19.569739	62.24%	21,445	1999
	10.000000	12.062037	20.62%	562	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.616113	18.232008	16.75%	70,282	2007
	12.628843	15.616113	23.65%	78,054	2006
	11.289865	12.628843	11.86%	70,031	2005
	9.919506	11.289865	13.81%	55,974	2004
	8.055362	9.919506	23.14%	35,614	2003
	10.000000	8.055362	-19.45%	19,325	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.071995	10.697120	-3.39%	32,499	2007
	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.428461	12.480591	19.68%	33,556	2007
	10.901260	10.428461	-4.34%	32,882	2006
	10.788517	10.901260	1.05%	25,997	2005
	9.856273	10.788517	9.46%	14,450	2004
	7.979129	9.856573	23.53%	4,867	2003
	10.000000	7.979129	-20.21%	1,675	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.909766	20.554101	-6.19%	243,150	2007
	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001
	11.060928	12.924722	16.85%	17,917	2000
	11.279817	11.060928	-1.94%	9,493	1999
	10.000000	11.279817	12.80%	4	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.556470	13.209646	38.23%	25,880	2007
	10.000000	9.556470	-4.44%	214	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.823057	11.719554	8.28%	31,167	2007
	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.764679	15.923281	-5.02%	1,452	2007
	14.973459	16.764679	11.96%	1,564	2006
	13.035094	14.973459	14.87%	1,564	2005
	11.170519	13.035094	16.69%	1,565	2004
	7.649197	11.170519	46.04%	1,556	2003
	11.746746	7.649197	-34.88%	2,014	2002
	16.644686	11.746746	-29.43%	2,122	2001
	20.760969	16.644686	-19.83%	5,260	2000
	12.839012	20.760969	61.70%	1,421	1999
	10.000000	12.839012	28.39%	40	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.927192	18.365131	15.31%	291	2007
	13.572149	15.927192	17.35%	380	2006
	11.684919	13.572149	16.15%	557	2005
	10.296848	11.684919	13.48%	560	2004
	7.822670	10.296848	31.63%	637	2003
	9.875436	7.822670	-20.79%	640	2002
	12.847895	9.875436	-23.14%	719	2001
	17.529681	12.847895	-26.71%	2,889	2000
	11.551939	17.529681	51.75%	756	1999
	10.000000	11.551939	15.52%	2	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.594513	17.710727	0.66%	2,394	2007
	14.905426	17.594513	18.04%	5,032	2006
	13.935865	14.905426	6.96%	4,483	2005
	12.655306	13.935865	10.12%	4,479	2004
	10.223346	12.655306	23.79%	4,140	2003
	13.441552	10.223346	-23.94%	3,648	2002
	13.464612	13.441552	-0.17%	2,797	2001
	12.499772	13.464612	7.72%	4,788	2000
	11.896081	12.499772	5.07%	1,706	1999
	10.000000	11.896081	18.96%	142	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.018400	14.755033	-1.75%	82,541	2007
	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.282351	12.026253	6.59%	198,342	2007
	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001
	16.447766	14.472958	-12.01%	768,604	2000
	12.784895	16.447766	28.65%	132,858	1999
	10.000000	12.784895	27.85%	3,291	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.615858	15.213830	4.09%	645,804	2007
	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001
	14.867150	13.339745	-10.27%	1,255,447	2000
	12.464249	14.867150	19.28%	320,723	1999
	10.000000	12.464249	24.64%	16,248	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.678695	15.551743	5.95%	80,707	2007
	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001
	13.657521	13.420126	-1.74%	245,175	2000
	12.389971	13.657521	10.23%	53,990	1999
	10.000000	12.389971	23.90%	11,546	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.319312	10.053661	-2.57%	354	2007
	10.000000	10.319312	3.19%	298	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.527760	14.098393	4.22%	155,070	2007
	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001
	9.796953	10.702323	9.24%	3,292	2000
	10.000000	9.796953	-2.03%	6,059	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.786972	24.156274	16.21%	597,939	2007
	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001
	15.712599	14.497111	-7.74%	559,132	2000
	12.797152	15.712599	22.78%	167,682	1999
	10.000000	12.797152	27.97%	2,513	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.389333	13.523666	44.03%	54,808	2007
	10.000000	9.389333	-6.11%	19,196	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.051815	18.105249	0.30%	350,643	2007
	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001
	12.410474	13.294130	7.12%	213,299	2000
	11.809798	12.410474	5.09%	110,660	1999
	10.000000	11.809798	18.10%	2,692	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.526627	11.310248	7.44%	26,185	2007
	10.000000	10.526627	5.27%	6,955	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.546649	11.490429	8.95%	19,743	2007
	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.566834	11.621249	9.98%	23,275	2007
	10.000000	10.566834	5.67%	5,794	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.336124	12.577225	21.68%	43,897	2007
	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001
	12.683293	10.389625	-18.08%	83,616	2000
	12.309512	12.683293	3.04%	47,217	1999
	10.000000	12.309512	23.10%	1,093	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.818073	16.082526	25.47%	519,696	2007
	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001
	17.534950	15.423665	-12.04%	698,416	2000
	12.914475	17.534950	35.78%	269,474	1999
	10.000000	12.914475	29.14%	12,393	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.660133	11.837516	1.52%	65,470	2007
	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001
	11.255695	8.615157	-23.46%	135,220	2000
	10.530579	11.255695	6.89%	38,431	1999
	10.000000	10.530579	5.31%	262	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.812673	-1.87%	18,755	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.897994	11.231360	3.06%	146,654	2007
	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.869805	11.272286	14.21%	86,324	2007
	10.000000	9.869805	-1.30%	38,517	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.376710	21.300566	15.91%	14,138	2007
	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001
	17.171657	13.731142	-20.04%	52,347	2000
	12.187321	17.171657	40.90%	12,327	1999
	10.000000	12.187321	21.87%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.889323	19.579612	15.93%	95,985	2007
	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.286166	15.963627	4.43%	56,555	2007
	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.134394	11.424928	2.61%	49,474	2007
	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.170851	9.818976	-3.46%	25,813	2007
	10.000000	10.170851	1.71%	6,067	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.684141	13.598175	27.27%	16,984	2007
	10.000000	10.684141	6.84%	7,166	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.872497	12.413074	14.17%	27,782	2007
	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.463874	11.489837	9.80%	11,449	2007
	10.000000	10.463874	4.64%	2,705	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.230228	14.418129	1.32%	31,723	2007
	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.734063	11.801837	35.12%	274,073	2007
	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001
	10.000000	8.152720	-18.47%	140,862	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.999765	4.813811	20.35%	50,760	2007
	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001
	10.000000	6.515527	-34.84%	111,382	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.115386	14.587904	20.41%	29,580	2007
	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	17.049066	17.894461	4.96%	144	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.457741	17.037948	26.60%	61,145	2007
	9.279830	13.457741	45.02%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001
	10.000000	8.189524	-18.10%	146,837	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.939247	29.054225	26.66%	132,427	2007
	15.810633	22.939247	45.09%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.332505	10.705809	3.61%	66,164	2007
	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.079463	11.788968	6.40%	39,941	2007
	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.746244	9.688085	-0.60%	284	2007
	10.000000	9.746244	-2.54%	25	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.627004	19.781912	6.20%	34,219	2007
	16.611499	18.627004	12.13%	36,154	2006
	15.495457	16.611499	7.20%	34,312	2005
	13.528328	15.495457	14.54%	32,875	2004
	10.381389	13.528328	30.31%	31,724	2003
	14.271602	10.381389	-27.26%	26,808	2002
	14.652210	14.271602	-2.60%	20,808	2001
	14.648600	14.652210	0.02%	68,897	2000
	12.887023	14.648600	13.67%	14,049	1999
	10.000000	12.887023	28.87%	226	1998*

Neuberger Berman Advisors Management Trust - AMT International Portfolio: S Class - Q/NQ	10.372400	10.587299	2.07%	43,856	2007
	10.000000	10.372400	3.72%	11,971	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.987585	23.007914	21.17%	89,065	2007
	16.738599	18.987585	13.44%	94,619	2006
	14.879545	16.738599	12.49%	98,494	2005
	12.935499	14.879545	15.03%	96,270	2004
	10.212487	12.935499	26.66%	85,750	2003
	14.613925	10.212487	-30.12%	72,479	2002
	19.610857	14.613925	-25.48%	58,852	2001
	21.426404	19.610857	-8.47%	129,229	2000
	14.077949	21.426404	52.20%	21,706	1999
	10.000000	14.077949	40.78%	183	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.422371	19.919491	8.13%	97,505	2007
	16.595294	18.422371	11.01%	90,746	2006
	14.214218	16.595294	16.75%	74,080	2005
	12.080039	14.214218	17.67%	48,386	2004
	9.041691	12.080039	33.60%	37,069	2003
	12.052088	9.041691	-24.98%	29,727	2002
	12.541566	12.052088	-3.90%	26,251	2001
	12.591929	12.541566	-0.40%	40,609	2000
	11.858021	12.591929	6.19%	22,959	1999
	10.000000	11.858021	18.58%	1,638	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.193716	10.388803	1.91%	7,547	2007
	10.000000	10.193716	1.94%	3,426	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.430250	14.292911	6.42%	63,945	2007
	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.479861	11.000442	4.97%	22,431	2007
	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.461879	10.654712	1.84%	32,184	2007
	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.762882	12.172813	13.10%	37,081	2007
	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.288678	11.385541	10.66%	84,595	2007
	10.000000	10.288678	2.89%	30,892	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.819431	-1.81%	4,834	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.690513	14.983441	1.99%	18,780	2007
	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001
	10.552305	9.573036	-9.28%	12,666	2000
	10.339812	10.552305	2.06%	6,179	1999
	10.000000	10.339812	3.40%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.445881	11.677897	2.03%	43,275	2007
	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.649505	34.048272	43.97%	1,961	2007
	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001
	10.000000	8.689073	-13.11%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	26.008051	37.435968	43.94%	85,396	2007
	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.971585	21.397112	19.06%	7,051	2007
	13.206283	17.971585	36.08%	7,283	2006
	12.540332	13.206283	5.31%	3,007	2005
	9.757613	12.540332	28.52%	1,493	2004
	7.945569	9.757613	22.81%	54	2003
	10.000000	7.945569	-20.54%	28	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.534539	15.760938	25.74%	1,161	2007
	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001
	10.000000	9.225133	-7.75%	751	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.931416	25.062342	25.74%	34,286	2007
	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	17.254227	20.458951	18.57%	8,474	2007
	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001
	14.846771	12.874957	-13.28%	31,439	2000
	12.212250	14.846771	21.57%	6,840	1999
	10.000000	12.212250	22.12%	86	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.823774	27.072479	18.62%	13,107	2007
	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.270286	12.695844	3.47%	99,764	2007
	11.052559	12.270286	11.02%	88,087	2006
	10.898060	11.052559	1.42%	67,443	2005
	10.156816	10.898060	7.30%	47,884	2004
	8.672706	10.156816	17.11%	42,236	2003
	10.000553	8.672706	-13.28%	30,584	2002
	10.498193	10.000553	-4.74%	22,049	2001
	10.651741	10.498193	-1.44%	47,617	2000
	10.677473	10.651741	-0.24%	22,586	1999
	10.000000	10.677473	6.77%	737	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.364253	18.935280	-2.22%	4,834	2007
	16.270216	19.364253	19.02%	7,053	2006
	14.797628	16.270216	9.95%	3,116	2005
	12.352452	14.797628	19.80%	2,409	2004
	8.829190	12.352452	39.90%	1,341	2003
	10.000000	8.829190	-11.71%	114	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.261543	14.053697	5.97%	381,759	2007
	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001
	9.515930	10.591943	11.31%	150,095	2000
	9.853072	9.515930	-3.42%	90,312	1999
	10.000000	9.853072	-1.47%	2,793	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.253528	8.575303	18.22%	236,366	2007
	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001
	12.829034	9.321861	-27.34%	393,628	2000
	12.439602	12.829034	3.13%	281,903	1999
	10.000000	12.439602	24.40%	8,312	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.285271	14.876217	11.98%	22,167	2007
	13.079189	13.285271	1.58%	21,781	2006
	12.196830	13.079189	7.23%	15,595	2005
	11.435502	12.196830	6.66%	10,067	2004
	8.453928	11.435502	35.27%	4,522	2003
	10.000000	8.453928	-15.46%	580	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.882719	11.772823	8.18%	5,592	2007
	10.000000	10.882719	8.83%	1,798	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.787573	12.284510	4.22%	67,170	2007
	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.603326	13.194253	4.69%	224,139	2007
	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.351492	13.951104	4.49%	713,673	2007
	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.323110	15.035889	4.98%	747,557	2007
	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.964301	15.680560	4.79%	238,974	2007
	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.513950	16.725444	7.81%	88,819	2007
	14.272001	15.513950	8.70%	79,479	2006
	13.149289	14.272001	8.54%	77,783	2005
	11.527438	13.149289	14.07%	80,426	2004
	8.317327	11.527438	38.60%	67,969	2003
	13.352487	8.317327	-37.71%	58,534	2002
	19.374164	13.352487	-31.08%	50,539	2001
	23.148836	19.374164	-16.31%	90,671	2000
	12.668723	23.148836	82.72%	19,350	1999
	10.000000	12.668723	26.69%	23	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.074563	26.671830	6.37%	139,022	2007
	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001
	14.654661	16.698444	13.95%	31,437	2000
	12.253848	14.654661	19.59%	1,411	1999
	10.000000	12.253848	22.54%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.727628	12.153777	3.63%	491,969	2007
	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001
	10.468792	10.978256	4.87%	209,798	2000
	10.095781	10.468792	3.69%	165,880	1999
	10.000000	10.095781	0.96%	2,487	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.097949	22.494186	1.79%	55,411	2007
	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.955463	17.317497	8.54%	71,877	2007
	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001
	20.352098	16.874259	-17.09%	26,669	2000
	10.000000	20.352098	103.52%	352	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	35.060668	32.282450	-7.92%	112,412	2007
	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001
	16.391038	18.027390	9.98%	75,128	2000
	12.964349	16.391038	26.43%	6,078	1999
	10.000000	12.964349	29.64%	2	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.351029	28.635274	1.00%	127,233	2007
	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001
	17.267747	18.598401	7.71%	67,342	2000
	12.123056	17.267747	42.44%	11,156	1999
	10.000000	12.123056	21.23%	918	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.308509	15.307951	6.98%	470,614	2007
	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001
	12.684916	12.280107	-3.19%	701,784	2000
	11.993303	12.684916	5.77%	422,892	1999
	10.000000	11.993303	19.93%	17,305	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.715523	18.441251	10.32%	13,019	2007
	14.554291	16.715523	14.85%	9,907	2006
	13.341517	14.554291	9.09%	5,847	2005
	11.357826	13.341517	17.47%	1,481	2004
	9.143759	11.357826	24.21%	647	2003
	10.000000	9.143759	-8.56%	616	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.296017	3.914531	18.77%	7,737	2007
	2.997766	3.296017	9.95%	12,798	2006
	3.046771	2.997766	-1.61%	13,235	2005
	2.953284	3.046771	3.17%	15,065	2004
	1.923621	2.953284	53.53%	21,467	2003
	3.399372	1.923621	-43.41%	25,216	2002
	6.001519	3.399372	-43.36%	19,102	2001
	10.000000	6.001519	-39.98%	17,439	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.211308	14.513967	18.86%	23,973	2007
	11.114941	12.211308	9.86%	22,074	2006
	11.296144	11.114941	-1.60%	16,832	2005
	10.953168	11.296144	3.13%	14,786	2004
	7.136357	10.953168	53.48%	8,773	2003
	10.000000	7.136357	-28.64%	2,023	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.735670	16.630899	21.08%	18,817	2007
	13.928088	13.735670	-1.38%	15,999	2006
	12.574815	13.928088	10.76%	7,624	2005
	11.307350	12.574815	11.21%	5,800	2004
	7.502155	11.307350	50.72%	7,906	2003
	10.000000	7.502155	-24.98%	697	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.091448	13.626680	-3.30%	145,629	2007
	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001
	13.882376	12.271980	-11.60%	10,551	2000
	11.846282	13.882376	17.19%	4,561	1999
	10.000000	11.846282	18.46%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.382121	14.880871	3.47%	74,780	2007
	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001
	10.290756	10.753649	4.50%	7,527	2000
	10.245831	10.290756	0.44%	3,519	1999
	10.000000	10.245831	2.46%	66	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	17.405548	19.648575	12.89%	267,642	2007
	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001
	18.556149	18.310774	-1.32%	220,567	2000
	13.244991	18.556149	40.10%	52,838	1999
	10.000000	13.244991	32.45%	260	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.002027	14.722203	5.14%	73,651	2007
	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001
	10.000000	9.528196	-4.72%	19,705	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.107952	23.249077	5.16%	222,177	2007
	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.589836	-4.10%	1,333	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.530449	10.403406	-1.21%	4,121	2007
	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.470351	15.976084	3.27%	194,220	2007
	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001
	14.854438	13.402637	-9.77%	105,849	2000
	12.340636	14.854438	20.37%	28,147	1999
	10.000000	12.340636	23.41%	325	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.021096	9.790374	-2.30%	37,701	2007
	10.000000	10.021096	0.21%	10,834	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.991136	17.867256	5.16%	201,850	2007
	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001
	23.954947	21.029849	-12.21%	211,195	2000
	13.191805	23.954947	81.59%	28,014	1999
	10.000000	13.191805	31.92%	85	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series)	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series)	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.565055	11.753108	11.25%	24,633	2007
	10.000000	10.565055	5.65%	7,441	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.012919	11.221100	1.89%	39,315	2007
	10.000000	11.012919	10.13%	23,280	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.266165	10.683374	4.06%	5,921	2007
	10.000000	10.266165	2.66%	464	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.423896	10.870771	4.29%	34,719	2007
	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.642335	33.336470	5.35%	5,604	2007
	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001
	14.580968	16.063592	10.17%	3,465	2000
	11.395495	14.580968	27.95%	606	1999
	10.000000	11.395495	13.95%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.698904	10.552592	21.31%	41,624	2007
	8.048885	8.698904	8.08%	41,494	2006
	6.922052	8.048885	16.28%	38,102	2005
	5.755939	6.922052	20.26%	32,136	2004
	4.105313	5.755939	40.21%	26,874	2003
	6.029777	4.105313	-31.92%	22,459	2002
	8.625825	6.029777	-30.10%	11,205	2001
	10.000000	8.625825	-13.74%	3,184	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	38.948823	31.942545	-17.99%	117,567	2007
	28.527219	38.948823	36.53%	141,738	2006
	24.641706	28.527219	15.77%	126,202	2005
	18.267262	24.641706	34.90%	89,955	2004
	13.431758	18.267262	36.00%	57,704	2003
	13.688917	13.431758	-1.88%	46,423	2002
	12.601811	13.688917	8.63%	19,691	2001
	12.117726	12.601811	3.99%	23,407	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.741347	30.938576	36.05%	21,305	2007
	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	45.883718	62.444926	36.09%	10,360	2007
	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001
	25.026598	14.389442	-42.50%	15,321	2000
	12.634284	25.026598	98.08%	4,569	1999
	10.000000	12.634284	26.34%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.073317	33.161291	43.72%	18,396	2007
	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	36.168999	51.992806	43.75%	1,821	2007
	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001
	11.869689	13.078363	10.18%	1,189	2000
	9.918535	11.869689	19.67%	259	1999
	10.000000	9.918535	-0.81%	62	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.679023	13.370554	5.45%	122,847	2007
	11.423797	12.679023	10.99%	136,793	2006
	10.706330	11.423797	6.70%	137,260	2005
	9.156942	10.706330	16.92%	139,164	2004
	6.757847	9.156942	35.50%	112,373	2003
	9.337249	6.757847	-27.62%	93,116	2002
	9.804830	9.337249	-4.77%	48,140	2001
	10.000000	9.804830	-2.17%	13,602	2000*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.651777	10.672209	0.19%	143	2007
	10.000000	10.651777	6.52%	84	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.889216	10.921756	10.44%	100	2007
	10.000000	9.889216	-1.11%	4,684	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.091496	11.026992	9.27%	383	2007
	10.000000	10.091496	0.91%	41	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.686048	11.814698	10.56%	0	2007
	10.000000	10.686048	6.86%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.762681	11.916339	-6.63%	0	2007
	10.000000	12.762681	27.63%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.943490	21.480687	13.39%	0	2007
	14.943983	18.943490	26.76%	0	2006
	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.924263	15.729529	-1.22%	40,870	2007
	13.758089	15.924263	15.74%	46,449	2006
	13.301697	13.758089	3.43%	40,495	2005
	11.909093	13.301697	11.69%	38,095	2004
	9.313685	11.909093	27.87%	34,008	2003
	11.685785	9.313685	-20.30%	25,860	2002
	12.900147	11.685785	-9.41%	20,992	2001
	14.599165	12.900147	-11.64%	59,040	2000
	12.513926	14.599165	16.66%	8,868	1999
	10.000000	12.513926	25.14%	84	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.142734	20.004201	16.69%	11,405	2007
	13.870417	17.142734	23.59%	13,454	2006
	12.389207	13.870417	11.96%	14,362	2005
	10.905738	12.389207	13.60%	15,649	2004
	8.860735	10.905738	23.08%	16,607	2003
	11.257260	8.860735	-21.29%	18,981	2002
	16.080508	11.257260	-29.99%	21,924	2001
	19.557409	16.080508	-17.78%	33,302	2000
	12.060517	19.557409	62.16%	7,465	1999
	10.000000	12.060517	20.61%	301	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.579315	18.179811	16.69%	31,716	2007
	12.605434	15.579315	23.59%	29,433	2006
	11.274627	12.605434	11.80%	30,691	2005
	9.911125	11.274627	13.76%	22,408	2004
	8.052630	9.911125	23.08%	16,104	2003
	10.000000	8.052630	-19.47%	7,859	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.068287	10.688098	-3.43%	14,069	2007
	10.000000	11.068287	10.68%	3,882	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.403888	12.444854	19.62%	7,607	2007
	10.881052	10.403888	-4.39%	7,421	2006
	10.773958	10.881052	0.99%	11,966	2005
	9.847945	10.773958	9.40%	3,663	2004
	7.976414	9.847945	23.46%	2,019	2003
	10.000000	7.976414	-20.24%	235	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.818582	20.458146	-6.24%	105,679	2007
	18.601817	21.818582	17.29%	100,655	2006
	17.915769	18.601817	3.83%	97,136	2005
	15.852041	17.915769	13.02%	81,815	2004
	12.435228	15.852041	27.48%	66,146	2003
	14.396972	12.435228	-13.63%	54,959	2002
	12.910062	14.396972	11.52%	32,499	2001
	11.053935	12.910062	16.79%	4,973	2000
	11.278389	11.053935	-1.99%	2,881	1999
	10.000000	11.278389	12.78%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.553255	13.198494	38.16%	3,996	2007
	10.000000	9.553255	-4.47%	3,817	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.803007	11.691897	8.23%	17,341	2007
	10.757583	10.803007	0.42%	17,985	2006
	10.714951	10.757583	0.40%	10,933	2005
	10.244335	10.714951	4.59%	5,381	2004
	10.000000	10.244335	2.44%	7	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.694897	15.848937	-5.07%	0	2007
	14.918660	16.694897	11.91%	0	2006
	12.993931	14.918660	14.81%	0	2005
	11.140880	12.993931	16.63%	25	2004
	7.632460	11.140880	45.96%	25	2003
	11.727447	7.632760	-34.92%	49	2002
	16.625822	11.727447	-29.46%	49	2001
	20.747888	16.625822	-19.87%	108	2000
	12.837404	20.747888	61.62%	0	1999
	10.000000	12.837404	28.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.860929	18.279435	15.25%	0	2007
	13.522500	15.860929	17.29%	0	2006
	11.648046	13.522500	16.09%	0	2005
	10.269549	11.648046	13.42%	34	2004
	7.805870	10.269549	31.56%	34	2003
	9.859228	7.805870	-20.83%	245	2002
	12.833338	9.859228	-23.17%	245	2001
	17.518646	12.833338	-26.74%	401	2000
	11.550487	17.518646	51.67%	179	1999
	10.000000	11.550487	15.50%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.521335	17.628093	0.61%	892	2007
	14.850917	17.521335	17.98%	1,061	2006
	13.891904	14.850917	6.90%	1,332	2005
	12.621765	13.891904	10.06%	1,622	2004
	10.201400	12.621765	23.73%	1,747	2003
	13.419495	10.201400	-23.98%	1,827	2002
	13.449360	13.419495	-0.22%	3,051	2001
	12.491882	13.449360	7.66%	3,631	2000
	11.894592	12.491882	5.02%	2,880	1999
	10.000000	11.894592	18.95%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.983074	14.712847	-1.80%	34,291	2007
	13.247767	14.983074	13.10%	30,052	2006
	12.497476	13.247767	6.00%	29,270	2005
	10.372759	12.497476	20.48%	23,764	2004
	7.615982	10.372759	36.20%	15,444	2003
	10.000000	7.615982	-23.84%	182	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.235361	11.970076	6.54%	63,295	2007
	10.408090	11.235361	7.95%	67,951	2006
	10.161439	10.408090	2.43%	70,034	2005
	9.678551	10.161439	4.99%	69,919	2004
	7.770469	9.678551	24.56%	69,441	2003
	11.063366	7.770469	-29.76%	68,913	2002
	14.456547	11.063366	-23.47%	67,083	2001
	16.437396	14.456547	-12.05%	133,163	2000
	12.783289	16.437396	28.59%	32,857	1999
	10.000000	12.783289	27.83%	1,086	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.555054	15.142839	4.04%	205,323	2007
	12.748193	14.555054	14.17%	213,585	2006
	12.318167	12.748193	3.49%	215,757	2005
	11.263009	12.318167	9.37%	217,895	2004
	8.876292	11.263009	26.89%	203,936	2003
	11.566182	8.876292	-23.26%	186,900	2002
	13.324628	11.566182	-13.20%	156,799	2001
	14.857773	13.324628	-10.32%	338,500	2000
	12.462691	14.857773	19.22%	99,789	1999
	10.000000	12.462691	24.63%	2,207	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.617682	15.479227	5.89%	26,879	2007
	12.695402	14.617682	15.14%	28,576	2006
	12.304021	12.695402	3.18%	27,516	2005
	11.849234	12.304021	3.84%	24,055	2004
	9.892733	11.849234	19.78%	19,785	2003
	12.016387	9.892733	-17.67%	18,244	2002
	13.404933	12.016387	-10.36%	19,304	2001
	13.648909	13.404933	-1.79%	69,166	2000
	12.388419	13.648909	10.17%	17,491	1999
	10.000000	12.388419	23.88%	529	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.315860	10.045182	-2.62%	138	2007
	10.000000	10.315860	3.16%	39	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.475495	14.036793	4.17%	63,514	2007
	13.088130	13.475495	2.96%	64,264	2006
	13.070401	13.088130	0.14%	63,632	2005
	12.760534	13.070401	2.43%	58,028	2004
	12.335897	12.760534	3.44%	52,889	2003
	11.416849	12.335897	8.05%	39,977	2002
	10.693364	11.416849	6.77%	19,727	2001
	9.793677	10.693364	9.19%	4,973	2000
	10.000000	9.793677	-2.06%	3,440	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.700489	24.043548	16.15%	215,505	2007
	18.765787	20.700489	10.31%	205,888	2006
	16.246321	18.765787	15.51%	167,670	2005
	14.249503	16.246321	14.01%	126,670	2004
	11.230871	14.249503	26.88%	106,517	2003
	12.543824	11.230871	-10.47%	89,650	2002
	14.480674	12.543824	-13.38%	73,938	2001
	15.702687	14.480674	-7.78%	110,823	2000
	12.795546	15.702687	22.72%	32,831	1999
	10.000000	12.795546	27.96%	874	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.386190	13.512260	43.96%	18,698	2007
	10.000000	9.386190	-6.14%	13,485	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.976697	18.020736	0.24%	129,683	2007
	15.144293	17.976697	18.70%	128,466	2006
	14.485907	15.144293	4.55%	123,894	2005
	13.156833	14.485907	10.10%	113,799	2004
	10.220994	13.156833	28.72%	86,884	2003
	12.457519	10.220994	-17.95%	72,356	2002
	13.279061	12.457519	-6.19%	52,123	2001
	12.402631	13.279061	7.07%	53,444	2000
	11.808307	12.402631	5.03%	21,115	1999
	10.000000	11.808307	18.08%	764	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.523113	11.300723	7.39%	6,730	2007
	10.000000	10.523113	5.23%	2,131	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.543114	11.480737	8.89%	1,697	2007
	10.000000	10.543114	5.43%	1,025	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.563287	11.611433	9.92%	4,956	2007
	10.000000	10.563287	5.63%	509	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.293065	12.518473	21.62%	7,925	2007
	9.888284	10.293065	4.09%	11,237	2006
	9.188710	9.888284	7.61%	16,075	2005
	8.682645	9.188710	5.83%	16,125	2004
	6.774232	8.682645	28.17%	13,201	2003
	8.776671	6.774232	-22.82%	12,165	2002
	10.377837	8.776671	-15.43%	11,620	2001
	12.675276	10.377837	-18.13%	14,129	2000
	12.307964	12.675276	2.98%	9,354	1999
	10.000000	12.307964	23.08%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.764761	16.007495	25.40%	169,831	2007
	12.098405	12.764761	5.51%	182,714	2006
	11.581701	12.098405	4.46%	184,634	2005
	11.346151	11.581701	2.08%	194,676	2004
	8.644282	11.346151	31.26%	182,195	2003
	12.528481	8.644282	-31.00%	169,994	2002
	15.406192	12.528481	-18.68%	155,022	2001
	17.523903	15.406192	-12.08%	192,972	2000
	12.912859	17.523903	35.71%	78,702	1999
	10.000000	12.912859	29.13%	918	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.611599	11.782239	1.47%	17,629	2007
	10.565336	11.611599	9.90%	20,126	2006
	10.424872	10.565336	1.35%	21,404	2005
	9.634008	10.424872	8.21%	23,498	2004
	7.675825	9.634008	25.51%	21,353	2003
	7.493979	7.675825	2.43%	14,974	2002
	8.605370	7.493979	-12.92%	9,564	2001
	11.248584	8.605370	-23.50%	19,137	2000
	10.529250	11.248584	6.83%	20,024	1999
	10.000000	10.529250	5.29%	168	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.809361	-1.91%	4,368	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.877807	11.204860	3.01%	43,699	2007
	10.550355	10.877807	3.10%	36,908	2006
	10.455277	10.550355	0.91%	28,873	2005
	10.139004	10.455277	3.12%	10,106	2004
	10.000000	10.139004	1.39%	530	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.866503	11.262788	14.15%	41,048	2007
	10.000000	9.866503	-1.33%	20,741	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	18.300275	21.201191	15.85%	2,670	2007
	15.695687	18.300275	16.59%	3,012	2006
	13.345817	15.695687	17.61%	3,245	2005
	11.896469	13.345817	12.18%	3,373	2004
	8.403857	11.896469	41.56%	4,359	2003
	10.672961	8.403857	-21.26%	5,443	2002
	13.715591	10.672961	-22.18%	3,736	2001
	17.160838	13.715591	-20.08%	13,328	2000
	12.185792	17.160838	40.83%	579	1999
	10.000000	12.185792	21.86%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.849545	19.523570	15.87%	38,708	2007
	14.451083	16.849545	16.60%	38,895	2006
	12.292402	14.451083	17.56%	31,430	2005
	10.956617	12.292402	12.19%	22,841	2004
	7.737361	10.956617	41.61%	10,990	2003
	10.000000	7.737361	-22.63%	2,611	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.250212	15.917982	4.38%	15,045	2007
	13.276674	15.250212	14.86%	14,105	2006
	13.096147	13.276674	1.38%	10,457	2005
	11.622753	13.096147	12.68%	7,274	2004
	7.451528	11.622753	55.98%	3,177	2003
	10.000000	7.451528	-25.48%	108	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.130667	11.415294	2.56%	19,464	2007
	10.000000	11.130667	11.31%	11,596	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.167449	9.810701	-3.51%	12,499	2007
	10.000000	10.167449	1.67%	6,540	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.680558	13.586701	27.21%	6,523	2007
	10.000000	10.680558	6.81%	2,463	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.921139	18.221740	14.45%	0	2007
	13.234311	15.921139	20.30%	0	2006
	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.868857	12.402623	14.11%	10,235	2007
	10.000000	10.868857	8.69%	4,497	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.460367	11.480144	9.75%	2,772	2007
	10.000000	10.460367	4.60%	2,573	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.211136	14.391466	1.27%	17,977	2007
	12.303996	14.211136	15.50%	23,366	2006
	11.396821	12.303996	7.96%	34,500	2005
	10.000000	11.396821	13.97%	5,567	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.703523	11.754601	35.06%	88,897	2007
	8.068907	8.703523	7.86%	100,792	2006
	7.251916	8.068907	11.27%	110,457	2005
	6.218858	7.251916	16.61%	118,580	2004
	5.232452	6.218858	18.85%	113,730	2003
	6.296270	5.232452	-16.90%	113,820	2002
	8.148922	6.296270	-22.73%	98,700	2001
	10.000000	8.148922	-18.51%	91,068	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.985792	4.794557	20.29%	29,541	2007
	3.739321	3.985792	6.59%	37,541	2006
	3.391029	3.739321	10.27%	54,468	2005
	3.411159	3.391029	-0.59%	60,303	2004
	2.355896	3.411159	44.79%	66,811	2003
	4.034937	2.355896	-41.61%	75,644	2002
	6.512483	4.034937	-38.04%	84,498	2001
	10.000000	6.512483	-34.88%	85,311	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.086833	14.546116	20.35%	16,875	2007
	11.327646	12.086833	6.70%	18,688	2006
	10.293165	11.327646	10.05%	18,164	2005
	10.326633	10.293165	-0.32%	16,687	2004
	7.100137	10.326633	45.44%	12,021	2003
	10.000000	7.100137	-29.00%	8,324	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	17.017537	17.852292	4.91%	25	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.410654	16.969706	26.54%	29,158	2007
	9.252030	13.410654	44.95%	32,298	2006
	7.093614	9.252030	30.43%	39,278	2005
	6.046281	7.093614	17.32%	47,616	2004
	4.546506	6.046281	32.99%	52,341	2003
	6.195252	4.546506	-26.61%	63,386	2002
	8.185713	6.195252	-24.32%	79,741	2001
	10.000000	8.185713	-18.14%	94,163	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.885263	28.971115	26.59%	56,332	2007
	15.781376	22.885263	45.01%	45,718	2006
	12.092621	15.781376	30.50%	33,056	2005
	10.305108	12.092621	17.35%	30,747	2004
	7.748155	10.305108	33.00%	24,793	2003
	10.000000	7.748155	-22.52%	18,530	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.313421	10.680593	3.56%	22,234	2007
	10.012367	10.313421	3.01%	14,308	2006
	9.984412	10.012367	0.28%	8,473	2005
	10.022469	9.984412	-0.38%	3,536	2004
	10.000000	10.022469	0.22%	218	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.075760	11.779046	6.35%	18,724	2007
	10.000000	11.075760	10.76%	5,341	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.742968	9.679898	-0.65%	308	2007
	10.000000	9.742968	-2.57%	149	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.549547	19.689655	6.15%	9,542	2007
	16.550762	18.549547	12.08%	11,276	2006
	15.446584	16.550762	7.15%	13,903	2005
	13.492463	15.446584	14.48%	13,546	2004
	10.359099	13.492463	30.25%	13,218	2003
	14.248188	10.359099	-27.30%	13,728	2002
	14.635622	14.248188	-2.65%	7,791	2001
	14.639366	14.635622	-0.03%	16,649	2000
	12.885403	14.639366	13.61%	3,509	1999
	10.000000	12.885403	28.85%	112	1998*

Neuberger Berman Advisors Management Trust - AMT International Portfolio: S Class - Q/NQ	10.368915	10.578363	2.02%	15,614	2007
	10.000000	10.368915	3.69%	3,371	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.908566	22.900525	21.11%	29,737	2007
	16.677360	18.908566	13.38%	32,554	2006
	14.832576	16.677360	12.44%	32,803	2005
	12.901188	14.832576	14.97%	28,463	2004
	10.190559	12.901188	26.60%	24,642	2003
	14.589932	10.190559	-30.15%	23,310	2002
	19.588644	14.589932	-25.52%	19,694	2001
	21.412911	19.588644	-8.52%	30,569	2000
	14.076184	21.412911	52.12%	3,516	1999
	10.000000	14.076184	40.76%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.345708	19.826498	8.07%	38,866	2007
	16.534564	18.345708	10.95%	34,740	2006
	14.169347	16.534564	16.69%	27,475	2005
	12.047999	14.169347	17.31%	17,366	2004
	9.022270	12.047999	33.54%	12,970	2003
	12.032300	9.022270	-25.02%	11,459	2002
	12.527350	12.032300	-3.95%	10,753	2001
	12.583972	12.527350	-0.45%	13,638	2000
	11.856528	12.583972	6.14%	7,962	1999
	10.000000	11.856528	18.57%	329	1998*

Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.190307	10.380052	1.86%	4,344	2007
	10.000000	10.190307	1.90%	431	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.412223	14.266478	6.37%	16,883	2007
	11.932717	13.412223	12.40%	9,201	2006
	11.296531	11.932717	5.63%	4,805	2005
	10.000000	11.296531	12.97%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.476339	10.991163	4.91%	16,548	2007
	10.000000	10.476339	4.76%	5,719	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.458382	10.645730	1.79%	8,863	2007
	10.000000	10.458382	4.58%	732	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.759272	12.162544	13.04%	19,851	2007
	10.000000	10.759272	7.59%	7,825	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.285224	11.375941	10.60%	32,154	2007
	10.000000	10.285224	2.85%	8,525	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.816107	-1.84%	4,279	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.629427	14.913557	1.94%	7,757	2007
	13.380377	14.629427	9.33%	9,395	2006
	13.220896	13.380377	1.21%	14,452	2005
	12.148136	13.220896	8.83%	21,973	2004
	10.050887	12.148136	20.87%	13,956	2003
	9.850124	10.050887	2.04%	6,631	2002
	9.562175	9.850124	3.01%	3,074	2001
	10.545637	9.562175	-9.33%	2,422	2000
	10.338506	10.545637	2.00%	698	1999
	10.000000	10.338506	3.39%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.436266	11.662156	1.98%	13,635	2007
	10.460288	11.436266	9.33%	13,687	2006
	10.000000	10.460288	4.60%	9,036	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.574977	33.923728	43.90%	488	2007
	17.443443	23.574977	35.15%	757	2006
	13.303723	17.443443	31.12%	1,200	2005
	11.146305	13.303723	19.36%	1,480	2004
	6.822884	11.146305	63.37%	1,485	2003
	8.142380	6.822884	-16.21%	1,535	2002
	8.688017	8.142380	-6.28%	930	2001
	10.000000	8.688017	-13.12%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.946870	37.328953	43.87%	37,455	2007
	19.208764	25.946870	35.08%	29,995	2006
	14.648149	19.208764	31.13%	18,375	2005
	12.271368	14.648149	19.37%	8,517	2004
	7.513570	12.271368	63.32%	3,434	2003
	10.000000	7.513570	-24.86%	1,104	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.926821	21.332970	19.00%	6,606	2007
	13.180039	17.926821	36.01%	8,677	2006
	12.521728	13.180039	5.26%	7,364	2005
	9.748072	12.521728	28.45%	4,563	2004
	7.941816	9.748072	22.74%	2,449	2003
	10.000000	7.941816	-20.58%	287	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.495047	15.703294	25.68%	193	2007
	9.506220	12.495047	31.44%	340	2006
	7.385378	9.506220	28.72%	579	2005
	6.542624	7.385378	12.88%	582	2004
	4.880201	6.542624	34.06%	644	2003
	6.505103	4.880201	-24.98%	649	2002
	9.224008	6.505103	-29.48%	505	2001
	10.000000	9.224008	-7.76%	246	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.884497	24.990664	25.68%	18,585	2007
	15.129732	19.884497	31.43%	11,874	2006
	11.757438	15.129732	28.68%	8,205	2005
	10.401328	11.757438	13.04%	2,234	2004
	7.775080	10.401328	33.78%	600	2003
	10.000000	7.775080	-22.25%	277	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	17.182457	20.363500	18.51%	1,810	2007
	13.808057	17.182457	24.44%	2,078	2006
	11.704753	13.808057	17.97%	2,162	2005
	10.237171	11.704753	14.34%	2,742	2004
	7.611516	10.237171	34.50%	3,280	2003
	10.320501	7.611516	-26.25%	3,683	2002
	12.860372	10.320501	-19.75%	3,910	2001
	14.837408	12.860372	-13.32%	7,842	2000
	12.210713	14.837408	21.51%	1,596	1999
	10.000000	12.210713	22.11%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.781582	27.008713	18.56%	2,939	2007
	18.317742	22.781582	24.37%	2,311	2006
	15.527453	18.317742	17.97%	2,945	2005
	13.580570	15.527453	14.34%	1,879	2004
	10.000000	13.580570	35.81%	1,103	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.219232	12.636604	3.42%	13,832	2007
	11.012128	12.219232	10.96%	12,372	2006
	10.863672	11.012128	1.37%	10,322	2005
	10.129897	10.863672	7.24%	9,554	2004
	8.654097	10.129897	17.05%	9,539	2003
	9.984133	8.654097	-13.32%	8,792	2002
	10.486281	9.984133	-4.79%	3,566	2001
	10.645005	10.486281	-1.49%	10,372	2000
	10.676123	10.645005	-0.29%	1,871	1999
	10.000000	10.676123	6.76%	47	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.316077	18.878570	-2.26%	3,289	2007
	16.237918	19.316077	18.96%	2,783	2006
	14.775700	16.237918	9.90%	1,449	2005
	12.340380	14.775700	19.73%	2,951	2004
	8.825014	12.340380	39.83%	2,351	2003
	10.000000	8.825014	-11.75%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.206371	13.988120	5.92%	122,435	2007
	12.927647	13.206371	2.16%	121,329	2006
	12.664327	12.927647	2.08%	115,607	2005
	12.406921	12.664327	2.07%	113,283	2004
	12.305129	12.406921	0.83%	117,416	2003
	11.216307	12.305129	9.71%	107,010	2002
	10.579941	11.216307	6.01%	66,395	2001
	9.509925	10.579941	11.25%	75,336	2000
	9.851828	9.509925	-3.47%	68,907	1999
	10.000000	9.851828	-1.48%	550	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.223344	8.535283	18.16%	70,913	2007
	6.882641	7.223344	4.95%	76,967	2006
	6.537501	6.882641	5.28%	85,670	2005
	6.114786	6.537501	6.91%	92,290	2004
	4.660144	6.114786	31.21%	94,948	2003
	6.614069	4.660144	-29.54%	91,828	2002
	9.311292	6.614069	-28.97%	88,817	2001
	12.820934	9.311292	-27.37%	171,235	2000
	12.438039	12.820934	3.08%	118,701	1999
	10.000000	12.438039	24.38%	2,729	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.252224	14.831675	11.92%	18,483	2007
	13.053238	13.252224	1.52%	18,302	2006
	12.178764	13.053238	7.18%	15,855	2005
	11.424339	12.178764	6.60%	12,237	2004
	8.449939	11.424339	35.20%	4,745	2003
	10.000000	8.449939	-15.50%	152	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.879072	11.762888	8.12%	10,227	2007
	10.000000	10.879072	8.79%	6,234	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.758213	12.247679	4.16%	16,368	2007
	11.204020	11.758213	4.95%	19,338	2006
	10.971215	11.204020	2.12%	18,207	2005
	10.605451	10.971215	3.45%	13,903	2004
	9.942704	10.605451	6.67%	9,648	2003
	10.000000	9.942704	-0.57%	3,201	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.571989	13.154760	4.64%	62,840	2007
	11.729868	12.571989	7.18%	63,241	2006
	11.356507	11.729868	3.29%	71,071	2005
	10.721096	11.356507	5.93%	44,378	2004
	9.539048	10.721096	12.39%	23,369	2003
	10.000000	9.539048	-4.61%	3,337	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.318307	13.909352	4.44%	287,607	2007
	12.099196	13.318307	10.08%	235,492	2006
	11.618642	12.099196	4.14%	181,878	2005
	10.730544	11.618642	8.28%	116,562	2004
	9.042222	10.730544	18.67%	64,587	2003
	10.000000	9.042222	-9.58%		2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.287497	14.990874	4.92%	212,176	2007
	12.618444	14.287497	13.23%	192,156	2006
	11.921713	12.618444	5.84%	149,893	2005
	10.759274	11.921713	10.80%	105,623	2004
	8.594465	10.759274	25.19%	45,559	2003
	10.000000	8.594465	-14.06%		2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.927083	15.633605	4.73%	91,958	2007
	12.920750	14.927083	15.53%	80,746	2006
	12.110133	12.920750	6.69%	60,650	2005
	10.744012	12.110133	12.72%	42,170	2004
	8.242281	10.744012	30.35%	19,943	2003
	10.000000	8.242281	-17.58%	5,466	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.449365	16.647356	7.75%	29,783	2007
	14.219750	15.449365	8.65%	29,223	2006
	13.107754	14.219750	8.48%	24,464	2005
	11.496850	13.107754	14.01%	22,695	2004
	8.299447	11.496850	38.53%	20,918	2003
	13.330533	8.299447	-37.74%	20,277	2002
	19.352193	13.330533	-31.12%	17,056	2001
	23.134244	19.352193	-16.35%	24,739	2000
	12.667131	23.134244	82.63%	3,698	1999
	10.000000	12.667131	26.67%	43	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.970222	26.547341	6.32%	55,570	2007
	22.986686	24.970222	8.63%	55,553	2006
	20.743589	22.986686	10.81%	49,544	2005
	18.132311	20.743589	14.40%	42,214	2004
	13.622624	18.132311	33.10%	28,406	2003
	16.271356	13.622624	-16.28%	15,741	2002
	16.679519	16.271356	-2.45%	10,194	2001
	14.645409	16.679519	13.89%	10,784	2000
	12.252304	14.645409	19.53%	151	1999
	10.000000	12.252304	22.52%	81	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.678837	12.097060	3.58%	137,086	2007
	11.302306	11.678837	3.33%	103,483	2006
	11.136308	11.302306	1.49%	88,502	2005
	11.175193	11.136308	-0.35%	102,395	2004
	11.234913	11.175193	-0.53%	86,521	2003
	11.229574	11.234913	0.05%	106,761	2002
	10.965798	11.229574	2.41%	70,376	2001
	10.462170	10.965798	4.81%	35,947	2000
	10.094495	10.462170	3.64%	16,945	1999
	10.000000	10.094495	0.94%	99	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.057082	22.441172	1.74%	21,909	2007
	18.178088	22.057082	21.34%	21,348	2006
	16.410853	18.178088	10.77%	19,384	2005
	13.804740	16.410853	18.88%	9,724	2004
	10.000000	13.804740	38.05%	2,824	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.893793	17.241801	8.48%	23,224	2007
	15.578606	15.893793	2.02%	26,975	2006
	14.579713	15.578606	6.85%	24,476	2005
	13.004630	14.579713	12.11%	22,426	2004
	9.798306	13.004630	32.72%	22,099	2003
	14.858644	9.798306	-34.06%	17,698	2002
	16.860140	14.858644	-11.87%	10,726	2001
	20.345317	16.860140	-17.13%	9,624	2000
	10.000000	20.345317	103.45%	346	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	34.914843	32.131819	-7.97%	46,199	2007
	30.112384	34.914843	15.95%	47,331	2006
	29.553543	30.112384	1.89%	45,432	2005
	25.488198	29.553543	15.95%	40,621	2004
	16.438351	25.488198	55.05%	34,065	2003
	22.831653	16.438351	-28.00%	27,654	2002
	18.006956	22.831653	26.79%	22,130	2001
	16.380692	18.006956	9.93%	17,256	2000
	12.962717	16.380692	26.37%	5,795	1999
	10.000000	12.962717	29.63%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.233079	28.501641	0.95%	66,045	2007
	25.491825	28.233079	10.75%	64,479	2006
	22.959559	25.491825	11.03%	54,587	2005
	19.514472	22.959559	17.65%	46,337	2004
	13.999555	19.514472	39.39%	32,394	2003
	17.131237	13.999555	-18.28%	28,087	2002
	18.577322	17.131237	-7.78%	23,236	2001
	17.256864	18.577322	7.65%	21,026	2000
	12.121529	17.256864	42.37%	7,205	1999
	10.000000	12.121529	21.22%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.248988	15.236520	6.93%	150,546	2007
	12.685521	14.248988	12.32%	161,403	2006
	11.943858	12.685521	6.21%	167,707	2005
	11.009243	11.943858	8.49%	184,674	2004
	8.734199	11.009243	26.05%	177,537	2003
	10.691229	8.734199	-18.31%	168,076	2002
	12.266207	10.691229	-12.84%	164,480	2001
	12.676933	12.266207	-3.24%	186,717	2000
	11.991803	12.676933	5.71%	117,496	1999
	10.000000	11.991803	19.92%	3,020	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.673956	18.386033	10.27%	8,163	2007
	14.525413	16.673956	14.79%	5,645	2006
	13.321756	14.525413	9.04%	4,809	2005
	11.346739	13.321756	17.41%	1,750	2004
	9.139446	11.346739	24.15%	591	2003
	10.000000	9.139446	-8.61%	704	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.285607	3.900190	18.71%	4,981	2007
	2.989804	3.285607	9.89%	5,519	2006
	3.040196	2.989804	-1.66%	7,363	2005
	2.948398	3.040196	3.11%	9,168	2004
	1.921414	2.948398	53.45%	9,608	2003
	3.397209	1.921414	-43.44%	9,823	2002
	6.000784	3.397209	-43.39%	8,912	2001
	10.000000	6.000784	-39.99%	2,604	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.182552	14.472426	18.80%	9,652	2007
	11.094359	12.182552	9.81%	9,154	2006
	11.280914	11.094359	-1.65%	7,375	2005
	10.943922	11.280914	3.08%	9,753	2004
	7.133934	10.943922	53.41%	5,906	2003
	10.000000	7.133934	-28.66%	1,622	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.701480	16.581068	21.02%	9,901	2007
	13.900426	13.701480	-1.43%	9,735	2006
	12.556161	13.900426	10.71%	7,962	2005
	11.296287	12.556161	11.15%	6,691	2004
	7.498608	11.296287	50.65%	2,813	2003
	10.000000	7.498608	-25.01%	373	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.032808	13.563070	-3.35%	98,774	2007
	12.247557	14.032808	14.58%	86,975	2006
	11.884888	12.247557	3.05%	75,123	2005
	10.232526	11.884888	16.15%	38,680	2004
	7.875820	10.232526	29.92%	20,730	2003
	10.643778	7.875820	-26.01%	3,900	2002
	12.258057	10.643778	-13.17%	2,615	2001
	13.873607	12.258057	-11.64%	8,705	2000
	11.844786	13.873607	17.13%	1,529	1999
	10.000000	11.844786	18.45%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.322312	14.811446	3.42%	35,280	2007
	13.819851	14.322312	3.64%	31,668	2006
	13.681913	13.819851	1.01%	31,211	2005
	12.992190	13.681913	5.31%	27,020	2004
	11.722912	12.992190	10.83%	17,355	2003
	11.062002	11.722912	5.97%	9,900	2002
	10.741462	11.062002	2.98%	6,834	2001
	10.284262	10.741462	4.45%	4,801	2000
	10.244538	10.284262	0.39%	2,406	1999
	10.000000	10.244538	2.45%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	17.333124	19.556880	12.83%	131,152	2007
	16.243171	17.333124	6.71%	137,483	2006
	15.634471	16.243171	3.89%	133,077	2005
	14.790435	15.634471	5.71%	132,601	2004
	11.426546	14.790435	29.44%	112,744	2003
	15.804639	11.426546	-27.70%	98,160	2002
	18.290036	15.804639	-13.59%	77,846	2001
	18.544459	18.290036	-1.37%	64,858	2000
	13.243332	18.544459	40.03%	20,929	1999
	10.000000	13.243332	32.43%	73	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.954930	14.665223	5.09%	18,932	2007
	11.994723	13.954930	16.34%	20,786	2006
	10.615063	11.994723	13.00%	23,028	2005
	9.011599	10.615063	17.79%	24,850	2004
	6.374126	9.011599	41.38%	33,636	2003
	8.281465	6.374126	-23.03%	37,732	2002
	9.525016	8.281465	-13.06%	19,429	2001
	10.000000	9.525016	-4.75%	6,231	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.067063	23.194279	5.11%	91,302	2007
	18.967927	22.067063	16.34%	83,603	2006
	16.781825	18.967927	13.03%	66,943	2005
	14.242986	16.781825	17.83%	42,664	2004
	10.000000	14.242986	42.43%	16,465	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.586595	-4.13%	83	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.526915	10.394627	-1.26%	668	2007
	10.000000	10.526915	5.27%	273	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.405998	15.901541	3.22%	81,268	2007
	13.548971	15.405998	13.71%	82,184	2006
	12.933232	13.548971	4.76%	72,273	2005
	11.952995	12.933232	8.20%	67,599	2004
	9.542333	11.952995	25.26%	61,480	2003
	11.888126	9.542333	-19.73%	49,174	2002
	13.387444	11.888126	-11.20%	36,289	2001
	14.845060	13.387444	-9.82%	37,590	2000
	12.339083	14.845060	20.31%	6,994	1999
	10.000000	12.339083	23.39%	1,075	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.017743	9.782119	-2.35%	11,848	2007
	10.000000	10.017743	0.18%	7,602	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.920420	17.783866	5.10%	70,472	2007
	16.625356	16.920420	1.77%	77,089	2006
	14.972502	16.625356	11.04%	78,121	2005
	12.645718	14.972502	18.40%	78,060	2004
	10.186018	12.645718	24.15%	76,327	2003
	14.270642	10.186018	-28.62%	68,719	2002
	21.006006	14.270642	-32.06%	55,971	2001
	23.939845	21.006006	-12.26%	74,162	2000
	13.190143	23.939845	81.50%	10,582	1999
	10.000000	13.190143	31.90%	41	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.141328	11.091221	9.37%	0	2007
	10.000000	10.141328	1.41%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.388364	11.166001	7.49%	0	2007
	10.000000	10.388364	3.88%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	11.013104	11.318777	2.78%	0	2007
	10.000000	11.013104	10.13%	0	2006*

SBL Fund - Series D (Global Series)	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.332511	9.147859	-11.47%	0	2007
	10.000000	10.332511	3.33%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.023401	11.553835	4.81%	0	2007
	10.000000	11.023401	10.23%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series P (High Yield Series)	10.589657	10.684493	0.90%	0	2007
	10.000000	10.589657	5.90%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.817313	11.788402	8.98%	0	2007
	10.000000	10.817313	8.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series)	10.764449	10.837871	0.68%	0	2007
	10.000000	10.764449	7.64%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.360638	10.814772	4.38%	0	2007
	10.000000	10.360638	3.61%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.835513	10.048206	-7.27%	0	2007
	10.000000	10.835513	8.36%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.561516	11.743192	11.19%	2,934	2007
	10.000000	10.561516	5.62%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.009214	11.211619	1.84%	14,007	2007
	10.000000	11.009214	10.09%	6,633	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.262681	10.674322	4.01%	170	2007
	10.000000	10.262681	2.63%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.420412	10.861617	4.23%	7,885	2007
	10.000000	10.420412	4.20%	2,751	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.510701	33.180925	5.30%	2,927	2007
	28.767313	31.510701	9.54%	3,165	2006
	25.924994	28.767313	10.96%	3,583	2005
	23.828896	25.924994	8.80%	3,956	2004
	18.852711	23.828896	26.40%	3,298	2003
	17.461708	18.852711	7.97%	2,315	2002
	16.045362	17.461708	8.83%	621	2001
	14.471756	16.045362	10.11%	654	2000
	11.394055	14.471756	27.01%	301	1999
	10.000000	11.394055	13.94%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.146209	18.288061	13.27%	0	2007
	13.052832	16.146209	23.70%	0	2006
	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.669628	10.511726	21.25%	42,995	2007
	8.025847	8.669628	8.02%	53,242	2006
	6.905710	8.025847	16.22%	49,561	2005
	5.745246	6.905710	20.20%	47,958	2004
	4.099757	5.745246	40.14%	41,400	2003
	6.024685	4.099757	-31.95%	35,804	2002
	8.622944	6.024685	-30.13%	18,240	2001
	10.000000	8.622944	-13.77%	3,638	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	38.786856	31.793531	-18.03%	44,443	2007
	28.422890	38.786856	36.46%	45,884	2006
	24.563964	28.422890	15.71%	39,434	2005
	18.218831	24.563964	34.83%	31,046	2004
	13.402911	18.218831	35.93%	19,841	2003
	13.666427	13.402911	-1.93%	12,821	2002
	12.587517	13.666427	8.57%	4,485	2001
	12.105635	12.587517	3.98%	2,589	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.710866	30.881418	35.98%	6,217	2007
	16.464941	22.710866	37.93%	7,630	2006
	12.631088	16.464941	30.35%	5,488	2005
	10.000000	12.631088	26.31%	2,832	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	45.692872	62.153612	36.02%	2,392	2007
	33.136572	45.692872	37.89%	2,878	2006
	25.395192	33.136572	30.48%	3,975	2005
	20.406985	25.395192	24.44%	4,217	2004
	13.388854	20.406985	52.42%	5,371	2003
	13.949511	13.388854	-4.02%	4,818	2002
	14.373141	13.949511	-2.95%	3,458	2001
	25.010854	14.373141	-42.53%	3,299	2000
	12.632701	25.010854	97.99%	1,078	1999
	10.000000	12.632701	26.33%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.042373	33.099989	43.65%	10,284	2007
	18.717058	23.042373	23.11%	14,755	2006
	12.488115	18.717058	49.88%	14,164	2005
	10.000000	12.488115	24.88%	2,996	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	36.018604	51.750299	43.68%	2,584	2007
	29.268051	36.018604	23.06%	4,223	2006
	19.520708	29.268051	49.93%	4,918	2005
	15.896223	19.520708	22.80%	6,721	2004
	11.106735	15.896223	43.12%	7,222	2003
	11.563707	11.106735	-3.95%	2,034	2002
	13.063519	11.563707	-11.48%	566	2001
	11.862189	13.063519	10.13%	448	2000
	9.917280	11.862189	19.61%	620	1999
	10.000000	9.917280	-0.83%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.636389	13.318820	5.40%	86,039	2007
	11.391125	12.636389	10.93%	86,317	2006
	10.681090	11.391125	6.65%	88,600	2005
	9.139973	10.681090	16.86%	83,050	2004
	6.748731	9.139973	35.43%	71,761	2003
	9.329375	6.748731	-27.66%	59,483	2002
	9.801555	9.329375	-4.82%	28,840	2001
	10.000000	9.801555	-1.98%	2,865	2000*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.648204	10.663209	0.14%	0	2007
	10.000000	10.648204	6.48%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.885895	10.912533	10.38%	0	2007
	10.000000	9.885895	-1.14%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.088107	11.017691	9.21%	746	2007
	10.000000	10.088107	0.88%	669	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.683050	11.805376	10.51%	0	2007
	10.000000	10.683050	6.83%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.759106	11.906931	-6.68%	0	2007
	10.000000	12.759106	27.59%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.898897	21.419228	13.34%	0	2007
	14.916325	18.898897	26.70%	0	2006
	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.755326	15.554749	-1.27%	11,924	2007
	13.618988	15.755326	15.69%	12,171	2006
	13.173845	13.618988	3.38%	9,846	2005
	11.800602	13.173845	11.64%	8,375	2004
	9.233496	11.800602	27.80%	6,834	2003
	11.591056	9.233496	-20.34%	3,328	2002
	12.802086	11.591056	-9.46%	2,057	2001
	14.495483	12.802086	-11.68%	4,960	2000
	12.431326	14.495483	16.60%	791	1999
	10.000000	12.431326	24.31%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.437238	18.004862	16.63%	527	2007
	12.496772	15.437238	23.53%	814	2006
	11.167883	12.496772	11.90%	883	2005
	9.835624	11.167883	13.55%	900	2004
	7.995327	9.835624	23.02%	1,042	2003
	10.162935	7.995327	-21.33%	2,746	2002
	14.524713	10.162935	-30.03%	2,588	2001
	17.674116	14.524713	-17.82%	3,715	2000
	10.904652	17.674116	62.08%	371	1999
	10.000000	10.904652	9.05%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.542624	18.127778	16.63%	5,427	2007
	12.582094	15.542624	23.53%	5,460	2006
	11.259425	12.582094	11.75%	4,818	2005
	9.902768	11.259425	13.70%	3,848	2004
	8.049901	9.902768	23.02%	1,865	2003
	10.000000	8.049901	-19.50%	899	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.064576	10.679075	-3.48%	5,229	2007
	10.000000	11.064576	10.65%	54	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.379377	12.409213	19.56%	8,716	2007
	10.860896	10.379377	-4.43%	7,375	2006
	10.759422	10.860896	0.94%	5,311	2005
	9.839643	10.759422	9.35%	3,895	2004
	7.973718	9.839643	23.40%	2,460	2003
	10.000000	7.973718	-20.26%	1,886	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.153132	20.761269	-6.28%	20,563	2007
	18.896571	22.153132	17.23%	18,623	2006
	18.208834	18.896571	3.78%	15,392	2005
	16.119499	18.208834	12.96%	12,703	2004
	12.651422	16.119499	27.41%	9,816	2003
	14.654697	12.651422	-13.67%	5,561	2002
	13.147862	14.654697	11.46%	2,789	2001
	11.263216	13.147862	16.73%	244	2000
	11.497731	11.263216	-2.04%	0	1999
	10.000000	11.497731	14.98%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.550042	13.187352	38.09%	488	2007
	10.000000	9.550042	-4.50%	476	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.782991	11.664298	8.17%	3,992	2007
	10.743070	10.782991	0.37%	3,514	2006
	10.705893	10.743070	0.35%	2,979	2005
	10.240855	10.705893	4.54%	2,809	2004
	10.000000	10.240855	2.41%	2,238	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.500864	15.656771	-5.12%	0	2007
	14.752718	16.500864	11.85%	0	2006
	12.855886	14.752718	14.75%	0	2005
	11.028092	12.855886	16.57%	0	2004
	7.559296	11.028092	45.89%	0	2003
	11.620449	7.559296	-34.95%	0	2002
	16.482534	11.620449	-29.50%	0	2001
	20.579437	16.482534	-19.91%	64	2000
	12.739606	20.579437	61.54%	0	1999
	10.000000	12.739606	27.40%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.772705	17.016617	15.19%	0	2007
	12.601078	14.772705	17.23%	0	2006
	10.859830	12.601078	16.03%	0	2005
	9.579453	10.859830	13.37%	0	2004
	7.285009	9.579453	31.50%	0	2003
	9.206014	7.285009	-20.87%	0	2002
	11.989196	9.206014	-23.21%	281	2001
	16.374564	11.989196	-26.78%	253	2000
	10.801619	16.374564	51.59%	0	1999
	10.000000	10.801619	8.02%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.148631	17.244346	0.56%	0	2007
	14.542340	17.148631	17.92%	0	2006
	13.610120	14.542340	6.85%	0	2005
	12.371997	13.610120	10.01%	0	2004
	10.004585	12.371997	23.66%	0	2003
	13.167262	10.004585	-24.02%	0	2002
	13.203287	13.167262	-0.27%	0	2001
	12.269490	13.203287	7.61%	0	2000
	11.688738	12.269490	4.97%	0	1999
	10.000000	11.688738	16.89%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.947780	14.670723	-1.85%	16,548	2007
	13.223234	14.947780	13.04%	22,173	2006
	12.480627	13.223234	5.95%	19,938	2005
	10.364013	12.480627	20.42%	14,823	2004
	7.613403	10.364013	36.13%	11,487	2003
	10.000000	7.613403	-23.87%	1,628	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.168633	11.892933	6.49%	2,476	2007
	10.351504	11.168633	7.89%	3,123	2006
	10.111287	10.351504	2.38%	4,445	2005
	9.635655	10.111287	4.94%	4,352	2004
	7.739942	9.635655	24.49%	6,304	2003
	11.025487	7.739942	-29.80%	6,369	2002
	14.414394	11.025487	-23.51%	5,669	2001
	16.397708	14.414394	-12.10%	20,209	2000
	12.758878	16.397708	28.52%	1,478	1999
	10.000000	12.758878	27.59%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.385200	14.958510	3.99%	30,917	2007
	12.605780	14.385200	14.12%	31,127	2006
	12.186711	12.605780	3.44%	29,593	2005
	11.148445	12.186711	9.31%	27,120	2004
	8.790442	11.148445	26.82%	26,161	2003
	11.460136	8.790442	-23.30%	17,236	2002
	13.209188	11.460136	-13.24%	11,724	2001
	14.736468	13.209188	-10.36%	35,346	2000
	12.367188	14.736468	19.16%	5,000	1999
	10.000000	12.367188	23.67%	40	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.346155	15.183971	5.84%	4,521	2007
	12.465876	14.346155	15.08%	4,756	2006
	12.087664	12.465876	3.13%	4,082	2005
	11.646776	12.087664	3.79%	3,461	2004
	9.728623	11.646776	19.72%	2,716	2003
	11.823034	9.728623	-17.71%	1,950	2002
	13.195948	11.823034	-10.40%	945	2001
	13.442893	13.195948	-1.84%	7,361	2000
	12.207586	13.442893	10.12%	381	1999
	10.000000	12.207586	22.08%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.312388	10.036702	-2.67%	0	2007
	10.000000	10.312388	3.12%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.423384	13.975403	4.11%	18,135	2007
	13.044103	13.423384	2.91%	21,823	2006
	13.033001	13.044103	0.09%	19,223	2005
	12.730457	13.033001	2.38%	17,382	2004
	12.313044	12.730457	3.39%	18,958	2003
	11.401464	12.313044	8.00%	10,120	2002
	10.684388	11.401464	6.71%	5,592	2001
	9.790385	10.684388	9.13%	90	2000
	10.000000	9.790385	-2.10%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.305885	23.573218	16.09%	47,461	2007
	18.417343	20.305885	10.25%	41,576	2006
	15.952706	18.417343	15.45%	32,383	2005
	13.999044	15.952706	13.96%	21,735	2004
	11.039054	13.999044	26.81%	16,302	2003
	12.335838	11.039054	-10.51%	10,319	2002
	14.247834	12.335838	-13.42%	6,426	2001
	15.457984	14.247834	-7.83%	11,548	2000
	12.602507	15.457984	22.66%	2,278	1999
	10.000000	12.602507	26.03%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.383035	13.500848	43.89%	3,842	2007
	10.000000	9.383035	-6.17%	2,225	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.968073	18.002932	0.19%	48,032	2007
	15.144659	17.968073	18.64%	41,700	2006
	14.493567	15.144659	4.49%	38,503	2005
	13.170455	14.493567	10.05%	31,733	2004
	10.236736	13.170455	28.66%	23,344	2003
	12.483021	10.236736	-17.99%	13,812	2002
	13.313013	12.483021	-6.23%	9,970	2001
	12.440601	13.313013	7.01%	15,803	2000
	11.850451	12.440601	4.98%	1,065	1999
	10.000000	11.850451	18.50%	42	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.519576	11.291189	7.34%	0	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.539579	11.471058	8.84%	727	2007
	10.000000	10.539579	5.40%	675	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.559747	11.601646	9.87%	24	2007
	10.000000	10.559747	5.60%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.346265	12.576778	21.56%	512	2007
	9.944414	10.346265	4.04%	512	2006
	9.245533	9.944414	7.56%	513	2005
	8.740750	9.245533	5.78%	514	2004
	6.823011	8.740750	28.11%	515	2003
	8.844341	6.823011	-22.85%	457	2002
	10.463173	8.844341	-15.47%	367	2001
	12.785954	10.463173	-18.17%	1,320	2000
	12.421717	12.785954	2.93%	307	1999
	10.000000	12.421717	24.22%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.813873	16.060924	25.34%	34,797	2007
	12.151083	12.813873	5.45%	35,207	2006
	11.638000	12.151083	4.41%	36,372	2005
	11.407069	11.638000	2.02%	33,029	2004
	8.695091	11.407069	31.19%	28,668	2003
	12.608518	8.695091	-31.04%	20,977	2002
	15.512519	12.608518	-18.72%	16,500	2001
	17.653733	15.512519	-12.13%	19,961	2000
	13.015101	17.653733	35.64%	3,601	1999
	10.000000	13.015101	30.15%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.405362	11.567096	1.42%	3,546	2007
	10.382924	11.405362	9.85%	12,944	2006
	10.250064	10.382924	1.30%	13,386	2005
	9.477262	10.250064	8.15%	10,578	2004
	7.554754	9.477262	25.45%	9,199	2003
	7.379494	7.554754	2.37%	5,816	2002
	8.478210	7.379494	-12.96%	5,006	2001
	11.087928	8.478210	-23.54%	5,870	2000
	10.384114	11.087928	6.78%	952	1999
	10.000000	10.384114	3.84%	48	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.806038	-1.94%	5,438	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.857668	11.178437	2.95%	16,736	2007
	10.536126	10.857668	3.05%	10,201	2006
	10.446445	10.536126	0.86%	4,884	2005
	10.135570	10.446445	3.07%	3,712	2004
	10.000000	10.135570	1.36%	927	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.863182	11.253265	14.09%	14,410	2007
	10.000000	9.863182	-1.37%	13,537	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.896770	19.565247	15.79%	858	2007
	14.499246	16.896770	16.54%	858	2006
	12.334722	14.499246	17.55%	927	2005
	11.000744	12.334722	12.13%	1,030	2004
	7.775040	11.000744	41.49%	1,031	2003
	9.879361	7.775040	-21.30%	1,036	2002
	12.702222	9.879361	-22.22%	1,116	2001
	15.900927	12.702222	-20.12%	2,497	2000
	11.296846	15.900927	40.76%	81	1999
	10.000000	11.296846	12.97%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.809880	19.467718	15.81%	12,951	2007
	14.424335	16.809880	16.54%	12,249	2006
	12.275838	14.424335	17.50%	11,043	2005
	10.947388	12.275838	12.13%	9,575	2004
	7.734738	10.947388	41.54%	6,210	2003
	10.000000	7.734738	-22.65%	3,482	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.214228	15.872344	4.33%	2,100	2007
	13.252038	15.214228	14.81%	1,736	2006
	13.078442	13.252038	1.33%	1,352	2005
	11.612918	13.078442	12.62%	930	2004
	7.448995	11.612918	55.90%	390	2003
	10.000000	7.448995	-25.51%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.126930	11.405666	2.51%	3,292	2007
	10.000000	11.126930	11.27%	1,440	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.164026	9.802409	-3.56%	1,725	2007
	10.000000	10.164026	1.64%	803	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.676971	13.575240	27.15%	825	2007
	10.000000	10.676971	6.77%	450	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.883636	18.169582	14.39%	0	2007
	13.209799	15.883636	20.24%	0	2006
	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.865204	12.392141	14.05%	819	2007
	10.000000	10.865204	8.65%	3,430	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.456863	11.470459	9.69%	9,661	2007
	10.000000	10.456863	4.57%	1,025	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.192075	14.364858	1.22%	2,856	2007
	12.293683	14.192075	15.44%	2,925	2006
	11.393010	12.293683	7.91%	6,602	2005
	10.000000	11.393010	13.93%	1,184	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.673028	11.707458	34.99%	14,631	2007
	8.044709	8.673028	7.81%	15,514	2006
	7.233815	8.044709	11.21%	15,779	2005
	6.206483	7.233815	16.55%	14,551	2004
	5.224689	6.206483	18.79%	13,997	2003
	6.290120	5.224689	-16.94%	13,974	2002
	8.145127	6.290120	-22.77%	10,306	2001
	10.000000	8.145127	-18.55%	7,710	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.971844	4.775364	20.23%	468	2007
	3.728118	3.971844	6.54%	469	2006
	3.382577	3.728118	10.22%	610	2005
	3.404379	3.382577	-0.64%	656	2004
	2.352398	3.404379	44.72%	1,138	2003
	4.030994	2.352398	-41.64%	1,145	2002
	6.509446	4.030994	-38.07%	3,993	2001
	10.000000	6.509446	-34.91%	8,534	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.058365	14.504483	20.29%	4,167	2007
	11.306670	12.058365	6.65%	3,705	2006
	10.279283	11.306670	9.99%	3,378	2005
	10.317923	10.279283	-0.37%	2,807	2004
	7.097740	10.317923	45.37%	2,049	2003
	10.000000	7.097740	-29.02%	1,280	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.986055	17.810211	4.85%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.363752	16.901767	26.47%	1,541	2007
	9.224320	13.363752	44.88%	1,802	2006
	7.075935	9.224320	30.36%	1,922	2005
	6.034263	7.075935	17.26%	2,035	2004
	4.539769	6.034263	32.92%	3,411	2003
	6.189198	4.539769	-26.65%	3,704	2002
	8.181886	6.189198	-24.35%	4,403	2001
	10.000000	8.181886	-18.18%	9,133	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.831314	28.888141	26.53%	7,196	2007
	15.752110	22.831314	44.94%	6,608	2006
	12.076286	15.752110	30.44%	4,299	2005
	10.296399	12.076286	17.29%	3.939	2004
	7.745526	10.296399	32.93%	2,849	2003
	10.000000	7.745526	-22.54%	1,474	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.294293	10.655363	3.51%	1,351	2007
	9.998849	10.294293	2.95%	1,107	2006
	9.975981	9.998849	0.23%	923	2005
	10.019076	9.975981	-0.43%	630	2004
	10.000000	10.019076	0.19%	25	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.072036	11.769084	6.30%	2,553	2007
	10.000000	11.072036	10.72%	14	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	9.739699	9.671730	-0.70%	0	2007
	10.000000	9.739699	-2.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.646698	18.721786	6.09%	5,152	2007
	15.753152	17.646698	12.02%	4,296	2006
	14.709611	15.753152	7.09%	3,302	2005
	12.855226	14.709611	14.43%	3,047	2004
	9.874844	12.855226	30.18%	2,292	2003
	13.589004	9.874844	-27.33%	897	2002
	13.965623	13.589004	-2.70%	496	2001
	13.976229	13.965623	-0.08%	920	2000
	12.307946	13.976229	13.55%	375	1999
	10.000000	12.307946	23.08%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.365443	10.569437	1.97%	1,965	2007
	10.000000	10.365443	3.65%	1,195	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.332606	22.191672	21.05%	13,304	2007
	16.177503	18.332606	13.32%	12,628	2006
	14.395278	16.177503	12.38%	11,780	2005
	12.527159	14.395278	14.91%	10,750	2004
	9.900112	12.527159	26.54%	10,781	2003
	14.181298	9.900112	-30.19%	7,451	2002
	19.049729	14.181298	-25.56%	6,453	2001
	20.834304	19.049729	-8.57%	6,471	2000
	13.702754	20.834304	52.04%	315	1999
	10.000000	13.702754	37.03%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.217005	19.677400	8.02%	1,157	2007
	16.426857	18.217005	10.90%	824	2006
	14.084147	16.426857	16.63%	535	2005
	11.981613	14.084147	17.55%	290	2004
	8.977079	11.981613	33.47%	160	2003
	11.978104	8.977079	-25.05%	96	2002
	12.477284	11.978104	-4.00%	16	2001
	12.539993	12.477284	-0.50%	9	2000
	11.821068	12.539993	6.08%	75	1999
	10.000000	11.821068	18.21%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.186883	10.371273	1.81%	45	2007
	10.000000	10.186883	1.87%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.394228	14.240089	6.32%	1,313	2007
	11.922729	13.394228	12.34%	1,241	2006
	11.292761	11.922729	5.58%	466	2005
	10.000000	11.292761	12.93%	363	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.472825	10.981885	4.86%	1,688	2007
	10.000000	10.472825	4.73%	1,681	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.454871	10.636755	1.74%	169	2007
	10.000000	10.454871	4.55%	130	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.755666	12.152287	12.98%	4,134	2007
	10.000000	10.755666	7.56%	2,140	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.281776	11.366340	10.55%	7,859	2007
	10.000000	10.281776	2.82%	5,742	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.812784	-1.87%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.880516	15.161801	1.89%	966	2007
	13.616913	14.880516	9.28%	967	2006
	13.461410	13.616913	1.16%	1,146	2005
	12.375393	13.461410	8.78%	1,163	2004
	10.244088	12.375393	20.81%	1,516	2003
	10.044539	10.244088	1.99%	1,188	2002
	9.755865	10.044539	2.96%	11	2001
	10.764664	9.755865	-9.37%	255	2000
	10.558563	10.764664	1.95%	0	1999
	10.000000	10.558563	5.59%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.426670	11.646442	1.92%	2,215	2007
	10.456788	11.426670	9.28%	548	2006
	10.000000	10.456788	4.57%	252	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.500696	33.799667	43.82%	0	2007
	17.397252	23.500696	35.08%	0	2006
	13.275190	17.397252	31.05%	0	2005
	11.128016	13.275190	19.30%	0	2004
	6.815122	11.128016	63.28%	0	2003
	8.137235	6.815122	-16.25%	0	2002
	8.686950	8.137235	-6.33%	0	2001
	10.000000	8.686950	-13.13%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.885813	37.222183	43.79%	5,701	2007
	19.173227	25.885813	35.01%	3,969	2006
	14.628417	19.173227	31.07%	2,006	2005
	12.261030	14.628417	19.31%	1,193	2004
	7.511024	12.261030	63.24%	136	2003
	10.000000	7.511024	-24.89%	32	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.882273	21.269154	18.94%	0	2007
	13.153905	17.882273	35.95%	0	2006
	12.503205	13.153905	5.20%	0	2005
	9.738560	12.503205	28.39%	0	2004
	7.938080	9.738560	22.68%	0	2003
	10.000000	7.938080	-20.62%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.455693	15.645882	25.61%	0	2007
	9.481057	12.455693	31.37%	0	2006
	7.369528	9.481057	28.65%	0	2005
	6.531881	7.369528	12.82%	0	2004
	4.874649	6.531881	34.00%	0	2003
	6.500996	4.874649	-25.02%	0	2002
	9.222891	6.500996	-29.51%	37	2001
	10.000000	9.222891	-7.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.837629	24.919078	25.62%	2,306	2007
	15.101683	19.837629	31.36%	1,734	2006
	11.741561	15.101683	28.62%	380	2005
	10.392529	11.741561	12.98%	216	2004
	7.772433	10.392529	33.71%	1	2003
	10.000000	7.772433	-22.28%	1	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.463710	19.501770	18.45%	729	2007
	13.237138	16.463710	24.38%	729	2006
	11.226453	13.237138	17.91%	745	2005
	9.823812	11.226453	14.28%	746	2004
	7.307866	9.823812	34.43%	746	2003
	9.913802	7.307866	-26.29%	671	2002
	12.359900	9.913802	-19.79%	163	2001
	14.267173	12.359900	-13.37%	794	2000
	11.747364	14.267173	21.45%	0	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.739391	26.944986	18.49%	1,579	2007
	18.293047	22.739391	24.31%	1,352	2006
	15.514347	18.293047	17.91%	1,124	2005
	13.575979	15.514347	14.28%	492	2004
	10.000000	13.575979	35.76%	302	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.279792	12.692766	3.36%	6,356	2007
	11.072291	12.279792	10.91%	5,761	2006
	10.928545	11.072291	1.32%	5,242	2005
	10.195536	10.928545	7.19%	4,314	2004
	8.714584	10.195536	16.99%	3,420	2003
	10.059016	8.714584	-13.37%	874	2002
	10.570325	10.059016	-4.84%	52	2001
	10.735723	10.570325	-1.54%	715	2000
	10.772545	10.735723	-0.34%	0	1999
	10.000000	10.772545	7.73%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.268006	18.822004	-2.31%	94	2007
	16.205685	19.268006	18.90%	68	2006
	14.753814	16.205685	9.84%	38	2005
	12.328333	14.753814	19.67%	20	2004
	8.820856	12.328333	39.76%	0	2003
	10.000000	8.820856	-11.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.583305	14.380053	5.87%	22,160	2007
	13.303332	13.583305	2.10%	22,855	2006
	13.038934	13.303332	2.03%	21,792	2005
	12.780385	13.038934	2.02%	19,831	2004
	12.681945	12.780385	0.78%	16,761	2003
	11.565612	12.681945	9.65%	12,656	2002
	10.914977	11.565612	5.96%	8,351	2001
	9.816007	10.914977	11.20%	7,814	2000
	10.174058	9.816007	-3.52%	1,745	1999
	10.000000	10.174058	1.74%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.168076	8.465669	18.10%	4,966	2007
	6.833425	7.168076	4.90%	5,027	2006
	6.494037	6.833425	5.23%	5,433	2005
	6.077202	6.494037	6.86%	5,973	2004
	4.633836	6.077202	31.15%	5,622	2003
	6.580071	4.633836	-29.58%	5,409	2002
	9.268169	6.580071	-29.00%	7,170	2001
	12.767993	9.268169	-27.41%	8,360	2000
	12.392954	12.767993	3.03%	4,795	1999
	10.000000	12.392954	23.93%	2,724	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.219210	14.787200	11.86%	1,120	2007
	13.027297	13.219210	1.47%	954	2006
	12.160698	13.027297	7.13%	358	2005
	11.413172	12.160698	6.55%	324	2004
	8.445947	11.413172	35.13%	644	2003
	10.000000	8.445947	-15.54%	620	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.875421	11.752968	8.07%	9	2007
	10.000000	10.875421	8.75%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.728967	12.211001	4.11%	47	2007
	11.181789	11.728967	4.89%	47	2006
	10.954966	11.181789	2.07%	44	2005
	10.595099	10.954966	3.40%	44	2004
	9.938018	10.595099	6.61%	42	2003
	10.000000	9.938018	-0.62%	124	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.540694	13.115336	4.58%	13,535	2007
	11.706575	12.540694	7.13%	15,968	2006
	11.339678	11.706575	3.24%	15,294	2005
	10.710627	11.339678	5.87%	14,613	2004
	9.534557	10.710627	12.33%	914	2003
	10.000000	9.534557	-4.65%	156	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.285144	13.867663	4.38%	60,546	2007
	12.075166	13.285144	10.02%	56,009	2006
	11.601416	12.075166	4.08%	52,345	2005
	10.720050	11.601416	8.22%	41,379	2004
	9.037949	10.720050	18.61%	27,184	2003
	10.000000	9.037949	-9.62%	7,931	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.251945	14.945964	4.87%	54,560	2007
	12.593401	14.251945	13.17%	42,996	2006
	11.904051	12.593401	5.79%	28,878	2005
	10.748772	11.904051	10.75%	12,249	2004
	8.590418	10.748772	25.13%	4,592	2003
	10.000000	8.590418	-14.10%	1,220	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.889933	15.586769	4.68%	44,367	2007
	12.895102	14.889933	15.47%	27,808	2006
	12.092189	12.895102	6.64%	14,156	2005
	10.733522	12.092189	12.66%	4,836	2004
	8.238400	10.733522	30.29%	3,480	2003
	10.000000	8.238400	-17.62%	1,433	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.139679	16.305348	7.70%	3,756	2007
	13.941758	15.139679	8.59%	3,527	2006
	12.857985	13.941758	8.43%	2,596	2005
	11.283480	12.857985	13.95%	2,145	2004
	8.149536	11.283480	38.46%	1,191	2003
	13.096398	8.149536	-37.77%	349	2002
	19.022019	13.096398	-31.15%	732	2001
	22.750997	19.022019	-16.39%	1,774	2000
	12.463581	22.750997	82.54%	0	1999
	10.000000	12.463581	24.64%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.880577	26.438587	6.26%	19,361	2007
	22.915733	24.880577	8.57%	19,796	2006
	20.689986	22.915733	10.76%	16,782	2005
	18.094597	20.689986	14.34%	12,762	2004
	13.601153	18.094597	33.04%	9,587	2003
	16.253946	13.601153	-16.32%	4,952	2002
	16.670157	16.253946	-2.50%	1,560	2001
	14.644558	16.670157	13.83%	194	2000
	12.257790	14.644558	19.47%	0	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.668105	12.079795	3.53%	36,988	2007
	11.297619	11.668105	3.28%	22,588	2006
	11.137309	11.297619	1.44%	20,270	2005
	11.181852	11.137309	-0.40%	19,504	2004
	11.247296	11.181852	-0.58%	15,932	2003
	11.247642	11.247296	0.00%	15,671	2002
	10.989031	11.247642	2.35%	11,696	2001
	10.489614	10.989031	4.76%	1,080	2000
	10.126097	10.489614	3.59%	638	1999
	10.000000	10.126097	1.26%	0	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.016277	22.388260	1.69%	8,910	2007
	18.153613	22.016277	21.28%	4,109	2006
	16.397022	18.153613	10.71%	2,544	2005
	13.800078	16.397022	18.82%	402	2004
	10.000000	13.800078	38.00%	12	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.832320	17.166371	8.43%	6,029	2007
	15.526190	15.832320	1.97%	5,512	2006
	14.537994	15.526190	6.80%	4,869	2005
	12.973972	14.537994	12.06%	4,057	2004
	9.780139	12.973972	32.66%	3,918	2003
	14.838618	9.780139	-34.09%	2,899	2002
	16.846010	14.838618	11.92%	2,123	2001
	20.338511	16.846010	-17.17%	867	2000
	10.000000	20.338511	103.39%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.763890	31.056789	-8.02%	7,011	2007
	29.134444	33.763890	15.89%	6,352	2006
	28.608182	29.134444	1.84%	5,641	2005
	24.685368	28.608182	15.89%	4,292	2004
	15.928613	24.685368	54.98%	3,246	2003
	22.134881	15.928613	-28.04%	1,637	2002
	17.466310	22.134881	26.73%	550	2001
	15.896867	17.466310	9.87%	2,393	2000
	12.586199	15.896867	26.30%	0	1999
	10.000000	12.586199	25.86%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.876127	28.126986	0.90%	13,503	2007
	25.182239	27.876127	10.70%	11,122	2006
	22.692159	25.182239	10.97%	8,676	2005
	19.296948	22.692159	17.59%	5,055	2004
	13.850506	19.296948	39.32%	2,750	2003
	16.957444	13.850506	-18.32%	2,323	2002
	18.398225	16.957444	-7.83%	982	2001
	17.099098	18.398225	7.60%	1,578	2000
	12.016781	17.099098	42.29%	0	1999
	10.000000	12.016781	20.17%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.164409	15.138387	6.88%	29,844	2007
	12.616582	14.164409	12.27%	30,885	2006
	11.884933	12.616582	6.16%	31,012	2005
	10.960481	11.884933	8.43%	28,853	2004
	8.699902	10.960481	25.98%	25,169	2003
	10.654646	8.699902	-18.35%	20,704	2002
	12.230458	10.654646	-12.88%	19,568	2001
	12.646339	12.230458	-3.29%	21.915	2000
	11.968910	12.646339	5.66%	9,067	1999
	10.000000	11.968910	19.69%	42	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.632451	18.330940	10.21%	631	2007
	14.496573	16.632451	14.73%	507	2006
	13.302006	14.496573	8.98%	401	2005
	11.335649	13.302006	17.35%	195	2004
	9.135134	11.335649	24.09%	80	2003
	10.000000	9.135134	-8.65%	81	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.275240	3.885913	18.65%	0	2007
	2.981873	3.275240	9.84%	0	2006
	3.033668	2.981873	-1.71%	0	2005
	2.943564	3.033668	3.06%	0	2004
	1.919236	2.943564	53.37%	0	2003
	3.395066	1.919236	-43.47%	0	2002
	6.000048	3.395066	-43.42%	0	2001
	10.000000	6.000048	-40.00%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.153858	14.431008	18.74%	208	2007
	11.073816	12.153858	9.75%	201	2006
	11.265699	11.073816	-1.70%	201	2005
	10.934690	11.265699	3.03%	201	2004
	7.131516	10.934690	53.33%	202	2003
	10.000000	7.131516	-28.68%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.667394	16.531407	20.96%	275	2007
	13.872852	13.667394	-1.48%	190	2006
	12.537575	13.872852	10.65%	94	2005
	11.285270	12.537575	11.10%	10	2004
	7.495072	11.285270	50.57%	0	2003
	10.000000	7.495072	-25.05%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.074146	13.596107	-3.40%	31,323	2007
	12.289836	14.074146	14.52%	27,349	2006
	11.931935	12.289836	3.00%	26,106	2005
	10.278230	11.931935	16.09%	20,389	2004
	7.914998	10.278230	29.86%	16,694	2003
	10.702140	7.914998	-26.04%	6,649	2002
	12.331560	10.702140	-13.21%	695	2001
	13.963829	12.331560	-11.69%	864	2000
	11.927845	13.963829	17.07%	0	1999
	10.000000	11.927845	19.28%	1,552	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.585737	15.076201	3.36%	5,936	2007
	14.081135	14.585737	3.58%	5,870	2006
	13.947624	14.081135	0.96%	5,405	2005
	13.251194	13.947624	5.26%	5,360	2004
	11.962673	13.251194	10.77%	5,117	2003
	11.293959	11.962673	5.92%	4,722	2002
	10.972282	11.293959	2.93%	2,086	2001
	10.510552	10.972282	4.39%	54	2000
	10.475252	10.510552	0.34%	0	1999
	10.000000	10.475252	4.75%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.623801	18.747026	12.77%	20,996	2007
	15.586311	16.623801	6.66%	20,189	2006
	15.009784	15.586311	3.84%	19,680	2005
	14.206657	15.009784	5.65%	15,875	2004
	10.981083	14.206657	29.37%	12,482	2003
	15.196200	10.981083	-27.74%	9,306	2002
	17.594890	15.196200	-13.63%	6,046	2001
	17.848621	17.594890	-1.42%	6,301	2000
	12.752843	17.848621	39.96%	889	1999
	10.000000	12.752843	27.53%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.907967	14.608429	5.04%	3,450	2007
	11.960386	13.907967	16.28%	3,780	2006
	10.590024	11.960386	12.94%	3,910	2005
	8.994884	10.590024	17.73%	4,355	2004
	6.365520	8.994884	41.31%	5,662	2003
	8.274485	6.365520	-23.07%	5,358	2002
	9.521827	8.274485	-13.10%	998	2001
	10.000000	9.521827	-4.78%	251	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.026248	23.139603	5.05%	36,947	2007
	18.942389	22.026248	16.28%	31,190	2006
	16.767687	18.942389	12.97%	25,893	2005
	14.238187	16.767687	17.77%	16,358	2004
	10.000000	14.238187	42.38%	7,667	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.583349	-4.17%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.523389	10.385859	-1.31%	0	2007
	10.000000	10.523389	5.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.107682	15.585693	3.16%	16,675	2007
	13.293323	15.107682	13.65%	15,669	2006
	12.695602	13.293323	4.71%	13,359	2005
	11.739303	12.695602	8.15%	11,474	2004
	9.376475	11.739303	25.20%	9,369	2003
	11.687410	9.376475	-19.77%	6,675	2002
	13.168121	11.687410	-11.24%	4,691	2001
	14.609212	13.168121	-9.86%	4,492	2000
	12.149185	14.609212	20.25%	302	1999
	10.000000	12.149185	21.49%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.014381	9.773861	-2.40%	1,763	2007
	10.000000	10.014381	0.14%	1,198	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.559762	17.395944	5.05%	7,391	2007
	16.279198	16.559762	1.72%	9,333	2006
	14.668150	16.279198	10.98%	8,574	2005
	12.394931	14.668150	18.34%	7,051	2004
	9.989064	12.394931	24.09%	5,727	2003
	14.001802	9.989064	-28.66%	3,153	2002
	20.620784	14.001802	-32.10%	2,627	2001
	23.512658	20.620784	-12.30%	4,867	2000
	12.961315	23.512658	81.41%	323	1999
	10.000000	12.961315	29.61%	0	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.138350	11.082321	9.31%	0	2007
	10.000000	10.138350	1.38%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.385312	11.157043	7.43%	0	2007
	10.000000	10.385312	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio	11.009999	11.309817	2.72%	0	2007
	10.000000	11.009999	10.10%	0	2006*

SBL Fund - Series D (Global Series)	11.618503	12.498196	7.57%	0	2007
	10.000000	11.618503	16.19%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.329601	9.140620	-11.51%	0	2007
	10.000000	10.329601	3.30%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.020304	11.544721	4.76%	0	2007
	10.000000	11.020304	10.20%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.403056	11.582675	1.58%	0	2007
	10.000000	11.403056	14.03%	0	2006*

SBL Fund - Series P (High Yield Series)	10.586683	10.676057	0.84%	0	2007
	10.000000	10.586683	5.87%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.814274	11.779101	8.92%	0	2007
	10.000000	10.814274	8.14%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.761427	10.829314	0.63%	0	2007
	10.000000	10.761427	7.61%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.357726	10.806233	4.33%	0	2007
	10.000000	10.357726	3.58%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.832470	10.040272	-7.31%	0	2007
	10.000000	10.832470	8.32%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.557976	11.733290	11.13%	226	2007
	10.000000	10.557976	5.58%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.005533	11.202172	1.79%	2,773	2007
	10.000000	11.005533	10.06%	2,199	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.259198	10.665272	3.96%	2,828	2007
	10.000000	10.259198	2.59%	2,403	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.416914	10.852448	4.18%	1,726	2007
	10.000000	10.416914	4.17%	1,257	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.400371	33.047924	5.25%	421	2007
	28.681058	31.400371	9.48%	422	2006
	25.860301	28.681058	10.91%	422	2005
	23.781464	25.860301	8.74%	522	2004
	18.824701	23.781464	26.33%	1,029	2003
	17.444590	18.824701	7.91%	177	2002
	16.037786	17.444590	8.77%	0	2001
	14.572201	16.037786	10.06%	3	2000
	11.400149	14.572201	27.82%	0	1999
	10.000000	11.400149	14.00%	0	1998*

The Universal institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.108182	18.235716	13.21%	0	2007
	13.028664	16.108182	23.64%	0	2006
	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.640454	10.471043	21.19%	3,128	2007
	8.002873	8.640454	7.97%	2,891	2006
	6.889420	8.002873	16.16%	2,600	2005
	5.734597	6.889420	20.14%	2,704	2004
	4.094230	5.734597	40.07%	2,241	2003
	6.019598	4.094230	-31.98%	611	2002
	8.620055	6.019598	-30.17%	174	2001
	10.000000	8.620055	-13.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.857439	32.654467	-18.07%	10,261	2007
	29.222137	39.857439	36.39%	9,079	2006
	25.267437	29.222137	15.65%	8,021	2005
	18.750068	25.267437	34.76%	6,965	2004
	13.800701	18.750068	35.86%	5,620	2003
	14.079160	13.800701	-1.98%	3,477	2002
	12.974262	14.079160	8.52%	2	2001
	12.479280	12.974262	3.97%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.680384	30.824302	35.91%	389	2007
	16.451145	22.680384	37.87%	318	2006
	12.626866	16.451145	30.29%	335	2005
	10.000000	12.626866	26.27%	289	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.595964	59.271173	35.96%	156	2007
	31.631833	43.595964	37.82%	156	2006
	24.254218	31.631833	30.42%	156	2005
	19.499977	24.254218	24.38%	156	2004
	12.800242	19.499977	52.34%	424	2003
	13.343009	12.800242	-4.07%	306	2002
	13.755231	13.343009	-3.00%	114	2001
	23.947713	13.755231	-42.56%	64	2000
	12.101814	23.947713	97.89%	10	1999
	10.000000	12.101814	21.02%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.011470	33.038793	43.58%	59	2007
	18.701377	23.011470	23.05%	0	2006
	12.483933	18.701377	49.80%	0	2005
	10.000000	12.483933	24.84%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.274579	54.963626	43.60%	8	2007
	31.116907	38.274579	23.00%	8	2006
	20.764275	31.116907	49.86%	8	2005
	16.917457	20.764275	22.74%	8	2004
	11.826254	16.917457	43.05%	8	2003
	12.319065	11.826254	-4.00%	8	2002
	13.923943	12.319065	-11.53%	32	2001
	12.649846	13.923943	10.07%	32	2000
	10.581149	12.649846	19.55%	48	1999
	10.000000	10.581149	5.81%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.593862	13.267242	5.35%	18,191	2007
	11.358519	12.593862	10.88%	18,351	2006
	10.655882	11.358519	6.59%	16,767	2005
	9.123015	10.655882	16.80%	14,672	2004
	6.739605	9.123015	35.36%	12,777	2003
	9.321492	6.739605	-27.70%	7,039	2002
	9.798273	9.321492	-4.87%	2,154	2001
	10.000000	9.798273	-6.79%	60	2000*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.553215	13.565396	0.09%	8,272	2007
	12.151727	13.553215	11.53%	0	2006

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.141679	13.395769	10.33%	4,099	2007
	10.000000	12.141679	4.74%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.628656	15.968485	9.16%	510	2007
	12.741948	14.628656	14.81%	0	2006

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.680037	11.796042	10.45%	0	2007
	10.000000	10.680037	6.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.755518	11.897525	-6.73%	163	2007
	10.000000	12.755518	27.56%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.854342	21.357862	13.28%	0	2007
	14.888679	18.854342	26.64%	0	2006
	12.784541	14.888679	16.46%	0	2005
	10.440136	12.784541	22.46%	0	2004
	8.191550	10.440136	27.45%	0	2003
	10.000000	8.191550	-18.08%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.689047	15.481418	-1.32%	0	2007
	13.568544	15.689047	15.63%	4,574	2006
	13.131678	13.568544	3.33%	3,652	2005
	11.768787	13.131678	11.58%	1,478	2004
	9.213262	11.768787	27.74%	1,535	2003
	11.571520	9.213262	-20.38%	1,292	2002
	12.787029	11.571520	-9.51%	2,803	2001
	14.485724	12.787029	-11.73%	6,678	2000
	12.429254	14.485724	16.55%	1,349	1999
	10.000000	12.429254	24.29%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.372314	17.920014	16.57%	0	2007
	12.450501	15.372314	23.47%	64	2006
	11.132159	12.450501	11.84%	205	2005
	9.809129	11.132159	13.49%	206	2004
	7.977821	9.809129	22.95%	255	2003
	10.145818	7.977821	-21.37%	257	2002
	14.507647	10.145818	-30.07%	673	2001
	17.662250	14.507647	-17.86%	1,003	2000
	10.902825	17.662250	62.00%	914	1999
	10.000000	10.902825	9.03%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.505969	18.075824	16.57%	0	2007
	12.558756	15.505969	23.47%	698	2006
	11.244214	12.558756	11.69%	706	2005
	9.894401	11.244214	13.64%	250	2004
	8.047171	9.894401	22.96%	210	2003
	10.000000	8.047171	19.53%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.060864	10.670055	-3.53%	0	2007
	10.000000	11.060864	10.61%	1,117	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.354924	12.373694	19.50%	0	2007
	10.840776	10.354924	-4.48%	3,577	2006
	10.744913	10.840776	0.89%	1,722	2005
	9.831340	10.744913	9.29%	196	2004
	7.971013	9.831340	23.34%	0	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.059989	20.663458	-6.33%	7,366	2007
	18.826617	22.059989	17.17%	7,100	2006
	18.150582	18.826617	3.72%	6,765	2005
	16.076066	18.150582	12.90%	4,461	2004
	12.623723	16.076066	27.35%	2,488	2003
	14.630021	12.623723	-13.71%	2,157	2002
	13.132406	14.630021	11.40%	1,011	2001
	11.255628	13.132406	16.67%	431	2000
	11.495807	11.255628	-2.09%	0	1999
	10.000000	11.495807	14.96%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.546844	13.176237	38.02%	34	2007
	10.000000	9.546844	-4.53%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.763004	11.636753	8.12%	0	2007
	10.728572	10.763004	0.32%	4,713	2006
	10.696844	10.728572	0.30%	4,710	2005
	10.237378	10.696844	4.49%	3,653	2004
	10.000000	10.237378	2.37%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.431424	15.582945	-5.16%	9,191	2007
	14.698046	16.431424	11.79%	0	2006
	12.814703	14.698046	14.70%	0	2005
	10.998332	12.814703	16.51%	0	2004
	7.542705	10.998332	45.81%	0	2003
	11.600830	7.542705	-34.98%	0	2002
	16.463131	11.600830	-29.53%	0	2001
	20.565582	16.463131	-19.95%	0	2000
	12.737475	20.565582	61.46%	0	1999
	10.000000	12.737475	27.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.710561	16.936421	15.13%	0	2007
	12.554399	14.710561	17.17%	0	2006
	10.825062	12.554399	15.98%	0	2005
	9.553616	10.825062	13.31%	0	2004
	7.269038	9.553616	31.43%	0	2003
	9.190492	7.269038	-20.91%	0	2002
	11.975093	9.190492	-23.25%	0	2001
	16.363554	11.975093	-26.82%	193	2000
	10.799816	16.363554	51.52%	0	1999
	10.000000	10.799816	8.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.076505	17.163079	0.51%	2,283	2007
	14.488491	17.076505	17.86%	0	2006
	13.566563	14.488491	6.80%	102	2005
	12.338645	13.566563	9.95%	102	2004
	9.982657	12.338645	23.60%	102	2003
	13.145064	9.982657	-24.06%	102	2002
	13.187744	13.145064	-0.32%	102	2001
	12.261224	13.187744	7.56%	514	2000
	11.686779	12.261224	4.92%	39	1999
	10.000000	11.686779	16.87%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.912520	14.628661	-1.90%	0	2007
	13.198697	14.912520	12.98%	2,807	2006
	12.463747	13.198697	5.90%	1,673	2005
	10.355238	12.463747	20.36%	130	2004
	7.610820	10.355238	36.06%	71	2003
	10.000000	7.610820	-23.89%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.121665	11.836884	6.43%	0	2007
	10.313177	11.121665	7.84%	4,998	2006
	10.078937	10.313177	2.32%	4,046	2005
	9.609681	10.078937	4.88%	3,461	2004
	7.722981	9.609681	24.43%	3,169	2003
	11.006915	7.722981	-29.84%	3,044	2002
	14.397461	11.006915	-23.55%	3,370	2001
	16.386683	14.397461	-12.14%	16,017	2000
	12.756741	16.386683	28.46%	1,022	1999
	10.000000	12.756741	27.57%	143	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.324729	14.888051	3.93%	187	2007
	12.559128	14.324729	14.06%	34,529	2006
	12.147726	12.559128	3.39%	34,055	2005
	11.118412	12.147726	9.26%	27,379	2004
	8.771190	11.118412	26.76%	19,565	2003
	11.440825	8.771190	-23.33%	7,448	2002
	13.193664	11.440825	-13.29%	5,291	2001
	14.726559	13.193664	-10.41%	49,636	2000
	12.365124	14.726559	19.10%	2,174	1999
	10.000000	12.365124	23.65%	1,241	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.285838	15.112442	5.79%	9,309	2007
	12.419725	14.285838	15.03%	1,446	2006
	12.049000	12.419725	3.08%	2,444	2005
	11.615394	12.049000	3.73%	1,929	2004
	9.707308	11.615394	19.66%	832	2003
	11.803122	9.707308	-17.76%	668	2002
	13.180436	11.803122	-10.45%	535	2001
	13.433832	13.180436	-1.89%	6,698	2000
	12.205549	13.433832	10.06%	533	1999
	10.000000	12.205549	22.06%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.308929	10.028201	-2.72%	0	2007
	10.000000	10.308929	3.09%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.371467	13.914256	4.06%	17,658	2007
	13.000205	13.371467	2.86%	9,396	2006
	12.995693	13.000205	0.03%	7,274	2005
	12.700446	12.995693	2.32%	5,854	2004
	12.290233	12.700446	3.34%	4,933	2003
	11.386105	12.290233	7.94%	2,887	2002
	10.675429	11.386105	6.66%	2,130	2001
	9.787093	10.675429	9.08%	0	2000
	10.000000	9.787093	-2.13%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.220546	23.462203	16.03%	37,428	2007
	18.349198	20.220546	10.20%	22,830	2006
	15.901687	18.349198	15.39%	9,484	2005
	13.961332	15.901687	13.90%	5,885	2004
	11.014882	13.961332	26.75%	4,658	2003
	12.315058	11.014882	-10.56%	3,625	2002
	14.231074	12.315058	-13.46%	2,729	2001
	15.447579	14.231074	-7.88%	9,433	2000
	12.600399	15.447579	22.60%	459	1999
	10.000000	12.600399	26.00%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ	9.379869	13.489422	43.81%	0	2007
	10.000000	9.379869	-6.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	15.434380	22.252298	43.93%	0	2007
	13.402323	15.434380	15.16%	44	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.892525	17.918117	0.14%	0	2007
	15.088589	17.892525	18.58%	7,147	2006
	14.447194	15.088589	4.44%	5,841	2005
	13.134952	14.447194	9.99%	5,586	2004
	10.214304	13.134952	28.59%	2,858	2003
	12.462000	10.214304	-18.04%	1,738	2002
	13.297371	12.462000	-6.28%	409	2001
	12.432231	13.297371	6.96%	13,086	2000
	11.848469	12.432231	4.93%	931	1999
	10.000000	11.848469	18.48%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.516049	11.281660	7.28%	10,873	2007
	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.536046	11.461372	8.78%	2,861	2007
	10.000000	10.536046	5.36%	4,027	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.556199	11.591849	9.81%	0	2007
	10.000000	10.556199	5.56%	110	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.302731	12.517484	21.50%	0	2007
	9.907573	10.302731	3.99%	451	2006
	9.215932	9.907573	7.50%	776	2005
	8.717183	9.215932	5.72%	779	2004
	6.808058	8.717183	28.04%	851	2003
	8.829438	6.808058	-22.89%	852	2002
	10.450878	8.829438	-15.51%	1,240	2001
	12.777351	10.450878	-18.21%	1,454	2000
	12.419643	12.777351	2.88%	1,100	1999
	10.000000	12.419643	24.20%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.759957	15.985215	25.28%	0	2007
	12.106070	12.759957	5.40%	7,146	2006
	11.600743	12.106070	4.36%	7,019	2005
	11.376316	11.600743	1.97%	5,866	2004
	8.676036	11.376316	31.12%	3,262	2003
	12.587267	8.676036	-31.07%	7,401	2002
	15.494279	12.587267	-18.76%	7,064	2001
	17.641868	15.494279	-12.17%	13,369	2000
	13.012933	17.641868	35.57%	12,669	1999
	10.000000	13.012933	30.13%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.357330	11.512518	1.37%	0	2007
	10.344409	11.357330	9.79%	7,688	2006
	10.217205	10.344409	1.24%	7,046	2005
	9.451656	10.217205	8.10%	5,303	2004
	7.538157	9.451656	25.38%	2,049	2003
	7.367024	7.538157	2.32%	4,491	2002
	8.468211	7.367024	-13.00%	7,918	2001
	11.080460	8.468211	-23.58%	3,610	2000
	10.382374	11.080460	6.72%	1,184	1999
	10.000000	10.382374	3.82%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.802731	-1.97%	509	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.837555	11.152038	2.90%	0	2007
	10.521925	10.837555	3.00%	7,408	2006
	10.437626	10.521925	0.81%	7,586	2005
	10.132142	10.437626	3.01%	2,930	2004
	10.000000	10.132142	1.32%	329	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.859873	11.243766	14.04%	0	2007
	10.000000	9.859873	-1.40%	4,536	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.825747	19.473097	15.73%	315	2007
	14.445584	16.825747	16.48%	315	2006
	12.295261	14.445584	17.49%	316	2005
	10.971102	12.295261	12.07%	316	2004
	7.757996	10.971102	41.42%	317	2003
	9.862700	7.757996	-21.34%	318	2002
	12.687275	9.862700	-22.26%	622	2001
	15.890221	12.687275	-20.16%	541	2000
	11.294949	15.890221	40.68%	0	1999
	10.000000	11.294949	12.95%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.770243	19.411921	15.75%	6,231	2007
	14.397587	16.770243	16.48%	4,565	2006
	12.259263	14.397587	17.44%	1,834	2005
	10.938143	12.259263	12.08%	602	2004
	7.732121	10.938143	41.46%	266	2003
	10.000000	7.732121	-22.68%	83	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.178387	15.826899	4.27%	0	2007
	13.227488	15.178387	14.75%	3,688	2006
	13.060805	13.227488	1.28%	781	2005
	11.603120	13.060805	12.56%	199	2004
	7.446470	11.603120	55.82%	45	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.123200	11.396036	2.45%	0	2007
	10.000000	11.123200	11.23%	114	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.193756	15.609664	-3.61%	0	2007
	14.017788	16.193756	15.52%	127	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	10.673390	13.563790	27.08%	0	2007
	10.000000	10.673390	6.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	16.071961	20.424312	27.08%	94	2007
	12.698125	16.071961	26.57%	18	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.846198	18.117537	14.33%	0	2007
	13.185313	15.846198	20.18%	0	2006
	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	10.861562	12.381680	14.00%	0	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	14.840751	16.917785	14.00%	0	2007
	12.372710	14.840751	19.95%	30	2006

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.453347	11.460777	9.64%	0	2007
	9.799086	10.453347	4.53%	0	2006

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.173021	14.338267	1.17%	543	2007
	12.283381	14.173021	15.38%	547	2006
	11.389202	12.283381	7.85%	2,368	2005
	10.000000	11.389202	13.89%	683	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.642729	11.660629	34.92%	2,849	2007
	8.020653	8.642729	7.76%	6,386	2006
	7.215824	8.020653	11.15%	4,475	2005
	6.194175	7.215824	16.49%	4,919	2004
	5.216955	6.194175	18.73%	3,336	2003
	6.283990	5.216955	-16.98%	1,954	2002
	8.141323	6.283990	-22.81%	1,048	2001
	10.000000	8.141323	-18.59%	5,602	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	13.317081	16.834173	26.41%	0	2007
	3.716911	13.317081	44.80%	2,280	2006
	3.374104	3.716911	10.16%	893	2005
	3.397584	3.374104	-0.69%	896	2004
	2.348897	3.397584	44.65%	899	2003
	4.027049	2.348897	-41.67%	902	2002
	6.506406	4.027049	-38.11%	852	2001
	10.000000	6.506406	-34.94%	2,872	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	22.777550	28.805444	26.46%	7,591	2007
	11.285722	22.777550	44.87%	7,303	2006
	10.265417	11.285722	9.94%	679	2005
	10.309227	10.265417	-0.42%	285	2004
	7.095326	10.309227	45.30%	191	2003
	10.000000	7.095326	-29.05%	82	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.348842	13.317081	44.80%	2,280	2007
	9.196737	13.348842	45.15%	2,280	2006
	7.058336	9.196737	30.30%	2,810	2005
	6.022291	7.058336	17.20%	3,172	2004
	4.533041	6.022291	32.85%	3,291	2003
	6.183160	4.533041	-26.69%	3,518	2002
	8.178071	6.183160	-24.39%	3,956	2001
	10.000000	8.178071	-18.22%	4,422	2000*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.954615	17.768202	4.80%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.841581	22.777550	44.87%	7,303	2007
	15.722944	22.841581	45.28%	7,303	2006
	12.060003	15.722944	30.37%	5,301	2005
	10.287726	12.060003	17.23%	5,232	2004
	7.742909	10.287726	32.87%	3,644	2003
	10.000000	7.742909	-22.57%	2,269	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.275244	10.630241	3.45%	1,359	2007
	9.985363	10.275244	2.90%	225	2006
	9.967544	9.985363	0.18%	64	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.253770	16.205840	6.24%	0	2007
	12.817901	15.253770	19.00%	29	2006

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	12.237442	12.145853	-0.75%	10,361	2007
	11.773573	12.237442	3.94%	23	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.572548	18.633636	6.04%	0	2007
	15.694868	17.572548	11.96%	9,689	2006
	14.662576	15.694868	7.04%	878	2005
	12.820605	14.662576	14.37%	1,235	2004
	9.853218	12.820605	30.12%	1,077	2003
	13.566133	9.853218	-27.37%	853	2002
	13.949218	13.566133	-2.75%	499	2001
	13.966839	13.949218	-0.13%	1,332	2000
	12.305897	13.966839	13.50%	98	1999
	10.000000	12.305897	23.06%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - NQ	10.361954	10.560506	1.92%	0	2007
	10.000000	10.361954	3.62%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q	14.206466	14.478680	1.92%	0	2007
	11.652777	14.206466	21.91%	63	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.255511	22.087118	20.99%	766	2007
	16.117619	18.255511	13.26%	826	2006
	14.349215	16.117619	12.32%	880	2005
	12.493396	14.349215	14.85%	1,037	2004
	9.878424	12.493396	26.47%	908	2003
	14.157405	9.878424	-30.22%	699	2002
	19.027345	14.157405	-25.59%	645	2001
	20.820318	19.027345	-8.61%	2,241	2000
	13.700471	20.820318	51.97%	32	1999
	10.000000	13.700471	37.00%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.140407	19.584690	7.96%	2,918	2007
	16.366037	18.140407	10.84%	2,509	2006
	14.039079	16.366037	16.57%	1,160	2005
	11.949322	14.039079	17.49%	601	2004
	8.957418	11.949322	33.40%	510	2003
	11.957935	8.957418	-25.09%	436	2002
	12.462618	11.957935	-4.05%	298	2001
	12.531553	12.462618	-0.55%	269	2000
	11.819096	12.531553	6.03%	914	1999
	10.000000	11.819096	18.19%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.987076	14.862813	6.26%	0	2007
	12.456727	13.987076	12.29%	275	2006
	11.804504	12.456727	5.53%	0	2005
	10.552559	11.804504	11.86%	0	2004

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - NQ	10.183459	10.362509	1.76%	0	2007
	10.000000	10.183459	1.83%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q	12.669977	12.892748	1.76%	0	2007
	11.565237	12.669977	9.55%	11	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.469308	10.972607	4.81%	0	2007
	10.000000	10.469308	4.69%	206	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.451366	10.627782	1.69%	34	2007
	10.000000	10.451366	4.51%	1,155	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.752059	12.142021	12.93%	145	2007
	10.000000	10.752059	7.52%	1,104	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.278312	11.356722	10.49%	5,412	2007
	10.000000	10.278312	2.78%	16,623	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.809470	-1.91%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.817911	15.090339	1.84%	276	2007
	13.566462	14.817911	9.22%	411	2006
	13.418308	13.566462	1.10%	421	2005
	12.342012	13.418308	8.72%	360	2004
	10.221629	12.342012	20.74%	106	2003
	10.027593	10.221629	1.94%	48	2002
	9.744373	10.027593	2.91%	48	2001
	10.757403	9.744373	-9.42%	76	2000
	10.556787	10.757403	1.90%	0	1999
	10.000000	10.556787	5.57%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.417078	11.630759	1.87%	0	2007
	10.453271	11.417078	9.22%	1,482	2006
	10.000000	10.453271	4.53%	754	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.426504	33.675844	43.75%	29	2007
	17.351085	23.426504	35.01%	29	2006
	13.246644	17.351085	30.98%	48	2005
	11.109704	13.246644	19.23%	48	2004
	6.807349	11.109704	63.20%	48	2003
	8.132085	6.807349	-16.29%	48	2002
	8.685889	8.132085	-6.38%	0	2001
	10.000000	8.685889	-13.14%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.824796	37.115561	43.72%	3,130	2007
	19.137690	25.824796	34.94%	2,810	2006
	14.608663	19.137690	31.00%	2,299	2005
	12.250675	14.608663	19.25%	718	2004
	7.508471	12.250675	63.16%	253	2003
	10.000000	7.508471	-24.92%	88	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.837717	21.205367	18.88%	214	2007
	13.127756	17.837717	35.88%	0	2006
	12.484648	13.127756	5.15%	0	2005
	9.729024	12.484648	28.32%	0	2004
	7.934323	9.729024	22.62%	0	2003
	10.000000	7.934323	-20.66%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.416347	15.588521	25.55%	0	2007
	9.455883	12.416347	31.31%	77	2006
	7.353676	9.455883	28.59%	77	2005
	6.521138	7.353676	12.77%	77	2004
	4.869101	6.521138	33.93%	77	2003
	6.496891	4.869101	-25.05%	78	2002
	9.221767	6.496891	-29.55%	78	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.790909	24.847742	25.55%	1,288	2007
	15.073720	19.790909	31.29%	1,140	2006
	11.725727	15.073720	28.55%	1,169	2005
	10.383768	11.725727	12.92%	104	2004
	7.769802	10.383768	33.64%	96	2003
	10.000000	7.769802	-22.30%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.394468	19.409873	18.39%	75	2007
	13.188122	16.394468	24.31%	75	2006
	11.190533	13.188122	17.85%	75	2005
	9.797330	11.190533	14.22%	83	2004
	7.291847	9.797330	34.36%	84	2003
	9.897097	7.291847	-26.32%	84	2002
	12.345376	9.897097	-19.83%	85	2001
	14.257588	12.345376	-13.41%	200	2000
	11.745400	14.257588	21.39%	77	1999
	10.000000	11.745400	17.45%	155	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.697336	26.881481	18.43%	76	2007
	18.268429	22.697336	24.24%	0	2006
	15.501292	18.268429	17.85%	0	2005
	13.571411	15.501292	14.22%	0	2004
	10.000000	13.571411	35.71%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.228183	12.632998	3.31%	449	2007
	11.031324	12.228183	10.85%	1,340	2006
	10.893591	11.031324	1.26%	1,295	2005
	10.168075	10.893591	7.14%	299	2004
	8.695502	10.168075	16.93%	121	2003
	10.042076	8.695502	-13.41%	122	2002
	10.557899	10.042076	-4.89%	122	2001
	10.728485	10.557899	-1.59%	911	2000
	10.770735	10.728485	-0.39%	122	1999
	10.000000	10.770735	7.71%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.220058	18.765618	-2.36%	57	2007
	16.173510	19.220058	18.84%	43	2006
	14.731957	16.173510	9.79%	30	2005
	12.316294	14.731957	19.61%	17	2004
	8.816690	12.316294	39.69%	3	2003
	10.000000	8.816690	-11.83%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.526164	14.312279	5.81%	0	2007
	13.254058	13.526164	2.05%	9,092	2006
	12.997203	13.254058	1.98%	8,218	2005
	12.745923	12.997203	1.97%	6,306	2004
	12.654152	12.745923	0.73%	5,684	2003
	11.546116	12.654152	9.60%	6,260	2002
	10.902126	11.546116	5.91%	3,836	2001
	9.809384	10.902126	11.14%	5,096	2000
	10.172348	9.809384	-3.57%	1,838	1999
	10.000000	10.172348	1.72%	189	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	7.137919	8.425771	18.04%	1,362	2007
	6.808112	7.137919	4.84%	2,913	2006
	6.473239	6.808112	5.17%	3,054	2005
	6.060807	6.473239	6.80%	1,554	2004
	4.623680	6.060807	31.08%	1,695	2003
	6.568981	4.623680	-29.61%	1,092	2002
	9.257262	6.568981	-29.04%	2,361	2001
	12.759041	9.257262	-27.45%	3,274	2000
	12.390885	12.759041	2.97%	3,720	1999
	10.000000	12.390885	23.91%	155	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.186297	14.742879	11.80%	3,738	2007
	13.001428	13.186297	1.42%	172	2006
	12.142666	13.001428	7.07%	27	2005
	11.402022	12.142666	6.50%	12	2004
	8.441957	11.402022	35.06%	0	2003
	10.000000	8.441957	-15.58%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.871766	11.743033	8.01%	7,007	2007
	10.000000	10.871766	8.72%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.699753	12.174397	4.06%	4,817	2007
	11.159571	11.699753	4.84%	2,281	2006
	10.938716	11.159571	2.02%	285	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.509474	13.076032	4.53%	0	2007
	11.683322	12.509474	7.07%	5,755	2006
	11.322864	11.683322	3.18%	5,935	2005
	10.700165	11.322864	5.82%	2,208	2004
	9.530058	10.700165	12.28%	416	2003
	10.000000	9.530058	-4.70%	179	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.252053	13.826087	4.33%	0	2007
	12.051166	13.252053	9.96%	17,680	2006
	11.584213	12.051166	4.03%	20,693	2005
	10.709575	11.584213	8.17%	1,400	2004
	9.033690	10.709575	18.55%	604	2003
	10.000000	9.033690	-9.66%	1,525	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.216422	14.901132	4.82%	3,798	2007
	12.568358	14.216422	13.11%	24,663	2006
	11.886380	12.568358	5.74%	18,060	2005
	10.738253	11.886380	10.69%	3,549	2004
	8.586354	10.738253	25.06%	1,856	2003
	10.000000	8.586354	-14.14%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.852830	15.540025	4.63%	187	2007
	12.869465	14.852830	15.41%	11,052	2006
	12.074239	12.869465	6.59%	9,296	2005
	10.723013	12.074239	12.60%	1,920	2004
	8.234496	10.723013	30.22%	414	2003
	10.000000	8.234496	-17.66%	122	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.076017	16.228534	7.64%	7,275	2007
	13.890136	15.076017	8.54%	4,765	2006
	12.816839	13.890136	8.37%	3,335	2005
	11.253065	12.816839	13.90%	888	2004
	8.131671	11.253065	38.39%	739	2003
	13.074320	8.131671	-37.80%	562	2002
	18.999657	13.074320	-31.19%	351	2001
	22.735718	18.999657	-16.43%	2,335	2000
	12.461498	22.735718	82.45%	0	1999
	10.000000	12.461498	24.61%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.775941	26.314008	6.21%	4,426	2007
	22.830881	24.775941	8.52%	5,229	2006
	20.623786	22.830881	10.70%	3,149	2005
	18.045837	20.623786	14.29%	1,843	2004
	13.571367	18.045837	32.97%	1,303	2003
	16.226571	13.571367	-16.36%	901	2002
	16.650563	16.226571	-2.55%	569	2001
	14.634711	16.650563	13.77%	263	2000
	12.255745	14.634711	19.41%	0	1999
	10.000000	12.255745	22.56%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.619013	12.022852	3.48%	0	2007
	11.255765	11.619013	3.23%	7,016	2006
	11.101653	11.255765	1.39%	6,033	2005
	11.151696	11.101653	-0.45%	3,589	2004
	11.222643	11.151696	-0.63%	4,262	2003
	11.228670	11.222643	-0.05%	3,938	2002
	10.976083	11.228670	2.30%	2,497	2001
	10.482530	10.976083	4.71%	12,384	2000
	10.124383	10.482530	3.54%	5,425	1999
	10.000000	10.124383	1.24%	0	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.975505	22.335425	1.64%	3,929	2007
	18.129148	21.975505	21.22%	1,920	2006
	16.383193	18.129148	10.66%	1,713	2005
	13.795416	16.383193	18.76%	145	2004
	10.000000	13.795416	37.95%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.771065	17.091260	8.37%	1,952	2007
	15.473935	15.771065	1.92%	2,870	2006
	14.496373	15.473935	6.74%	1,943	2005
	12.943374	14.496373	12.00%	1,037	2004
	9.762003	12.943374	32.59%	931	2003
	14.818626	9.762003	-34.12%	748	2002
	16.831886	14.818626	-11.96%	967	2001
	20.331712	16.831886	-17.21%	270	2000
	10.000000	20.331712	103.32%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.621951	30.910484	-8.06%	1,575	2007
	29.026603	33.621951	15.83%	2,395	2006
	28.516666	29.026603	1.79%	2,046	2005
	24.618843	28.516666	15.83%	1,674	2004
	15.893715	24.618843	54.90%	1,457	2003
	22.097595	15.893715	-28.07%	1,158	2002
	17.445777	22.097595	26.66%	818	2001
	15.886176	17.445777	9.82%	3393	2000
	12.584102	15.886176	26.24%	43	1999
	10.000000	12.584102	25.84%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.758912	27.994447	0.85%	3,697	2007
	25.089017	27.758912	10.64%	3,506	2006
	22.619557	25.089017	10.92%	2,506	2005
	19.244942	22.619557	17.54%	1,880	2004
	13.820149	19.244942	39.25%	1,208	2003
	16.928867	13.820149	-18.36%	948	2002
	18.376589	16.928867	-7.88%	667	2001
	17.087592	18.376589	7.54%	533	2000
	12.014774	17.087592	42.22%	0	1999
	10.000000	12.014774	20.15%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.104765	15.066968	6.82%	0	2007
	12.569807	14.104765	12.21%	8,829	2006
	11.846853	12.569807	6.10%	7,879	2005
	10.930890	11.846853	8.38%	7,280	2004
	8.680809	10.930890	25.92%	6,527	2003
	10.636664	8.680809	-18.39%	5,814	2002
	12.216049	10.636664	-12.93%	6,650	2001
	12.637807	12.216049	-3.34%	30,027	2000
	11.966903	12.637807	5.61%	6,161	1999
	10.000000	11.966903	19.67%	321	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.591045	18.276002	10.16%	0	2007
	14.467784	16.591045	14.68%	184	2006
	13.282289	14.467784	8.93%	15	2005
	11.324577	13.282289	17.29%	4	2004
	9.130827	11.324577	24.03%	0	2003
	10.000000	9.130827	-8.69%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.264895	3.871664	18.58%	0	2007
	2.973957	3.264895	9.78%	0	2006
	3.027146	2.973957	-1.76%	0	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.125152	14.389602	18.68%	547	2007
	11.053256	12.125152	9.70%	270	2006
	11.250482	11.053256	-1.75%	84	2005
	10.925455	11.250482	2.97%	13	2004
	7.129086	10.925455	53.25%	2	2003
	10.000000	7.129086	-28.71%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.633339	16.481830	20.89%	1,169	2007
	13.845278	13.633339	-1.53%	1,196	2006
	12.518987	13.845278	10.59%	53	2005
	11.274248	12.518987	11.04%	19	2004
	7.491533	11.274248	50.49%	3	2003
	10.000000	7.491533	-25.08%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.014970	13.532052	-3.45%	874	2007
	12.244340	14.014970	14.46%	8,620	2006
	11.893755	12.244340	2.95%	3,990	2005
	10.250526	11.893755	16.03%	2,973	2004
	7.897653	10.250526	29.79%	1,628	2003
	10.684106	7.897653	-26.08%	1,488	2002
	12.317063	10.684106	-13.26%	1,303	2001
	13.954430	12.317063	-11.73%	338	2000
	11.925844	13.954430	17.01%	0	1999
	10.000000	11.925844	19.26%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.524404	15.005176	3.31%	0	2007
	14.029010	14.524404	3.53%	6,233	2006
	13.903003	14.029010	0.91%	6,410	2005
	13.215501	13.903003	5.20%	5,696	2004
	11.936481	13.215501	10.72%	2,305	2003
	11.274938	11.936481	5.87%	2,321	2002
	10.959378	11.274938	2.88%	2,061	2001
	10.503468	10.959378	4.34%	9	2000
	10.473496	10.503468	0.29%	0	1999
	10.000000	10.473496	4.73%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.553915	18.658710	12.71%	4,351	2007
	15.528631	16.553915	6.60%	6,363	2006
	14.961776	15.528631	3.79%	5,923	2005
	14.168379	14.961776	5.60%	5,768	2004
	10.957031	14.168379	29.31%	4,909	2003
	15.170607	10.957031	-27.77%	5,004	2002
	17.574219	15.170607	-13.68%	3,521	2001
	17.836627	17.574219	-1.47%	10,053	2000
	12.750719	17.836627	39.89%	613	1999
	10.000000	12.750719	27.51%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.861145	14.551844	4.98%	0	2007
	11.926147	13.861145	16.22%	1,835	2006
	10.565033	11.926147	12.88%	2,516	2005
	8.978200	10.565033	17.67%	2,754	2004
	6.356923	8.978200	41.23%	2,757	2003
	8.267491	6.356923	-23.11%	3,318	2002
	9.518646	8.267491	-13.14%	1,596	2001
	10.000000	9.518646	-4.81%	267	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.985482	23.085020	5.00%	14,248	2007
	18.916877	21.985482	16.22%	13,651	2006
	16.753552	18.916877	12.91%	6,770	2005
	14.233382	16.753552	17.71%	3,064	2004
	10.000000	14.233382	42.33%	1,098	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.580103	-4.20%	9	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.519855	10.377086	-1.36%	34	2007
	10.000000	10.519855	5.20%	16	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.044165	15.512276	3.11%	4,348	2007
	13.244102	15.044165	13.59%	10,208	2006
	12.654982	13.244102	4.66%	6,755	2005
	11.707682	12.654982	8.09%	2,324	2004
	9.355937	11.707682	25.14%	720	2003
	11.667724	9.355937	-19.81%	592	2002
	13.152642	11.667724	-11.29%	1,031	2001
	14.599387	13.152642	-9.91%	5,369	2000
	12.147153	14.599387	20.19%	181	1999
	10.000000	12.147153	21.47%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.011018	9.765612	-2.45%	8,867	2007
	10.000000	10.011018	0.11%	2,537	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.490117	17.313969	5.00%	0	2007
	16.218926	16.490117	1.67%	4,258	2006
	14.621223	16.218926	10.93%	4,196	2005
	12.361526	14.621223	18.28%	3,496	2004
	9.967175	12.361526	24.02%	3,101	2003
	13.978216	9.967175	-28.69%	2,796	2002
	20.596567	13.978216	-32.13%	2,062	2001
	23.496887	20.596567	-12.34%	4,582	2000
	12.959156	23.496887	81.31%	235	1999
	10.000000	12.959156	29.59%	147	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.135369	11.073425	9.26%	2,667	2007
	10.000000	10.135369	1.35%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.382258	11.148087	7.38%	0	2007
	10.000000	10.382258	3.82%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	11.006899	11.300887	2.67%	648	2007
	10.000000	11.006899	10.07%	0	2006*

SBL Fund - Series D (Global Series)	11.615234	12.488321	7.52%	0	2007
	10.000000	11.615234	16.15%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series)	10.326692	9.133395	-11.56%	0	2007
	10.000000	10.326692	3.27%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.017210	11.535600	4.71%	5,680	2007
	10.000000	11.017210	10.17%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.399845	11.573519	1.52%	0	2007
	10.000000	11.399845	14.00%	0	2006*

SBL Fund - Series P (High Yield Series)	10.583702	10.667618	0.79%	1,470	2007
	10.000000	10.583702	5.84%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.811230	11.769787	8.87%	0	2007
	10.000000	10.811230	8.11%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.758396	10.820751	0.58%	0	2007
	10.000000	10.758396	7.58%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.354803	10.797685	4.28%	1,516	2007
	10.000000	10.354803	3.55%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.829422	10.032335	-7.36%	0	2007
	10.000000	10.829422	8.29%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - NQ	10.554438	11.723392	11.08%	0	2007
	10.000000	10.554438	5.54%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q	12.114909	13.456691	11.08%	0	2007
	11.221044	12.114909	7.97%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - NQ	11.001840	11.192717	1.73%	0	2007
	10.000000	11.001840	10.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q	12.359645	12.574077	1.73%	0	2007
	10.548574	12.359645	17.17%	1,359	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.255711	10.656222	3.91%	1,494	2007
	10.000000	10.255711	2.56%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.317721	10.720653	3.91%	0	2007
	10.043651	10.317721	2.73%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.413414	10.843289	4.13%	0	2007
	10.000000	10.413414	4.13%	96	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.268369	32.892265	5.19%	74	2007
	28.574908	31.268369	9.43%	196	2006
	25.777598	28.574908	10.85%	197	2005
	23.717411	25.777598	8.69%	197	2004
	18.783491	23.717411	26.27%	192	2003
	17.415214	18.783491	7.86%	173	2002
	16.018934	17.415214	8.72%	152	2001
	14.562396	16.018934	10.00%	128	2000
	11.398245	14.562396	27.76%	109	1999
	10.000000	11.398245	13.98%	154	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.070189	18.183456	13.15%	2,716	2007
	13.004495	16.070189	23.57%	0	2006
	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.611321	10.430420	21.12%	1,359	2007
	7.979923	8.611321	7.91%	1,359	2006
	6.873124	7.979923	16.10%	3,098	2005
	5.723928	6.873124	20.08%	2,421	2004
	4.088676	5.723928	39.99%	1,655	2003
	6.014503	4.088676	-32.02%	769	2002
	8.617166	6.014503	-30.20%	17	2001
	10.000000	8.617166	-13.83%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.689950	32.500674	-18.11%	4,365	2007
	29.114020	39.689950	36.33%	2,566	2006
	25.186652	29.114020	15.59%	2,443	2005
	18.699570	25.186652	34.69%	1,626	2004
	13.770483	18.699570	35.79%	334	2003
	14.055442	13.770483	-2.03%	273	2002
	12.959009	14.055442	8.46%	144	2001
	12.466313	12.959009	3.95%	479	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.649945	30.767280	35.84%	219	2007
	16.437358	22.649945	37.80%	196	2006
	12.622652	16.437358	30.22%	0	2005
	10.000000	12.622652	26.23%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.412632	58.991911	35.89%	0	2007
	31.514704	43.412632	37.75%	0	2006
	24.176597	31.514704	30.35%	60	2005
	19.447415	24.176597	24.32%	60	2004
	12.772187	19.447415	52.26%	60	2003
	13.320519	12.772187	-4.12%	60	2002
	13.739047	13.320519	-3.05%	60	2001
	23.931619	13.739047	-42.59%	60	2000
	12.099788	23.931619	97.79%	27	1999
	10.000000	12.099788	21.00%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.980567	32.977627	43.50%	188	2007
	18.685701	22.980567	22.98%	166	2006
	12.479763	18.685701	49.73%	0	2005
	10.000000	12.479763	24.80%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.113622	54.704654	43.53%	43	2007
	31.001698	38.113622	22.94%	43	2006
	20.697822	31.001698	49.78%	43	2005
	16.871845	20.697822	22.68%	43	2004
	11.800336	16.871845	42.98%	44	2003
	12.298301	11.800336	-4.05%	44	2002
	13.907561	12.298301	-11.57%	44	2001
	12.641312	13.907561	10.02%	0	2000
	10.579367	12.641312	19.49%	0	1999
	10.000000	10.579367	5.79%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.551474	13.215859	5.29%	4,790	2007
	11.325995	12.551474	10.82%	3,525	2006
	10.630738	11.325995	6.54%	2,859	2005
	9.106093	10.630738	16.74%	2,690	2004
	6.730519	9.106093	35.30%	1,904	2003
	9.313641	6.730519	-27.73%	1,013	2002
	9.795001	9.313641	-4.91%	183	2001
	10.000000	9.795001	-2.05%	0	2000*

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.641048	10.645194	0.04%	0	2007
	10.000000	10.641048	6.41%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.879259	10.894113	10.27%	0	2007
	10.000000	9.879259	-1.21%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.081339	10.999093	9.10%	5	2007
	10.000000	10.081339	0.81%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.677037	11.786725	10.39%	0	2007
	10.000000	10.677037	6.77%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.751928	11.888124	-6.77%	0	2007
	10.000000	12.751928	27.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.809873	21.296639	13.22%	0	2007
	14.861051	18.809873	26.57%	0	2006
	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.623076	15.408481	-1.37%	1,250	2007
	13.518310	15.623076	15.57%	1,151	2006
	13.089671	13.518310	3.27%	922	2005
	11.737071	13.089671	11.52%	808	2004
	9.193080	11.737071	27.67%	805	2003
	11.552029	9.193080	-20.42%	609	2002
	12.771997	11.552029	-9.55%	1,151	2001
	14.475981	12.771997	-11.77%	9,401	2000
	12.427175	14.475981	16.49%	1,000	1999
	10.000000	12.427175	24.27%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.307662	17.835565	16.51%	208	2007
	12.404396	15.307662	23.41%	208	2006
	11.096532	12.404396	11.79%	208	2005
	9.782676	11.096532	13.43%	208	2004
	7.960337	9.782676	22.89%	208	2003
	10.128725	7.960337	-21.41%	208	2002
	14.490593	10.128725	-30.10%	871	2001
	17.650383	14.490593	-17.90%	4,193	2000
	10.901004	17.650383	61.92%	0	1999
	10.000000	10.901004	9.01%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.469391	18.024009	16.51%	496	2007
	12.535460	15.469391	23.41%	438	2006
	11.229023	12.535460	11.63%	367	2005
	9.886036	11.229023	13.58%	280	2004
	8.044442	9.886036	22.89%	184	2003
	10.000000	8.044442	-19.56%	67	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.057147	10.661044	-3.58%	14	2007
	10.000000	11.057147	10.57%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.330481	12.338210	19.44%	0	2007
	10.820656	10.330481	-4.53%	29	2006
	10.730380	10.820656	0.84%	44	2005
	9.823019	10.730380	9.24%	0	2004
	7.968301	9.823019	23.28%	0	2003
	10.000000	7.968301	-20.32%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.967196	20.566055	-6.38%	1,370	2007
	18.756880	21.967196	17.12%	1,883	2006
	18.092486	18.756880	3.67%	1,692	2005
	16.032727	18.092486	12.85%	1,567	2004
	12.596055	16.032727	27.28%	1,976	2003
	14.605357	12.596055	-13.76%	1,701	2002
	13.116946	14.605357	11.35%	704	2001
	11.248045	13.116946	16.62%	196	2000
	11.493876	11.248045	-2.14%	0	1999
	10.000000	11.493876	14.94%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.543629	13.165099	37.95%	0	2007
	10.000000	9.543629	-4.56%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.743037	11.609253	8.06%	3,176	2007
	10.714080	10.743037	0.27%	2,947	2006
	10.687792	10.714080	0.25%	0	2005
	10.233898	10.687792	4.44%	0	2004
	10.000000	10.233898	2.34%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.362265	15.509455	-5.21%	0	2007
	14.643576	16.362265	11.74%	0	2006
	12.773658	14.643576	14.64%	0	2005
	10.968665	12.773658	16.46%	0	2004
	7.526163	10.968665	45.74%	0	2003
	11.581271	7.526163	-35.01%	1	2002
	16.443767	11.581271	-29.57%	536	2001
	20.551766	16.443767	-19.99%	502	2000
	12.735345	20.551766	61.38%	482	1999
	10.000000	12.735345	27.35%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.648678	16.856594	15.07%	0	2007
	12.507891	14.648678	17.12%	0	2006
	10.790409	12.507891	15.92%	0	2005
	9.527860	10.790409	13.25%	0	2004
	7.253109	9.527860	31.36%	0	2003
	9.175002	7.253109	-20.95%	0	2002
	11.961010	9.175002	-23.29%	0	2001
	16.352558	11.961010	-26.86%	45	2000
	10.798003	16.352558	51.44%	0	1999
	10.000000	10.798003	7.98%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.004687	17.082192	0.46%	0	2007
	14.434846	17.004687	17.80%	0	2006
	13.523151	14.434846	6.74%	0	2005
	12.305392	13.523151	9.90%	0	2004
	9.960794	12.305392	23.54%	0	2003
	13.122923	9.960794	-24.10%	0	2002
	13.172245	13.122923	-0.37%	0	2001
	12.252980	13.172245	7.50%	21	2000
	11.684826	12.252980	4.86%	0	1999
	10.000000	11.684826	16.85%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.877364	14.586751	-1.95%	771	2007
	13.174239	14.877364	12.93%	590	2006
	12.446927	13.174239	5.84%	693	2005
	10.346504	12.446927	20.30%	411	2004
	7.608241	10.346504	35.99%	88	2003
	10.000000	7.608241	-23.92%	38	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.074843	11.781058	6.38%	2,335	2007
	10.274954	11.074843	7.78%	2,151	2006
	10.046653	10.274954	2.27%	1,998	2005
	9.583764	10.046653	4.83%	2,005	2004
	7.706045	9.583764	24.37%	1,849	2003
	10.988353	7.706045	-29.87%	2,340	2002
	14.380518	10.988353	-23.59%	3,406	2001
	16.375662	14.380518	-12.18%	24,497	2000
	12.754610	16.375662	28.39%	847	1999
	10.000000	12.754610	27.55%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.264491	14.817894	3.88%	4,541	2007
	12.512627	14.264491	14.00%	4,471	2006
	12.108868	12.512627	3.33%	3,982	2005
	11.088459	12.108868	9.20%	3,586	2004
	8.751979	11.088459	26.70%	4,214	2003
	11.421554	8.751979	-23.37%	3,090	2002
	13.178151	11.421554	-13.33%	7,168	2001
	14.716647	13.178151	-10.45%	69.868	2000
	12.363055	14.716647	19.04%	6,573	1999
	10.000000	12.363055	23.63%	877	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.225733	15.041197	5.73%	498	2007
	12.373722	14.225733	14.97%	598	2006
	12.010432	12.373722	3.02%	368	2005
	11.584069	12.010432	3.68%	306	2004
	9.686029	11.584069	19.60%	179	2003
	11.783214	9.686029	-17.80%	135	2002
	13.164923	11.783214	-10.50%	79	2001
	13.424790	13.164923	-1.94%	21.334	2000
	12.203505	13.424790	10.01%	224	1999
	10.000000	12.203505	22.04%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.305471	10.019742	-2.77%	0	2007
	10.000000	10.305471	3.05%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.319686	13.853324	4.01%	3,352	2007
	12.956412	13.319686	2.80%	3,103	2006
	12.958478	12.956412	-0.02%	2,798	2005
	12.670489	12.958478	2.27%	2,507	2004
	12.267458	12.670489	3.29%	3,667	2003
	11.370764	12.267458	7.89%	3,006	2002
	10.666472	11.370764	6.60%	776	2001
	9.783812	10.666472	9.02%	0	2000
	10.000000	9.783812	-2.16%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.135487	23.351620	15.97%	9,303	2007
	18.281239	20.135487	10.14%	8,326	2006
	15.850782	18.281239	15.33%	6,236	2005
	13.923698	15.850782	13.84%	6,251	2004
	10.990756	13.923698	26.69%	4,464	2003
	12.294307	10.990756	-10.60%	3,889	2002
	14.214337	12.294307	-13.51%	4,079	2001
	15.437189	14.214337	-7.92%	31,064	2000
	12.598299	15.437189	22.53%	1,069	1999
	10.000000	12.598299	25.98%	8	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.376713	13.478023	43.74%	353	2007
	10.000000	9.376713	-6.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.817217	17.833606	0.09%	10,178	2007
	15.032685	17.817217	18.52%	10,601	2006
	14.400930	15.032685	4.39%	7,049	2005
	13.099526	14.400930	9.93%	5,950	2004
	10.191923	13.099526	28.53%	6,476	2003
	12.440995	10.191923	-18.08%	5,645	2002
	13.281731	12.440995	-6.33%	7,999	2000
	12.423854	13.281731	6.91%	14,567	1999
	11.846486	12.423854	4.87%	1,750	1998

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.512515	11.272131	7.23%	0	2007
	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.532507	11.451684	8.73%	0	2007
	10.000000	10.532507	5.33%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.552664	11.582071	9.75%	0	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.259376	12.458470	21.43%	95	2007
	9.870863	10.259376	3.94%	368	2006
	9.186413	9.870863	7.45%	359	2005
	8.693663	9.186413	5.67%	529	2004
	6.793127	8.693663	27.98%	510	2003
	8.814543	6.793127	-22.93%	183	2002
	10.438575	8.814543	-15.56%	164	2001
	12.768758	10.438575	-18.25%	1,479	2000
	12.417568	12.768758	2.83%	320	1999
	10.000000	12.417568	24.18%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.706253	15.909833	25.21%	4,601	2007
	12.061208	12.706253	5.35%	4,629	2006
	11.563600	12.061208	4.30%	3,176	2005
	11.345636	11.563600	1.92%	3,077	2004
	8.657007	11.345636	31.06%	3,936	2003
	12.566043	8.657007	-31.11%	3,230	2002
	15.476056	12.566043	-18.80%	1,259	2001
	17.630000	15.476056	-12.22%	16,401	2000
	13.010755	17.630000	35.50%	5,027	1999
	10.000000	13.010755	30.11%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.309562	11.458268	1.31%	759	2007
	10.306110	11.309562	9.74%	1,232	2006
	10.184506	10.306110	1.19%	960	2005
	9.426171	10.184506	8.04%	1,493	2004
	7.521629	9.426171	25.32%	1,383	2003
	7.354603	7.521629	2.27%	822	2002
	8.458245	7.354603	-13.05%	197	2001
	11.072984	8.458245	-23.61%	2,196	2000
	10.380632	11.072984	6.67%	0	1999
	10.000000	10.380632	3.81%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.799408	-2.01%	576	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.817475	11.125731	2.85%	265	2007
	10.507730	10.817475	2.95%	0	2006
	10.428807	10.507730	0.76%	4	2005
	10.128708	10.428807	2.96%	1	2004
	10.000000	10.128708	1.29%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.856561	11.234279	13.98%	430	2007
	10.000000	9.856561	-1.43%	46	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.754919	19.381260	15.68%	5	2007
	14.392045	16.754919	16.42%	5	2006
	12.255881	14.392045	17.43%	5	2005
	10.941500	12.255881	12.01%	5	2004
	7.740990	10.941500	41.34%	5	2003
	9.846083	7.740990	-21.38%	5	2002
	12.672362	9.846083	-22.30%	0	2001
	15.879549	12.672362	-20.20%	583	2000
	11.293057	15.879549	40.61%	0	1999
	10.000000	11.293057	12.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.730683	19.356271	15.69%	2,476	2007
	14.370885	16.730683	16.42%	2,350	2006
	12.242700	14.370885	17.38%	1,460	2005
	10.928889	12.242700	12.02%	1,171	2004
	7.729491	10.928889	41.39%	161	2003
	10.000000	7.729491	-22.71%	24	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.142626	15.781569	4.22%	262	2007
	13.202987	15.142626	14.69%	163	2006
	13.043195	13.202987	1.23%	28	2005
	11.593346	13.043195	12.51%	0	2004
	7.443946	11.593346	55.74%	15	2003
	10.000000	7.443946	-25.56%	0	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.119465	11.386418	2.40%	870	2007
	10.000000	11.119465	11.19%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.157203	9.785862	-3.66%	315	2007
	10.000000	10.157203	1.57%	11	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.669800	13.552327	27.02%	18	2007
	10.000000	10.669800	6.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.808818	18.065596	14.28%	0	2007
	13.160857	15.808818	20.12%	0	2006
	12.069294	13.160857	9.04%	0	2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.857910	12.371231	13.94%	94	2007
	10.000000	10.857910	8.58%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.449841	11.451105	9.58%	0	2007
	10.000000	10.449841	4.50%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.153990	14.311728	1.11%	381	2007
	12.273075	14.153990	15.33%	1,312	2006
	11.385394	12.273075	7.80%	1,231	2005
	10.000000	11.385394	13.85%	84	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.612511	11.613943	34.85%	569	2007
	7.996638	8.612511	7.70%	532	2006
	7.197845	7.996638	11.10%	523	2005
	6.181859	7.197845	16.43%	449	2004
	6.277859	5.209227	-17.02%	1,351	2003
	8.137529	6.277859	-22.85%	1,704	2002
	10.000000	8.137529	-18.62%	1,569	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.944077	4.737139	20.11%	723	2007
	3.705791	3.944077	6.43%	723	2006
	3.365706	3.705791	10.10%	723	2005
	2.345410	3.390832	44.57%	757	2004
	4.023106	2.345410	-41.70%	1,267	2003
	6.503356	4.023106	-38.14%	1,544	2002
	10.000000	6.503356	-34.97%	1,345	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.001567	14.421477	20.16%	1,016	2007
	11.264791	12.001567	6.54%	876	2006
	10.251543	11.264791	9.88%	719	2005
	7.092920	10.300510	45.22%	408	2004
	10.000000	7.092920	-29.07%	226	2003*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.923216	17.726270	4.75%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.270466	16.766719	26.35%	208	2007
	9.169173	13.270466	44.73%	211	2006
	7.040734	9.169173	30.23%	507	2005
	4.526318	6.010319	32.79%	605	2004
	6.177123	4.526318	-26.72%	1,487	2003
	8.174255	6.177123	-24.43%	1,143	2002
	10.000000	8.174255	-18.26%	1,238	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.723853	28.722913	26.40%	1,426	2007
	15.693805	22.723853	44.80%	1,346	2006
	12.043732	15.693805	30.31%	1,263	2005
	7.740287	10.279042	32.80%	1,374	2004
	10.000000	7.740287	-22.60%	1,032	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.256191	10.605123	3.40%	185	2007
	9.971898	10.256191	2.85%	0	2006
	9.959135	9.971898	0.13%	0	2005
	10.000000	10.012296	0.12%	0	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.064604	11.749223	6.19%	335	2007
	10.000000	11.064604	10.65%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	9.733157	9.655389	-0.80%	0	2007
	10.000000	9.733157	-2.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.498604	18.545772	5.98%	0	2007
	15.636717	17.498604	11.91%	221	2006
	14.615636	15.636717	6.99%	170	2005
	9.831629	12.786036	30.05%	94	2004
	13.543264	9.831629	-27.41%	77	2003
	13.932809	13.543264	-2.80%	39	2002
	13.957433	13.932809	-0.18%	2,849	2001
	12.303831	13.957433	13.44%	0	2000
	10.000000	13.303831	23.04%	0	1999*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.358481	10.551588	1.86%	172	2007
	10.000000	10.358481	3.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.178637	21.982914	20.93%	4,371	2007
	16.057857	18.178637	13.21%	4,322	2006
	14.303234	16.057857	12.27%	3,883	2005
	9.856745	12.459670	26.41%	2,977	2004
	14.133513	9.856745	-30.26%	2,469	2003
	19.004946	14.133513	-25.63%	2,329	2002
	20.806301	19.004946	-8.66%	4,237	2001
	13.698179	20.806301	51.89%	175	2000
	10.000000	13.698179	36.98%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.064055	19.492324	7.91%	6	2007
	16.305392	18.064055	10.79%	6	2006
	13.994117	16.305392	16.52%	0	2005
	8.937773	11.917079	33.33%	0	2004
	11.937762	8.937773	-25.13%	0	2003
	12.447943	11.937762	-4.10%	1,084	2002
	12.523110	12.447943	-0.60%	1,105	2001
	11.817120	12.523110	5.97%	1,048	2000
	10.000000	11.817120	18.17%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.358247	14.187383	6.21%	259	2007
	11.902710	13.358247	12.23%	265	2006
	11.285193	11.902710	5.47%	132	2005
	10.000000	11.285193	12.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.180050	10.353764	1.71%	181	2007
	10.000000	10.180050	1.80%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.465796	10.963349	4.75%	0	2007
	10.000000	10.465796	4.66%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.447849	10.618787	1.64%	0	2007
	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.748441	12.131768	12.87%	298	2007
	10.000000	10.748441	7.48%	85	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.274872	11.347156	10.44%	431	2007
	10.000000	10.274872	2.75%	88	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.806149	-1.94%	267	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.755589	15.019226	1.79%	0	2007
	13.516216	14.755589	9.17%	0	2006
	13.375356	13.516216	1.05%	0	2005
	12.308733	13.375356	8.67%	2	2004
	10.199226	12.308733	20.68%	0	2003
	10.010690	10.199226	1.88%	0	2002
	9.732895	10.010690	2.85%	0	2001
	10.750149	9.732895	-9.46%	61	2000
	10.555014	10.750149	1.85%	0	1999
	10.000000	10.555014	5.55%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.407487	11.615064	1.82%	0	2007
	10.449767	11.407487	9.16%	20	2006
	10.000000	10.449767	4.50%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.352634	33.552578	43.68%	0	2007
	17.305110	23.352634	34.95%	0	2006
	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	0	2003
	8.126945	6.799600	-16.33%	0	2002
	8.684823	8.126945	-6.42%	0	2001
	10.000000	8.684823	-13.15%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.763929	37.009267	43.65%	285	2007
	19.102228	25.763929	34.87%	196	2006
	14.588946	19.102228	30.94%	152	2005
	12.240339	14.588946	19.19%	122	2004
	7.505927	12.240339	63.08%	63	2003
	10.000000	7.505927	-24.94%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.793288	21.141781	18.82%	0	2007
	13.101659	17.793288	35.81%	0	2006
	12.466117	13.101659	5.10%	0	2005
	9.719497	12.466117	28.26%	0	2004
	7.930578	9.719497	22.56%	0	2003
	10.000000	7.930578	-20.69%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.377189	15.531453	25.48%	0	2007
	9.430813	12.377189	31.24%	0	2006
	7.337885	9.430813	28.52%	0	2005
	6.510418	7.337885	12.71%	0	2004
	4.863546	6.510418	33.86%	0	2003
	6.492772	4.863546	-25.09%	0	2002
	9.220640	6.492772	-29.58%	0	2001
	10.000000	9.220640	-7.79%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.744200	24.776488	25.49%	0	2007
	15.045739	19.744200	31.23%	0	2006
	11.709868	15.045739	28.49%	633	2005
	10.374988	11.709868	12.87%	0	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.325448	19.318341	18.33%	23	2007
	13.139231	16.325448	24.25%	23	2006
	11.154684	13.139231	17.79%	23	2005
	9.770899	11.154684	14.16%	40	2004
	7.275861	9.770899	34.29%	40	2003
	9.880402	7.275861	-26.36%	35	2002
	12.330829	9.880402	-19.87%	17	2001
	14.247974	12.330829	-13.46%	987	2000
	11.743428	14.247974	21.33%	17	1999
	10.000000	11.743428	17.43%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.655299	26.818036	18.37%	40	2007
	18.243804	22.655299	24.18%	37	2006
	15.488203	18.243804	17.79%	33	2005
	13.566822	15.488203	14.16%	22	2004
	10.000000	13.566822	35.67%	9	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.176736	12.573440	3.26%	1,030	2007
	10.990459	12.176736	10.79%	1,306	2006
	10.858711	10.990459	1.21%	1,091	2005
	10.140642	10.858711	7.08%	1,039	2004
	8.676428	10.140642	16.88%	1,034	2003
	10.025137	8.676428	-13.45%	1,005	2002
	10.545461	10.025137	-4.93%	2,203	2001
	10.721257	10.545461	-1.64%	2,196	2000
	10.768931	10.721257	-0.44%	2,475	1999
	10.000000	10.768931	7.69%	1,066	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.172156	18.709317	-2.41%	0	2007
	16.141352	19.172156	18.78%	0	2006
	14.710087	16.141352	9.73%	0	2005
	12.304239	14.710087	19.55%	0	2004
	8.812529	12.304239	39.62%	0	2003
	10.000000	8.812529	-11.87%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.469262	14.244815	5.76%	5,665	2007
	13.204965	13.469262	2.00%	5,492	2006
	12.955598	13.204965	1.92%	5,587	2005
	12.711565	12.955598	1.92%	5,113	2004
	12.626432	12.711565	0.67%	4,712	2003
	11.526653	12.626432	9.54%	3,317	2002
	10.889287	11.526653	5.85%	2,322	2001
	9.802780	10.889287	11.08%	5,585	2000
	10.170644	9.802780	-3.62%	38	1999
	10.000000	10.170644	1.71%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.107851	8.386001	17.98%	325	2007
	6.782860	7.107851	4.79%	327	2006
	6.452491	6.782860	5.12%	306	2005
	6.044444	6.452491	6.75%	311	2004
	4.613524	6.044444	31.02%	402	2003
	6.557891	4.613524	-29.65%	405	2002
	9.246358	6.557891	-29.08%	438	2001
	12.750810	9.246358	-27.48%	7,354	2000
	12.388810	12.750810	2. 92%	5,038	1999
	10.000000	12.388810	23.89%	0	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.153460	14.698688	11.75%	15	2007
	12.975598	13.153460	1.37%	16	2006
	12.124673	12.975598	7.02%	212	2005
	11.390883	12.124673	6.44%	0	2004
	8.437976	11.390883	35.00%	0	2003
	10.000000	8.437976	-15.62%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.868126	11.733135	7.96%	0	2007
	10.000000	10.868126	8.68%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.670602	12.137877	4.00%	993	2007
	11.137379	11.670602	4.79%	856	2006
	10.922479	11.137379	1.97%	501	2005
	10.574381	10.922479	3.29%	352	2004
	9.928642	10.574381	6.50%	0	2003
	10.000000	9.928642	-0.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.478314	13.036813	4.48%	2,121	2007
	11.660102	12.478314	7.02%	1,563	2006
	11.306072	11.660102	3.13%	937	2005
	10.689699	11.306072	5.77%	304	2004
	9.525559	10.689699	12.22%	49	2003
	10.000000	9.525559	-4.74%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.219043	13.784623	4.28%	10,615	2007
	12.027221	13.219043	9.91%	11,276	2006
	11.567029	12.027221	3.98%	13,663	2005
	10.699107	11.567029	8.11%	11,903	2004
	9.029424	10.699107	18.49%	6,434	2003
	10.000000	9.029424	-9.71%	5,415	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.181041	14.856478	4.76%	22,546	2007
	12.543415	14.181041	13.06%	20,604	2006
	11.868786	12.543415	5.68%	14,370	2005
	10.727781	11.868786	10.64%	10,706	2004
	8.582311	10.727781	25.00%	1,233	2003
	10.000000	8.582311	-14.18%	7	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.815857	15.493447	4.57%	7,674	2007
	12.843911	14.815857	15.35%	6,983	2006
	12.056354	12.843911	6.53%	6,079	2005
	10.712555	12.056354	12.54%	5,056	2004
	8.230619	10.712555	30.15%	43	2003
	10.000000	8.230619	-17.69%	7	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.012541	16.151977	7.59%	1,995	2007
	13.838648	15.012541	8.48%	1,739	2006
	12.775771	13.838648	8.32%	1,388	2005
	11.222685	12.775771	13.84%	1,206	2004
	8.113826	11.222685	38.32%	1,041	2003
	13.052260	8.113826	-37.84%	821	2002
	18.977298	13.052260	-31.22%	1,030	2001
	22.720430	18.977298	-16.47%	1,037	2000
	12.459415	22.720430	82.36%	72	1999
	10.000000	12.459415	24.59%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.671671	26.189909	6.15%	301	2007
	22.746284	24.671671	8.46%	442	2006
	20.557736	22.746284	10.65%	704	2005
	17.997152	20.557736	14.23%	250	2004
	13.541599	17.997152	32.90%	311	2003
	16.199200	13.541599	-16.41%	172	2002
	16.630966	16.199200	-2.60%	3	2001
	14.624858	16.630966	13.72%	1,444	2000
	12.253691	14.624858	19.35%	0	1999
	10.000000	12.253691	22.54%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.570104	11.966147	3.42%	678	2007
	11.214049	11.570104	3.18%	447	2006
	11.066094	11.214049	1.34%	3,319	2005
	11.121610	11.066094	-0.50%	612	2004
	11.198034	11.121610	-0.68%	7,862	2003
	11.209725	11.198034	-0.10%	9,876	2002
	10.963142	11.209725	2.25%	6,396	2001
	10.475448	10.963142	4.66%	2,739	2000
	10.122671	10.475448	3.49%	0	1999
	10.000000	10.122671	1.23%	0	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.934820	22.282710	1.59%	64	2007
	18.104708	21.934820	21.16%	13	2006
	16.369372	18.104708	10.60%	0	2005
	13.790762	16.369372	18.70%	0	2004
	10.000000	13.790762	37.91%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.709991	17.016399	8.32%	747	2007
	15.421797	15.709991	1.87%	666	2006
	14.454824	15.421797	6.69%	429	2005
	12.912822	14.454824	11.94%	331	2004
	9.743886	12.912822	32.52%	271	2003
	14.798640	9.743886	-34.16%	168	2002
	16.817775	14.798640	-12.01%	17	2001
	20.324927	16.817775	-17.26%	0	2000
	10.000000	20.324927	103.25%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.480497	30.764759	-8.11%	804	2007
	28.919087	33.480497	15.77%	1,942	2006
	28.425391	28.919087	1.74%	1,913	2005
	24.552470	28.425391	15.77%	1,728	2004
	15.858883	24.552470	54.82%	1,710	2003
	22.060369	15.858883	-28.11%	1,184	2002
	17.425261	22.060369	26.60%	846	2001
	15.875478	17.425261	9.76%	751	2000
	12.581999	15.875478	26.18%	0	1999
	10.000000	12.581999	25.82%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.642106	27.862455	0.80%	1,074	2007
	24.996065	27.642106	10.59%	922	2006
	22.547136	24.996065	10.86%	664	2005
	19.193041	22.547136	17.48%	620	2004
	13.789861	19.193041	39.18%	1,007	2003
	16.900322	13.789861	-18.40%	878	2002
	18.354971	16.900322	-7.93%	3	2001
	17.076087	18.354971	7.49%	697	2000
	12.012761	17.076087	42.15%	0	1999
	10.000000	12.012761	20.13%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.045448	14.995969	6.77%	2,623	2007
	12.523258	14.045448	12.15%	2,729	2006
	11.808950	12.523258	6.05%	3,346	2005
	10.901442	11.808950	8.32%	2,713	2004
	8.661797	10.901442	25.86%	2,342	2003
	10.618745	8.661797	-18.43%	1,868	2002
	12.201684	10.618745	-12.79%	1,658	2001
	12.629301	12.201684	-3.39%	29,903	2000
	11.964909	12.629301	5.55%	5,123	1999
	10.000000	11.964909	19.65%	873	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.549733	18.221207	10.10%	83	2007
	14.439032	16.549733	14.62%	434	2006
	13.262583	14.439032	8.87%	220	2005
	11.313504	13.262583	17.23%	0	2004
	9.126509	11.313504	23.96%	1	2003
	10.000000	9.126509	-8.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.254592	3.857482	18.52%	14	2007
	2.966073	3.254592	9.73%	14	2006
	3.020641	2.966073	-1.81%	14	2005
	2.933882	3.020641	2.96%	14	2004
	1.914851	2.933882	53.22%	14	2003
	3.390760	1.914851	-43.53%	99	2002
	5.998573	3.390760	-43.47%	85	2001
	10.000000	5.998573	-40.01%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.096594	14.348392	18.62%	77	2007
	11.032795	12.096594	9.64%	97	2006
	11.235308	11.032795	-1.80%	78	2005
	10.916237	11.235308	2.92%	72	2004
	7.126672	10.916237	53.17%	934	2003
	10.000000	7.126672	-28.73%	14	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.599386	16.432420	20.83%	1,074	2007
	13.817774	13.599386	-1.58%	979	2006
	12.500413	13.817774	10.54%	11	2005
	11.263226	12.500413	10.98%	23	2004
	7.487992	11.263226	50.42%	461	2003
	10.000000	7.487992	-25.12%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.955987	13.468234	-3.49%	3,573	2007
	12.198971	13.955987	14.40%	1,634	2006
	11.855672	12.198971	2.90%	1,356	2005
	10.222862	11.855672	15.97%	207	2004
	7.880333	10.222862	29.73%	46	2003
	10.666092	7.880333	-26.12%	46	2002
	12.302565	10.666092	-13.30%	46	2001
	13.945030	12.302565	-11.78%	356	2000
	11.923848	13.945030	16.95%	46	1999
	10.000000	11.923848	19.24%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.463279	14.934416	3.26%	2,107	2007
	13.977022	14.463279	3.48%	1,972	2006
	13.858482	13.977022	0.86%	1,105	2005
	13.179840	13.858482	5.15%	507	2004
	11.910299	13.179840	10.66%	459	2003
	11.255907	11.910299	5.81%	289	2002
	10.946464	11.255907	2.83%	116	2001
	10.496386	10.946464	4.29%	252	2000
	10.471735	10.496386	0.24%	0	1999
	10.000000	10.471735	4.72%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.484240	18.570724	12.66%	4,462	2007
	15.471084	16.484240	6.55%	4,527	2006
	14.913859	15.471084	3.74%	2,972	2005
	10.933007	14.130159	29.24%	2,353	2004
	15.145026	10.933007	-27.81%	2,102	2003
	17.553551	15.145026	-13.72%	3,185	2002
	17.824624	17.553551	-1.52%	17,382	2001
	12.748581	17.824624	39.82%	206	2000
	10.000000	12.748581	27.49%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.814456	14.495447	4.93%	6,268	2007
	11.891977	13.814456	16.17%	6,503	2006
	10.540076	11.891977	12.83%	6,724	2005
	6.348332	8.961533	41.16%	9,726	2004
	8.260515	6.348332	-23.15%	9,257	2003
	9.515462	8.260515	-13.19%	4,117	2002
	10.000000	9.515462	-4.85%	2,661	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.944788	23.030564	4.95%	3,744	2007
	18.891396	21.944788	16.16%	3,115	2006
	16.739434	18.891396	12.86%	2,451	2005
	10.000000	14.228585	42.29%	816	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.576862	-4.23%	7	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.516325	10.368322	-1.41%	2	2007
	10.000000	10.516325	5.16%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.980884	15.439159	3.06%	4,778	2007
	13.195056	14.980884	13.53%	4,402	2006
	12.614486	13.195056	4.60%	5,411	2005
	9.335444	11.676116	25.07%	3,892	2004
	11.648072	9.335444	-19.85%	3,484	2003
	13.137180	11.648072	-11.34%	3,296	2002
	14.589572	13.137180	-9.96%	2,663	2001
	12.145122	14.589572	20.13%	0	2000
	10.000000	12.145122	21.45%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.007657	9.757357	-2.50%	139	2007
	10.000000	10.007657	0.08%	23	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.420733	17.232342	4.94%	1,815	2007
	16.158843	16.420733	1.62%	2,406	2006
	14.574407	16.158843	10.87%	2,202	2005
	9.945321	12.328183	23.96%	1,630	2004
	13.954638	9.945321	-28.73%	1,775	2003
	20.572328	13.954638	-32.17%	2,002	2002
	23.481073	20.572328	-12.39%	4,073	2001
	12.956986	23.481073	81.22%	138	2000
	10.000000	12.956986	29.57%	8	1999*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.132387	11.064532	9.20%	0	2007
	10.000000	10.132387	1.32%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.379205	11.139136	7.32%	0	2007
	10.000000	10.379205	3.79%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	11.003808	11.291953	2.62%	0	2007
	10.000000	11.003808	10.04%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series)	11.611969	12.478455	7.46%	0	2007
	10.000000	11.611969	16.12%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.323790	9.126180	-11.60%	0	2007
	10.000000	10.323790	3.24%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.014106	11.526482	4.65%	0	2007
	10.000000	11.014106	10.14%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.396634	11.564367	1.47%	0	2007
	10.000000	11.396634	13.97%	0	2006*

SBL Fund - Series P (High Yield Series)	10.580725	10.659200	0.74%	0	2007
	10.000000	10.580725	5.81%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.808181	11.760475	8.81%	0	2007
	10.000000	10.808181	8.08%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.755372	10.812208	0.53%	0	2007
	10.000000	10.755372	7.55%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.351888	10.789150	4.22%	0	2007
	10.000000	10.351888	3.52%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.826374	10.024404	-7.41%	0	2007
	10.000000	10.826374	8.26%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.998145	11.183260	1.68%	0	2007
	10.000000	10.998145	9.98%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.998145	11.183260	1.68%	0	2007
	10.000000	10.998145	9.98%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.252226	10.647178	3.85%	0	2007
	10.000000	10.252226	2.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.409923	10.834137	4.08%	144	2007
	10.000000	10.409923	4.10%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.136832	32.737222	5.14%	36	2007
	28.469072	31.136832	9.37%	100	2006
	25.695091	28.469072	10.80%	101	2005
	18.742335	23.653460	26.20%	100	2004
	17.385852	18.742335	7.80%	15	2003
	16.000072	17.385852	8.66%	0	2002
	14.552579	16.000072	9.95%	0	2001
	11.396332	14.552579	27.70%	0	2000
	10.000000	11.396332	13.96%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	16.032327	18.131384	13.09%	0	2007
	12.980403	16.032327	23.51%	0	2006
	11.840306	12.980403	9.63%	0	2005
	8.125827	10.219258	25.76%	0	2004
	10.000000	8.125827	-18.74%	0	2003*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.582321	10.390005	21.06%	2,257	2007
	7.957070	8.582321	7.86%	2,121	2006
	6.856906	7.957070	16.04%	973	2005
	4.083152	5.713308	39.92%	669	2004
	6.009420	4.083152	-32.05%	858	2003
	8.614274	6.009420	-30.24%	305	2002
	10.000000	8.614274	-13.86%	92	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.523000	32.347488	-18.16%	564	2007
	29.006179	39.523000	36.26%	601	2006
	25.106035	29.006179	15.53%	460	2005
	13.740303	18.649157	35.73%	207	2004
	14.031746	13.740303	-2.08%	50	2003
	12.943746	14.031746	8.41%	0	2002
	12.453337	12.943746	3.94%	487	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.619525	30.710332	35.77%	145	2007
	16.423563	22.619525	37.73%	274	2006
	12.618420	16.423563	30.16%	273	2005
	10.000000	12.618420	26.18%	262	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.230067	58.713950	35.82%	201	2007
	31.398017	43.230067	37.68%	201	2006
	24.099223	31.398017	30.29%	201	2005
	12.744182	19.394982	52.19%	324	2004
	13.298062	12.744182	-4.17%	330	2003
	13.722894	13.298062	-3.10%	127	2002
	23.915562	13.722894	-42.62%	354	2001
	12.097773	23.915562	97.69%	0	2000
	10.000000	12.097773	20.98%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.949739	32.916636	43.43%	0	2007
	18.670053	22.949739	22.92%	0	2006
	12.475588	18.670053	49.65%	0	2005
	10.000000	12.475588	24.76%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	37.953355	54.446893	43.46%	0	2007
	30.886919	37.953355	22.88%	0	2006
	20.631596	30.886919	49.71%	0	2005
	11.774488	16.826365	42.91%	0	2004
	12.277582	11.774488	-4.10%	0	2003
	13.891206	12.277582	-11.62%	0	2002
	12.632809	13.891206	9.96%	0	2001
	10.577601	12.632809	19.43%	0	2000
	10.000000	10.577601	5.78%	0	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.509201	13.164641	5.24%	4,390	2007
	11.293557	12.509201	10.76%	4,489	2006
	10.605635	11.293557	6.49%	5,959	2005
	6.721420	9.089190	35.23%	5,129	2004
	9.305769	6.721420	-27.77%	5,433	2003
	9.791721	9.305769	-4.96%	3,192	2002
	10.000000	9.791721	-2.08%	1,823	2001*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.637467	10.636185	-0.01%	155	2007
	10.000000	10.637467	6.37%	46	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.875930	10.884889	10.22%	162	2007
	10.000000	9.875930	-1.24%	48	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.077945	10.989779	9.05%	10	2007
	10.000000	10.077945	0.78%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.674020	11.777393	10.34%	0	2007
	10.000000	10.674020	6.74%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.748349	11.878721	-6.82%	0	2007
	10.000000	12.748349	27.48%	0	2006

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.765492	21.235572	13.16%	0	2007
	14.833478	18.765492	26.51%	0	2006
	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.23%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.660629	15.437641	-1.42%	5,605	2007
	13.557656	15.660629	15.51%	6,629	2006
	13.134404	13.557656	3.22%	5,586	2005
	11.783152	13.134404	11.47%	6,286	2004
	9.233843	11.783152	27.61%	3,581	2003
	11.609139	9.233843	-20.46%	799	2002
	12.841696	11.609139	-9.60%	200	2001
	14.562313	12.841696	-11.82%	832	2000
	12.507622	14.562313	16.43%	287	1999
	10.000000	12.507622	25.08%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.858919	19.632988	16.45%	0	2007
	13.668353	16.858919	23.34%	0	2006
	12.233397	13.668353	11.73%	0	2005
	10.790402	12.233397	13.37%	0	2004
	8.784787	10.790402	22.83%	0	2003
	11.183425	8.784787	-21.45%	0	2002
	16.007673	11.183425	-30.14%	0	2001
	19.508116	16.007673	-17.94%	37	2000
	12.054452	19.508116	61.83%	0	1999
	10.000000	12.054452	20.54%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.432906	17.972343	16.45%	3,791	2007
	12.512208	15.432906	23.34%	3,978	2006
	11.213855	12.512208	11.58%	4,399	2005
	9.877676	11.213855	13.53%	3,004	2004
	8.041711	9.877676	22.83%	228	2003
	10.000000	8.041711	-19.58%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.053441	10.652040	-3.63%	2,286	2007
	10.000000	11.053441	10.53%	805	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.306094	12.302818	19.37%	6,526	2007
	10.800580	10.306094	-4.58%	6,606	2006
	10.715894	10.800580	0.79%	6,324	2005
	9.814730	10.715894	9.18%	3,072	2004
	7.965608	9.814730	23.21%	831	2003
	10.000000	7.965608	-20.34%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.457342	20.078494	-6.43%	17,280	2007
	18.330797	21.457342	17.06%	22,871	2006
	17.690426	18.330797	3.62%	11,196	2005
	15.684387	17.690426	12.79%	6,866	2004
	12.328634	15.684387	27.22%	4,225	2003
	14.302552	12.328634	-13.80%	2,497	2002
	12.851555	14.302552	11.29%	1,866	2001
	11.026014	12.851555	16.56%	1,803	2000
	11.272705	11.026014	-2.19%	0	1999
	10.000000	11.272705	12.73%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.540417	13.153977	37.88%	38,023	2007
	10.000000	9.540417	-4.60%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.723102	11.581808	8.01%	10,704	2007
	10.699603	10.723102	0.22%	9,677	2006
	10.678747	10.699603	0.20%	8,287	2005
	10.230418	10.678747	4.38%	4,994	2004
	10.000000	10.230418	2.30%	888	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.418414	15.554740	-5.26%	0	2007
	14.701252	16.418414	11.68%	0	2006
	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	0	2003
	11.650462	7.567283	-35.05%	0	2002
	16.550469	11.650462	-29.61%	0	2001
	20.695562	16.550469	-20.03%	0	2000
	12.830950	20.695562	61.29%	0	1999
	10.000000	12.830950	28.31%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.598312	17.940217	15.01%	0	2007
	13.325488	15.598312	17.06%	0	2006
	11.501532	13.325488	15.86%	0	2005
	10.160926	11.501532	13.19%	0	2004
	7.738943	10.160926	31.30%	0	2003
	9.794534	7.738943	-20.99%	0	2002
	12.775184	9.794534	-23.33%	0	2001
	17.474463	12.775184	-26.89%	0	2000
	11.544672	17.474463	51.36%	0	1999
	10.000000	11.544672	15.45%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.231294	17.301027	0.40%	0	2007
	14.634589	17.231294	17.74%	0	2006
	13.717212	14.634589	6.69%	0	2005
	12.488291	13.717212	9.84%	0	2004
	10.113964	12.488291	23.48%	0	2003
	13.331498	10.113964	-24.13%	0	2002
	13.388420	13.331498	-0.43%	0	2001
	12.460330	13.388420	7.45%	0	2000
	11.888597	12.460330	4.81%	0	1999
	10.000000	11.888597	18.89%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.842255	14.544896	-2.00%	46,135	2007
	13.149784	14.842255	12.87%	58,256	2006
	12.430106	13.149784	5.79%	50,429	2005
	10.337754	12.430106	20.24%	35,310	2004
	7.605654	10.337754	35.92%	10,171	2003
	10.000000	7.605654	-23.94%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.049299	11.747891	6.32%	963	2007
	10.256425	11.049299	7.73%	1,026	2006
	10.033608	10.256425	2.22%	1,487	2005
	9.576172	10.033608	4.78%	1,059	2004
	7.703845	9.576172	24.30%	531	2003
	10.990787	7.703845	-29.91%	210	2002
	14.391057	10.990787	-23.63%	204	2001
	16.395915	14.391057	-12.23%	528	2000
	12.776857	16.395915	28.33%	82	1999
	10.000000	12.776857	27.77%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.314078	14.861839	3.83%	512,295	2007
	12.562472	14.314078	13.94%	518,534	2006
	12.163248	12.562472	3.28%	421,048	2005
	11.143887	12.163248	9.15%	262,398	2004
	8.800186	11.143887	26.63%	108,695	2003
	11.490304	8.800186	-23.41%	4,299	2002
	13.264252	11.490304	-13.37%	4,163	2001
	14.820270	13.264252	-10.50%	5,986	2000
	12.456413	14.820270	18.98%	541	1999
	10.000000	12.456413	24.56%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.375687	15.192008	5.68%	6,117	2007
	12.510464	14.375687	14.91%	5,345	2006
	12.149293	12.510464	2.97%	4,160	2005
	11.723937	12.149293	3.63%	2,034	2004
	9.807948	11.723937	19.54%	1,312	2003
	11.937596	9.807948	-17.84%	1,076	2002
	13.344202	11.937596	-10.54%	212	2001
	13.614453	13.344202	-1.99%	608	2000
	12.382184	13.614453	9.95%	38	1999
	10.000000	12.382184	23.82%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.302011	10.011288	-2.82%	0	2007
	10.000000	10.302011	3.02%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.268123	13.792665	3.95%	3,649	2007
	12.912779	13.268123	2.75%	4,036	2006
	12.921360	12.912779	-0.07%	6,197	2005
	12.640599	12.921360	2.22%	2,836	2004
	12.244728	12.640599	3.23%	731	2003
	11.355438	12.244728	7.83%	138	2002
	10.657518	11.355438	6.55%	171	2001
	9.780523	10.657518	8.97%	0	2000
	10.000000	9.780523	-2.19%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.357800	23.597432	15.91%	123,819	2007
	18.492427	20.357800	10.09%	131,553	2006
	16.041996	18.492427	15.28%	73,251	2005
	14.098807	16.041996	13.78%	20,371	2004
	11.134608	14.098807	26.62%	8,233	2003
	12.461548	11.134608	-10.65%	3,437	2002
	14.415058	12.461548	-13.55%	2,564	2001
	15.663065	14.415058	-7.97%	2,155	2000
	12.789109	15.663065	22.47%	73	1999
	10.000000	12.789109	27.89%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.373560	13.466625	43.67%	36,825	2007
	10.000000	9.373560	-6.26%	585	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.679134	17.686387	0.04%	18,930	2007
	14.923707	17.679134	18.46%	18,929	2006
	14.303761	14.923707	4.33%	16,116	2005
	13.017728	14.303761	9.88%	10,470	2004
	10.133398	13.017728	28.46%	4,220	2003
	12.375831	10.133398	-18.12%	1,116	2002
	13.218906	12.375831	-6.38%	598	2001
	12.371310	13.218906	6.85%	555	2000
	11.802357	12.371310	4.82%	0	1999
	10.000000	11.802357	18.02%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.508981	11.262606	7.17%	0	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.528964	11.442011	8.67%	2,052	2007
	10.000000	10.528964	5.29%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.549111	11.572273	9.70%	6,227	2007
	10.000000	10.549111	5.49%	14,601	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.122583	12.286083	21.37%	1,193	2007
	9.744182	10.122583	3.88%	1,130	2006
	9.073103	9.744182	7.40%	1,060	2005
	8.590785	9.073103	5.61%	1,269	2004
	6.716136	8.590785	27.91%	1,192	2003
	8.719070	6.716136	-22.97%	1,080	2002
	10.330777	8.719070	-15.60%	245	2001
	12.643267	10.330777	-18.29%	142	2000
	12.301762	12.643267	2.78%	40	1999
	10.000000	12.301762	23.02%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.553328	15.710359	25.15%	16,082	2007
	11.922071	12.553328	5.29%	16,472	2006
	11.435966	11.922071	4.25%	17,615	2005
	11.226098	11.435966	1.87%	140,001	2004
	8.570136	11.226098	30.99%	3,771	2003
	12.446254	8.570136	-31.14%	1,920	2002
	15.336364	12.446254	-18.84%	772	2001
	17.479679	15.336364	-12.26%	1,385	2000
	12.906358	17.479679	35.43%	23	1999
	10.000000	12.906358	29.06%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.419344	11.563598	1.26%	13,757	2007
	10.411407	11.419344	9.68%	24,706	2006
	10.293759	10.411407	1.14%	18,332	2005
	9.532130	10.293759	7.99%	10,370	2004
	7.610038	9.532130	25.26%	3,458	2003
	7.444808	7.610038	2.22%	140	2002
	8.566348	7.444808	-13.09%	126	2001
	11.220168	8.566348	-23.65%	53	2000
	10.523939	11.220168	6.62%	0	1999
	10.000000	10.523939	5.24%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.796088	-2.04%	2,806	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.797409	11.099433	2.80%	18,385	2007
	10.493546	10.797409	2.90%	17,607	2006
	10.419995	10.493546	0.71%	11,913	2005
	10.125285	10.419995	2.91%	8,034	2004
	10.000000	10.125285	1.25%	326	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.853242	11.224769	13.92%	8,528	2007
	10.000000	9.853242	-1.47%	3,805	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.997284	20.807759	15.62%	615	2007
	15.467025	17.997284	16.36%	615	2006
	13.177961	15.467025	17.37%	615	2005
	11.770648	13.177961	11.96%	615	2004
	8.331809	11.770648	41.27%	615	2003
	10.602942	8.331809	-21.42%	632	2002
	13.653448	10.602942	-22.34%	81	2001
	17.117558	13.653448	-20.24%	35	2000
	12.179658	17.117558	40.54%	0	1999
	10.000000	12.179658	21.80%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.691229	19.300799	15.63%	15,639	2007
	14.344227	16.691229	16.36%	14,547	2006
	12.226160	14.344227	17.32%	12,826	2005
	10.919656	12.226160	11.96%	10,004	2004
	7.726686	10.919656	41.32%	5,056	2003
	10.000000	7.726868	-22.73%	206	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.106887	15.736301	4.17%	9,634	2007
	13.178479	15.106887	14.63%	8,944	2006
	13.025568	13.178479	1.17%	4,925	2005
	11.583541	13.025568	12.45%	3,581	2004
	7.441418	11.583541	55.66%	916	2003
	10.000000	7.441418	-25.59%	59	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.115728	11.376790	2.35%	1,733	2007
	10.000000	11.115728	11.16%	1,718	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.153798	9.777596	-3.71%	2,992	2007
	10.000000	10.153798	1.54%	659	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.666212	13.540865	26.95%	1,280	2007
	10.000000	10.666212	6.66%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.771497	18.013780	14.22%	0	2007
	13.136416	15.771497	20.06%	0	2006
	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.854263	12.360786	13.88%	5,238	2007
	10.000000	10.854263	8.54%	2,382	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.446327	11.441428	9.53%	675	2007
	10.000000	10.446327	4.46%	601	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.134939	14.285188	1.06%	13,899	2007
	12.262752	14.134939	15.27%	20,484	2006
	11.381571	12.262752	7.74%	22,811	2005
	10.000000	11.381571	13.82%	4,296	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.582315	11.567341	34.78%	20,162	2007
	7.972641	8.582315	7.65%	19,045	2006
	7.179879	7.972641	11.04%	17,360	2005
	6.169559	7.179879	16.38%	17,198	2004
	5.201491	6.169559	18.61%	12,979	2003
	6.271720	5.201491	-17.06%	4,701	2002
	8.133724	6.271720	-22.89%	2,984	2001
	10.000000	8.133724	-18.66%	2,066	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.930244	4.718130	20.05%	1,657	2007
	3.694652	3.930244	6.38%	1,657	2006
	3.357287	3.694652	10.05%	1,657	2005
	3.384068	3.357287	-0.79%	3,989	2004
	2.341922	3.384068	44.50%	3,989	2003
	4.019173	2.341922	-41.73%	4,009	2002
	6.500322	4.019173	-38.17%	2,453	2001
	10.000000	6.500322	-35.00%	2,117	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.973242	14.380107	20.10%	1,865	2007
	11.243886	11.973242	6.49%	1,724	2006
	10.237685	11.243886	9.83%	1,463	2005
	10.291804	10.237685	-0.53%	2,638	2004
	7.090507	10.291804	45.15%	518	2003
	10.000000	7.090507	-29.09%	245	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.891831	17.684379	4.69%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.255546	13.224007	44.66%	6	2007
	9.141690	13.255546	45.00%	6	2006
	7.023167	9.141690	30.16%	6	2005
	5.998356	7.023167	17.08%	2,429	2004
	4.519598	5.998356	32.72%	2,429	2003
	6.171086	4.519598	-26.76%	2,429	2002
	8.170438	6.171086	-24.47%	2,541	2001
	10.000000	8.170438	-18.30%	2,121	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.733929	22.670200	44.72%	8,549	2007
	15.664654	22.733929	45.13%	8,549	2006
	12.027429	15.664654	30.24%	1,051	2005
	10.270328	12.027429	17.11%	882	2004
	7.737652	10.270328	32.73%	342	2003
	10.000000	7.737652	-22.62%	198	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.237167	10.580072	3.35%	8,892	2007
	9.958429	10.237167	2.80%	10,068	2006
	9.950715	9.958429	0.08%	2,929	2005
	10.008909	9.950715	-0.58%	1,979	2004
	10.000000	10.008909	0.09%	1,846	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.060891	11.739304	6.13%	1,247	2007
	10.000000	11.060891	10.61%	1,469	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.242427	19.324265	5.93%	5,839	2007
	16.309630	18.242427	11.85%	6,247	2006
	15.252306	16.309630	6.93%	1,511	2005
	13.349774	15.252306	14.25%	56	2004
	10.270302	13.349774	29.98%	118	2003
	14.154744	10.270302	-27.44%	10	2002
	14.569299	14.154744	-2.85%	0	2001
	14.602403	14.569299	-0.23%	398	2000
	12.878920	14.602403	13.38%	0	1999
	10.000000	12.878920	28.79%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.264783	10.354992	3.55%	6,686	2007
	10.000000	10.264783	2.65%	6,686	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.595401	22.475441	20.87%	3,567	2007
	16.434293	18.595401	13.15%	2,701	2006
	14.645926	16.434293	12.21%	2,619	2005
	12.764663	14.645926	14.74%	2,387	2004
	10.103131	12.764663	26.34%	1,578	2003
	14.494171	10.103131	-30.30%	59	2002
	19.499868	14.494171	-25.67%	20	2001
	21.358908	19.499868	-8.70%	18	2000
	14.069118	21.358908	51.81%	0	1999
	10.000000	14.069118	40.69%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.041966	19.458563	7.85%	8,249	2007
	16.293679	18.041966	10.73%	10,009	2006
	13.991128	16.293679	16.46%	6,240	2005
	11.920565	13.991128	17.37%	774	2004
	8.944911	11.920565	33.27%	629	2003
	11.953368	8.944911	-25.17%	561	2002
	12.470576	11.953368	-4.15%	0	2001
	12.552194	12.470576	-0.65%	0	2000
	11.850559	12.552194	5.92%	0	1999
	10.000000	11.850559	18.51%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.340303	14.161115	6.15%	8,905	2007
	11.892729	13.340303	12.17%	5,294	2006
	11.281422	11.892729	5.42%	90	2005
	10.000000	11.281422	12.81%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.176616	10.345000	1.65%	2,796	2007
	10.000000	10.176616	1.77%	1,908	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.462278	10.954073	4.70%	10,954	2007
	10.000000	10.462278	4.62%	10,423	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.444352	10.609831	1.58%	2,434	2007
	10.000000	10.444352	4.44%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.744833	12.121527	12.81%	3,711	2007
	10.000000	10.744833	7.45%	2,456	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.271422	11.337557	10.38%	11,138	2007
	10.000000	10.271422	2.71%	7,721	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.802828	-1.97%	517	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.387216	14.636808	1.73%	5,317	2007
	13.185444	14.387216	9.11%	8,065	2006
	13.054643	13.185444	1.00%	9,716	2005
	12.019681	13.054643	8.61%	9,348	2004
	9.964745	12.019681	20.62%	2,671	2003
	9.785504	9.964745	1.83%	17	2002
	9.518824	9.785504	2.80%	0	2001
	10.519004	9.518824	-9.51%	0	2000
	10.333294	10.519004	1.80%	0	1999
	10.000000	10.333294	3.33%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.397886	11.599384	1.77%	10,539	2007
	10.446260	11.397886	9.11%	8,078	2006
	10.000000	10.446260	4.46%	4,766	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.278840	33.429532	43.60%	0	2007
	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	0	2003
	8.121795	6.791842	-16.38%	0	2002
	8.683765	8.121795	-6.47%	0	2001
	10.000000	8.683765	-13.16%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.703155	36.903183	43.57%	14,131	2007
	19.066801	25.703155	34.81%	6,604	2006
	14.569246	19.066801	30.87%	3,451	2005
	12.229998	14.569246	19.13%	1,915	2004
	7.503370	12.229998	62.99%	461	2003
	10.000000	7.503370	-24.97%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.748949	21.078369	18.76%	0	2007
	13.075619	17.748949	35.74%	10	2006
	12.447637	13.075619	5.04%	195	2005
	9.710005	12.447637	28.19%	159	2004
	7.926832	9.710005	22.50%	3	2003
	10.000000	7.926832	-20.73%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.338107	15.474531	25.42%	0	2007
	9.405787	12.338107	31.18%	0	2006
	7.322103	9.405787	28.46%	0	2005
	6.499712	7.322103	12.65%	0	2004
	4.858005	6.499712	33.79%	0	2003
	6.488671	4.858005	-25.13%	0	2002
	9.219512	6.488671	-29.62%	0	2001
	10.000000	9.219512	-7.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.697626	24.705460	25.42%	6,132	2007
	15.017832	19.697626	31.16%	6,623	2006
	11.694054	15.017832	28.42%	1,968	2005
	10.366220	11.694054	12.81%	270	2004
	7.764530	10.366220	33.51%	0	2003
	10.000000	7.764530	-22.35%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.897939	19.985594	18.27%	685	2007
	13.606861	16.897939	24.19%	685	2006
	11.557498	13.606861	17.73%	685	2005
	10.128863	11.557498	14.10%	685	2004
	7.546232	10.128863	34.22%	685	2003
	10.252768	7.546232	-26.40%	661	2002
	12.802092	10.252768	-19.91%	0	2001
	14.799960	12.802092	-13.50%	0	2000
	12.204564	14.799960	21.27%	0	1999
	10.000000	12.204564	22.05%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.613305	26.754702	18.31%	384	2007
	18.219188	22.613305	24.12%	756	2006
	15.475126	18.219188	17.73%	447	2005
	13.562236	15.475126	14.10%	335	2004
	10.000000	13.562236	35.62%	138	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.016910	12.402084	3.21%	6,016	2007
	10.851685	12.016910	10.74%	5,810	2006
	10.727032	10.851685	1.16%	5,154	2005
	10.022752	10.727032	7.03%	3,192	2004
	8.579903	10.022752	16.82%	2,085	2003
	9.918634	8.579903	-13.50%	488	2002
	10.438746	9.918634	-4.98%	598	2001
	10.618109	10.438746	-1.69%	580	2000
	10.670741	10.618109	-0.49%	305	1999
	10.000000	10.670741	6.71%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.124404	18.653208	-2.46%	0	2007
	16.109285	19.124404	18.72%	67	2006
	14.688267	16.109285	9.67%	188	2005
	12.292215	14.688267	19.49%	217	2004
	8.808359	12.292215	39.55%	2	2003
	10.000000	8.808359	-11.92%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.987757	13.728590	5.70%	38,702	2007
	12.739345	12.987757	1.95%	33,059	2006
	12.505084	12.739345	1.87%	24,749	2005
	12.275758	12.505084	1.87%	10,149	2004
	12.199721	12.275758	0.62%	2,937	2003
	11.142753	12.199721	9.49%	507	2002
	10.531983	11.142753	5.80%	484	2001
	9.485894	10.531983	11.03%	0	2000
	9.846859	9.485894	-3.67%	0	1999
	10.000000	9.846859	-1.53%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.103661	8.376797	17.92%	812	2007
	6.782293	7.103661	4.74%	1,012	2006
	6.455208	6.782293	5.07%	939	2005
	6.050040	6.455208	6.70%	685	2004
	4.620133	6.050040	30.95%	599	2003
	6.570618	4.620133	-29.68%	130	2002
	9.269045	6.570618	-29.11%	75	2001
	12.788549	9.269045	-27.52%	880	2000
	12.431774	12.788549	2.87%	70	1999
	10.000000	12.431774	24.32%	0	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.120637	14.654536	11.69%	9,337	2007
	12.949779	13.120637	1.32%	6,674	2006
	12.106650	12.949779	6.96%	4,811	2005
	11.379720	12.106650	6.39%	2,462	2004
	8.433972	11.379720	34.93%	142	2003
	10.000000	8.433972	-15.66%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.864484	11.723228	7.90%	47	2007
	10.000000	10.864484	8.64%	47	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.641531	12.101477	3.95%	4,318	2007
	11.115251	11.641531	4.73%	2,566	2006
	10.906285	11.115251	1.92%	4,478	2005
	10.564049	10.906285	3.24%	4,136	2004
	9.923961	10.564049	6.45%	2,518	2003
	10.000000	9.923961	-0.76%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.447195	12.997689	4.42%	31,734	2007
	11.636906	12.447195	6.96%	22,908	2006
	11.289284	11.636906	3.08%	11,029	2005
	10.679239	11.289284	5.71%	307	2004
	9.521061	10.679239	12.16%	0	2003
	10.000000	9.521061	-4.79%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.186120	13.743287	4.23%	62,597	2007
	12.003325	13.186120	9.85%	70,077	2006
	11.549873	12.003325	3.93%	52,711	2005
	10.688646	11.549873	8.06%	15,298	2004
	9.025163	10.688646	18.43%	5,007	2003
	10.000000	9.025163	-9.75%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.145692	14.811897	4.71%	81,376	2007
	12.518467	14.145692	13.00%	81,391	2006
	11.851157	12.518467	5.63%	60,564	2005
	10.717277	11.851157	10.58%	16,745	2004
	8.578257	10.717277	24.94%	1,138	2003
	10.000000	8.578257	-14.22%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.778924	15.446943	4.52%	70,582	2007
	12.818377	14.778924	15.29%	54,073	2006
	12.038453	12.818377	6.48%	22,509	2005
	10.702064	12.038453	12.49%	9,661	2004
	8.226725	10.702064	30.09%	3,585	2003
	10.000000	8.226725	-17.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.193402	16.338247	7.54%	6,851	2007
	14.012437	15.193402	8.43%	5,419	2006
	12.942757	14.012437	8.26%	2,397	2005
	11.375146	12.942757	13.78%	1,130	2004
	8.228218	11.375146	38.25%	772	2003
	13.242999	8.228218	-37.87%	338	2002
	19.264494	13.242999	-31.26%	57	2001
	23.075929	19.264494	-16.52%	0	2000
	12.660760	23.075929	82.26%	0	1999
	10.000000	12.660760	26.61%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.556798	26.054702	6.10%	34,496	2007
	22.651820	24.556798	8.41%	39,273	2006
	20.482702	22.651820	10.59%	26,352	2005
	17.940543	20.482702	14.17%	13,148	2004
	13.505833	17.940543	32.84%	4,655	2003
	16.164624	13.505833	-16.45%	209	2002
	16.603938	16.164624	-2.65%	144	2001
	14.608445	16.603938	13.66%	12	2000
	12.246138	14.608445	19.29%	0	1999
	10.000000	12.246138	22.46%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.485385	11.872477	3.37%	34,099	2007
	11.137564	11.485385	3.12%	25,346	2006
	10.996174	11.137564	1.29%	29,440	2005
	11.056941	10.996174	-0.55%	19,763	2004
	11.138565	11.056941	-0.73%	573	2003
	11.155845	11.138565	-0.15%	497	2002
	10.916008	11.155845	2.20%	304	2001
	10.435669	10.916008	4.60%	167	2000
	10.089342	10.435669	3.43%	4,169	1999
	10.000000	10.089342	0.89%	4,169	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.894163	22.230070	1.53%	8,515	2007
	18.080291	21.894163	21.09%	10,181	2006
	16.355551	18.080291	10.55%	6,427	2005
	13.786097	16.355551	18.64%	2,461	2004
	10.000000	13.786097	37.86%	2	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.649135	16.941859	8.26%	3,372	2007
	15.369821	15.649135	1.82%	4,131	2006
	14.413376	15.369821	6.64%	3,572	2005
	12.882319	14.413376	11.88%	2,256	2004
	9.725788	12.882319	32.46%	752	2003
	14.778663	9.725788	-34.19%	525	2002
	16.803658	14.778663	-12.05%	11	2001
	20.318124	16.803658	-17.30%	0	2000
	10.000000	20.318124	103.18%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	34.336874	31.535594	-8.16%	6,973	2007
	29.673774	34.336874	15.71%	7,164	2006
	29.181930	29.673774	1.69%	4,532	2005
	25.218705	29.181930	15.72%	2,850	2004
	16.297452	25.218705	54.74%	750	2003
	22.681958	16.297452	-28.15%	26	2002
	17.925387	22.681958	26.54%	7	2001
	16.339365	17.925387	9.71%	3	2000
	12.956203	16.339365	26.11%	0	1999
	10.000000	12.956203	29.56%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.765664	27.972742	0.75%	7,017	2007
	25.120487	27.765664	10.53%	7,896	2006
	22.670814	25.120487	10.81%	5,565	2005
	19.308104	22.670814	17.42%	2,265	2004
	13.879545	19.308104	39.11%	85	2003
	17.018889	13.879545	-18.45%	44	2002
	18.493168	17.018889	-7.97%	13	2001
	17.213333	18.493168	7.44%	127	2000
	12.115436	17.213333	42.08%	31	1999
	10.000000	12.115436	21.15%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.013068	14.953776	6.71%	14,238	2007
	12.500702	14.013068	12.10%	13,266	2006
	11.793631	12.500702	6.00%	10,060	2005
	10.892809	11.793631	8.27%	6,551	2004
	8.659317	10.892809	25.79%	1,439	2003
	10.621089	8.659317	-18.47%	1,340	2002
	12.210612	10.621089	-13.02%	883	2001
	12.644908	12.210612	-3.43%	1,081	2000
	11.985762	12.644908	5.50%	377	1999
	10.000000	11.985762	19.86%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.508469	18.166523	10.04%	111	2007
	14.410316	16.508469	14.56%	91	2006
	13.242898	14.410316	8.82%	723	2005
	11.302428	13.242898	17.17%	49	2004
	9.122198	11.302428	23.90%	0	2003
	10.000000	9.122198	-8.78%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.244266	3.843284	18.46%	1,938	2007
	2.958151	3.244266	9.67%	1,938	2006
	3.014096	2.958151	-1.86%	1,938	2005
	2.929016	3.014096	2.90%	1,938	2004
	1.912655	2.929016	53.14%	1,938	2003
	3.388600	1.912655	-43.56%	1,938	2002
	5.997839	3.388600	-43.50%	0	2001
	10.000000	5.997839	-40.02%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.068039	14.307230	18.55%	2,488	2007
	11.012312	12.068039	9.59%	2,306	2006
	11.220122	11.012312	-1.85%	1,920	2005
	10.907006	11.220122	2.87%	815	2004
	7.124249	10.907006	53.10%	337	2003
	10.000000	7.124249	-28.76%	139	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.565472	16.383095	20.77%	2,156	2007
	13.790289	13.565472	-1.63%	2,256	2006
	12.481854	13.790289	10.48%	1,153	2005
	11.252208	12.481854	10.93%	189	2004
	7.484456	11.252208	50.34%	7	2003
	10.000000	7.484456	-25.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.800459	13.311361	-3.54%	34,682	2007
	12.069113	13.800459	14.35%	34,466	2006
	11.735400	12.069113	2.84%	27,154	2005
	10.124293	11.735400	15.91%	16,607	2004
	7.808298	10.124293	29.66%	5,085	2003
	10.573946	7.808298	-26.16%	621	2002
	12.202501	10.573946	-13.35%	0	2001
	13.838584	12.202501	-11.82%	0	2000
	11.838823	13.838584	16.89%	0	1999
	10.000000	11.838823	18.39%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.085245	14.536664	3.20%	9,346	2007
	13.618583	14.085245	3.43%	9,986	2006
	13.509902	13.618583	0.80%	11,943	2005
	12.854836	13.509902	5.10%	3,412	2004
	11.622486	12.854836	10.60%	149	2003
	10.989466	11.622486	5.76%	36	2002
	10.692772	10.989466	2.77%	0	2001
	10.258279	10.692772	4.24%	0	2000
	10.239367	10.258279	0.18%	0	1999
	10.000000	10.239367	2.39%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	17.046145	19.193963	12.60%	11,597	2007
	16.006534	17.046145	6.49%	13,392	2006
	15.437819	16.006534	3.68%	13,064	2005
	14.633993	15.437819	5.49%	8,586	2004
	11.328575	14.633993	29.18%	3,591	2003
	15.700970	11.328575	-27.85%	770	2002
	18.207193	15.700970	-13.77%	426	2001
	18.497677	18.207193	-1.57%	673	2000
	13.236669	18.497677	39.75%	0	1999
	10.000000	13.236669	32.37%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.767875	14.439213	4.88%	2,147	2007
	11.857869	13.767875	16.11%	2,203	2006
	10.515171	11.857869	12.77%	2,262	2005
	8.944883	10.515171	17.56%	2,333	2004
	6.339745	8.944883	41.09%	2,346	2003
	8.253527	6.339745	-23.19%	2,096	2002
	9.512275	8.253527	-13.23%	571	2001
	10.000000	9.512275	-4.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.904136	22.976209	4.89%	19,413	2007
	18.865932	21.904136	16.10%	17,044	2006
	16.725308	18.865932	12.80%	10,594	2005
	14.223775	16.725308	17.59%	4,509	2004
	10.000000	14.223775	42.24%	1,069	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.573619	-4.26%	5	2007*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.150935	15.606456	3.01%	66,803	2007
	13.351587	15.150935	13.48%	66,549	2006
	12.770576	13.351587	4.55%	47,268	2005
	11.826595	12.770576	7.98%	30,131	2004
	9.460540	11.826595	25.01%	18,439	2003
	11.810153	9.460540	-19.89%	5,458	2002
	13.326790	11.810153	-11.38%	4,613	2001
	14.807604	13.326790	-10.00%	4,179	2000
	12.332876	14.807604	20.07%	0	1999
	10.000000	12.332876	23.33%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.004288	9.749103	-2.55%	4,280	2007
	10.000000	10.004288	0.04%	1,891	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.640228	17.453795	4.89%	15,366	2007
	16.383114	16.640228	1.57%	17,934	2006
	14.784164	16.383114	10.82%	17,167	2005
	12.511950	14.784164	18.16%	11,364	2004
	10.098682	12.511950	23.90%	3,256	2003
	14.177025	10.098682	-28.77%	919	2002
	20.910873	14.177025	-32.20%	274	2001
	23.879534	20.910873	-12.43%	58	2000
	13.183516	23.879534	81.13%	0	1999
	10.000000	13.183516	31.84%	0	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.129406	11.055641	9.14%	0	2007
	10.000000	10.129406	1.29%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.376152	11.130186	7.27%	0	2007
	10.000000	10.376152	3.76%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	11.000705	11.283020	2.57%	0	2007
	10.000000	11.000705	10.01%	0	2006*

SBL Fund - Series D (Global Series)	11.608696	12.468578	7.41%	0	2007
	10.000000	11.608696	16.09%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.320878	9.118956	-11.65%	0	2007
	10.000000	10.320878	3.21%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.010997	11.517362	4.60%	0	2007
	10.000000	11.010997	10.11%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.393429	11.555230	1.42%	0	2007
	10.000000	11.393429	13.93%	0	2006*

SBL Fund - Series P (High Yield Series)	10.577747	10.650762	0.69%	0	2007
	10.000000	10.577747	5.78%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.805147	11.751183	8.76%	0	2007
	10.000000	10.805147	8.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series)	10.752333	10.803640	0.48%	0	2007
	10.000000	10.752333	7.52%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.348974	10.780612	4.17%	0	2007
	10.000000	10.348974	3.49%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.823320	10.016465	-7.45%	0	2007
	10.000000	10.823320	8.23%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.994446	11.173803	1.63%	456	2007
	10.000000	10.994446	9.94%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.994446	11.173803	1.63%	456	2007
	10.000000	10.994446	9.94%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.248738	10.638134	3.80%	786	2007
	10.000000	10.248738	2.49%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.406425	10.824988	4.02%	4,097	2007
	10.000000	10.406425	4.06%	3,314	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.989172	32.565389	5.09%	147	2007
	28.348378	30.989172	9.32%	2,157	2006
	25.599081	28.348378	10.74%	2,228	2005
	23.577028	25.599081	8.58%	2,230	2004
	18.691227	23.577028	26.14%	596	2003
	17.347230	18.691227	7.75%	53	2002
	15.972670	17.347230	8.61%	0	2001
	14.534982	15.972670	9.89%	0	2000
	11.388309	14.534982	27.63%	0	1999
	10.000000	11.388309	13.88%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.994480	18.079359	13.03%	0	2007
	12.956307	15.994480	23.45%	0	2006
	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.553348	10.349659	21.00%	2,075	2007
	7.934214	8.553348	7.80%	1,953	2006
	6.840662	7.934214	15.99%	1,815	2005
	5.702665	6.840662	19.96%	1,661	2004
	4.077618	5.702665	39.85%	1,487	2003
	6.004330	4.077618	-32.09%	1,256	2002
	8.611387	6.004330	-30.27%	40	2001
	10.000000	8.611387	-13.89%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	38.145000	31.203748	-18.20%	17,950	2007
	28.008985	38.145000	36.19%	25,113	2006
	24.255162	28.008985	15.48%	23,303	2005
	18.026245	24.255162	34.55%	12,337	2004
	13.288079	18.026245	35.66%	1,139	2003
	13.576808	13.288079	-2.13%	572	2002
	12.530461	13.576808	8.35%	0	2001
	12.057366	12.530461	3.92%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.589129	30.653451	35.70%	0	2007
	16.409772	22.589129	37.66%	0	2006
	12.614189	16.409772	30.09%	0	2005
	10.000000	12.614189	26.14%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.936453	61.000464	35.75%	0	2007
	32.653846	44.936453	37.61%	0	2006
	25.075792	32.653846	30.22%	0	2005
	20.191153	25.075792	24.19%	0	2004
	13.274041	20.191153	52.11%	14	2003
	13.857976	13.274041	-4.21%	11	2002
	14.308006	13.857976	-3.15%	0	2001
	24.947866	14.308006	-42.65%	0	2000
	12.626347	24.947866	97.59%	0	1999
	10.000000	12.626347	26.26%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.918869	32.855614	43.36%	24	2007
	18.654364	22.918869	22.86%	19	2006
	12.471404	18.654364	49.58%	13	2005
	10.000000	12.471404	24.71%	6	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	35.422343	50.790086	43.38%	22	2007
	28.841712	35.422343	22.82%	22	2006
	19.275174	28.841712	49.63%	22	2005
	15.728084	19.275174	22.55%	22	2004
	11.011517	15.728084	42.83%	20	2003
	11.487829	11.011517	-4.15%	10	2002
	13.004291	11.487829	-11.66%	0	2001
	11.832203	13.004291	9.91%	0	2000
	9.912267	11.832203	19.37%	0	1999
	10.000000	9.912267	-0.88%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.467052	13.113600	5.19%	13,573	2007
	11.261190	12.467052	10.71%	15,935	2006
	10.580589	11.261190	6.43%	14,125	2005
	9.072318	10.580589	16.62%	10,213	2004
	6.712333	9.072318	35.16%	2,782	2003
	9.297902	6.712333	-27.81%	1,303	2002
	9.788444	9.297902	-5.01%	1,094	2001
	10.000000	9.788444	-2.12%	477	2000*

cfi2of2.htm

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.633901	10.627206	-0.06%	0	2007
	10.000000	10.633901	6.34%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.872617	10.875701	10.16%	0	2007
	10.000000	9.872617	-1.27%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.074567	10.980495	8.99%	0	2007
	10.000000	10.074567	0.75%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.671018	11.768074	10.28%	0	2007
	10.000000	10.671018	6.71%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.744751	11.869320	-6.87%	0	2007
	10.000000	12.744751	27.45%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.721215	21.174672	13.11%	0	2007
	14.805963	18.721215	26.44%	0	2006
	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.595327	15.365439	-1.47%	0	2007
	13.507947	15.595327	15.45%	0	2006
	13.092858	13.507947	3.17%	0	2005
	11.751833	13.092858	11.41%	0	2004
	9.213961	11.751833	27.54%	0	2003
	11.590032	9.213961	-20.50%	0	2002
	12.827110	11.590032	-9.64%	0	2001
	14.553111	12.827110	-11.86%	0	2000
	12.506047	14.553111	16.37%	0	1999
	10.000000	12.506047	25.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.788644	19.541206	16.40%	0	2007
	13.618248	16.788644	23.28%	0	2006
	12.194706	13.618248	11.67%	0	2005
	10.761728	12.194706	13.32%	0	2004
	8.765875	10.761728	22.77%	0	2003
	11.165028	8.765875	-21.49%	0	2002
	15.989500	11.165028	-30.17%	0	2001
	19.495801	15.989500	-17.98%	0	2000
	12.052929	19.495801	61.75%	0	1999
	10.000000	12.052929	20.53%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.396464	17.920775	16.40%	824	2007
	12.488975	15.396464	23.28%	615	2006
	11.198692	12.488975	11.52%	346	2005
	9.869319	11.198692	13.47%	157	2004
	8.038975	9.869319	22.77%	0	2003
	10.000000	8.038975	-19.61%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.049729	10.643035	-3.68%	4	2007
	10.000000	11.049729	10.50%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.281760	12.267506	19.31%	0	2007
	10.780529	10.281760	-4.63%	0	2006
	10.701406	10.780529	0.74%	0	2005
	9.806428	10.701406	9.13%	0	2004
	7.962903	9.806428	23.15%	0	2003
	10.000000	7.962903	-20.37%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.367955	19.984662	-6.47%	0	2007
	18.263666	21.367955	17.00%	0	2006
	17.634549	18.263666	3.57%	0	2005
	15.642757	17.634549	12.73%	0	2004
	12.302130	15.642757	27.15%	0	2003
	14.279045	12.302130	-13.84%	0	2002
	12.836968	14.279045	11.23%	0	2001
	11.019041	12.836968	16.50%	0	2000
	11.271284	11.019041	-2.24%	0	1999
	10.000000	11.271284	12.71%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.537208	13.142852	37.81%	0	2007
	10.000000	9.537208	-4.63%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.703194	11.554412	7.95%	0	2007
	10.685142	10.703194	0.17%	0	2006
	10.669705	10.685142	0.14%	0	2005
	10.226939	10.669705	4.33%	0	2004
	10.000000	10.226939	2.27%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.349896	15.481934	-5.31%	0	2007
	14.647317	16.349896	11.62%	0	2006
	12.789837	14.647317	14.52%	0	2005
	10.993691	12.789837	16.34%	0	2004
	7.550966	10.993691	45.59%	0	2003
	11.631260	7.550966	-35.08%	0	2002
	16.531655	11.631260	-29.64%	0	2001
	20.682481	16.531655	-20.07%	0	2000
	12.829333	20.682481	61.21%	0	1999
	10.000000	12.829333	28.29%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.533225	17.856251	14.96%	0	2007
	13.276592	15.533225	17.00%	0	2006
	11.465130	13.276592	15.80%	0	2005
	10.133890	11.465130	13.14%	0	2004
	7.722272	10.133890	31.23%	0	2003
	9.778400	7.722272	-21.03%	0	2002
	12.760667	9.778400	-23.37%	0	2001
	17.463426	12.760667	-26.93%	0	2000
	11.543216	17.463426	51.29%	0	1999
	10.000000	11.543216	15.43%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.159437	17.220089	0.35%	0	2007
	14.580933	17.159437	17.68%	0	2006
	13.673823	14.580933	6.63%	0	2005
	12.455106	13.673823	9.78%	0	2004
	10.092195	12.455106	23.41%	0	2003
	13.309568	10.092195	-24.17%	0	2002
	13.373210	13.309568	-0.48%	0	2001
	12.452445	13.373210	7.39%	0	2000
	11.887094	12.452445	4.76%	0	1999
	10.000000	11.887094	18.87%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.807242	14.503198	-2.05%	0	2007
	13.125399	14.807242	12.81%	0	2006
	12.413331	13.125399	5.74%	0	2005
	10.329023	12.413331	20.18%	0	2004
	7.603070	10.329023	35.85%	0	2003
	10.000000	7.603070	-23.97%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	11.003223	11.692955	6.27%	1	2007
	10.218827	11.003223	7.68%	1	2006
	10.001884	10.218827	2.17%	1	2005
	9.550729	10.001884	4.72%	1	2004
	7.687264	9.550729	24.24%	1	2003
	10.972704	7.687264	-29.94%	1	2002
	14.374715	10.972704	-23.67%	1	2001
	16.385550	14.374715	-12.27%	12	2000
	12.775247	16.385550	28.26%	0	1999
	10.000000	12.775247	27.75%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.254382	14.792314	3.77%	1,245	2007
	12.516404	14.254382	13.89%	894	2006
	12.124769	12.516404	3.23%	474	2005
	11.114277	12.124769	9.09%	207	2004
	8.781243	11.114277	26.57%	1	2003
	11.471393	8.781243	-23.45%	1	2002
	13.249172	11.471393	-13.42%	1	2001
	14.810885	13.249172	-10.54%	27	2000
	12.454838	14.810885	18.92%	0	1999
	10.000000	12.454838	24.55%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.315710	15.120919	5.62%	0	2007
	12.464569	14.315710	14.85%	0	2006
	12.110835	12.464569	2.92%	0	2005
	11.692755	12.110835	3.58%	0	2004
	9.786828	11.692755	19.47%	0	2003
	11.917939	9.786828	-17.88%	0	2002
	13.329025	11.917939	-10.59%	0	2001
	13.605834	13.329025	-2.03%	0	2000
	12.380620	13.605834	9.90%	0	1999
	10.000000	12.380620	23.81%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.298546	10.002815	-2.87%	0	2007
	10.000000	10.298546	2.99%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.216733	13.732251	3.90%	204	2007
	12.869267	13.216733	2.70%	0	2006
	12.884321	12.869267	-0.12%	0	2005
	12.610763	12.884321	2.17%	0	2004
	12.222015	12.610763	3.18%	0	2003
	11.340121	12.222015	7.78%	0	2002
	10.648571	11.340121	6.49%	0	2001
	9.777237	10.648571	8.91%	0	2000
	10.000000	9.777237	-2.23%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.272919	23.487077	15.85%	726	2007
	18.424638	20.272919	10.03%	598	2006
	15.991270	18.424638	15.22%	488	2005
	11.061341	15.991270	13.73%	464	2004
	11.110642	11.061341	26.56%	464	2003
	12.441038	11.110642	-10.69%	465	2002
	14.398684	12.441038	-13.60%	0	2001
	15.653161	14.398684	-8.01%	0	2000
	12.787496	15.653161	22.41%	0	1999
	10.000000	12.787496	27.87%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.370407	13.455244	43.59%	0	2007
	10.000000	9.370407	-6.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.605402	17.603654	-0.01%	1	2007
	14.868984	17.605402	18.40%	1	2006
	14.258511	14.868984	4.28%	1	2005
	12.983123	14.258511	9.82%	1	2004
	10.111588	12.983123	28.40%	1	2003
	12.355466	10.111588	-18.16%	1	2002
	13.203880	12.355466	-6.43%	1	2001
	12.363474	13.203880	6.80%	0	2000
	11.800868	12.363474	4.77%	8	1999
	10.000000	11.800868	18.01%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.505459	11.253089	7.12%	0	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.525423	11.432335	8.62%	0	2007
	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.545563	11.562493	9.64%	0	2007
	10.000000	10.545563	5.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.080384	12.228638	21.31%	0	2007
	9.708462	10.080384	3.83%	0	2006
	9.044412	9.708462	7.34%	0	2005
	8.567950	9.044412	5.56%	0	2004
	6.701675	8.567950	27.85%	0	2003
	8.704709	6.701675	-23.01%	0	2002
	10.319040	8.704709	-15.64%	0	2001
	12.635267	10.319040	-18.33%	0	2000
	12.300214	12.635267	2.72%	0	1999
	10.000000	12.300214	23.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.500955	15.636843	25.09%	1	2007
	11.878333	12.500955	5.24%	1	2006
	11.399783	11.878333	4.20%	1	2005
	11.196253	11.399783	1.82%	1	2004
	8.551687	11.196253	30.92%	1	2003
	12.425772	8.551687	-31.18%	1	2002
	15.318941	12.425772	-18.89%	1	2001
	17.468631	15.318941	-12.31%	0	2000
	12.904732	17.468631	35.37%	4	1999
	10.000000	12.904732	29.05%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.371725	11.509516	1.21%	0	2007
	10.373232	11.371725	9.63%	0	2006
	10.261209	10.373232	1.09%	0	2005
	9.506798	10.261209	7.94%	0	2004
	7.593653	9.506798	25.19%	0	2003
	7.432559	7.593653	2.17%	0	2002
	8.556624	7.432559	-13.14%	0	2001
	11.213084	8.556624	-23.69%	0	2000
	10.522617	11.213084	6.56%	0	1999
	10.000000	10.522617	5.23%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.792776	-2.07%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.777370	11.073183	2.74%	2	2007
	10.479364	10.777370	2.84%	0	2006
	10.411178	10.479364	0.65%	0	2005
	10.121844	10.411178	2.86%	0	2004
	10.000000	10.121844	1.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.849935	11.215287	13.86%	82	2007
	10.000000	9.849935	-1.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.922234	20.710438	15.56%	0	2007
	15.410290	17.922234	16.30%	0	2006
	13.136258	15.410290	17.31%	0	2005
	11.739347	13.136258	11.90%	0	2004
	8.313864	11.739347	41.20%	0	2003
	10.585490	8.313864	-21.46%	0	2002
	13.637938	10.585490	22.38%	0	2001
	17.106743	13.637938	-20.28%	0	2000
	12.178128	17.106743	40.47%	0	1999
	10.000000	12.178128	21.78%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.651827	19.245422	15.58%	97	2007
	14.317604	16.651827	16.30%	0	2006
	12.209635	14.317604	17.26%	0	2005
	10.910427	12.209635	11.91%	0	2004
	7.724242	10.910427	41.25%	0	2003
	10.000000	7.724242	-22.76%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.071219	15.691143	4.11%	0	2007
	13.154007	15.071219	14.58%	0	2006
	13.007940	13.154007	1.12%	647	2005
	11.573740	13.007940	12.39%	647	2004
	7.438892	11.573740	55.58%	647	2003
	10.000000	7.438892	-25.61%	647	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.112000	11.367190	2.30%	0	2007
	10.000000	11.112000	11.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.150386	9.769322	-3.75%	0	2007
	10.000000	10.150386	1.50%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.662627	13.529433	26.89%	0	2007
	10.000000	10.662627	6.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.734309	17.962143	14.16%	0	2007
	13.112067	15.734309	20.00%	0	2006
	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.850622	12.350333	13.82%	9	2007
	10.000000	10.850622	8.51%	1	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.442823	11.431762	9.47%	0	2007
	10.000000	10.442823	4.43%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.115945	14.258726	1.01%	0	2007
	12.252465	14.115945	15.21%	0	2006
	11.377764	12.252465	7.69%	0	2005
	10.000000	11.377764	13.78%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.552224	11.520915	34.71%	1	2007
	7.948696	8.552224	7.59%	1	2006
	7.161930	7.948696	10.99%	1	2005
	6.157266	7.161930	16.32%	1	2004
	5.193752	6.157266	18.55%	2	2003
	6.265584	5.193752	-17.11%	1	2002
	8.129929	6.265584	-22.93%	2	2001
	10.000000	8.129929	-18.70%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.916461	4.699186	19.99%	0	2007
	3.683574	3.916461	6.32%	0	2006
	3.348910	3.683574	9.99%	0	2005
	3.377335	3.348910	-0.84%	0	2004
	2.338439	3.377335	44.43%	0	2003
	4.015227	2.338439	-41.76%	0	2002
	6.497274	4.015227	-38.20%	0	2001
	10.000000	6.497274	-35.03%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.944978	14.338854	20.04%	0	2007
	11.223011	11.944978	6.43%	0	2006
	10.223851	11.223011	9.77%	0	2005
	10.283100	10.223851	-0.58%	0	2004
	7.088099	10.283100	45.08%	0	2003
	10.000000	7.088099	-29.12%	0	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.860527	17.642610	4.64%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.177706	16.632567	26.22%	0	2007
	9.114282	13.177706	44.58%	0	2006
	7.005646	9.114282	30.10%	0	2005
	5.986432	7.005646	17.03%	0	2004
	4.512894	5.986432	32.65%	0	2003
	6.165048	4.512894	-26.80%	0	2002
	8.166613	6.165048	-24.51%	849	2001
	10.000000	8.166613	-18.33%	649	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.616725	28.558402	26.27%	977	2007
	15.635606	22.616725	44.65%	769	2006
	12.011186	15.635606	30.18%	478	2005
	10.261664	12.011186	17.05%	228	2004
	7.735029	10.261664	32.66%	0	2003
	10.000000	7.735029	-22.65%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.218181	10.555062	3.30%	0	2007
	9.944989	10.218181	2.75%	0	2006
	9.942308	9.944989	0.03%	0	2005
	10.005513	9.942308	-0.63%	0	2004
	10.000000	10.005513	0.06%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.057180	11.729383	6.08%	77	2007
	10.000000	11.057180	10.57%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	9.726615	9.639072	-0.90%	0	2007
	10.000000	9.726615	-2.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.166326	19.233846	5.88%	0	2007
	16.249820	18.166326	11.79%	0	2006
	15.204052	16.249820	6.88%	0	2005
	13.314277	15.204052	14.19%	0	2004
	10.248188	13.314277	29.92%	0	2003
	14.131442	10.248188	-27.48%	0	2002
	14.552749	14.131442	-2.90%	0	2001
	14.593171	14.552749	-0.28%	0	2000
	12.877297	14.593171	13.32%	0	1999
	10.000000	12.877297	28.77%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.351519	10.533752	1.76%	13	2007
	10.000000	10.351519	3.52%	2	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.517799	22.370247	20.80%	0	2007
	16.373997	18.517799	13.09%	0	2006
	14.599562	16.373997	12.15%	0	2005
	12.730705	14.599562	14.68%	0	2004
	10.081358	12.730705	26.28%	0	2003
	14.470284	10.081358	-30.33%	0	2002
	19.477696	14.470284	-25.71%	0	2001
	21.345408	19.477696	-8.75%	0	2000
	14.067351	21.345408	51.74%	0	1999
	10.000000	14.067351	40.67%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.966714	19.367524	7.80%	0	2007
	16.233925	17.966714	10.67%	0	2006
	13.946856	16.233925	16.40%	0	2005
	11.888867	13.946856	17.31%	0	2004
	8.925645	11.888867	33.20%	0	2003
	11.933692	8.925645	-25.21%	0	2002
	12.456413	11.933692	-4.20%	0	2001
	12.544255	12.456413	-0.70%	0	2000
	11.849067	12.544255	5.87%	0	1999
	10.000000	11.849067	18.49%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.322362	14.134860	6.10%	10	2007
	11.882732	13.322362	12.12%	2	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.173190	10.336242	1.60%	0	2007
	10.000000	10.173190	1.73%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.458763	10.944829	4.65%	0	2007
	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.440837	10.600857	1.53%	0	2007
	10.000000	10.440837	4.41%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.741225	12.111276	12.76%	0	2007
	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.267965	11.327974	10.32%	3	2007
	10.000000	10.267965	2.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.799507	-2.00%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.327225	14.568352	1.68%	0	2007
	13.137103	14.327225	9.06%	0	2006
	13.013356	13.137103	0.95%	0	2005
	11.987751	13.013356	8.56%	0	2004
	9.943317	11.987751	20.56%	0	2003
	9.769394	9.943317	1.78%	0	2002
	9.507993	9.769394	2.75%	0	2001
	10.512337	9.507993	-9.55%	0	2000
	10.331990	10.512337	1.75%	0	1999
	10.000000	10.331990	3.32%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.388285	11.583704	1.72%	78	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.205358	33.307042	43.53%	0	2007
	17.213353	23.205358	34.81%	0	2006
	13.161389	17.213353	30.79%	0	2005
	11.054993	13.161389	19.05%	0	2004
	6.784099	11.054993	62.95%	0	2003
	8.116661	6.784099	-16.42%	0	2002
	8.682706	8.116661	-6.52%	0	2001
	10.000000	8.682706	-13.17%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.642476	36.797325	43.50%	0	2007
	19.031401	25.642476	34.74%	0	2006
	14.549538	19.031401	30.80%	0	2005
	12.219653	14.549538	19.07%	0	2004
	7.500827	12.219653	62.91%	0	2003
	10.000000	7.500827	-24.99%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.704716	21.015127	18.70%	0	2007
	13.049620	17.704716	35.67%	0	2006
	12.429161	13.049620	4.99%	0	2005
	9.700502	12.429161	28.13%	0	2004
	7.923073	9.700502	22.43%	0	2003
	10.000000	7.923073	-20.77%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.299092	15.417748	25.36%	0	2007
	9.380789	12.299092	31.11%	0	2006
	7.306337	9.380789	28.39%	0	2005
	6.489005	7.306337	12.60%	0	2004
	4.852467	6.489005	33.73%	0	2003
	6.484565	4.852467	-25.17%	0	2002
	9.218392	6.484565	29.66%	0	2001
	10.000000	9.218392	-7.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.651130	24.634597	25.36%	705	2007
	14.989960	19.651130	31.10%	658	2006
	11.678247	14.989960	28.36%	0	2005
	10.357459	11.678247	12.75%	0	2004
	7.761892	10.357459	33.44%	0	2003
	10.000000	7.761892	-22.38%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.827483	19.892114	18.21%	45	2007
	13.556971	16.827483	24.12%	45	2006
	11.520951	13.556971	17.67%	46	2005
	10.101947	11.520951	14.05%	47	2004
	7.529984	10.101947	34.16%	48	2003
	10.235887	7.529984	-26.44%	50	2002
	12.787543	10.235887	-19.95%	51	2001
	14.790595	12.787543	-13.54%	52	2000
	12.203027	14.790595	21.20%	0	1999
	10.000000	12.203027	22.03%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.571390	26.691509	18.25%	0	2007
	18.194610	22.571390	24.06%	0	2006
	15.462062	18.194610	17.67%	0	2005
	13.557650	15.462062	14.05%	0	2004
	10.000000	13.557650	35.58%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.966797	12.344075	3.15%	2,417	2007
	10.811903	11.966797	10.68%	1,713	2006
	10.693113	10.811903	1.11%	892	2005
	9.996125	10.693113	6.97%	386	2004
	8.561448	9.996125	16.76%	0	2003
	9.902320	8.561448	-13.54%	0	2002
	10.426893	9.902320	-5.03%	0	2001
	10.611396	10.426893	-1.74%	34	2000
	10.669391	10.611396	-0.54%	0	1999
	10.000000	10.669391	6.69%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.076719	18.597205	-2.51%	0	2007
	16.077238	19.076719	18.66%	0	2006
	14.666465	16.077238	9.62%	0	2005
	12.280183	14.666465	19.43%	0	2004
	8.804197	12.280183	39.48%	0	2003
	10.000000	8.804197	-11.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.933561	13.664343	5.65%	0	2007
	12.692608	12.933561	1.90%	0	2006
	12.465513	12.692608	1.82%	0	2005
	12.243119	12.465513	1.82%	0	2004
	12.173458	12.243119	0.57%	0	2003
	11.124403	12.173458	9.43%	0	2002
	10.519995	11.124403	5.75%	0	2001
	9.479885	10.519995	10.97%	43	2000
	9.845615	9.479885	-3.71%	15	1999
	10.000000	9.845615	-1.54%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.074000	8.337574	17.86%	0	2007
	6.757391	7.074000	4.69%	0	2006
	6.434764	6.757391	5.01%	0	2005
	6.033943	6.434764	6.64%	0	2004
	4.610169	6.033943	30.88%	0	2003
	6.559782	4.610169	-29.72%	0	2002
	9.258498	6.559782	-29.15%	713	2001
	12.780450	9.258498	-27.56%	524	2000
	12.430206	12.780450	2.82%	0	1999
	10.000000	12.430206	24.30%	0	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.087919	14.610553	11.63%	0	2007
	12.924013	13.087919	1.27%	0	2006
	12.088675	12.924013	6.91%	0	2005
	11.368582	12.088675	6.33%	31	2004
	8.429985	11.368582	34.86%	0	2003
	10.000000	8.429985	-15.70%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.860812	11.713296	7.85%	0	2007
	10.000000	10.860812	8.61%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.612509	12.065159	3.90%	84	2007
	11.093142	11.612509	4.68%	81	2006
	10.890089	11.093142	1.86%	0	2005
	10.553714	10.890089	3.19%	0	2004
	9.919273	10.553714	6.40%	0	2003
	10.000000	9.919273	-0.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.416152	12.958668	4.37%	196	2007
	11.613758	12.416152	6.91%	194	2006
	11.272511	11.613758	3.03%	89	2005
	10.668780	11.272511	5.66%	0	2004
	9.516564	10.668780	12.11%	0	2003
	10.000000	9.516564	-4.83%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.153254	13.702051	4.17%	199	2007
	11.979453	13.153254	9.80%	193	2006
	11.532734	11.979453	3.87%	0	2005
	10.678199	11.532734	8.00%	0	2004
	9.020903	10.678199	18.37%	0	2003
	10.000000	9.020903	-9.79%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.110426	14.767442	4.66%	5,437	2007
	12.493570	14.110426	12.94%	4,041	2006
	11.833566	12.493570	5.58%	2,549	2005
	10.706793	11.833566	10.52%	2,037	2004
	8.574196	10.706793	24.87%	0	2003
	10.000000	8.574196	-14.26%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.742058	15.400568	4.47%	0	2007
	12.792856	14.742058	15.24%	0	2006
	12.020568	12.792856	6.42%	0	2005
	10.691584	12.020568	12.43%	0	2004
	8.222834	10.691584	30.02%	0	2003
	10.000000	8.222834	-17.77%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.130019	16.261795	7.48%	854	2007
	13.961048	15.130019	8.37%	786	2006
	12.901804	13.961048	8.21%	36	2005
	11.344898	12.901804	13.72%	5	2004
	8.210492	11.344898	38.18%	6	2003
	13.221187	8.210492	-37.90%	6	2002
	19.242613	13.221187	-31.29%	6	2001
	23.061361	19.242613	-16.56%	0	2000
	12.659167	23.061361	82.17%	0	1999
	10.000000	12.659167	26.59%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.454381	25.932810	6.05%	0	2007
	22.568763	24.454381	8.35%	0	2006
	20.417909	22.568763	10.53%	0	2005
	17.892866	20.417909	14.11%	0	2004
	13.476762	17.892866	32.77%	0	2003
	16.138025	13.476762	-16.49%	0	2002
	16.585077	16.138025	-2.70%	0	2001
	14.599208	16.585077	13.60%	0	2000
	12.244601	14.599208	19.23%	0	1999
	10.000000	12.244601	22.45%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.437465	11.816919	3.32%	0	2007
	11.096705	11.437465	3.07%	0	2006
	10.961374	11.096705	1.23%	1,451	2005
	11.027537	10.961374	-0.60%	979	2004
	11.114578	11.027537	-0.78%	506	2003
	11.137467	11.114578	-0.21%	36	2002
	10.903584	11.137467	2.15%	0	2001
	10.429048	10.903584	4.55%	71	2000
	10.088053	10.429048	3.38%	0	1999
	10.000000	10.088053	0.88%	0	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.853598	22.177588	1.48%	5	2007
	18.055902	21.853598	21.03%	1	2006
	16.341750	18.055902	10.49%	0	2005
	13.781443	16.341750	18.58%	0	2004
	10.000000	13.781443	37.81%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.588507	16.867623	8.21%	0	2007
	15.318030	15.588507	1.77%	0	2006
	14.372068	15.318030	6.58%	0	2005
	12.851906	14.372068	11.83%	0	2004
	9.707740	12.851906	32.39%	0	2003
	14.758730	9.707740	-34.22%	0	2002
	16.789563	14.758730	-12.10%	0	2001
	20.311328	16.789563	-17.34%	0	2000
	10.000000	20.311328	103.11%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	34.193682	31.388067	-8.21%	352	2007
	29.564986	34.193682	15.66%	251	2006
	29.089641	29.564986	1.63%	135	2005
	25.151693	29.089641	15.66%	61	2004
	16.262376	25.151693	54.66%	0	2003
	22.644645	16.262376	-28.18%	0	2002
	17.905028	22.644645	26.47%	0	2001
	16.329040	17.905028	9.65%	0	2000
	12.954576	16.329040	26.05%	0	1999
	10.000000	12.954576	29.55%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.649899	27.841912	0.69%	609	2007
	25.028404	27.649899	10.47%	417	2006
	22.599126	25.028404	10.75%	0	2005
	19.256799	22.599126	17.36%	0	2004
	13.849676	19.256799	39.04%	0	2003
	16.990870	13.849676	-18.49%	0	2002
	18.472168	16.990870	-8.02%	0	2001
	17.202461	18.472168	7.38%	0	2000
	12.113907	17.202461	42.01%	0	1999
	10.000000	12.113907	21.14%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.954626	14.883829	6.66%	73	2007
	12.454858	13.954626	12.04%	3	2006
	11.756316	12.454858	5.94%	1	2005
	10.863847	11.756316	8.22%	1	2004
	8.640665	10.863847	25.73%	1	2003
	10.603608	8.640665	-18.51%	1	2002
	12.196740	10.603608	-13.06%	623	2001
	12.636905	12.196740	-3.48%	499	2000
	11.984248	12.636905	5.45%	11	1999
	10.000000	11.984248	19.84%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.467303	18.111997	9.99%	0	2007
	14.381657	16.467303	14.50%	0	2006
	13.223238	14.381657	8.76%	0	2005
	11.291368	13.223238	17.11%	0	2004
	9.117886	11.291368	23.84%	0	2003
	10.000000	9.117886	-8.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.234018	3.829194	18.40%	0	2007
	2.950302	3.234018	9.62%	0	2006
	3.007625	2.950302	-1.91%	0	2005
	2.924207	3.007625	2.85%	0	2004
	1.910471	2.924207	53.06%	0	2003
	3.386452	1.910471	-43.58%	0	2002
	5.997100	3.386452	-43.53%	0	2001
	10.000000	5.997100	-40.03%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.039567	14.266209	18.49%	0	2007
	10.991878	12.039567	9.53%	0	2006
	11.204967	10.991878	-1.90%	0	2005
	10.897796	11.204967	2.82%	0	2004
	7.121827	10.897796	53.02%	0	2003
	10.000000	7.121827	-28.78%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.531665	16.333932	20.71%	0	2007
	13.762875	13.531665	-1.68%	0	2006
	12.463332	13.762875	10.43%	0	2005
	11.241194	12.463332	10.87%	0	2004
	7.480912	11.241194	50.27%	0	2003
	10.000000	7.480912	-25.19%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.742893	13.249079	-3.59%	9	2007
	12.024844	13.742893	14.29%	1	2006
	11.698262	12.024844	2.79%	0	2005
	10.097367	11.698262	15.85%	0	2004
	7.791482	10.097367	29.59%	0	2003
	10.556552	7.791482	-26.19%	0	2002
	12.188636	10.556552	-13.39%	0	2001
	13.829829	12.188636	-11.87%	0	2000
	11.837331	13.829829	16.83%	0	1999
	10.000000	11.837331	18.37%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.026433	14.468591	3.15%	28	2007
	13.568574	14.026433	3.37%	28	2006
	13.467108	13.568574	0.75%	30	2005
	12.820626	13.467108	5.04%	0	2004
	11.597439	12.820626	10.55%	0	2003
	10.971350	11.597439	5.71%	0	2002
	10.680606	10.971350	2.72%	0	2001
	10.251777	10.680606	4.18%	0	2000
	10.238069	10.251777	0.13%	0	1999
	10.000000	10.238069	2.38%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.975039	19.104160	12.54%	0	2007
	15.947833	16.975039	6.44%	0	2006
	15.388983	15.947833	3.63%	0	2005
	14.595104	15.388983	5.44%	0	2004
	11.304185	14.595104	29.11%	0	2003
	15.675123	11.304185	-27.88%	0	2002
	18.186519	15.675123	-13.81%	0	2001
	18.485985	18.186519	-1.62%	0	2000
	13.235004	18.485985	39.67%	0	1999
	10.000000	13.235004	32.35%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.721463	14.383197	4.82%	0	2007
	11.823860	13.721463	16.05%	0	2006
	10.490302	11.823860	12.71%	0	2005
	8.928255	10.490302	17.50%	0	2004
	6.331165	8.928255	41.02%	0	2003
	8.246547	6.331165	-23.23%	0	2002
	9.509088	8.246547	-13.28%	0	2001
	10.000000	9.509088	-4.91%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.863480	22.921857	4.84%	57	2007
	18.840442	21.863480	16.05%	18	2006
	16.711161	18.840442	12.74%	24	2005
	14.218957	16.711161	17.53%	0	2004
	10.000000	14.218957	42.19%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.570368	-4.30%	186	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.509264	10.350807	-1.51%	0	2007
	10.000000	10.509264	5.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.087777	15.533481	2.95%	34	2007
	13.302642	15.087777	13.42%	29	2006
	12.730190	13.302642	4.50%	564	2005
	11.795169	12.730190	7.93%	533	2004
	9.440180	11.795169	24.95%	533	2003
	11.790725	9.440180	-19.94%	533	2002
	13.311650	11.790725	-11.43%	1	2001
	14.798240	13.311650	-10.05%	0	2000
	12.331317	14.798240	20.01%	0	1999
	10.000000	12.331317	23.31%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000925	9.740855	-2.60%	95	2007
	10.000000	10.000925	0.01%	1	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.570821	17.372133	4.84%	1	2007
	16.323041	16.570821	1.52%	1	2006
	14.737397	16.323041	10.76%	1	2005
	12.478694	14.737397	18.10%	1	2004
	10.076931	12.478694	23.83%	1	2003
	14.153669	10.076931	-28.80%	1	2002
	20.887100	14.153669	-32.24%	310	2001
	23.864429	20.887100	-12.48%	233	2000
	13.181851	23.864429	81.04%	0	1999
	10.000000	13.181851	31.82%	0	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.126425	11.046758	9.09%	0	2007
	10.000000	10.126425	1.26%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.373094	11.121235	7.21%	0	2007
	10.000000	10.373094	3.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio	10.997597	11.274080	2.51%	0	2007
	10.000000	10.997597	9.98%	0	2006*

SBL Fund - Series D (Global Series)	11.605428	12.458716	7.35%	0	2007
	10.000000	11.605428	16.05%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.317965	9.111723	-11.69%	0	2007
	10.000000	10.317965	3.18%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.007891	11.508243	4.55%	0	2007
	10.000000	11.007891	10.08%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.390217	11.546077	1.37%	0	2007
	10.000000	11.390217	13.90%	0	2006*

SBL Fund - Series P (High Yield Series)	10.574761	10.642331	0.64%	0	2007
	10.000000	10.574761	5.75%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.802089	11.741872	8.70%	0	2007
	10.000000	10.802089	8.02%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.749310	10.795096	0.43%	0	2007
	10.000000	10.749310	7.49%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.346061	10.772082	4.12%	0	2007
	10.000000	10.346061	3.46%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.820268	10.008542	-7.50%	0	2007
	10.000000	10.820268	8.20%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.990761	11.164371	1.58%	0	2007
	10.000000	10.990761	9.91%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.990761	11.164371	1.58%	0	2007
	10.000000	10.990761	9.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.245252	10.629095	3.75%	0	2007
	10.000000	10.245252	2.45%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.402929	10.815830	3.97%	0	2007
	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.859988	32.413104	5.03%	0	2007
	28.244481	30.859988	9.26%	0	2006
	25.518160	28.244481	10.68%	0	2005
	23.514411	25.518160	8.52%	0	2004
	18.651037	23.514411	26.08%	0	2003
	17.318710	18.651037	7.69%	0	2002
	15.954543	17.318710	8.55%	0	2001
	14.525802	15.954543	9.84%	0	2000
	11.386873	14.525802	27.57%	0	1999
	10.000000	11.386873	13.87%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.956721	18.027497	12.98%	0	2007
	12.932254	15.956721	23.39%	0	2006
	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.524521	10.309520	20.94%	0	2007
	7.911472	8.524521	7.75%	0	2006
	6.824496	7.911472	15.93%	0	2005
	5.692066	6.824496	19.89%	0	2004
	4.072095	5.692066	39.78%	0	2003
	5.999237	4.072095	-32.12%	0	2002
	8.608498	5.999237	-30.31%	0	2001
	10.000000	8.608498	-13.92%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.985982	31.057819	-18.24%	1,308	2007
	27.906311	37.985982	36.12%	1,042	2006
	24.178463	27.906311	15.42%	408	2005
	17.978337	24.178463	34.49%	217	2004
	13.259472	17.978337	35.95%	0	2003
	13.554456	13.259472	-2.18%	0	2002
	12.516221	13.554456	8.30%	0	2001
	12.045311	12.516221	3.91%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.558762	30.596660	35.63%	0	2007
	16.396002	22.558762	37.59%	0	2006
	12.609968	16.396002	30.02%	0	2005
	10.000000	12.609968	26.10%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.749051	60.715138	35.68%	0	2007
	32.534103	44.749051	37.55%	0	2006
	24.996452	32.534103	30.15%	0	2005
	20.137470	24.996452	24.13%	0	2004
	13.245459	20.137470	52.03%	0	2003
	13.835162	13.245459	-4.26%	0	2002
	14.291739	13.835162	-3.19%	0	2001
	24.932117	14.291739	-42.68%	0	2000
	12.624752	24.932117	97.49%	0	1999
	10.000000	12.624752	26.25%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.888068	32.794748	43.28%	0	2007
	18.638711	22.888068	22.80%	0	2006
	12.467222	18.638711	49.50%	0	2005
	10.000000	12.467222	24.67%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	35.274668	50.552578	43.31%	0	2007
	28.735989	35.274668	22.75%	0	2006
	19.214216	28.735989	49.56%	0	2005
	15.686285	19.214216	22.49%	0	2004
	10.987828	15.686285	42.76%	0	2003
	11.468935	10.987828	-4.19%	0	2002
	12.989532	11.468935	-11.71%	0	2001
	11.824722	12.989532	9.85%	0	2000
	9.911011	11.824722	19.31%	0	1999
	10.000000	9.911011	-0.89%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.425003	13.062709	5.13%	0	2007
	11.228889	12.425003	10.65%	0	2006
	10.555564	11.228889	6.38%	739	2005
	9.055451	10.555564	16.57%	739	2004
	6.703248	9.055451	35.09%	739	2003
	9.290050	6.703248	-27.84%	739	2002
	9.785166	9.290050	-5.06%	0	2001
	10.000000	9.785166	-2.15%	0	2000*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.466867	13.451525	-0.11%	0	2007
	10.000000	13.466867	11.31%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.064311	13.283293	10.10%	0	2007
	10.000000	12.064311	4.52%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.668014	11.758772	10.22%	0	2007
	10.000000	10.668014	6.68%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.741165	11.859928	-6.92%	0	2007
	10.000000	12.741165	27.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.677008	21.113905	13.05%	0	2007
	14.778470	18.677008	26.38%	0	2006
	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.530272	15.293548	-1.52%	268	2007
	13.458402	15.530272	15.39%	237	2006
	13.051431	13.458402	3.12%	186	2005
	11.720585	13.051431	11.35%	116	2004
	9.194119	11.720585	27.48%	76	2003
	11.570948	9.194119	-20.54%	0	2002
	12.812521	11.570948	-9.69%	0	2001
	14.543892	12.812521	-11.90%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.718585	19.449742	16.34%	0	2007
	13.568283	16.718585	23.22%	0	2006
	12.156115	13.568283	11.62%	0	2005
	10.733117	12.156115	13.26%	0	2004
	8.747002	10.733117	22.71%	0	2003
	11.146637	8.747002	-21.53%	0	2002
	15.971330	11.146637	-30.21%	0	2001
	19.483474	15.971330	-18.03%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.360086	17.869317	16.34%	0	2007
	12.465763	15.360086	23.22%	0	2006
	11.183532	12.465763	11.47%	0	2005
	9.860964	11.183532	13.41%	0	2004
	8.036243	9.860964	22.71%	0	2003
	10.000000	8.036243	-19.64%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.046020	10.634032	-3.73%	1,778	2007
	10.000000	11.046020	10.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.257482	12.232300	19.25%	613	2007
	10.760517	10.257482	-4.67%	420	2006
	10.686944	10.760517	0.69%	220	2005
	9.798135	10.686944	9.07%	59	2004
	7.960197	9.798135	23.09%	0	2003
	10.000000	7.960197	-20.40%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.278799	19.891120	-6.52%	5,247	2007
	18.196661	21.278799	16.94%	5,232	2006
	17.578743	18.196661	3.52%	4,496	2005
	15.601172	17.578743	12.68%	47	2004
	12.275645	15.601172	27.09%	0	2003
	14.255535	12.275645	-13.89%	0	2002
	12.822378	14.255535	11.18%	0	2001
	11.012072	12.822378	16.44%	0	2000

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.534001	13.131746	37.74%	0	2007
	10.000000	9.534001	-4.66%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.683311	11.527071	7.90%	134	2007
	10.670686	10.683311	0.12%	404	2006
	10.660662	10.670686	0.09%	16	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.281642	15.409432	-5.36%	0	2007
	14.593545	16.281642	11.57%	0	2006
	12.749331	14.593545	14.47%	0	2005
	10.964435	12.749331	16.28%	0	2004
	7.534703	10.964435	45.52%	0	2003
	11.612109	7.534703	-35.11%	0	2002
	16.512879	11.612109	-29.68%	0	2001
	20.669425	16.512879	-20.11%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.468398	17.772675	14.90%	0	2007
	13.227868	15.468398	16.94%	0	2006
	11.428826	13.227868	15.74%	0	2005
	10.106935	11.428826	13.08%	0	2004
	7.705625	10.106935	31.16%	0	2003
	9.762282	7.705625	-21.07%	0	2002
	12.746142	9.762282	-23.41%	0	2001
	17.452381	12.746142	-26.97%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.087880	17.139537	0.30%	0	2007
	14.527470	17.087880	17.62%	0	2006
	13.630570	14.527470	6.58%	0	2005
	12.422011	13.630570	9.73%	0	2004
	10.070482	12.422011	23.35%	0	2003
	13.287675	10.070482	-24.21%	0	2002
	13.358023	13.287675	-0.53%	0	2001
	12.444575	13.358023	7.34%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.772279	14.461573	-2.10%	9,231	2007
	13.101031	14.772279	12.76%	7,209	2006
	12.396547	13.101031	5.68%	6,962	2005
	10.320294	12.396547	20.12%	4,973	2004
	7.600492	10.320294	35.78%	221	2003
	10.000000	7.600492	-24.00%	221	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	10.957272	11.638187	6.21%	0	2007
	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	0	2005
	9.525286	9.970177	4.67%	0	2004
	7.670681	9.525286	24.18%	0	2003
	10.954608	7.670681	-29.98%	0	2002
	14.358357	10.954608	-23.71%	0	2001
	16.375184	14.358357	-12.32%	0	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.194908	14.723077	3.72%	93,583	2007
	12.470481	14.194908	13.83%	106,215	2006
	12.086394	12.470481	3.18%	91,880	2005
	11.084718	12.086394	9.04%	72,480	2004
	8.762333	11.084718	26.50%	0	2003
	11.452508	8.762333	-23.49%	0	2002
	13.234124	11.452508	-13.46%	0	2001
	14.801530	13.234124	-10.59%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.255975	15.050138	5.57%	0	2007
	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001
	13.597232	13.313894	-2.08%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.295091	9.994350	-2.92%	0	2007
	10.000000	10.295091	2.95%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.165512	13.672045	3.85%	794	2007
	12.825871	13.165512	2.65%	668	2006
	12.847380	12.825871	-0.17%	546	2005
	12.580977	12.847380	2.12%	372	2004
	12.199338	12.580977	3.13%	305	2003
	11.324824	12.199338	7.72%	305	2002
	10.639621	11.324824	6.44%	0	2001
	9.773948	10.639621	8.86%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.188342	23.377160	15.80%	26,196	2007
	18.357045	20.188342	9.98%	18,072	2006
	15.940662	18.357045	15.16%	11,931	2005
	14.023952	15.940662	13.67%	0	2004
	11.086716	14.023952	26.49%	0	2003
	12.420560	11.086716	-10.74%	0	2002
	14.382315	12.420560	-13.64%	0	2001
	15.643260	14.382315	-8.06%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.367249	13.443845	43.52%	4,415	2007
	10.000000	9.367249	-6.33%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.531934	17.521257	-0.06%	2,320	2007
	14.814417	17.531934	18.34%	2,159	2006
	14.213371	14.814417	4.23%	399	2005
	12.948586	14.213371	9.77%	366	2004
	10.089795	12.948586	28.33%	1,182	2003
	12.335099	10.089795	-18.20%	1,149	2002
	13.188860	12.335099	-6.47%	778	2001
	12.355641	13.188860	6.74%	261	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.038281	12.171365	21.25%	0	2007
	9.672813	10.038281	3.78%	0	2006
	9.015753	9.672813	7.29%	0	2005
	8.545136	9.015753	5.51%	0	2004
	6.687212	8.545136	27.78%	0	2003
	8.690341	6.687212	-23.05%	0	2002
	10.307281	8.690341	-15.69%	0	2001
	12.627255	10.307281	-18.37%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.448828	15.563709	25.02%	463	2007
	11.834788	12.448828	5.19%	435	2006
	11.363725	11.834788	4.15%	389	2005
	11.166492	11.363725	1.77%	389	2004
	8.533273	11.166492	30.86%	1,305	2003
	12.405324	8.533273	-31.21%	1,343	2002
	15.301552	12.405324	-18.93%	791	2001
	17.457597	15.301552	-12.35%	216	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.324289	11.455663	1.16%	2,881	2007
	10.335185	11.324289	9.57%	3,362	2006
	10.228738	10.335185	1.04%	2,406	2005
	9.481524	10.228738	7.88%	43	2004
	7.577300	9.481524	25.13%	523	2003
	7.420301	7.577300	2.12%	561	2002
	8.546878	7.420301	-13.18%	635	2001
	11.205978	8.546878	-23.73%	186	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.789459	-2.11%	95	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.757370	11.046997	2.69%	31	2007
	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.846616	11.205785	13.80%	996	2007
	10.000000	9.846616	-1.53%	933	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.847473	20.613530	15.50%	0	2007
	15.353778	17.847473	16.24%	0	2006
	13.094692	15.353778	17.25%	0	2005
	11.708141	13.094692	11.84%	0	2004
	8.295957	11.708141	41.13%	0	2003
	10.568057	8.295957	-21.50%	0	2002
	13.622435	10.568057	-22.42%	444	2001
	17.095933	13.622435	-20.32%	120	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.612455	19.190138	15.52%	542	2007
	14.290986	16.612455	16.24%	374	2006
	12.193101	14.290986	17.21%	265	2005
	10.901182	12.193101	11.85%	79	2004
	7.721614	10.901182	41.18%	486	2003
	10.000000	7.721614	-22.78%	529	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.035657	15.646148	4.06%	80	2007
	13.129617	15.035657	14.52%	51	2006
	12.990391	13.129617	1.07%	35	2005
	11.563978	12.990391	12.33%	0	2004
	7.436365	11.563978	55.51%	0	2003
	10.000000	7.436365	-25.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.108263	11.357564	2.24%	0	2007
	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.090636	15.478667	-3.80%	223	2007
	13.956702	16.090636	15.29%	204	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.659039	13.517984	26.82%	666	2007
	10.000000	10.659039	6.59%	629	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.697116	17.910554	14.10%	0	2007
	13.087694	15.697116	19.94%	0	2006
	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.846970	12.339884	13.76%	32	2007
	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.439316	11.422100	9.41%	0	2007
	10.000000	10.439316	4.39%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.096964	14.232291	0.96%	1	2007
	12.242175	14.096964	15.15%	1	2006
	11.373957	12.242175	7.63%	0	2005
	10.000000	11.373957	13.74%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.522247	11.474682	34.64%	0	2007
	7.924857	8.522247	7.54%	0	2006
	7.144059	7.924857	10.93%	0	2005
	6.145006	7.144059	16.26%	0	2004
	5.186035	6.145006	18.49%	1,700	2003
	6.259448	5.186035	-17.15%	1,581	2002
	8.126129	6.259448	-22.97%	1,564	2001
	10.000000	8.126129	-18.74%	414	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.902724	4.680325	19.92%	0	2007
	3.672506	3.902724	6.27%	0	2006
	3.340536	3.672506	9.94%	0	2005
	3.370605	3.340536	-0.89%	0	2004
	2.334963	3.370605	44.35%	0	2003
	4.011291	2.334963	-41.79%	0	2002
	6.494235	4.011291	-38.23%	2,420	2001
	10.000000	6.494235	-35.06%	448	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.916745	14.297680	19.98%	0	2007
	11.202161	11.916745	6.38%	0	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	494	2003
	10.000000	7.085688	-29.14%	534	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.829258	17.600922	4.59%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.131471	16.565770	26.15%	0	2007
	9.086896	13.131471	44.51%	0	2006
	6.988123	9.086896	30.03%	0	2005
	5.974486	6.988123	16.97%	0	2004
	4.506173	5.974486	32.58%	0	2003
	6.159009	4.506173	-26.84%	0	2002
	8.162793	6.159009	-24.55%	796	2001
	10.000000	8.162793	-18.37%	194	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.563352	28.476500	26.21%	464	2007
	15.606584	22.563352	44.58%	440	2006
	11.994950	15.606584	30.11%	0	2005
	10.252980	11.994950	16.99%	0	2004
	7.732399	10.252980	32.60%	520	2003
	10.000000	7.732399	-22.68%	530	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.199219	10.530103	3.24%	16	2007
	9.931551	10.199219	2.70%	0	2006
	9.933898	9.931551	-0.02%	0	2005
	10.002124	9.933898	-0.68%	0	2004
	10.000000	10.002124	0.02%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.156623	16.069848	6.03%	84	2007
	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.090576	19.143875	5.82%	281	2007
	16.190246	18.090576	11.74%	255	2006
	15.155965	16.190246	6.82%	0	2005
	13.278896	15.155965	14.14%	0	2004
	10.226131	13.278896	29.85%	0	2003
	14.108196	10.226131	-27.52%	0	2002
	14.536223	14.108196	-2.94%	0	2001
	14.583938	14.536223	-0.33%	0	2000

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.348032	10.524831	1.71%	80	2007
	10.000000	10.348032	3.48%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.440518	22.265530	20.74%	16	2007
	16.313911	18.440518	13.04%	0	2006
	14.553346	16.313911	12.10%	0	2005
	12.696840	14.553346	14.62%	0	2004
	10.059629	12.696840	26.22%	0	2003
	14.446438	10.059629	-30.37%	30	2002
	19.455564	14.446438	-25.75%	17	2001
	21.331920	19.455564	-8.80%	6	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.891745	19.276868	7.74%	0	2007
	16.174366	17.891745	10.62%	0	2006
	13.902722	16.174366	16.34%	0	2005
	11.857262	13.902722	17.25%	0	2004
	8.906424	11.857262	33.13%	0	2003
	11.914038	8.906424	-25.24%	0	2002
	12.442244	11.914038	-4.25%	0	2001
	12.536312	12.442244	-0.75%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.897962	14.738047	6.04%	48	2007
	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.000000	11.776812	11.64%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.169770	10.327502	1.55%	0	2007
	10.000000	10.169770	1.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.455243	10.935557	4.59%	0	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.737612	12.101040	12.70%	0	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.264514	11.318398	10.27%	475	2007
	10.000000	10.264514	2.65%	431	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.267463	14.500192	1.63%	1,064	2007
	13.088926	14.267463	9.00%	1,064	2006
	12.972189	13.088926	0.90%	1,064	2005
	11.955882	12.972189	8.50%	0	2004
	9.921909	11.955882	20.50%	0	2003
	9.753315	9.921909	1.73%	0	2002
	9.497186	9.753315	2.70%	0	2001
	10.505688	9.497186	-9.60%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.378717	11.568076	1.66%	450	2007
	10.439233	11.378717	9.00%	371	2006
	10.000000	10.439233	4.39%	16	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.132005	33.184857	43.46%	0	2007
	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001
	10.000000	8.681644	-13.18%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.581976	36.691806	43.43%	270	2007
	18.996097	25.581976	34.67%	239	2006
	14.529882	18.996097	30.74%	129	2005
	12.209330	14.529882	19.01%	38	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.660508	20.951965	18.64%	0	2007
	13.023618	17.660508	35.60%	0	2006
	12.410677	13.023618	4.94%	0	2005
	9.690988	12.410677	28.06%	0	2004
	7.919326	9.690988	22.37%	0	2003
	10.000000	7.919326	-20.81%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.260210	15.361167	25.29%	0	2007
	9.355861	12.260210	31.04%	0	2006
	7.290600	9.355861	28.33%	0	2005
	6.478305	7.290600	12.54%	0	2004
	4.846917	6.478305	33.66%	0	2003
	6.480453	4.846917	-25.21%	0	2002
	9.217263	6.480453	-29.69%	0	2001
	10.000000	9.217263	-7.83%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.604737	24.563902	25.30%	1,036	2007
	14.962124	19.604737	31.03%	953	2006
	11.662449	14.962124	28.29%	168	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.757233	19.798979	18.15%	0	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001
	14.781243	12.773009	-13.59%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.529507	26.628401	18.19%	0	2007
	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.916855	12.286292	3.10%	0	2007
	10.772222	11.916855	10.63%	0	2006
	10.659252	10.772222	1.06%	0	2005
	9.969522	10.659252	6.92%	0	2004
	8.543005	9.969522	16.70%	0	2003
	9.886012	8.543005	-13.58%	0	2002
	10.415037	9.886012	-5.08%	0	2001
	10.604669	10.415037	-1.79%	0	2000

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.029099	18.541322	-2.56%	0	2007
	16.045220	19.029099	18.60%	0	2006
	14.644667	16.045220	9.56%	0	2005
	12.268146	14.644667	19.37%	0	2004
	8.800026	12.268146	39.41%	0	2003
	10.000000	8.800026	-12.00%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.879601	13.600397	5.60%	1,117	2007
	12.646037	12.879601	1.85%	779	2006
	12.426052	12.646037	1.77%	447	2005
	12.210544	12.426052	1.76%	70	2004
	12.147237	12.210544	0.52%	789	2003
	11.106073	12.147237	9.37%	697	2002
	10.508016	11.106073	5.69%	423	2001
	9.473867	10.508016	10.92%	162	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	7.044463	8.298523	17.80%	43	2007
	6.732585	7.044463	4.63%	27	2006
	6.414387	6.732585	4.96%	0	2005
	6.017884	6.414387	6.59%	0	2004
	4.600232	6.017884	30.82%	0	2003
	6.548971	4.600232	-29.76%	0	2002
	9.247972	6.548971	-29.18%	0	2001
	12.772360	9.247972	-27.59%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.055277	14.566680	11.58%	263	2007
	12.898297	13.055277	1.22%	244	2006
	12.070721	12.898297	6.86%	0	2005
	11.357455	12.070721	6.28%	0	2004
	8.426002	11.357455	34.79%	0	2003
	10.000000	8.426002	-15.74%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.583512	12.028901	3.85%	161	2007
	11.071052	11.583512	4.63%	260	2006
	10.873912	11.071052	1.81%	200	2005
	10.543381	10.873912	3.13%	147	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.385198	12.919773	4.32%	3,445	2007
	11.590666	12.385198	6.85%	3,941	2006
	11.255804	11.590666	2.98%	3,372	2005
	10.658362	11.255804	5.61%	2,141	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.120417	13.660867	4.12%	3,715	2007
	11.955598	13.120417	9.74%	3,762	2006
	11.515594	11.955598	3.82%	3,481	2005
	10.667735	11.515594	7.95%	3,366	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.075186	14.723058	4.60%	2,483	2007
	12.468670	14.075186	12.88%	3,556	2006
	11.815958	12.468670	5.52%	1,737	2005
	10.696293	11.815958	10.47%	1,420	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.705289	15.354325	4.41%	9,733	2007
	12.767402	14.705289	15.18%	6,791	2006
	12.002712	12.767402	6.37%	3,535	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.066855	16.185646	7.43%	26	2007
	13.909800	15.066855	8.32%	1	2006
	12.860947	13.909800	8.16%	1	2005
	11.314710	12.860947	13.67%	0	2004
	8.192786	11.314710	38.11%	0	2003
	13.199389	8.192786	-37.93%	0	2002
	19.220739	13.199389	-31.33%	0	2001
	23.046789	19.220739	-16.60%	0	2000

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.352351	25.811450	5.99%	10,559	2007
	22.485972	24.352351	8.30%	8,828	2006
	20.353296	22.485972	10.48%	6,253	2005
	17.845279	20.353296	14.05%	3,474	2004
	13.447730	17.845279	32.70%	0	2003
	16.111432	13.447730	-16.53%	0	2002
	16.566203	16.111432	-2.75%	0	2001
	14.589957	16.566203	13.55%	0	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.389731	11.761601	3.26%	1,010	2007
	11.055984	11.389731	3.02%	805	2006
	10.926674	11.055984	1.18%	289	2005
	10.998203	10.926674	-0.65%	83	2004
	11.090636	10.998203	-0.83%	0	2003
	11.119112	11.090636	-0.26%	0	2002
	10.891167	11.119112	2.09%	0	2001
	10.422427	10.891167	4.50%	0	2000

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.813054	22.125147	1.43%	35	2007
	18.031528	21.813054	20.97%	10	2006
	16.327943	18.031528	10.43%	11	2005
	13.776777	16.327943	18.52%	32	2004
	10.000000	13.776777	37.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.528017	16.793597	8.15%	10	2007
	15.266316	15.528017	1.71%	6	2006
	14.330796	15.266316	6.53%	0	2005
	12.821504	14.330796	11.77%	0	2004
	9.689686	12.821504	32.32%	384	2003
	14.738777	9.689686	-34.26%	413	2002
	16.775454	14.738777	-12.14%	343	2001
	20.304522	16.775454	-17.38%	96	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	34.051054	31.241186	-8.25%	357	2007
	29.456548	34.051054	15.60%	267	2006
	28.997596	29.456548	1.58%	182	2005
	25.084829	28.997596	15.60%	8	2004
	16.227347	25.084829	54.58%	210	2003
	22.607355	16.227347	-28.22%	254	2002
	17.884672	22.607355	26.41%	227	2001
	16.318704	17.884672	9.60%	91	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.534538	27.711600	0.64%	14	2007
	24.936594	27.534538	10.42%	4	2006
	22.527605	24.936594	10.69%	0	2005
	19.205589	22.527605	17.30%	0	2004
	13.819838	19.205589	38.97%	0	2003
	16.962886	13.819838	-18.53%	0	2002
	18.451164	16.962886	-8.07%	0	2001
	17.191574	18.451164	7.33%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.896397	14.814157	6.60%	65	2007
	12.409166	13.896397	11.98%	14	2006
	11.719115	12.409166	5.89%	0	2005
	10.834968	11.719115	8.16%	0	2004
	8.622061	10.834968	25.67%	2,835	2003
	10.586142	8.622061	-18.55%	2,796	2002
	12.182869	10.586142	-13.11%	2,717	2001
	12.628895	12.182869	-3.53%	806	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.426263	18.057647	9.93%	0	2007
	14.353066	16.426263	14.44%	0	2006
	13.203617	14.353066	8.71%	0	2005
	11.280331	13.203617	17.05%	0	2004
	9.113577	11.280331	23.78%	0	2003
	10.000000	9.113577	-8.86%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.223804	3.815152	18.34%	0	2007
	2.942465	3.223804	9.56%	0	2006
	3.001143	2.942465	-1.96%	0	2005
	2.919387	3.001143	2.80%	0	2004
	1.908285	2.919387	52.98%	0	2003
	3.384294	1.908285	-43.61%	0	2002
	5.996363	3.384294	-43.56%	0	2001
	10.000000	5.996363	-40.04%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.011106	14.225227	18.43%	20	2007
	10.971442	12.011106	9.48%	14	2006
	11.189794	10.971442	-1.95%	0	2005
	10.888566	11.189794	2.77%	0	2004
	7.119398	10.888566	52.94%	0	2003
	10.000000	7.119398	-28.81%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.497892	16.284876	20.65%	0	2007
	13.735472	13.497892	-1.73%	0	2006
	12.444811	13.735472	10.37%	0	2005
	11.230190	12.444811	10.82%	0	2004
	7.477365	11.230190	50.19%	0	2003
	10.000000	7.477365	-25.23%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.685555	13.187082	-3.64%	1,876	2007
	11.980731	13.685555	14.23%	1,849	2006
	11.661238	11.980731	2.74%	1,849	2005
	10.070517	11.661238	15.80%	112	2004
	7.774693	10.070517	29.53%	90	2003
	10.539153	7.774693	-26.23%	0	2002
	12.174767	10.539153	-13.43%	0	2001
	13.821079	12.174767	-11.91%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.967937	14.400908	3.10%	758	2007
	13.518819	13.967937	3.32%	700	2006
	13.424511	13.518819	0.70%	0	2005
	12.786566	13.424511	4.99%	0	2004
	11.572500	12.786566	10.49%	0	2003
	10.953304	11.572500	5.65%	0	2002
	10.668471	10.953304	2.67%	0	2001
	10.245290	10.668471	4.13%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.904209	19.014745	12.49%	5,102	2007
	15.889314	16.904209	6.39%	5,028	2006
	15.340269	15.889314	3.58%	1,341	2005
	14.556280	15.340269	5.39%	0	2004
	11.279831	14.556280	29.05%	0	2003
	15.649321	11.279831	-27.92%	0	2002
	18.165855	15.649321	-13.85%	0	2001
	18.474301	18.165855	-1.67%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.675231	14.327425	4.77%	0	2007
	11.789981	13.675231	15.99%	0	2006
	10.465531	11.789981	12.66%	0	2005
	8.911680	10.465531	17.44%	0	2004
	6.322604	8.911680	40.95%	0	2003
	8.239576	6.322604	-23.27%	0	2002
	9.505903	8.239576	-13.32%	0	2001
	10.000000	9.505903	-4.94%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.822967	22.867724	4.79%	1,414	2007
	18.815041	21.822967	15.99%	1,375	2006
	16.697062	18.815041	12.68%	1,319	2005
	14.214155	16.697062	17.47%	14	2004
	10.000000	14.214155	42.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.567120	-4.33%	10	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.024833	15.460789	2.90%	23,174	2007
	13.253841	15.024833	13.36%	26,376	2006
	12.689909	13.253841	4.44%	19,810	2005
	11.763806	12.689909	7.87%	11,342	2004
	9.419845	11.763806	24.88%	25	2003
	11.771303	9.419845	-19.98%	0	2002
	13.296520	11.771303	-11.47%	0	2001
	14.788879	13.296520	-10.09%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.997565	9.732608	-2.65%	82	2007
	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.501698	17.290851	4.78%	699	2007
	16.263170	16.501698	1.47%	678	2006
	14.690755	16.263170	10.70%	531	2005
	12.445509	14.690755	18.04%	44	2004
	10.055227	12.445509	23.77%	0	2003
	14.130362	10.055227	-28.84%	29	2002
	20.863367	14.130362	-32.27%	16	2001
	23.849355	20.863367	-12.52%	5	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.123440	11.037872	9.03%	0	2007
	10.000000	10.123440	1.23%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.370039	11.112292	7.16%	0	2007
	10.000000	10.370039	3.70%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.994500	11.265159	2.46%	0	2007
	10.000000	10.994500	9.95%	0	2006*

SBL Fund - Series D (Global Series)	11.602156	12.448855	7.30%	0	2007
	10.000000	11.602156	16.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series)	10.315062	9.104513	-11.74%	0	2007
	10.000000	10.315062	3.15%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.004798	11.499152	4.49%	0	2007
	10.000000	11.004798	10.05%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.387009	11.536953	1.32%	0	2007
	10.000000	11.387009	13.87%	0	2006*

SBL Fund - Series P (High Yield Series)	10.571782	10.633911	0.59%	0	2007
	10.000000	10.571782	5.72%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.799047	11.732573	8.64%	0	2007
	10.000000	10.799047	7.99%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.746274	10.786546	0.37%	0	2007
	10.000000	10.746274	7.46%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.343142	10.763552	4.06%	0	2007
	10.000000	10.343142	3.43%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.817217	10.000623	-7.55%	0	2007
	10.000000	10.817217	8.17%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.987066	11.154915	1.53%	0	2007
	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.987066	11.154915	1.53%	0	2007
	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.241763	10.620058	3.69%	0	2007
	10.000000	10.241763	2.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.399424	10.806679	3.92%	21	2007
	10.000000	10.399424	3.99%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.731273	32.261466	4.98%	0	2007
	28.140902	30.731273	9.21%	0	2006
	25.437438	28.140902	10.63%	0	2005
	23.451931	25.437438	8.47%	0	2004
	18.610910	23.451931	26.01%	0	2003
	17.290213	18.610910	7.64%	0	2002
	15.936413	17.290213	8.50%	0	2001
	14.516616	15.936413	9.78%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.919012	17.975722	12.92%	0	2007
	12.908221	15.919012	23.32%	0	2006
	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.495782	10.269525	20.88%	0	2007
	7.888796	8.495782	7.69%	0	2006
	6.808374	7.888796	15.87%	0	2005
	5.681499	6.808374	19.83%	0	2004
	4.066580	5.681499	39.71%	0	2003
	5.994160	4.066580	-32.16%	0	2002
	8.605609	5.994160	-30.35%	0	2001
	10.000000	8.605609	-13.94%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.827574	30.912524	-18.28%	8,636	2007
	27.803974	37.827574	36.05%	9,014	2006
	24.101981	27.803974	15.36%	13,558	2005
	17.930553	24.101981	34.42%	11,243	2004
	13.230935	17.930553	35.52%	17	2003
	13.532141	13.230935	-2.23%	0	2002
	12.501983	13.532141	8.24%	0	2001
	12.033260	12.501983	3.90%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.528407	30.539927	35.56%	0	2007
	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.562351	60.431031	35.61%	0	2007
	32.414752	44.562351	37.48%	0	2006
	24.917339	32.414752	30.09%	0	2005
	20.083913	24.917339	24.07%	0	2004
	13.216913	20.083913	51.96%	0	2003
	13.812362	13.216913	-4.31%	0	2002
	14.275487	13.812362	-3.24%	0	2001
	24.916384	14.275487	-42.71%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.857287	32.733939	43.21%	0	2007
	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	39	2002
	12.974758	11.450041	-11.75%	25	2001
	11.817233	12.974758	9.80%	12	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.383086	13.011994	5.08%	548	2007
	11.196668	12.383086	10.60%	548	2006
	10.530600	11.196668	6.33%	548	2005
	9.038605	10.530600	16.51%	544	2004
	6.694178	9.038605	35.02%	536	2003
	9.282194	6.694178	-27.88%	502	2002
	9.781883	9.282194	-5.11%	0	2001
	10.000000	9.781883	-2.18%	0	2000*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.548182	12.527488	-0.16%	0	2007
	10.000000	12.548182	11.25%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.807776	12.994210	10.05%	0	2007
	10.000000	11.807776	4.47%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.665000	11.749454	10.17%	0	2007
	10.000000	10.665000	6.65%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.737583	11.850539	-6.96%	0	2007
	10.000000	12.737583	27.38%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.632898	21.053292	12.99%	0	2007
	14.751026	18.632898	26.32%	0	2006
	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.465441	15.221926	-1.57%	0	2007
	13.409003	15.465441	15.34%	0	2006
	13.010107	13.409003	3.07%	0	2005
	11.689405	13.010107	11.30%	0	2004
	9.174309	11.689405	27.41%	0	2003
	11.551890	9.174309	-20.58%	0	2002

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.648726	19.358592	16.28%	0	2007
	13.518429	16.648726	23.16%	0	2006
	12.117584	13.518429	11.56%	0	2005
	10.704526	12.117584	13.20%	0	2004
	8.728132	10.704526	22.64%	0	2003
	11.128268	8.728132	-21.57%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.323780	17.817993	16.28%	0	2007
	12.442593	15.323780	23.16%	0	2006
	11.168399	12.442593	11.41%	0	2005
	9.852618	11.168399	13.35%	0	2004
	8.033520	9.852618	22.64%	0	2003
	10.000000	8.033520	-19.66%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.042287	10.625020	-3.78%	0	2007
	10.000000	11.042287	10.42%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.233219	12.197158	19.19%	0	2007
	10.740502	10.233219	-4.72%	0	2006
	10.672474	10.740502	0.64%	0	2005
	9.789838	10.672474	9.02%	0	2004
	7.957490	9.789838	23.03%	0	2003
	10.000000	7.957490	-20.43%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.190011	19.798017	-6.57%	0	2007
	18.129889	21.190011	16.88%	0	2006
	17.523098	18.129889	3.46%	0	2005
	15.559667	17.523098	12.62%	0	2004
	12.249189	15.559667	27.03%	0	2003
	14.232053	12.249189	-13.93%	0	2002

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.530785	13.120619	37.67%	0	2007
	10.000000	9.530785	-4.69%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.663455	11.499777	7.84%	0	2007
	10.656245	10.663455	0.07%	0	2006
	10.651623	10.656245	0.04%	0	2005
	10.219974	10.651623	4.22%	0	2004
	10.000000	10.219974	2.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.213688	15.337288	-5.41%	0	2007
	14.539998	16.213688	11.51%	0	2006
	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.403857	17.689487	14.84%	0	2007
	13.179340	15.403857	16.88%	0	2006
	11.392661	13.179340	15.68%	0	2005
	10.080063	11.392661	13.02%	0	2004
	7.689031	10.080063	31.10%	0	2003
	9.746211	7.689031	-21.11%	0	2002

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.016535	17.059263	0.25%	0	2007
	14.474136	17.016535	17.57%	0	2006
	13.587410	14.474136	6.53%	0	2005
	12.388960	13.587410	9.67%	0	2004
	10.048782	12.388960	23.29%	0	2003
	13.265780	10.048782	-24.25%	0	2002

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.737340	14.420003	-2.15%	0	2007
	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	0	2004
	7.597901	10.311541	35.72%	0	2003
	10.000000	7.597901	-24.02%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	10.911525	11.583691	6.16%	0	2007
	10.143929	10.911525	7.57%	0	2006
	9.938626	10.143929	2.07%	0	2005
	9.499959	9.938626	4.62%	0	2004
	7.654150	9.499959	24.12%	0	2003
	10.936572	7.654150	-30.01%	0	2002

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.135644	14.654133	3.67%	0	2007
	12.424711	14.135644	13.77%	0	2006
	12.048127	12.424711	3.13%	0	2005
	11.055229	12.048127	8.98%	0	2004
	8.743455	11.055229	26.44%	0	2003
	11.433642	8.743455	-23.53%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.196462	14.979668	5.52%	0	2007
	12.373260	14.196462	14.74%	0	2006
	12.034289	12.373260	2.82%	0	2005
	11.630648	12.034289	3.47%	0	2004
	9.744716	11.630648	19.35%	0	2003
	11.878721	9.744716	-17.96%	0	2002

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.291629	9.985894	-2.97%	0	2007
	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.114438	13.612057	3.79%	0	2007
	12.782592	13.114438	2.60%	0	2006
	12.810509	12.782592	-0.22%	0	2005
	12.551247	12.810509	2.07%	0	2004
	12.176693	12.551247	3.08%	0	2003
	11.309545	12.176693	7.67%	0	2002

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.104112	23.267756	15.74%	53	2007
	18.289700	20.104112	9.92%	53	2006
	15.890209	18.289700	15.10%	53	2005
	13.986657	15.890209	13.61%	54	2004
	11.062836	13.986657	26.43%	54	2003
	12.400091	11.062836	-10.78%	54	2002

Fidelity Variable Insurance Products Fund - Energy Portfolio: Service Class 2 - Q/NQ	9.364090	13.432461	43.45%	306	2007
	10.000000	9.364090	-6.36%	287	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.458770	17.439229	-0.11%	87	2007
	14.760062	17.458770	18.28%	87	2006
	14.168390	14.760062	4.18%	87	2005
	12.914155	14.168390	9.71%	88	2004
	10.068066	12.914155	28.27%	88	2003
	12.314799	10.068066	-18.24%	88	2002

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.996390	12.114380	21.19%	0	2007
	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	0	2004
	6.672816	8.522420	27.72%	0	2003
	8.676041	6.672816	-23.09%	0	2002

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.396773	15.490725	24.96%	0	2007
	11.791270	12.396773	5.14%	0	2006
	11.327678	11.791270	4.09%	0	2005
	11.136737	11.327678	1.71%	0	2004
	8.514851	11.136737	30.79%	0	2003
	12.384853	8.514851	-31.25%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.277015	11.402019	1.11%	0	2007
	10.297247	11.277015	9.51%	0	2006
	10.196357	10.297247	0.99%	0	2005
	9.456304	10.196357	7.83%	0	2004
	7.560980	9.456304	25.07%	0	2003
	7.408079	7.560980	2.06%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.786127	-2.14%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.737396	11.020864	2.64%	0	2007
	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	0	2004
	10.000000	10.114979	1.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.843302	11.196312	13.75%	308	2007
	10.000000	9.843302	-1.57%	287	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.772964	20.517005	15.44%	0	2007
	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.573237	19.135070	15.46%	0	2007
	14.264458	16.573237	16.19%	0	2006
	12.176620	14.264458	17.15%	0	2005
	10.891962	12.176620	11.79%	0	2004
	7.718997	10.891962	41.11%	0	2003
	10.000000	7.718997	-22.81%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.000119	15.601198	4.01%	116	2007
	13.105208	15.000119	14.46%	117	2006
	12.972801	13.105208	1.02%	117	2005
	11.554180	12.972801	12.28%	117	2004
	7.433831	11.554180	55.43%	118	2003
	10.000000	7.433831	-25.66%	118	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.104529	11.347958	2.19%	0	2007
	10.000000	11.104529	11.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.143557	9.752789	-3.85%	0	2007
	10.000000	10.143557	1.44%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.655440	13.506531	26.76%	0	2007
	10.000000	10.655440	6.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.660044	17.859129	14.04%	0	2007
	13.063390	15.660044	19.88%	0	2006
	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.843323	12.329457	13.71%	0	2007
	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.435795	11.412418	9.36%	0	2007
	10.000000	10.435795	4.36%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.077968	14.205869	0.91%	0	2007
	12.231867	14.077968	15.09%	0	2006
	11.370133	12.231867	7.58%	0	2005
	10.000000	11.370133	13.70%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.492349	11.428589	34.58%	0	2007
	7.901043	8.492349	7.48%	0	2006
	7.126209	7.901043	10.87%	0	2005
	6.132757	7.126209	16.20%	0	2004
	5.178331	6.132757	18.43%	0	2003
	6.253323	5.178331	-17.19%	0	2002

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.888995	4.661468	19.86%	0	2007
	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.888578	14.256608	19.92%	0	2007
	11.181353	11.888578	6.33%	0	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	0	2004
	7.083279	10.265717	44.93%	0	2003
	10.000000	7.083279	-29.17%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.085427	16.499263	26.09%	0	2007
	9.059618	13.085427	44.44%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.510007	28.394698	26.14%	160	2007
	15.577572	22.510007	44.50%	151	2006
	11.978709	15.577572	30.04%	0	2005
	10.244286	11.978709	16.93%	0	2004
	7.729765	10.244286	32.53%	0	2003
	10.000000	7.729765	-22.70%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.180267	10.505182	3.19%	0	2007
	9.918119	10.180267	2.64%	0	2006
	9.925486	9.918119	-0.07%	0	2005
	9.998725	9.925486	-0.73%	0	2004
	10.000000	9.998725	-0.01%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.015019	19.054203	5.77%	0	2007
	16.130788	18.015019	11.68%	0	2006
	15.107957	16.130788	6.77%	0	2005
	13.243553	15.107957	14.08%	0	2004
	10.204085	13.243553	29.79%	0	2003
	14.084942	10.204085	-27.55%	0	2002

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.344546	10.515925	1.66%	0	2007
	10.000000	10.344546	3.45%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.363480	22.161214	20.68%	0	2007
	16.253984	18.363480	12.98%	0	2006
	14.507227	16.253984	12.04%	0	2005
	12.663026	14.507227	14.56%	0	2004
	10.037926	12.663026	26.15%	0	2003
	14.422615	10.037926	-30.40%	0	2002

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.817070	19.186615	7.69%	0	2007
	16.115010	17.817070	10.56%	0	2006
	13.858698	16.115010	16.28%	0	2005
	11.825710	13.858698	17.19%	0	2004
	8.887227	11.825710	33.06%	0	2003
	11.894405	8.887227	-25.28%	0	2002

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.286513	14.082459	5.99%	0	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.166351	10.318755	1.50%	0	2007
	10.000000	10.166351	1.66%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.451726	10.926297	4.54%	0	2007
	10.000000	10.451726	4.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.433824	10.582931	1.43%	0	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.734006	12.090799	12.64%	0	2007
	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.792857	-2.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.207908	14.432295	1.58%	0	2007
	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	0	2005
	11.924059	12.931102	8.45%	0	2004
	9.900524	11.924059	20.44%	0	2003
	9.737236	9.900524	1.68%	0	2002

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.369143	11.552447	1.61%	0	2007
	10.435727	11.369143	8.94%	0	2006
	10.000000	10.435727	4.36%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.058810	33.063004	43.39%	0	2007
	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.521530	36.586463	43.36%	0	2007
	18.960812	25.521530	34.60%	0	2006
	14.510224	18.960812	30.67%	0	2005
	12.198995	14.510224	18.95%	0	2004
	7.495729	12.198995	62.75%	0	2003
	10.000000	7.495729	-25.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.616464	20.889061	18.58%	0	2007
	12.997702	17.616464	35.54%	0	2006
	12.392247	12.997702	4.89%	0	2005
	9.681501	12.392247	28.00%	0	2004
	7.915587	9.681501	22.31%	0	2003
	10.000000	7.915587	-20.84%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.221441	15.304786	25.23%	0	2007
	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.558384	24.493336	25.23%	0	2007
	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	0	2004
	7.756602	10.339912	33.30%	0	2003
	10.000000	7.756602	-22.43%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.687268	19.706262	18.09%	0	2007
	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.487719	26.565458	18.13%	0	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.867112	12.228766	3.05%	0	2007
	10.732682	11.867112	10.57%	0	2006
	10.625505	10.732682	1.01%	0	2005
	9.943010	10.625505	6.86%	0	2004
	8.524600	9.943010	16.64%	0	2003
	9.869728	8.524600	-13.63%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.981633	18.485638	-2.61%	0	2007
	16.013293	18.981633	18.54%	0	2006
	14.622915	16.013293	9.51%	0	2005
	12.256137	14.622915	19.31%	0	2004
	8.795864	12.256137	39.34%	0	2003
	10.000000	8.795864	-12.04%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.825824	13.536704	5.54%	0	2007
	12.599616	12.825824	1.80%	0	2006
	12.386709	12.599616	1.72%	0	2005
	12.178075	12.386709	1.71%	0	2004
	12.121079	12.178075	0.47%	0	2003
	11.087778	12.121079	9.32%	0	2002

NVIT NVIT Growth Fund: Class I - Q/NQ	7.015054	8.259649	17.74%	0	2007
	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.022665	14.522885	11.52%	0	2007
	12.872588	13.022665	1.17%	0	2006
	12.052762	12.872588	6.80%	0	2005
	11.346316	12.052762	6.23%	0	2004
	8.422011	11.346316	34.72%	0	2003
	10.000000	8.422011	-15.78%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.554601	11.992742	3.79%	0	2007
	11.049006	11.554601	4.58%	0	2006
	10.857746	11.049006	1.76%	0	2005
	10.533052	10.857746	3.08%	0	2004
	9.909899	10.533052	6.29%	0	2003
	10.000000	9.909899	-0.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.354247	12.880912	4.26%	0	2007
	11.567555	12.354247	6.80%	0	2006
	11.239043	11.567555	2.92%	0	2005
	10.647898	11.239043	5.55%	0	2004
	9.507569	10.647898	11.99%	0	2003
	10.000000	9.507569	-4.92%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.087664	13.619819	4.07%	0	2007
	11.931793	13.087664	9.69%	0	2006
	11.498473	11.931793	3.77%	0	2005
	10.657265	11.498473	7.89%	0	2004
	9.012363	10.657265	18.25%	0	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.040065	14.678830	4.55%	0	2007
	12.443859	14.040065	12.83%	0	2006
	11.798411	12.443859	5.47%	0	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	0	2003
	10.000000	8.566085	-14.34%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.668581	15.308184	4.36%	0	2007
	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.003891	16.109780	7.37%	0	2007
	13.858670	15.003891	8.26%	0	2006
	12.820158	13.858670	8.10%	0	2005
	11.284555	12.820158	13.61%	0	2004
	8.175099	11.284555	38.04%	0	2003
	13.177611	8.175099	-37.96%	0	2002

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.250660	25.690552	5.94%	0	2007
	22.403405	24.250660	8.25%	0	2006
	20.288824	22.403405	10.42%	0	2005
	11.797782	20.288824	14.00%	0	2004
	13.418734	11.797782	32.63%	0	2003
	16.084876	13.418734	-16.58%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.342165	11.706507	3.21%	0	2007
	11.015384	11.342165	2.97%	0	2006
	10.892063	11.015384	1.13%	0	2005
	10.968931	10.892063	-0.70%	0	2004
	11.066732	10.968931	-0.88%	0	2003
	11.100780	11.066732	-0.31%	0	2002

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.772574	22.072817	1.38%	0	2007
	18.007172	21.772574	20.91%	0	2006
	16.314137	18.007172	10.38%	0	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.467798	16.719936	8.10%	0	2007
	15.214808	15.467798	1.66%	0	2006
	14.289660	15.214808	6.47%	0	2005
	12.791193	14.289660	11.71%	0	2004
	9.671672	12.791193	32.25%	0	2003
	14.718863	9.671672	-34.29%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.908952	31.094922	-8.30%	0	2007
	29.348465	33.908952	15.54%	0	2006
	28.905822	29.348465	1.53%	0	2005
	25.018122	28.905822	15.54%	0	2004
	16.192394	25.018122	54.51%	0	2003
	22.570133	16.192394	-28.26%	0	2002

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.419590	27.581842	0.59%	0	2007
	24.845062	27.419590	10.36%	0	2006
	22.456273	24.845062	10.64%	0	2005
	19.154484	22.456273	17.24%	0	2004
	13.790055	19.154484	38.90%	0	2003
	16.934952	13.790055	-18.57%	0	2002

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.838380	14.744782	6.55%	0	2007
	12.363615	13.838380	11.93%	0	2006
	11.682001	12.363615	5.83%	0	2005
	10.806133	11.682001	8.11%	0	2004
	8.603482	10.806133	25.60%	0	2003
	10.568710	8.603482	-18.59%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.385241	18.003353	9.88%	0	2007
	14.324469	16.385241	14.39%	0	2006
	13.183976	14.324469	8.65%	0	2005
	11.269271	13.183976	16.99%	0	2004
	9.109258	11.269271	23.71%	0	2003
	10.000000	9.109258	-8.91%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.213573	3.801112	18.28%	0	2007
	2.934614	3.213573	9.51%	0	2006
	2.994660	2.934614	-2.01%	0	2005
	2.914558	2.994660	2.75%	0	2004
	1.906091	2.914558	52.91%	0	2003
	3.382136	1.906091	-43.64%	0	2002

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.982716	14.184359	18.37%	0	2007
	10.951058	11.982716	9.42%	0	2006
	11.174663	10.951058	-2.00%	0	2005
	10.879360	11.174663	2.71%	0	2004
	7.116977	10.879360	52.86%	0	2003
	10.000000	7.116977	-28.83%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.464193	16.235926	20.59%	0	2007
	13.708128	13.464193	-1.78%	0	2006
	12.426323	13.708128	10.32%	0	2005
	11.219200	12.426323	10.76%	0	2004
	7.473837	11.219200	50.11%	0	2003
	10.000000	7.473837	-25.26%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.628411	13.125312	-3.69%	0	2007
	11.936752	13.628411	14.17%	0	2006
	11.624315	11.936752	2.69%	0	2005
	10.043723	11.624315	15.74%	0	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.909639	14.333485	3.05%	0	2007
	13.469205	13.909639	3.27%	0	2006
	13.382009	13.469205	0.65%	0	2005
	12.752538	13.382009	4.94%	0	2004
	11.547565	12.752538	10.43%	0	2003
	10.935239	11.547565	5.60%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.833637	18.925714	12.43%	0	2007
	15.830998	16.833637	6.33%	0	2006
	15.291700	15.830998	3.53%	0	2005
	14.517548	15.291700	5.33%	0	2004
	11.255526	14.517548	28.98%	0	2003
	15.623539	11.255526	-27.96%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.629059	14.271766	4.72%	0	2007
	11.756121	13.629059	15.93%	0	2006
	10.440758	11.756121	12.60%	0	2005
	8.895100	10.440758	17.38%	0	2004
	6.314040	8.895100	40.88%	0	2003
	8.232600	6.314040	-23.30%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.782493	22.813666	4.73%	0	2007
	18.789648	21.782493	15.93%	0	2006
	16.682960	18.789648	12.63%	0	2005
	14.209351	16.682960	17.41%	0	2004
	10.000000	14.209351	42.09%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.563886	-4.36%	0	2007*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.962113	15.388393	2.85%	0	2007
	13.205210	14.962113	13.30%	0	2006
	12.649738	13.205210	4.39%	0	2005
	11.732516	12.649738	7.82%	0	2004
	9.399555	11.732516	24.82%	0	2003
	11.751920	9.399555	-20.02%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.994196	9.724370	-2.70%	307	2007
	10.000000	9.994196	-0.06%	286	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.432771	17.209838	4.73%	58	2007
	16.203447	16.432771	1.42%	58	2006
	14.644219	16.203447	10.65%	58	2005
	12.412379	14.644219	17.98%	58	2004
	10.033548	12.412379	23.71%	59	2003
	14.107081	10.033548	-28.88%	59	2002

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.120458	11.028989	8.98%	0	2007
	10.000000	10.120458	1.20%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.366984	11.103352	7.10%	0	2007
	10.000000	10.366984	3.67%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.991407	11.256238	2.41%	0	2007
	10.000000	10.991407	9.91%	0	2006*

SBL Fund - Series D (Global Series)	11.598891	12.439008	7.24%	0	2007
	10.000000	11.598891	15.99%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.312149	9.097298	-11.78%	0	2007
	10.000000	10.312149	3.12%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	11.001693	11.490037	4.44%	0	2007
	10.000000	11.001693	10.02%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.383794	11.527802	1.27%	0	2007
	10.000000	11.383794	13.84%	0	2006*

SBL Fund - Series P (High Yield Series)	10.568800	10.625490	0.54%	0	2007
	10.000000	10.568800	5.69%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.796002	11.723275	8.59%	0	2007
	10.000000	10.796002	7.96%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.743245	10.777996	0.32%	0	2007
	10.000000	10.743245	7.43%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.340219	10.755028	4.01%	0	2007
	10.000000	10.340219	3.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series)	10.814168	9.992694	-7.60%	0	2007
	10.000000	10.814168	8.14%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.983371	11.145496	1.48%	0	2007
	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.983371	11.145496	1.48%	0	2007
	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.238277	10.611026	3.64%	0	2007
	10.000000	10.238277	2.38%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.603032	32.110447	4.93%	0	2007
	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	0	2004
	18.570832	23.389566	25.95%	0	2003
	17.261739	18.570832	7.58%	0	2002

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.881416	17.924126	12.86%	0	2007
	12.884245	15.881416	23.26%	0	2006
	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.467069	10.229590	20.82%	0	2007
	7.866116	8.467069	7.64%	0	2006
	6.792239	7.866116	15.81%	0	2005
	5.670913	6.792239	19.77%	0	2004
	4.061066	5.670913	39.64%	0	2003
	5.989084	4.061066	-32.19%	0	2002

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.669761	30.767842	-18.32%	91	2007
	27.701981	37.669761	35.98%	85	2006
	24.025710	27.701981	15.30%	0	2005
	17.882880	24.025710	34.35%	0	2004
	13.202435	17.882880	35.45%	0	2003
	13.509845	13.202435	-2.28%	0	2002

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.498101	30.483292	35.49%	0	2007
	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.376351	60.148122	35.54%	0	2007
	32.295777	44.376351	37.41%	0	2006
	24.838435	32.295777	30.02%	0	2005
	20.030473	24.838435	24.00%	0	2004
	13.188423	20.030473	51.88%	0	2003
	13.789595	13.188423	-4.36%	0	2002

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.826527	32.673221	43.14%	0	2007
	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.980940	50.080524	43.17%	0	2007
	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.341291	12.961461	5.03%	0	2007
	11.164518	12.341291	10.54%	0	2006
	10.505672	11.164518	6.27%	0	2005
	9.021800	10.505672	16.45%	0	2004
	6.685114	9.021800	34.95%	0	2003
	9.274332	6.685114	-27.92%	0	2002

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.518519	12.491500	-0.22%	0	2007

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.779890	12.956910	9.99%	0	2007

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.585319	14.784302	8.83%	0	2007

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.661992	11.740142	10.11%	0	2007

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.733986	11.841142	-7.01%	0	2007

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.588802	20.992749	12.93%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.400828	15.150584	-1.62%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.579251	19.267971	16.22%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.287576	17.766815	16.22%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.038582	10.616031	-3.83%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.209023	12.162112	19.13%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.101512	19.705270	-6.62%	0	2007

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.527574	13.109516	37.60%	0	2007

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.643627	11.472534	7.79%	33	2007

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.145913	15.265381	-5.45%	0	2007

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.339479	17.606576	14.78%	0	2007

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.945489	16.979367	0.20%	0	2007

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.702514	14.378592	-2.20%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	10.865963	11.529422	6.11%	0	2007

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.076570	14.585446	3.62%	0	2007

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.137200	14.909523	5.46%	0	2007

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.288158	9.977420	-3.02%	0	2007

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.063536	13.552311	3.74%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	20.020089	23.158696	15.68%	251	2007

Fidelity Variable Insurance Products Fund - Energy Portfolio: Service Class 2 - Q/NQ	9.360928	13.421070	43.37%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.385893	17.357577	-0.16%	269	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.494851	11.224535	6.95%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.514805	11.403328	8.45%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.534920	11.533156	9.48%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.954596	12.057582	21.13%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.345038	15.418206	24.89%	0	2007

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.229923	11.348609	1.06%	0	2007

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.782807	-2.17%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.717458	10.994792	2.59%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.839985	11.186819	13.69%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.698704	20.420848	15.38%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.534063	19.080088	15.40%	0	2007

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.964645	15.556357	3.95%	34	2007

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.100789	11.338348	2.14%	0	2007

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.140131	9.744526	-3.90%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.651851	13.495083	26.69%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.623013	17.807816	13.98%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.839679	12.319021	13.65%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.432283	11.402754	9.30%	0	2007

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.059007	14.179487	0.86%	0	2007

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.462578	11.382719	34.51%	0	2007

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.875357	4.642758	19.80%	0	2007

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.860451	14.215620	19.86%	0	2007

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.766841	17.517750	4.48%	0	2007

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.039486	16.432956	26.02%	0	2007

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.456808	28.313138	26.08%	0	2007

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.161335	10.480296	3.14%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.350718	15.199863	5.92%	0	2007

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.976079	13.829095	-1.05%	0	2007

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.939803	18.964959	5.71%	0	2007

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.286759	22.057366	20.62%	0	2007

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.742630	19.096698	7.63%	0	2007

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.268612	14.056308	5.94%	0	2007

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.341055	10.507016	1.60%	0	2007

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.162920	10.310009	1.45%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.448212	10.917058	4.49%	0	2007

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.430304	10.573953	1.38%	0	2007

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.730389	12.080556	12.58%	0	2007

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.257600	11.299224	10.15%	0	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.789543	-2.10%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.148553	14.364668	1.53%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.359568	11.536825	1.56%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.985864	32.941605	43.31%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.461205	36.481374	43.28%	32	2007

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.572461	20.826261	18.52%	0	2007

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.182757	15.248556	25.17%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.512150	24.422976	25.17%	0	2007

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.617558	19.613938	18.03%	0	2007

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.445955	26.502591	18.07%	0	2007

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.817540	12.171473	2.99%	0	2007

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.934225	18.430052	-2.66%	0	2007

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.772282	13.473320	5.49%	0	2007

NVIT NVIT Growth Fund: Class I - Q/NQ	6.985741	8.220945	17.68%	0	2007

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.990119	14.479203	11.46%	0	2007

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.849859	11.683575	7.68%	0	2007

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.525753	11.956703	3.74%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.323405	12.842197	4.21%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.054979	13.578871	4.01%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.005009	14.634701	4.50%	0	2007

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.631960	15.262171	4.31%	0	2007

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.941222	16.034309	7.32%	0	2007

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.149432	25.570254	5.88%	0	2007

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.294770	11.651639	3.16%	0	2007

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.732167	22.020598	1.33%	0	2007

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.407749	16.646531	8.04%	0	2007

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.767343	30.949250	-8.35%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.305066	27.452618	0.54%	0	2007

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.780579	14.675695	6.50%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.344306	17.949209	9.82%	0	2007

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.203426	3.787163	18.22%	0	2007

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.954384	14.143613	18.31%	0	2007

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.430555	16.187096	20.52%	0	2007

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.571478	13.063813	-3.74%	0	2007

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.851522	14.266311	2.99%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.763314	18.837030	12.37%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.583024	14.216315	4.66%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.742014	22.759649	4.68%	238	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.560634	-4.39%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.498653	10.324542	-1.66%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.899636	15.316318	2.80%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.990835	9.716144	-2.75%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.364120	17.129200	4.68%	31	2007

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.117473	11.020109	8.92%	0	2007

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.363926	11.094409	7.05%	0	2007

Royce Capital Fund - Royce Micro-Cap Portfolio	10.988299	11.247316	2.36%	0	2007

SBL Fund - Series D (Global Series)	11.595612	12.429150	7.19%	0	2007

SBL Fund - Series J (Mid Cap Growth Series)	10.309227	9.090064	-11.83%	0	2007

SBL Fund - Series N (Managed Asset Allocation Series)	10.998587	11.480932	4.39%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (Equity Income Series)	11.380584	11.518668	1.21%	0	2007

SBL Fund - Series P (High Yield Series)	10.565815	10.617056	0.48%	0	2007

SBL Fund - Series Q (Small Cap Value Series)	10.792948	11.713981	8.53%	0	2007

SBL Fund - Series V (Mid Cap Value Series)	10.740205	10.769443	0.27%	0	2007

SBL Fund - Series X (Small Cap Growth Series)	10.337299	10.746502	3.96%	0	2007

SBL Fund - Series Y (Select 25 Series)	10.811115	9.984781	-7.64%	0	2007

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.533157	11.664029	10.74%	0	2007

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.979668	11.136039	1.42%	0	2007

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.234786	10.601996	3.59%	0	2007

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.392434	10.788393	3.81%	0	2007

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.475338	31.960149	4.87%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.843866	17.872621	12.80%	0	2007

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.438463	10.189834	20.75%	0	2007

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.512402	30.623664	-18.36%	0	2007

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.467806	30.426723	35.42%	0	2007

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.191018	59.866379	35.47%	0	2007

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.795807	32.612600	43.06%	0	2007

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.834877	49.845964	43.09%	0	2007

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.299621	12.911112	4.97%	0	2007

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.488897	12.455580	-0.27%	0	2007
	10.000000	12.488897	11.14%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.752005	12.919640	9.94%	0	2007
	10.000000	11.752005	4.37%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.658976	11.730836	10.06%	0	2007
	10.000000	10.658976	6.59%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.730391	11.831754	-7.06%	0	2007
	10.000000	12.730391	27.30%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.544861	20.932428	12.87%	0	2007
	14.696197	18.544861	26.19%	0	2006
	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.336528	15.079630	-1.68%	0	2007
	13.310693	15.336528	15.22%	0	2006
	12.927802	13.310693	2.96%	0	2005
	11.627252	12.927802	11.19%	0	2004
	9.134791	11.627252	27.29%	0	2003
	11.513844	9.134791	-20.66%	0	2002
	12.768846	11.513844	-9.83%	0	2001
	14.516288	12.768846	-12.04%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.509933	19.177624	16.16%	0	2007
	13.419312	16.509933	23.03%	0	2006
	12.040921	13.419312	11.45%	0	2005
	10.647602	12.040921	13.09%	0	2004
	8.690538	10.647602	22.52%	0	2003
	11.091611	8.690538	-21.65%	0	2002
	15.916904	11.091611	-30.32%	0	2001
	19.446544	15.916904	-18.15%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.251380	17.715714	16.16%	0	2007
	12.396360	15.251380	23.03%	0	2006
	11.138173	12.396360	11.30%	0	2005
	9.835934	11.138173	13.24%	0	2004
	8.028048	9.835934	22.52%	0	2003
	10.000000	8.028048	-19.72%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.184858	12.127120	19.07%	0	2007
	10.700584	10.184858	-4.82%	0	2006
	10.643580	10.700584	0.54%	0	2005
	9.773254	10.643580	8.91%	0	2004
	7.952075	9.773254	22.90%	0	2003
	10.000000	7.952075	-20.48%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.013380	19.612934	-6.66%	0	2007
	17.996978	21.013380	16.76%	0	2006
	17.412261	17.996978	3.36%	0	2005
	15.476950	17.412261	12.50%	0	2004
	12.196439	15.476950	26.90%	0	2003
	14.185172	12.196439	-14.02%	0	2002
	12.778642	14.185172	-11.01%	0	2001
	10.991130	12.778642	16.26%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.524358	13.098414	37.53%	0	2007
	10.000000	9.524358	-4.76%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.623823	11.445340	7.73%	0	2007
	10.627401	10.623823	-0.03%	0	2006
	10.633557	10.627401	-0.06%	0	2005
	10.213008	10.633557	4.12%	0	2004
	10.000000	10.213008	2.13%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.078476	15.193867	-5.50%	0	2007
	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001
	20.630231	16.456572	-20.23%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.275351	17.524020	14.72%	0	2007
	13.082639	15.275351	16.76%	0	2006
	11.320526	13.082639	15.57%	0	2005
	10.026413	11.320526	12.91%	0	2004
	7.655883	10.026413	30.96%	0	2003
	9.714079	7.655883	-21.19%	0	2002
	12.702702	9.714079	-23.53%	0	2001
	17.419297	12.702702	-27.08%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.874645	16.899750	0.15%	0	2007
	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001
	12.420923	13.312463	7.18%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.667756	14.337260	-2.25%	116	2007
	13.028113	14.667756	12.59%	109	2006
	12.346278	13.028113	5.52%	94	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	10.820520	11.475348	6.05%	0	2007
	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	0	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	0	2003
	10.900528	7.621164	-30.08%	0	2002
	14.309420	10.900528	-23.82%	0	2001
	16.344103	14.309420	-12.45%	16	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	14.017785	14.517123	3.56%	12	2007
	12.333598	14.017785	13.66%	12	2006
	11.971890	12.333598	3.02%	0	2005
	10.996431	11.971890	8.87%	0	2004
	8.705780	10.996431	26.31%	0	2003
	11.395964	8.705780	-23.61%	0	2002
	13.188992	11.395964	-13.59%	0	2001
	14.773416	13.188992	-10.72%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	14.078129	14.839651	5.41%	0	2007
	12.282546	14.078129	14.62%	0	2006
	11.958170	12.282546	2.71%	0	2005
	11.568814	11.958170	3.37%	0	2004
	9.702740	11.568814	19.23%	0	2003
	11.839596	9.702740	-18.05%	0	2002
	13.268495	11.839596	-10.77	0	2001
	13.571399	13.268495	-2.23%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.284704	9.968983	-3.07%	0	2007
	10.000000	10.284704	2.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.012844	13.492834	3.69%	0	2007
	12.696417	13.012844	2.49%	0	2006
	12.737045	12.696417	-0.32%	0	2005
	12.491949	12.737045	1.96%	0	2004
	12.131471	12.491949	2.97%	0	2003
	11.278978	12.131471	7.56%	0	2002
	10.612780	11.278978	6.28%	165	2001
	9.764075	10.612780	8.69%	0	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	19.936457	23.050179	15.62%	0	2007
	18.155558	19.936457	9.81%	0	2006
	15.789650	18.155558	14.98%	0	2005
	13.912260	15.789650	13.49%	0	2004
	11.015156	13.912260	26.30%	0	2003
	12.359225	11.015156	-10.88%	0	2002
	14.333260	12.359225	-13.77%	0	2001
	15.613554	14.333260	-8.20%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.357772	13.409697	43.30%	0	2007
	10.000000	9.357772	-6.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.313177	17.276143	-0.21%	941	2007
	14.651799	17.313177	18.16%	840	2006
	14.078719	14.651799	4.07%	713	2005
	12.845461	14.078719	9.60%	0	2004
	10.024679	12.845461	28.14%	0	2003
	12.274215	10.024679	-18.33%	0	2002
	13.143893	12.274215	-6.62%	0	2001
	12.332164	13.143893	6.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.913004	12.001064	21.06%	0	2007
	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	0	2002
	10.272119	8.647434	-15.82%	0	2001
	12.603267	10.272119	-18.50%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.293412	15.345904	24.83%	0	2007
	11.704811	12.293412	5.03%	0	2006
	11.256004	11.704811	3.99%	0	2005
	11.077503	11.256004	1.61%	0	2004
	8.478157	11.077503	30.66%	0	2003
	12.344049	8.478157	-31.32%	0	2002
	15.249368	12.344049	-19.05%	0	2001
	17.424460	15.249368	-12.48%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.182974	11.295399	1.01%	0	2007
	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	0	2004
	7.528392	9.406006	24.94%	0	2003
	7.383653	7.528392	1.96%	0	2002
	8.517712	7.383653	-13.31%	0	2001
	11.184683	8.517712	-23.84%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.779485	-2.21%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.697536	10.968752	2.54%	64	2007
	10.422813	10.697536	2.64%	43	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.836672	11.177345	13.63%	0	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.624769	20.325159	15.32%	0	2007
	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	0	2002
	13.576001	10.515875	-22.54%	0	2001
	17.063506	13.576001	-20.44%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.494924	19.025215	15.34%	33	2007
	14.211442	16.494924	16.07%	15	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.929260	15.511651	3.90%	0	2007
	13.056524	14.929260	14.34%	0	2006
	12.937705	13.056524	0.92%	0	2005
	11.534626	12.937705	12.16%	0	2004
	7.428775	11.534626	55.27%	0	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.097057	11.328748	2.09%	0	2007
	10.000000	11.097057	10.97%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.648257	13.483652	26.63%	0	2007
	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.586068	17.756634	13.93%	0	2007
	13.014844	15.586068	19.76%	0	2006
	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.836015	12.308557	13.59%	5	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.040063	14.153158	0.81%	0	2007
	12.211289	14.040063	14.98%	0	2006
	11.362502	12.211289	7.47%	0	2005
	10.000000	11.362502	13.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.432856	11.336953	34.44%	0	2007
	7.853644	8.432856	7.38%	0	2006
	7.090622	7.853644	10.76%	0	2005
	6.108331	7.090622	16.08%	0	2004
	5.162942	6.108331	18.31%	0	2003
	6.241085	5.162942	-17.27%	0	2002
	8.114733	6.241085	-23.09%	0	2001
	10.000000	8.114733	-18.85%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.861747	4.624093	19.74%	0	2007
	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001
	10.000000	6.485104	-35.15%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.832408	14.174782	19.80%	0	2007
	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.735656	17.476239	4.43%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.993737	16.366939	25.96%	0	2007
	9.005239	12.993737	44.29%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	0	2001
	10.000000	8.151333	-18.49%	28	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.403696	28.231761	26.01%	0	2007
	15.519699	22.403696	44.36%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.142483	10.455501	3.09%	21	2007
	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.864838	18.876076	5.66%	0	2007
	16.012526	17.864838	11.57%	0	2006
	15.012385	16.012526	6.66%	0	2005
	13.173140	15.012385	13.96%	0	2004
	10.160128	13.173140	29.66%	0	2003
	14.038550	10.160128	-27.63%	0	2002
	14.486662	14.038550	-3.09%	0	2001
	14.556239	14.486662	-0.48%	0	2000

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.210318	21.953953	20.56%	0	2007
	16.134753	18.210318	12.86%	0	2006
	14.415391	16.134753	11.93%	0	2005
	12.595653	14.415391	14.45%	0	2004
	9.994652	12.595653	26.02%	0	2003
	14.375068	9.994652	-30.47%	0	2002
	19.389212	14.375068	-25.86%	0	2001
	21.291440	19.389212	-8.93%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.668499	19.007198	7.58%	0	2007
	15.996827	17.668499	10.45%	0	2006
	13.770990	15.996827	16.16%	0	2005
	11.762808	13.770990	17.07%	0	2004
	8.848923	11.762808	32.93%	0	2003
	11.855202	8.848923	-25.36%	0	2002
	12.399807	11.855202	-4.39%	0	2001
	12.512486	12.399807	-0.90%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.250742	14.030202	5.88%	17	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.337579	10.498118	1.55%	12	2007
	10.000000	10.337579	3.38%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.159497	10.301272	1.40%	0	2007
	10.000000	10.159497	1.59%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.254148	11.289658	10.10%	339	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.786217	-2.14%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006
	10.000000	10.428702	4.29%	0	2005
	11.860661	12.849293	8.34%	0	2004
	9.857878	11.860661	20.32%	0	2003
	9.705141	9.857878	1.57%	0	2002
	9.464778	9.705141	2.54%	0	2001
	10.485712	9.464778	-9.74%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	14.089452	14.297368	1.48%	0	2007
	12.945246	14.089452	8.84%	0	2006
	12.849293	12.945246	0.75%	0	2005
	11.860661	12.849293	8.34%	0	2004
	9.857878	11.860661	20.32%	0	2003
	9.705141	9.857878	1.57%	0	2002
	9.464778	9.705141	2.54%	0	2001
	10.485712	9.464778	-9.74%	0	2000

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001
	10.000000	8.678451	-13.22%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.401015	36.376576	43.21%	0	2007
	18.890385	25.401015	34.47%	0	2006
	14.470955	18.890385	30.54%	0	2005
	12.178340	14.470955	18.83%	0	2004
	7.490620	12.178340	62.58%	0	2003
	10.000000	7.49062	-25.09%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.528557	20.763628	18.46%	0	2007
	12.945937	17.528557	35.40%	0	2006
	12.355390	12.945937	4.78%	0	2005
	9.662506	12.355390	27.87%	0	2004
	7.908084	9.662506	22.19%	0	2003
	10.000000	7.908084	-20.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001
	10.000000	9.213885	-7.86%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.466014	24.352789	25.10%	318	2007
	14.878826	19.466014	30.83%	309	2006
	11.615140	14.878826	28.10%	289	2005
	10.322414	11.615140	12.52%	0	2004
	7.751335	10.322414	33.17%	0	2003
	10.000000	7.751335	-22.49%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.548136	19.522028	17.97%	0	2007
	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001
	14.753188	12.729459	-13.72%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.768140	12.114396	2.94%	0	2007
	10.653950	11.768140	10.46%	0	2006
	10.558248	10.653950	0.91%	0	2005
	9.890109	10.558248	6.76%	0	2004
	8.487853	9.890109	16.52%	0	2003
	9.837192	8.487853	-13.72%	0	2002
	10.379505	9.837192	-5.22%	0	2001
	10.584515	10.379505	-1.94%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.886936	18.374634	-2.71%	0	2007
	15.949554	18.886936	18.42%	0	2006
	14.579459	15.949554	9.40%	0	2005
	12.232126	14.579459	19.19%	0	2004
	8.787543	12.232126	39.20%	0	2003
	10	8.787543	-12.12%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	12.113343	11.464275	7.78%	0	2004
	12.068906	12.113343	0.37%	0	2003
	11.051278	12.068906	9.21%	0	2002
	10.472185	11.051278	5.53%	0	2001
	9.455873	10.472185	10.75%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	6.956499	8.182358	17.62%	0	2007
	6.658614	6.956499	4.47%	0	2006
	6.353549	6.658614	4.80%	0	2005
	5.969902	6.353549	6.43%	0	2004
	4.570511	5.969902	30.62%	0	2003
	6.516595	4.570511	-29.86%	0	2002
	9.216406	6.516595	-29.29%	0	2001
	12.748099	9.216406	-27.70%	0	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.957635	14.435626	11.41%	110	2007
	12.821314	12.957635	1.06%	95	2006
	12.016920	12.821314	6.69%	88	2005
	11.324074	12.016920	6.12%	0	2004
	8.414030	11.324074	34.59%	0	2003
	10.000000	8.414030	-15.86%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.496915	11.920695	3.69%	0	2007
	11.004985	11.496915	4.47%	0	2006
	10.825457	11.004985	1.66%	0	2005
	10.512395	10.825457	2.98%	0	2004
	9.900522	10.512395	6.18%	0	2003
	10.000000	9.900522	-0.99%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.292621	12.803569	4.16%	0	2007
	11.521507	12.292621	6.69%	0	2006
	11.205635	11.521507	2.82%	0	2005
	10.627027	11.205635	5.44%	0	2004
	9.498578	10.627027	11.88%	0	2003
	10.000000	9.498578	-5.01%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.969982	14.590644	4.44%	0	2007
	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.595369	15.216240	4.25%	0	2007
	12.691229	14.595369	15.00%	0	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.878722	15.959076	7.26%	7	2007
	13.756996	14.878722	8.15%	0	2006
	12.738989	13.756996	7.99%	0	2005
	11.224491	12.738989	13.49%	0	2004
	8.139837	11.224491	37.90%	0	2003
	13.134144	8.139837	-38.03%	0	2002
	19.155179	13.134144	-31.43%	0	2001
	23.003080	19.155179	-16.73%	0	2000

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.048495	25.450372	5.83%	194	2007
	22.239162	24.048495	8.14%	186	2006
	20.160466	22.239162	10.31%	166	2005
	17.703153	20.160466	13.88%	0	2004
	13.360934	17.703153	32.50%	0	2003
	16.031888	13.360934	-16.66%	0	2002
	16.509731	16.031888	-2.89%	0	2001
	14.562264	16.509731	13.37%	0	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.247554	11.597006	3.11%	4	2007
	10.934570	11.247554	2.86%	328	2006
	10.823110	10.934570	1.03%	330	2005
	10.910569	10.823110	-0.80%	0	2004
	11.019038	10.910569	-0.98%	0	2003
	11.064171	11.019038	-0.41%	0	2002
	10.853962	11.064171	1.94%	0	2001
	10.402569	10.853962	4.34%	0	2000

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.691770	21.968445	1.28%	5	2007
	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.347910	16.573416	7.98%	338	2007
	15.112192	15.347910	1.56%	267	2006
	14.207650	15.112192	6.37%	182	2005
	12.730702	14.207650	11.60%	90	2004
	9.635711	12.730702	32.12%	203	2003
	14.679081	9.635711	-34.36%	134	2002
	16.733188	14.679081	-12.28%	0	2001
	20.284124	16.733188	-17.51%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.626225	30.804160	-8.39%	345	2007
	29.133262	33.626225	15.42%	277	2006
	28.722942	29.133262	1.43%	196	2005
	24.885091	28.722942	15.42%	103	2004
	16.122626	24.885091	54.35%	246	2003
	22.495777	16.122626	-28.33%	166	2002
	17.823704	22.495777	26.21%	84	2001
	16.287722	17.823704	9.43%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.191015	27.323988	0.49%	2	2007
	24.662918	27.191015	10.25%	0	2006
	22.314210	24.662918	10.53%	0	2005
	19.052645	22.314210	17.12%	0	2004
	13.730651	19.052645	38.76%	0	2003
	16.879142	13.730651	-18.65%	0	2002
	18.388267	16.879142	-8.21%	0	2001
	17.158959	18.388267	7.16%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.722966	14.606893	6.44%	15	2007
	12.272927	13.722966	11.81%	0	2006
	11.608061	12.272927	5.73%	0	2005
	10.748649	11.608061	8.00%	0	2004
	8.566400	10.748649	25.47%	0	2003
	10.533860	8.566400	-18.68%	0	2002
	12.141316	10.533860	-13.24%	0	2001
	12.604902	12.141316	-3.68%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.303498	17.895259	9.76%	0	2007
	14.267452	16.303498	14.27%	0	2006
	13.144815	14.267452	8.54%	0	2005
	11.247196	13.144815	16.87%	0	2004
	9.100645	11.247196	23.59%	0	2003
	10.000000	9.100645	-8.99%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.193251	3.773213	18.16%	0	2007
	2.919009	3.193251	9.40%	0	2006
	2.981754	2.919009	-2.10%	0	2005
	2.904946	2.981754	2.64%	0	2004
	1.901728	2.904946	52.75%	0	2003
	3.377839	1.901728	-43.70%	0	2002
	5.994151	3.377839	-43.65%	0	2001
	10.000000	5.994151	-40.06%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.926084	14.102922	18.25%	0	2007
	10.910353	11.926084	9.31%	0	2006
	11.144408	10.910353	-2.10%	0	2005
	10.860924	11.144408	2.61%	0	2004
	7.112126	10.860924	52.71%	0	2003
	10.000000	7.112126	-28.88%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.396993	16.138401	20.46%	0	2007
	13.653538	13.396993	-1.88%	0	2006
	12.389373	13.653538	10.20%	0	2005
	11.197192	12.389373	10.65%	0	2004
	7.466744	11.197192	49.96%	0	2003
	10.000000	7.466744	-25.33%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.514788	13.002593	-3.79%	50	2007
	11.849219	13.514788	14.06%	8	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001
	13.794835	12.133258	-12.04%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.793632	14.199439	2.94%	376	2007
	13.370415	13.793632	3.17%	322	2006
	13.297326	13.370415	0.55%	278	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	0	2003
	10.899202	11.497820	5.49%	0	2002
	10.632058	10.899202	2.51%	0	2001
	10.225806	10.632058	3.97%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.693231	18.748697	12.31%	0	2007
	15.714870	16.693231	6.23%	0	2006
	15.194913	15.714870	3.42%	0	2005
	14.440322	15.194913	5.23%	0	2004
	11.207016	14.440322	28.85%	0	2003
	15.572047	11.207016	-28.03%	0	2002
	18.103937	15.572047	-13.99%	0	2001
	18.439240	18.103937	-1.82%	13	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.537128	14.161034	4.61%	0	2007
	11.688662	13.537128	15.81%	0	2006
	10.391353	11.688662	12.48%	0	2005
	8.862004	10.391353	17.26%	0	2004
	6.296936	8.862004	40.74%	0	2003
	8.218658	6.296936	-23.38%	0	2002
	9.496340	8.218658	-13.45%	0	2001
	10.000000	9.496340	-5.04%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.701631	22.705776	4.63%	0	2007
	18.738865	21.701631	15.81%	0	2006
	16.654730	18.738865	12.51%	0	2005
	14.199720	16.654730	17.29%	0	2004
	10.000000	14.199720	42.00%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.557390	-4.43%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.837386	15.244535	2.74%	12	2007
	13.108388	14.837386	13.19%	0	2006
	12.569703	13.108388	4.29%	0	2005
	11.670124	12.569703	7.71%	0	2004
	9.359056	11.670124	24.69%	0	2003
	11.713202	9.359056	-20.10%	0	2002
	13.251196	11.713202	-11.61%	0	2001
	14.760805	13.251196	-10.23%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.987465	9.707899	-2.80%	4	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.295740	17.048909	4.62%	0	2007
	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	0	2002
	20.792245	14.060573	-32.38%	0	2001
	23.804137	20.792245	-12.65%	9	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.114488	11.011231	8.87%	0	2007
	10.000000	10.114488	1.14%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.360869	11.085475	6.99%	0	2007
	10.000000	10.360869	3.61%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.985196	11.238387	2.30%	0	2007
	10.000000	10.985196	9.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series)	11.592344	12.419305	7.13%	0	2007
	10.000000	11.592344	15.92%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.306320	9.082860	-11.87%	0	2007
	10.000000	10.306320	3.06%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.995483	11.471831	4.33%	0	2007
	10.000000	10.995483	9.95%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.377371	11.509546	1.16%	0	2007
	10.000000	11.377371	13.77%	0	2006*

SBL Fund - Series P (High Yield Series)	10.562829	10.608640	0.43%	0	2007
	10.000000	10.562829	5.63%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.789901	11.704685	8.48%	0	2007
	10.000000	10.789901	7.90%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.737169	10.760906	0.22%	0	2007
	10.000000	10.737169	7.37%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.334377	10.737978	3.91%	0	2007
	10.000000	10.334377	3.34%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.808065	9.976852	-7.69%	0	2007
	10.000000	10.808065	8.08%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.231298	10.592971	3.53%	0	2007
	10.000000	10.231298	2.31%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.388939	10.779264	3.76%	15	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.348016	31.810375	4.82%	0	2007
	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001
	14.489064	15.882098	9.61%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.806391	17.821247	12.75%	0	2007
	12.836370	15.806391	23.14%	0	2006
	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.409951	10.150225	20.69%	0	2007
	7.820966	8.409951	7.53%	0	2006
	6.760095	7.820966	15.69%	0	2005
	5.649809	6.760095	19.65%	0	2004
	4.050054	5.649809	39.50%	0	2003
	5.978929	4.050054	-32.26%	0	2002
	8.596944	5.978929	-30.45%	0	2001
	10.000000	8.596944	-14.03%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.355760	30.480206	-18.41%	56	2007
	27.498873	37.355760	35.84%	50	2006
	23.873713	27.498873	15.18%	45	2005
	17.787794	23.873713	34.21%	0	2004
	13.145572	17.787794	35.31%	0	2003
	13.465327	13.145572	-2.37%	0	2002
	12.459341	13.465327	8.07%	0	2001
	11.997156	12.459341	3.85%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.437530	30.370223	35.35%	226	2007
	16.340913	22.437530	37.31%	183	2006
	12.593052	16.340913	29.76%	116	2005
	10.000000	12.593052	25.93%	23	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.006397	59.585849	35.40%	55	2007
	32.058974	44.006397	37.27%	55	2006
	24.681277	32.058974	29.89%	56	2005
	19.923949	24.681277	23.88%	56	2004
	13.131584	19.923949	51.73%	163	2003
	13.744142	13.131584	-4.46%	112	2002
	14.226803	13.744142	-3.39%	0	2001
	24.869640	14.226803	-42.79%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.765085	32.552027	42.99%	0	2007
	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001
	11.794757	12.930490	9.63%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.258080	12.860932	4.92%	0	2007
	11.100489	12.258080	10.43%	0	2006
	10.455996	11.100489	6.16%	0	2005
	8.988254	10.455996	16.33%	0	2004
	6.667013	8.988254	34.82%	0	2003
	9.258644	6.667013	-27.99%	0	2002
	9.772041	9.258644	-5.25%	0	2001
	10.000000	9.772041	-2.28%	0	2000*

Maximum Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.429816	12.383991	-0.37%	0	2007
	10.000000	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.696400	12.845375	9.82%	0	2007
	10.000000	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.652960	11.712227	9.94%	0	2007
	10.000000	10.652960	6.53%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	12.723212	11.812979	-7.15%	0	2007
	10.000000	12.723212	27.23%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	18.457158	20.812149	12.76%	0	2007
	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	0	2003
	8.623786	6.834929	-20.74%	0	2002
	9.573565	8.623786	-9.92%	0	2001
	10.894734	9.573565	-12.13%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.910087	14.980792	16.04%	0	2007
	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	0	2001
	15.314929	12.522513	-18.23%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.179269	17.613940	16.04%	0	2007
	12.350255	15.179269	22.91%	0	2006
	11.107999	12.350255	11.18%	0	2005
	9.819250	11.107999	13.12%	0	2004
	8.022584	9.819250	22.40%	0	2003
	10.000000	8.022584	-19.77%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.136715	12.057478	18.95%	0	2007
	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.667321	15.540625	-6.76%	0	2007
	14.289251	16.667321	16.64%	0	2006
	13.839011	14.289251	3.25%	0	2005
	12.313381	13.839011	12.39%	0	2004
	9.713280	12.313381	26.77%	0	2003
	11.308628	9.713280	-14.11%	0	2002
	10.197744	11.308628	10.89%	0	2001
	8.780117	10.197744	16.15%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	9.517919	13.076201	37.39%	0	2007
	10.000000	9.517919	-4.82%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.088561	11.411790	-5.60%	0	2007
	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	29.86%	0	2001
	15.621586	12.448592	-20.13%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.755997	14.618837	14.60%	0	2007
	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650222	10.672586	-27.15%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.599958	12.605814	0.05%	0	2007
	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	0	2001
	9.340613	10.000956	7.07%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.598370	14.254844	-2.35%	0	2007
	12.979641	14.598370	12.47%	0	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares - Q/NQ	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001
	11.868131	10.380157	-12.54%	0	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	10.169522	10.521014	3.46%	0	2007
	8.956764	10.169522	13.54%	0	2006
	8.702901	8.956764	2.92%	0	2005
	8.001922	8.702901	8.76%	0	2004
	6.341490	8.001922	26.18%	0	2003
	8.309551	6.341490	-23.68%	0	2002
	9.626823	8.309551	-13.68%	0	2001
	10.794215	9.626823	-10.81%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	0	2001
	10.184154	9.946799	-2.33%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.911892	13.374489	3.58%	0	2007
	12.610701	12.911892	2.39%	0	2006
	12.663894	12.610701	-0.42%	0	2005
	12.432845	12.663894	1.86%	0	2004
	12.086367	12.432845	2.87%	0	2003
	11.248475	12.086367	7.45%	0	2002
	10.594913	11.248475	6.17%	0	2001
	9.757496	10.594913	8.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	14.298951	16.515303	15.50%	0	2007
	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.977703	12.936709	-0.32%	0	2007
	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.868824	8.036133	-18.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.632044	10.764399	24.70%	0	2007
	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.000000	9.772842	-2.27%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.416913	18.915891	15.22%	0	2007
	14.158574	16.416913	15.95%	0	2006
	12.110746	14.158574	16.91%	0	2005
	10.855078	12.110746	11.57%	0	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.858647	15.422507	3.79%	0	2007
	13.007946	14.858647	14.23%	0	2006
	12.902636	13.007946	0.82%	0	2005
	11.515065	12.902636	12.05%	0	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	15.512350	17.654595	13.81%	0	2007
	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.373693	11.245915	34.30%	0	2007
	7.806451	8.373693	7.27%	0	2006
	7.055157	7.806451	10.65%	0	2005
	6.083963	7.055157	15.96%	0	2004
	5.147573	6.083963	18.19%	0	2003
	6.228852	5.147573	-17.36%	0	2002
	8.107133	6.228852	-23.17%	0	2001
	10.000000	8.107133	-18.93%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	0	2002
	6.479020	3.991639	-38.39%	0	2001
	10.000000	6.479020	-35.21%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - INTECH Risk Managed Core Portfolio: Service Shares - Q/NQ	16.673495	17.393537	4.32%	0	2007*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	0	2001
	10.000000	8.143702	-18.56%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	0	2003
	10.000000	7.719236	-22.81%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.147803	12.822314	5.55%	0	2007
	10.899300	12.147803	11.45%	0	2006
	10.228883	10.899300	6.55%	0	2005
	8.984815	10.228883	13.85%	0	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	0	2001
	9.968645	9.910972	-0.58%	0	2000

Neuberger Berman Advisers Management Trust- AMT International Portfolio: S Class - Q/NQ	10.330606	10.480322	1.45%	0	2007
	10.000000	10.330606	3.31%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.962624	15.611490	20.43%	0	2007
	11.496834	12.962624	12.75%	0	2006
	10.282120	11.496834	11.81%	0	2005
	8.993282	10.282120	14.33%	0	2004
	7.143412	8.993282	25.90%	0	2003
	10.284686	7.143412	-30.54%	0	2002
	13.886316	10.284686	-25.94%	0	2001
	15.264119	13.886316	-9.03%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.325981	14.321004	7.47%	0	2007
	12.077412	13.325981	10.34%	0	2006
	10.407471	12.077412	16.05%	0	2005
	8.898815	10.407471	16.95%	0	2004
	6.701201	8.898815	32.79%	0	2003
	8.986985	6.701201	-25.43%	0	2002
	9.409456	8.986985	-4.49%	0	2001
	9.504551	9.409456	-1.00%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

Neuberger Berman Advisers Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.779553	-2.20%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.910184	13.087309	1.37%	0	2007
	11.873788	12.910184	8.73%	0	2006
	11.797727	11.873788	0.64%	0	2005
	10.901080	11.797727	8.23%	0	2004
	9.069535	10.901080	20.19%	0	2003
	8.938092	9.069535	1.47%	0	2002
	8.725646	8.938092	2.43%	0	2001
	9.676620	8.725646	-9.83%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.441004	20.638821	18.34%	0	2007
	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.466978	10.763950	2.84%	0	2007
	9.485599	10.466978	10.35%	0	2006
	9.409927	9.485599	0.80%	0	2005
	8.823429	9.409927	6.65%	0	2004
	7.580114	8.823429	16.40%	0	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	0	2001
	9.481422	9.288391	-2.04%	0	2000

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.792603	18.264167	-2.81%	0	2007
	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	0	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.001762	13.694396	5.33%	0	2007
	12.798374	13.001762	1.59%	0	2006
	12.607632	12.798374	1.51%	0	2005
	12.420485	12.607632	1.51%	0	2004
	12.387519	12.420485	0.27%	0	2003
	11.354552	12.387519	9.10%	0	2002
	10.770572	11.354552	5.42%	0	2001
	9.735132	10.770572	10.64%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.259774	6.180327	17.50%	0	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001
	9.707627	7.011148	-27.78%	0	2000

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.892895	14.348829	11.29%	0	2007
	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.414007	10.087247	7.15%	0	2007
	8.713100	9.414007	8.04%	0	2006
	8.076529	8.713100	7.88%	0	2005
	7.123587	8.076529	13.38%	0	2004
	5.171167	7.123587	37.76%	0	2003
	8.352516	5.171167	-38.09%	0	2002
	12.194050	8.352516	-31.50%	0	2001
	14.658438	12.194050	-16.81%	0	2000

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.771190	19.845137	5.72%	0	2007
	17.376513	18.771190	8.03%	0	2006
	15.768301	17.376513	10.20%	0	2005
	13.860424	15.768301	13.76%	0	2004
	10.471383	13.860424	32.36%	0	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	0	2001
	11.447800	12.965645	13.26%	0	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	0	2004
	10.781517	10.664538	-1.08%	0	2003
	10.836691	10.781517	-0.51%	0	2002
	10.641677	10.836691	-1.83%	0	2001
	10.209430	10.641677	4.23%	0	2000

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	0	2006
	16.258970	17.909961	10.15%	0	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.228839	16.428033	7.87%	0	2007
	15.010175	15.228839	1.46%	0	2006
	14.126052	15.010175	6.26%	0	2005
	12.670461	14.126052	11.49%	0	2004
	9.599855	12.670461	31.99%	0	2003
	14.639366	9.599855	-34.42%	0	2002
	16.705019	14.639366	-12.37%	0	2001
	20.270503	16.705019	-17.59%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.977837	21.943047	-8.49%	0	2007
	20.795111	23.977837	15.31%	0	2006
	20.523009	20.795111	1.33%	0	2005
	17.798875	20.523009	15.31%	0	2004
	11.543278	17.798875	54.19%	0	2003
	16.122666	11.543278	-28.40%	0	2002
	12.787277	16.122666	26.08%	0	2001
	11.697140	12.787277	9.32%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.224214	22.310072	0.39%	0	2007
	20.178364	22.224214	10.14%	0	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	0	2001
	14.124755	15.121378	7.06%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.649866	11.324266	6.33%	0	2007
	9.534200	10.649866	11.70%	0	2006
	9.026851	9.534200	5.62%	0	2005
	8.367042	9.026851	7.89%	0	2004
	6.675091	8.367042	25.35%	0	2003
	8.216536	6.675091	-18.76%	0	2002
	9.480069	8.216536	-13.33%	0	2001
	9.851989	9.480069	-3.78%	0	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.222071	17.787684	9.65%	0	2007
	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	0	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.173035	3.745511	18.04%	0	2007
	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	0	2002
	5.992673	3.373545	-43.71%	0	2001
	10.000000	5.992673	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.869686	14.021887	18.13%	0	2007
	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	0	2004
	7.107282	10.842520	52.56%	0	2003
	10.000000	7.107282	-28.93%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.485261	10.077576	-3.89%	0	2007
	9.202382	10.485261	13.94%	0	2006
	8.979694	9.202382	2.48%	0	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	0	2004
	11.094926	12.227805	10.21%	0	2003
	10.527978	11.094926	5.39%	0	2002
	10.280419	10.527978	2.41%	0	2001
	9.897603	10.280419	3.87%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.469371	12.868455	12.20%	0	2007
	10.808133	11.469371	6.12%	0	2006
	10.461119	10.808133	3.32%	0	2005
	9.951728	10.461119	5.12%	0	2004
	7.731297	9.951728	28.72%	0	2003
	10.753519	7.731297	-28.10%	0	2002
	12.514763	10.753519	-14.07%	0	2001
	12.759449	12.514763	-1.92%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	0	2006
	10.342152	11.621530	12.37%	0	2005
	8.829014	10.342152	17.14%	0	2004
	6.279861	8.829014	40.59%	0	2003
	8.204726	6.279861	-23.46%	0	2002
	9.489961	8.204726	-13.54%	0	2001
	10.000000	9.489961	-5.10%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	0	2004
	10.000000	14.190099	41.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	0	2005
	8.491851	9.137147	7.60%	0	2004
	6.817103	8.491851	24.57%	0	2003
	8.540552	6.817103	-20.18%	0	2002
	9.671852	8.540552	-11.70%	0	2001
	10.784586	9.671852	-10.32%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.923544	11.416738	4.51%	0	2007
	10.792970	10.923544	1.21%	0	2006
	9.774156	10.792970	10.42%	0	2005
	8.301377	9.774156	17.74%	0	2004
	6.724059	8.301377	23.46%	0	2003
	9.473229	6.724059	-29.02%	0	2002
	14.023027	9.473229	-32.45%	0	2001
	16.070617	14.023027	-12.74%	0	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.108517	10.993488	8.75%	0	2007
	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.354752	11.067607	6.88%	0	2007
	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.978996	11.220573	2.20%	0	2007
	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series)	11.585790	12.399593	7.02%	0	2007
	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.300493	9.068451	-11.96%	0	2007
	10.000000	10.300493	3.00%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series)	10.989268	11.453641	4.23%	0	2007
	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series)	11.370941	11.491278	1.06%	0	2007
	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series)	10.556864	10.591822	0.33%	0	2007
	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.783799	11.686114	8.37%	0	2007
	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.731108	10.743839	0.12%	0	2007
	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.328539	10.720935	3.80%	0	2007
	10.000000	10.328539	3.29%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.801955	9.961017	-7.79%	0	2007
	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.224316	10.574925	3.43%	0	2007
	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	15.731638	17.718848	12.63%	0	2007
	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.353187	10.071413	20.57%	0	2007
	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	0	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	0	2001
	10.000000	8.591151	-14.09%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.811561	27.560124	-18.49%	0	2007
	24.915071	33.811561	35.71%	0	2006
	21.652466	24.915071	15.07%	0	2005
	16.149186	21.652466	34.08%	0	2004
	11.946728	16.149186	35.18%	0	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.928322	11.346213	3.82%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	12.175345	12.761065	4.81%	0	2007
	11.036738	12.175345	10.32%	0	2006
	10.406493	11.036738	6.06%	0	2005
	8.954792	10.406493	16.21%	0	2004
	6.648942	8.954792	34.68%	0	2003
	9.242958	6.648942	-28.06%	0	2002
	9.765480	9.242958	-5.35%	0	2001
	10.000000	9.765480	-2.35%	0	2000*

financialsandpartc.htm

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Balanced Fund – Series I (AIMBBal) 50,150 shares (cost $469,748)	$592,275
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 699,496 shares (cost $8,234,383)	8,827,643
AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 6,483 shares (cost $143,106)	190,416
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 70,985 shares (cost $1,914,744)	2,055,011
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 227,337 shares (cost $4,704,479)	4,212,553
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,595 shares (cost $533,266)	628,616
AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 58,736 shares (cost $1,473,397)	1,696,292
AIM V.I. Global Health Care – Series I (AIMGlobHlth) 3,029 shares (cost $64,746)	72,870
AIM V.I. Global Real Estate Fund – Series I (AIMGlobRE) 22,614 shares (cost $590,973)	494,795
AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr) 34,163 shares (cost $436,419)	541,477
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 126,434 shares (cost $2,821,348)	3,356,814
AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 107,929 shares (cost $2,425,486)	3,233,558
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 277,011 shares (cost $4,052,076)	4,717,489
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 18,374,962 shares (cost $112,880,284)	155,452,175
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 413,757 shares (cost $2,616,554)	3,492,108
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 5,080,980 shares (cost $52,765,430)	53,604,340
American Century VP – International Fund – Class I (ACVPInt) 7,347,186 shares (cost $47,575,760)	87,137,627
American Century VP – International Fund – Class III (ACVPInt3) 6,234,163 shares (cost $41,187,164)	73,937,169
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 1,015,474 shares (cost $14,235,242)	13,140,232
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 32,127 shares (cost $458,161)	416,049
American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,443,163 shares (cost $15,953,616)	17,534,426
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 149,933 shares (cost $1,389,746)	1,808,190
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – Value Fund – Class I (ACVPVal) 48,918,203 shares (cost $367,500,767)	$365,418,973

American Century VP – Value Fund – Class II (ACVPVal2) 982,403 shares (cost $7,365,880)	7,328,725

American Century VP – VistaSM Fund – Class I (ACVPVista1) 1,432,016 shares (cost $29,232,752)	31,504,354

American Century VP – VistaSM Fund – Class II (ACVPVista2) 21,008 shares (cost $428,363)	460,494

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr) 193,011 shares (cost $1,760,700)	1,993,801

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap) 369,605 shares (cost $4,949,481)	5,067,282

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr) 209,746 shares (cost $2,381,787)	3,836,263

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 178,476 shares (cost $1,693,345)	2,512,944

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 433,000 shares (cost $3,818,254)	6,863,045

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 689,816 shares (cost $9,194,329)	9,298,717

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,397,920 shares (cost $41,758,558)	42,299,308

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,470,370 shares (cost $497,433,869)	690,791,831

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 2,314,445 shares (cost $80,879,481)	103,826,017

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 78,460 shares (cost $2,615,510)	3,498,551

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 14,031 shares (cost $465,629)	453,755

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 29,071 shares (cost $370,685)	506,705

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 28,663 shares (cost $518,692)	488,139

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 145,237 shares (cost $716,376)	1,070,398

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 621,124 shares (cost $4,682,103)	4,627,372

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 119,345 shares (cost $1,221,365)	1,223,288

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 20,766,995 shares (cost $238,367,847)	235,497,730

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 751,986 shares (cost $8,622,145)	8,489,918

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 26,774,804 shares (cost $587,932,177)	637,775,839

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 645,876 shares (cost $14,145,534)	15,223,302

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 9,523,690 shares (cost $269,260,778)	428,470,835
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 132,664 shares (cost $3,848,262)	$5,923,437

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 19,616,541 shares (cost $125,470,455)	116,718,418

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 5,088,312 shares (cost $32,444,401)	30,173,690

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 2,093,649 shares (cost $31,952,948)	52,801,829

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 458,225 shares (cost $7,405,764)	11,432,716

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,014,801 shares (cost $74,629,211)	101,132,834

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 29,340,852 shares (cost $706,803,445)	815,675,673

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 757,552 shares (cost $18,818,241)	20,802,379

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 5,257,149 shares (cost $64,894,661)	66,608,078

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 2,488,596 shares (cost $36,241,450)	55,545,479

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,220,568 shares (cost $41,076,070)	43,916,029

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 446,536 shares (cost $12,176,403)	15,910,081

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,564,455 shares (cost $33,241,502)	32,158,271

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 208,767 shares (cost $2,661,266)	2,634,639

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 1,792,763 shares (cost $41,071,499)	47,400,641

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 695,901 shares (cost $8,414,878)	8,316,018

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,854 shares (cost $31,425)	34,019

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 525,696 shares (cost $6,659,447)	6,634,278

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,480 shares (cost $40,985)	43,843

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 278,664 shares (cost $3,661,089)	3,625,422

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 29,033 shares (cost $373,631)	377,134

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,527,925 shares (cost $22,656,631)	24,385,690

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,050 shares (cost $67,160)	102,265

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 728,724 shares (cost $13,601,343)	14,705,652

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,983,693 shares (cost $31,335,027)	33,147,511
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 3,505,239 shares (cost $61,349,428)	$60,675,691

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 58,167 shares (cost $1,043,915)	1,120,887

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 1,004,172 shares (cost $19,244,087)	17,171,338

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 1,049 shares (cost $25,831)	32,606

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 5,824,674 shares (cost $134,172,096)	237,646,679

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 3,728,588 shares (cost $14,252,328)	19,686,946

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 6,720,360 shares (cost $24,758,787)	34,811,464

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 237,055 shares (cost $3,102,265)	3,150,460

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 2,755,806 shares (cost $108,651,149)	178,521,139

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 2,393,155 shares (cost $56,371,750)	154,382,439

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 939,361 shares (cost $26,056,895)	28,810,202

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 4,093,983 shares (cost $52,525,866)	53,221,780

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 22,629 shares (cost $203,450)	261,815

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 402,063 shares (cost $2,228,451)	3,023,514

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 79,335 shares (cost $1,120,232)	1,293,958

MFS VIT – Value Series – Service Class (MFSValueS) 2,829,041 shares (cost $39,332,240)	42,775,097

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 2,519,656 shares (cost $47,921,380)	48,755,352

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 3,544,785 shares (cost $41,219,591)	39,772,489

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 1,236,547 shares (cost $29,445,891)	32,249,134

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 134,100 shares (cost $6,103,789)	5,841,376

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 527,347 shares (cost $34,881,827)	38,053,336

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 9,226,157 shares (cost $74,252,484)	70,487,839

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,350,883 shares (cost $42,297,687)	40,827,235

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 253,514 shares (cost $3,025,208)	5,731,950

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 6,922,052 shares (cost $114,472,580)	156,369,150
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 108,056 shares (cost $1,801,185)	$2,439,913

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 6,538 shares (cost $69,536)	80,150

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 2,743,272 shares (cost $34,334,177)	33,742,241

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 111,667 shares (cost $827,921)	1,570,050

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 4,629,526 shares (cost $51,874,700)	65,137,425

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 980,710 shares (cost $7,057,162)	18,623,674

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 956,688 shares (cost $15,449,147)	18,157,938

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 2,199 shares (cost $26,659)	23,946

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 779,041 shares (cost $10,210,840)	8,483,757

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 8,653 shares (cost $91,142)	101,848

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 1,840,024 shares (cost $20,085,506)	21,712,284

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 357,677 shares (cost $1,341,620)	1,838,463

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 3,463,715 shares (cost $16,200,141)	17,942,043

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 38,227,254 shares (cost $454,005,615)	444,582,975

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2) 1,208,769 shares (cost $14,453,319)	14,009,627

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,052,213 shares (cost $36,905,069)	58,757,092

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 367,606 shares (cost $4,251,881)	4,267,905

Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 270 shares (cost $3,807)	4,704

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 3,568,278 shares (cost $59,928,245)	62,195,078

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 123,829 shares (cost $2,129,531)	2,152,150

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 6,105,116 shares (cost $72,774,958)	83,029,582

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 8,373,358 shares (cost $86,774,094)	87,082,923

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 36,877,014 shares (cost $390,243,607)	458,750,058

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 20,073,539 shares (cost $230,989,640)	267,781,006

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 13,962,612 shares (cost $150,456,466)	158,475,644
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 9,522,110 shares (cost $87,601,839)	$104,267,107

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 2,169,328 shares (cost $50,846,198)	70,568,238

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 12,122,273 shares (cost $184,396,244)	232,505,204

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 608,001,216 shares (cost $608,001,216)	608,001,216

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 3,631,844 shares (cost $57,212,643)	65,409,515

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 69,944 shares (cost $938,661)	1,241,503

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 24,861,897 shares (cost $287,101,056)	245,635,535

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 270,652 shares (cost $3,139,234)	2,641,562

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,462,932 shares (cost $250,779,430)	254,591,714

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 219,557 shares (cost $4,599,014)	4,795,127

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 20,713,943 shares (cost $218,793,171)	281,502,489

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 114,181 shares (cost $1,138,131)	1,546,010

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead) 310 shares (cost $3,885)	4,040

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 1,201,930 shares (cost $16,725,671)	15,709,229

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 38,088 shares (cost $430,698)	491,717

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 1,501,258 shares (cost $16,774,270)	19,501,346

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 6,150,138 shares (cost $69,482,838)	70,726,584

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 13,648,293 shares (cost $132,557,969)	134,572,167

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 121,404 shares (cost $1,810,700)	1,760,363

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 3,806,484 shares (cost $48,403,999)	80,354,890

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 951,260 shares (cost $13,916,670)	12,946,648

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 5,649,374 shares (cost $93,412,640)	161,007,167

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 6,229,595 shares (cost $126,874,934)	129,388,694

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 338,096 shares (cost $6,395,579)	5,872,729

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 991,218 shares (cost $16,412,706)	17,752,721
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 141,384 shares (cost $4,362,248)	$6,613,950

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 6,685,182 shares (cost $196,796,858)	315,406,925

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 5,479,404 shares (cost $154,114,490)	201,751,661

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 4,212,927 shares (cost $86,097,860)	154,193,139

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 173,206 shares (cost $3,383,702)	6,282,181

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 219,673 shares (cost $1,790,526)	1,752,990

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 169,809 shares (cost $1,386,918)	1,349,980

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 16,221 shares (cost $136,995)	127,986

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap) 623,972 shares (cost $12,197,455)	11,356,291

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS) 10,534 shares (cost $173,615)	189,921

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt) 10,618,471 shares (cost $189,235,553)	271,939,050

Oppenheimer VAF – Main Street®– Service Class (OppMStS) 335,177 shares (cost $5,757,030)	8,506,803

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 2,513,900 shares (cost $96,630,338)	135,926,580

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 1,148,652 shares (cost $5,816,328)	6,489,885

PIMCO PVIT Real Return Portfolio – Administrative Shares (PVITRealRet) 22,172 shares (cost $263,156)	278,703

PIMCO PVIT Total Return Portfolio – Administrative Shares (PVITTotRet) 35,921 shares (cost $362,936)	376,809

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 1,215 shares (cost $30,617)	28,098

Royce Micro-Cap (RCFMicroCap) 34,740 shares (cost $515,785)	467,942

SBL Fund – Series D (Global Series) (SBLGlob) 15,906 shares (cost $173,320)	191,032

SBL Fund – Series J (Mid Cap Growth Series ) (SBLMidCapGr) 2,149 shares (cost $65,874)	60,167

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 6,417 shares (cost $128,602)	126,224

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 12,437 shares (cost $289,780)	290,643

SBL Fund – Series P (High Yield Series) (SBLHighYld) 22,854 shares (cost $432,193)	438,337

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 21,271 shares (cost $583,739)	613,041

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 29,241 shares (cost $1,427,073)	1,393,043
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 77 shares (cost $1,579)	$1,561

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 538 shares (cost $5,361)	5,469

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,932,917 shares (cost $20,274,727)	22,615,130

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,012,330 shares (cost $25,132,831)	23,941,613

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,355,910 shares (cost $6,653,656)	6,711,752

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,582,086 shares (cost $57,754,187)	78,753,615

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS) 6,610 shares (cost $160,997)	199,947

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,628,289 shares (cost $35,446,167)	45,071,048

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,533,493 shares (cost $24,606,579)	42,508,434

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,481,717 shares (cost $46,713,263)	61,017,120

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 740,863 shares (cost $14,570,111)	30,516,164

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,234,550 shares (cost $13,482,842)	17,036,785

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 74,543 shares (cost $1,630,603)	2,481,526

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 973,015 shares (cost $11,151,619)	11,267,508

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 100,841 shares (cost $1,141,630)	1,157,660

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 2,600,810 shares (cost $21,938,877)	22,184,907

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro) 1,814,399 shares (cost $23,375,202)	26,453,936

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 9,513,828 shares (cost $207,315,939)	209,779,903

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,024,795 shares (cost $10,202,042)	13,517,040

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,974,438 shares (cost $219,346,519)	344,804,526

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 10,103,987 shares (cost $69,656,164)	98,639,163

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 24,261,350 shares (cost $132,309,986)	129,203,817

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,028,697 shares (cost $197,545,100)	259,537,860

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 5,391,102 shares (cost $33,970,777)	43,136,899

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 1,571,177 shares (cost $8,858,351)	10,956,129
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 7,010,752 shares (cost $51,103,904)	$70,695,021

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 24,336,452 shares (cost $183,263,023)	292,614,197

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 26,242,048 shares (cost $86,657,425)	84,055,904

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 8,372,417 shares (cost $51,539,055)	89,991,757

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,788,487 shares (cost $37,667,289)	40,050,485

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 300,339 shares (cost $5,560,641)	6,422,386

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 2,331,789 shares (cost $15,131,783)	16,810,099

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 40,497,124 shares (cost $40,497,124)	40,497,124

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,880,189 shares (cost $9,565,657)	9,365,785

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,732,412 shares (cost $20,564,594)	19,090,543

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 7,626,969 shares (cost $98,075,551)	137,115,353

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 12,732,073 shares (cost $102,915,398)	130,404,436

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 840,971 shares (cost $13,329,101)	12,044,303

W&R Target Funds, Inc. – Value Portfolio (WRValue) 18,237,631 shares (cost $98,532,687)	116,064,286

Wells Fargo AVT – Opportunity FundSM (WFVOpp) 6,766,465 shares (cost $119,852,390)	149,065,235

Total investments	14,026,223,408

Accounts receivable – MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)	46,548

Total assets	14,026,269,956

Accounts payable	260,090

Contract owners’ equity (note 4)	$14,026,009,866

See accompanying notes to financial statements.

10

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
Reinvested dividends	$251,849,861	18,820	30,773	–	–	–	7,049	16,269
Mortality and expense risk charges (note 2)	(182,843,280)	(9,147)	(160,789)	(2,319)	(31,664)	(64,839)	(8,547)	(34,094)

Net investment income (loss)	69,006,581	9,673	(130,016)	(2,319)	(31,664)	(64,839)	(1,498)	(17,825)

Proceeds from mutual fund shares sold	4,408,625,453	191,789	3,823,564	39,245	1,221,124	9,393,413	48,593	354,635
Cost of mutual fund shares sold	(3,447,281,591)	(142,644)	(2,182,843)	(23,475)	(868,974)	(9,016,984)	(30,715)	(311,518)

Realized gain (loss) on investments	961,343,862	49,145	1,640,721	15,770	352,150	376,429	17,878	43,117
Change in unrealized gain (loss) on investments	(513,187,435)	(47,842)	(2,009,263)	4,302	(163,703)	(608,369)	21,571	80,598

Net gain (loss) on investments	448,156,427	1,303	(368,542)	20,072	188,447	(231,940)	39,449	123,715

Reinvested capital gains	721,563,167	–	517,364	–	–	353,722	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,238,726,175	10,976	18,806	17,753	156,783	56,943	37,951	105,890

Investment activity:	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
Reinvested dividends	$–	19,295	148	47,226	–	38,291	3,628,428	65,987
Mortality and expense risk charges (note 2)	(641)	(3,192)	(5,860)	(69,978)	(59,439)	(102,292)	(2,207,481)	(75,748)

Net investment income (loss)	(641)	16,103	(5,712)	(22,752)	(59,439)	(64,001)	1,420,947	(9,761)

Proceeds from mutual fund shares sold	3,425	115,228	60,300	1,081,793	649,266	1,738,407	51,547,904	715,991
Cost of mutual fund shares sold	(2,882)	(102,448)	(51,176)	(775,226)	(424,753)	(961,288)	(35,031,124)	(411,057)

Realized gain (loss) on investments	543	12,780	9,124	306,567	224,513	777,119	16,516,780	304,934
Change in unrealized gain (loss) on investments	5,927	(105,430)	58,209	(363,909)	187,300	(1,049,780)	(18,484,012)	(357,821)

Net gain (loss) on investments	6,470	(92,650)	67,333	(57,342)	411,813	(272,661)	(1,967,232)	(52,887)

Reinvested capital gains	–	46,053	–	194,260	–	358,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operation	$5,829	(30,494)	61,621	114,166	352,374	21,476	(546,285)	(62,648)

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
Reinvested dividends	$2,221,908	693,925	526,173	96,623	2,219	–	–	7,785,041
Mortality and expense risk charges (note 2)	(611,842)	(1,071,362)	(900,506)	(174,515)	(4,903)	(138,028)	(31,674)	(5,631,750)

Net investment income (loss)	1,610,066	(377,437)	(374,333)	(77,892)	(2,684)	(138,028)	(31,674)	2,153,291

Proceeds from mutual fund shares sold	13,404,963	30,225,708	16,714,538	7,976,090	150,720	4,935,508	610,679	135,503,591
Cost of mutual fund shares sold	(13,811,068)	(17,626,463)	(7,976,338)	(7,435,908)	(130,969)	(4,539,365)	(442,056)	(101,343,874)

Realized gain (loss) on investments	(406,105)	12,599,245	8,738,200	540,182	19,751	396,143	168,623	34,159,717
Change in unrealized gain (loss) on investments	2,640,419	2,644,629	3,186,956	(1,405,711)	(51,868)	1,650,422	158,181	(99,697,993)

Net gain (loss) on investments	2,234,314	15,243,874	11,925,156	(865,529)	(32,117)	2,046,565	326,804	(65,538,276)

Reinvested capital gains	–	–	–	140,936	2,217	–	–	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,844,380	14,866,437	11,550,823	(802,485)	(32,584)	1,908,537	295,130	(23,014,145)

Investment activity:	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
Reinvested dividends	$124,212	–	–	56,102	111,280	2,209	45	–
Mortality and expense risk charges (note 2)	(155,845)	(174,389)	(1,970)	(29,895)	(73,507)	(2,657)	(47,062)	(29,478)

Net investment income (loss)	(31,633)	(174,389)	(1,970)	26,207	37,773	(448)	(47,017)	(29,478)

Proceeds from mutual fund shares sold	1,290,557	31,839,115	8,646	273,327	1,026,359	1,666,820	402,279	546,328
Cost of mutual fund shares sold	(937,828)	(29,917,439)	(6,520)	(179,089)	(607,855)	(1,598,792)	(221,455)	(340,293)

Realized gain (loss) on investments	352,729	1,921,676	2,126	94,238	418,504	68,028	180,824	206,035
Change in unrealized gain (loss) on investments	(1,577,676)	2,241,451	31,435	(325,702)	(1,477,545)	(350,529)	483,689	(293,526)

Net gain (loss) on investments	(1,224,947)	4,163,127	33,561	(231,464)	(1,059,041)	(282,501)	664,513	(87,491)

Reinvested capital gains	709,770	–	–	223,785	630,056	319,189	362,469	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(546,810)	3,988,738	31,591	18,528	(391,212)	36,240	979,965	(116,969)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
Reinvested dividends	$77,899	140,014	–	210,592	13,198,226	1,888,544	50,439	3,590
Mortality and expense risk charges (note 2)	(76,092)	(119,285)	(7,631)	(629,847)	(9,159,825)	(1,348,114)	(68,068)	(7,799)

Net investment income (loss)	1,807	20,729	(7,631)	(419,255)	4,038,401	540,430	(17,629)	(4,209)

Proceeds from mutual fund shares sold	2,221,196	5,307,598	1,393,564	20,164,214	214,185,860	37,317,647	744,466	15,949
Cost of mutual fund shares sold	(1,260,179)	(3,556,755)	(1,519,203)	(16,811,860)	(184,982,426)	(25,543,281)	(486,279)	(11,954)

Realized gain (loss) on investments	961,017	1,750,843	(125,639)	3,352,354	29,203,434	11,774,366	258,187	3,995
Change in unrealized gain (loss) on investments	152,569	(3,638,075)	(36,668)	(5,558,515)	1,988,057	(5,533,266)	(71,823)	(127,018)

Net gain (loss) on investments	1,113,586	(1,887,232)	(162,307)	(2,206,161)	31,191,491	6,241,100	186,364	(123,023)

Reinvested capital gains	–	2,077,602	177,599	2,261,700	–	–	–	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	$1,115,393	211,099	7,661	(363,716)	35,229,892	6,781,530	168,735	(64,467)

Investment activity:	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
Reinvested dividends	$7,955	7,432	6,201	388,728	17,632	12,343,789	414,452	11,504,620
Mortality and expense risk charges (note 2)	(6,861)	(11,342)	(20,974)	(95,907)	(17,327)	(3,148,301)	(162,764)	(8,950,289)

Net investment income (loss)	1,094	(3,910)	(14,773)	292,821	305	9,195,488	251,688	2,554,331

Proceeds from mutual fund shares sold	29,375	98,876	182,878	2,112,265	1,866,299	51,470,144	1,595,634	189,416,615
Cost of mutual fund shares sold	(14,322)	(81,569)	(107,484)	(2,176,787)	(1,889,391)	(51,846,703)	(1,663,971)	(152,967,975)

Realized gain (loss) on investments	15,053	17,307	75,394	(64,522)	(23,092)	(376,559)	(68,337)	36,448,640
Change in unrealized gain (loss) on investments	(66,734)	(147,651)	23,990	(175,369)	(24,072)	1,071,128	96,063	(84,991,989)

Net gain (loss) on investments	(51,681)	(130,344)	99,384	(239,891)	(47,164)	694,569	27,726	(48,543,349)

Reinvested capital gains	63,897	66,416	–	–	–	–	–	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	$13,310	(67,838)	84,611	52,930	(46,859)	9,890,057	279,414	8,035,684

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
Reinvested dividends	$258,488	2,741,785	22,681	9,738,373	2,634,746	1,778,961	328,108	3,255,399
Mortality and expense risk charges (note 2)	(311,569)	(4,970,508)	(104,483)	(1,903,325)	(214,015)	(647,532)	(207,203)	(1,262,543)

Net investment income (loss)	(53,081)	(2,228,723)	(81,802)	7,835,048	2,420,731	1,131,429	120,905	1,992,856

Proceeds from mutual fund shares sold	2,997,718	116,034,049	1,563,553	123,747,307	30,180,987	17,254,000	1,693,787	32,354,043
Cost of mutual fund shares sold	(1,842,289)	(98,762,479)	(907,568)	(121,236,534)	(30,809,503)	(9,892,288)	(698,813)	(17,696,677)

Realized gain (loss) on investments	1,155,429	17,271,570	655,985	2,510,773	(628,516)	7,361,712	994,974	14,657,366
Change in unrealized gain (loss) on investments	(2,386,753)	80,606,095	629,579	(6,673,122)	(2,270,710)	(3,942,677)	(319,905)	(8,463,553)

Net gain (loss) on investments	(1,231,324)	97,877,665	1,285,564	(4,162,349)	(2,899,226)	3,419,035	675,069	6,193,813

Reinvested capital gains	1,302,143	350,443	3,684	–	–	4,126,563	727,488	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	$17,738	95,999,385	1,207,446	3,672,699	(478,495)	8,677,027	1,523,462	15,412,605

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$6,626,704	148,827	2,573,535	–	256,239	76,323	327,803	17,147
Mortality and expense risk charges (note 2)	(10,037,442)	(368,333)	(813,105)	(640,795)	(471,104)	(287,811)	(509,506)	(54,867)

Net investment income (loss)	(3,410,738)	(219,506)	1,760,430	(640,795)	(214,865)	(211,488)	(181,703)	(37,720)

Proceeds from mutual fund shares sold	193,361,864	2,402,558	17,811,934	19,192,049	8,091,065	1,962,383	27,370,339	446,487
Cost of mutual fund shares sold	(137,723,652)	(1,242,047)	(18,456,167)	(16,312,819)	(7,350,749)	(954,024)	(27,456,364)	(402,000)

Realized gain (loss) on investments.	55,638,212	1,160,511	(644,233)	2,879,230	740,316	1,008,359	(86,025)	44,487
Change in unrealized gain (loss) on investments	(123,508,728)	(3,215,038)	723,507	9,243,801	1,503,027	(278,986)	(2,394,451)	(210,336)

Net gain (loss) on investments	(67,870,516)	(2,054,527)	79,274	12,123,031	2,243,343	729,373	(2,480,476)	(165,849)

Reinvested capital gains	198,370,523	5,088,027	–	–	2,557,199	1,380,394	4,362,170	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	$127,089,269	2,813,994	1,839,704	11,482,236	4,585,677	1,898,279	1,699,991	108,497

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$40,311	190,472	759	131,744	832	70,314	7,039	260,086
Mortality and expense risk charges (note 2)	(326,358)	(68,302)	(452)	(48,751)	(778)	(25,130)	(4,635)	(176,633)

Net investment income (loss)	(286,047)	122,170	307	82,993	54	45,184	2,404	83,453

Proceeds from mutual fund shares sold	8,481,328	2,855,402	5,948	1,301,678	4,715	421,735	30,203	9,157,657
Cost of mutual fund shares sold	(8,243,857)	(2,631,106)	(5,259)	(1,146,090)	(4,205)	(372,378)	(26,334)	(8,095,763)

Realized gain (loss) on investments	237,471	224,296	689	155,588	510	49,357	3,869	1,061,894
Change in unrealized gain (loss) on investments	7,529,881	(163,826)	555	(116,743)	1,011	(62,754)	(3,817)	1,028,517

Net gain (loss) on investments	7,767,352	60,470	1,244	38,845	1,521	(13,397)	52	2,090,411

Reinvested capital gains	1,805,107	171,937	947	167,824	1,338	111,626	12,384	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	$9,286,412	354,577	2,498	289,662	2,913	143,413	14,840	3,033,557

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$1,962	249,191	555,216	2,131,437	29,822	139,135	723	370,256
Mortality and expense risk charges (note 2)	(1,297)	(136,087)	(267,307)	(709,867)	(19,612)	(235,554)	(464)	(2,624,480)

Net investment income (loss)	665	113,104	287,909	1,421,570	10,210	(96,419)	259	(2,254,224)

Proceeds from mutual fund shares sold	17,660	1,461,383	4,458,670	19,564,477	256,950	9,176,235	21,982	83,181,839
Cost of mutual fund shares sold	(11,237)	(1,263,825)	(4,036,641)	(17,896,327)	(205,959)	(8,713,533)	(17,893)	(43,648,332)

Realized gain (loss) on investments	6,423	197,558	422,029	1,668,150	50,991	462,702	4,089	39,533,507
Change in unrealized gain (loss) on investments	1,933	570,989	1,282,486	(2,690,240)	(125,339)	(3,056,983)	(1,188)	28,781,149

Net gain (loss) on investments	8,356	768,547	1,704,515	(1,022,090)	(74,348)	(2,594,281)	2,901	68,314,656

Reinvested capital gains	4,475	540,392	–	395,282	18,291	1,430,708	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13,496	1,422,043	1,992,424	794,762	(45,847)	(1,259,992)	3,160	66,060,432

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$60,633	111,192	15,441	738,406	696,906	343,135	1,485,143	230
Mortality and expense risk charges (note 2)	(241,763)	(447,859)	(43,140)	(2,030,769)	(1,902,977)	(443,036)	(651,068)	(3,509)

Net investment income (loss)	(181,130)	(336,667)	(27,699)	(1,292,363)	(1,206,071)	(99,901)	834,075	(3,279)

Proceeds from mutual fund shares sold	6,164,793	13,224,361	1,435,776	41,669,018	51,445,362	15,525,728	22,074,792	42,847
Cost of mutual fund shares sold	(3,515,779)	(11,188,299)	(1,427,729)	(12,531,307)	(20,045,875)	(12,616,956)	(21,925,515)	(33,009)

Realized gain (loss) on investments	2,649,014	2,036,062	8,047	29,137,711	31,399,487	2,908,772	149,277	9,838
Change in unrealized gain (loss) on investments	1,128,863	5,458,414	135,140	10,672,374	8,405,584	(3,597,345)	877,204	18,733

Net gain (loss) on investments	3,777,877	7,494,476	143,187	39,810,085	39,805,071	(688,573)	1,026,481	28,571

Reinvested capital gains	–	–	32,196	–	–	1,730,987	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,596,747	7,157,809	147,684	38,517,722	38,599,000	942,513	1,860,556	25,292

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Reinvested dividends	$–	–	331,144	882,430	2,407,233	679,209	70,982	186,346
Mortality and expense risk charges (note 2)	(58,305)	(27,898)	(527,389)	(450,070)	(359,688)	(306,365)	(21,477)	(381,497)

Net investment income (loss)	(58,305)	(27,898)	(196,245)	432,360	2,047,545	372,844	49,505	(195,151)

Proceeds from mutual fund shares sold	609,451	432,324	7,507,172	5,814,982	9,948,430	6,272,667	1,239,697	5,676,346
Cost of mutual fund shares sold	(365,114)	(287,048)	(6,084,358)	(5,065,041)	(9,751,722)	(5,135,009)	(1,258,777)	(4,846,251)

Realized gain (loss) on investments	244,337	145,276	1,422,814	749,941	196,708	1,137,658	(19,080)	830,095
Change in unrealized gain (loss) on investments	(64,283)	(212,777)	257,937	(36,834)	(1,750,119)	1,367,005	(262,412)	1,970,600

Net gain (loss) on investments	180,054	(67,501)	1,680,751	713,107	(1,553,411)	2,504,663	(281,492)	2,800,695

Reinvested capital gains.	120,578	108,508	664,222	20,716	–	–	–	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	$242,327	13,109	2,148,728	1,166,183	494,134	2,877,507	(231,987)	2,614,645

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
Reinvested dividends	$5,944,043	3,569,539	34,980	899,293	12,056	1,954	829,762	6,458
Mortality and expense risk charges (note 2)	(995,582)	(659,354)	(59,882)	(1,525,582)	(35,694)	(1,009)	(435,108)	(19,527)

Net investment income (loss)	4,948,461	2,910,185	(24,902)	(626,289)	(23,638)	945	394,654	(13,069)

Proceeds from mutual fund shares sold	28,227,909	45,535,292	1,575,876	45,885,359	329,727	10,097	20,641,041	454,262
Cost of mutual fund shares sold	(28,143,129)	(44,832,517)	(692,287)	(30,155,422)	(203,809)	(6,559)	(16,951,063)	(252,432)

Realized gain (loss) on investments	84,780	702,775	883,589	15,729,937	125,918	3,538	3,689,978	201,830
Change in unrealized gain (loss) on investments	(3,186,672)	(2,493,547)	450,855	16,119,031	383,323	(5,576)	(4,768,299)	53,521

Net gain (loss) on investments	(3,101,892)	(1,790,772)	1,334,444	31,848,968	509,241	(2,038)	(1,078,321)	255,351

Reinvested capital gains	–	–	541,784	13,372,601	200,259	15,057	6,370,089	131,528

Net increase (decrease) in contract owners’ equity resulting from operations	$1,846,569	1,119,413	1,851,326	44,595,280	685,862	13,964	5,686,422	373,810

Investment activity:	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$246,841	77,497	90,552	850	313,532	79	15,861	–
Mortality and expense risk charges (note 2)	(699,164)	(224,812)	(255,045)	(356)	(135,437)	(1,280)	(300,895)	(22,752)

Net investment income (loss)	(452,323)	(147,315)	(164,493)	494	178,095	(1,201)	(285,034)	(22,752)

Proceeds from mutual fund shares sold	12,765,278	6,082,244	14,008,311	8,644	8,142,971	8,970	10,243,919	524,882
Cost of mutual fund shares sold	(8,180,642)	(2,346,024)	(9,096,501)	(7,435)	(8,184,163)	(8,287)	(9,445,711)	(429,460)

Realized gain (loss) on investments	4,584,636	3,736,220	4,911,810	1,209	(41,192)	683	798,208	95,422
Change in unrealized gain (loss) on investments	3,640,331	(130,923)	(1,154,698)	(5,539)	(1,585,437)	9,708	1,522,666	261,196

Net gain (loss) on investments	8,224,967	3,605,297	3,757,112	(4,330)	(1,626,629)	10,391	2,320,874	356,618

Reinvested capital gains	4,775,572	–	–	3,540	1,298,784	1,990	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	$12,548,216	3,457,982	3,592,619	(296)	(149,750)	11,180	2,520,858	333,866

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
Reinvested dividends	$–	20,319,500	594,198	104,372	41,629	83	1,585,730	46,323
Mortality and expense risk charges (note 2)	(175,925)	(5,524,773)	(263,455)	(665,129)	(31,081)	(63)	(924,341)	(40,223)

Net investment income (loss)	(175,925)	14,794,727	330,743	(560,757)	10,548	20	661,389	6,100

Proceeds from mutual fund shares sold	9,470,084	121,011,040	2,265,886	22,010,201	886,521	453	28,925,934	529,058
Cost of mutual fund shares sold	(7,310,008)	(130,163,577)	(2,435,703)	(12,872,657)	(779,318)	(338)	(23,681,186)	(444,543)

Realized gain (loss) on investments	2,160,076	(9,152,537)	(169,817)	9,137,544	107,203	115	5,244,748	84,515
Change in unrealized gain (loss) on investments	371,664	20,496,127	518,902	1,412,357	(92,487)	(396)	(9,243,878)	(222,087)

Net gain (loss) on investments	2,531,740	11,343,590	349,085	10,549,901	14,716	(281)	(3,999,130)	(137,572)

Reinvested capital gains	–	–	–	–	5,820	339	5,392,480	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,815	26,138,317	679,828	9,989,144	31,084	78	2,054,739	28,560

Investment activity:	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
Reinvested dividends	$1,718,679	3,135,626	12,672,728	6,366,234	5,050,854	2,541,707	–	3,671,865
Mortality and expense risk charges (note 2)	(1,190,000)	(1,189,483)	(6,383,841)	(3,856,632)	(2,223,945)	(1,414,078)	(947,323)	(3,338,246)

Net investment income (loss)	528,679	1,946,143	6,288,887	2,509,602	2,826,909	1,127,629	(947,323)	333,619

Proceeds from mutual fund shares sold	22,383,076	32,732,018	81,151,252	67,191,524	35,370,284	30,059,569	20,485,511	85,411,836
Cost of mutual fund shares sold	(17,150,488)	(32,019,165)	(58,183,044)	(44,530,331)	(30,119,025)	(26,397,223)	(12,743,381)	(48,363,254)

Realized gain (loss) on investments	5,232,588	712,853	22,968,208	22,661,193	5,251,259	3,662,346	7,742,130	37,048,582
Change in unrealized gain (loss) on investments	(4,384,138)	(1,154,118)	(16,201,475)	(16,765,734)	(4,965,806)	(3,740,415)	(642,339)	(26,131,509)

Net gain (loss) on investments	848,450	(441,265)	6,766,733	5,895,459	285,453	(78,069)	7,099,791	10,917,073

Reinvested capital gains	2,869,673	2,137,385	7,526,584	5,502,011	4,415,215	3,289,990	–	7,824,153

Net increase (decrease) in contract owners’ equity resulting from operations	$4,246,802	3,642,263	20,582,204	13,907,072	7,527,577	4,339,550	6,152,468	19,074,845

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
Reinvested dividends	$27,296,691	–	–	3,397,934	28,943	244,440	–	3,271,926
Mortality and expense risk charges (note 2)	(7,022,313)	(898,552)	(23,927)	(3,839,420)	(56,295)	(3,529,666)	(99,773)	(3,538,558)

Net investment income (loss)	20,274,378	(898,552)	(23,927)	(441,486)	(27,352)	(3,285,226)	(99,773)	(266,632)

Proceeds from mutual fund shares sold	428,979,427	33,391,212	320,872	97,877,658	829,444	88,008,730	887,703	87,284,544
Cost of mutual fund shares sold	(428,979,427)	(25,229,216)	(201,112)	(69,507,409)	(568,741)	(56,062,922)	(557,103)	(73,967,615)

Realized gain (loss) on investments	–	8,161,996	119,760	28,370,249	260,703	31,945,808	330,600	13,316,929
Change in unrealized gain (loss) on investments	–	(1,015,805)	(3,967)	(86,190,696)	(886,443)	(62,880,047)	(940,028)	(5,224,104)

Net gain (loss) on investments	–	7,146,191	115,793	(57,820,447)	(625,740)	(30,934,239)	(609,428)	8,092,825

Reinvested capital gains	–	–	–	36,827,953	393,171	39,992,698	732,961	15,331,331

Net increase (decrease) in contract owners’ equity resulting from operations	$20,274,378	6,247,639	91,866	(21,433,980)	(259,921)	5,773,233	23,760	23,157,524

Investment activity:	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
Reinvested dividends	$14,542	43	179,908	–	–	1,439,494	5,616,923	–
Mortality and expense risk charges (note 2)	(36,164)	(51)	(229,794)	(5,678)	(250,759)	(1,056,973)	(1,740,950)	(33,510)

Net investment income (loss)	(21,622)	(8)	(49,886)	(5,678)	(250,759)	382,521	3,875,973	(33,510)

Proceeds from mutual fund shares sold	928,885	452	12,301,019	154,664	10,126,092	24,083,791	37,989,275	2,608,414
Cost of mutual fund shares sold	(535,135)	(385)	(12,021,844)	(147,718)	(9,520,241)	(18,364,568)	(35,348,820)	(2,417,657)

Realized gain (loss) on investments	393,750	67	279,175	6,946	605,851	5,719,223	2,640,455	190,757
Change in unrealized gain (loss) on investments	(327,029)	(259)	(1,006,313)	71,502	3,420,371	(11,385,657)	(1,824,280)	(275,464)

Net gain (loss) on investments	66,721	(192)	(727,138)	78,448	4,026,222	(5,666,434)	816,175	(84,707)

Reinvested capital gains	80,403	587	2,477,702	–	–	3,329,273	7,186	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	$125,502	387	1,700,678	72,770	3,775,463	(1,954,640)	4,699,334	(92,697)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
Reinvested dividends	$232,876	215,386	–	863,880	24,827	15,784	638	820,882
Mortality and expense risk charges (note 2)	(1,068,330)	(137,364)	(2,041,586)	(1,694,204)	(73,573)	(198,840)	(119,064)	(4,141,732)

Net investment income (loss)	(835,454)	78,022	(2,041,586)	(830,324)	(48,746)	(183,056)	(118,426)	(3,320,850)

Proceeds from mutual fund shares sold	23,275,934	3,401,456	55,356,492	53,151,906	6,274,978	3,659,133	948,458	91,920,944
Cost of mutual fund shares sold	(12,198,192)	(2,801,914)	(26,301,436)	(34,214,574)	(5,707,744)	(3,127,787)	(584,878)	(68,625,808)

Realized gain (loss) on investments	11,077,742	599,542	29,055,056	18,937,332	567,234	531,346	363,580	23,295,136
Change in unrealized gain (loss) on investments	(4,644,578)	(1,537,487)	6,324,263	(20,218,940)	(696,613)	483,657	469,333	22,322,044

Net gain (loss) on investments	6,433,164	(937,945)	35,379,319	(1,281,608)	(129,379)	1,015,003	832,913	45,617,180

Reinvested capital gains	–	768,457	–	13,518,440	161,041	59,366	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,597,710	(91,466)	33,337,733	11,406,508	(17,084)	891,313	714,487	42,296,330

Investment activity:	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
Reinvested dividends	$3,106,295	2,404,060	79,567	–	181,247	14,398	28,614	344
Mortality and expense risk charges (note 2)	(2,766,654)	(2,158,558)	(127,210)	(12,462)	(28,475)	(2,098)	(131,807)	(2,677)

Net investment income (loss)	339,641	245,502	(47,643)	(12,462)	152,772	12,300	(103,193)	(2,333)

Proceeds from mutual fund shares sold	50,074,820	38,682,862	916,737	767,241	3,248,360	89,794	5,145,459	24,736
Cost of mutual fund shares sold	(28,247,333)	(17,610,670)	(437,181)	(787,947)	(3,238,007)	(95,112)	(4,580,460)	(17,624)

Realized gain (loss) on investments	21,827,487	21,072,192	479,556	(20,706)	10,353	(5,318)	564,999	7,112
Change in unrealized gain (loss) on investments	(21,611,082)	(20,856,397)	(482,044)	(37,536)	(147,534)	(10,954)	(1,360,991)	(16,502)

Net gain (loss) on investments	216,405	215,795	(2,488)	(58,242)	(137,181)	(16,272)	(795,992)	(9,390)

Reinvested capital gains	11,309,263	8,738,887	332,750	–	–	–	305,134	7,442

Net increase (decrease) in contract owners’ equity resulting from operations	$11,865,309	9,200,184	282,619	(70,704)	15,591	(3,972)	(594,051)	(4,281)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
Reinvested dividends	$3,251,506	75,280	–	200,445	30,772	16,757	412	6,882
Mortality and expense risk charges (note 2)	(3,755,815)	(162,095)	(1,870,510)	(108,796)	(6,939)	(3,720)	(411)	(3,785)

Net investment income (loss)	(504,309)	(86,815)	(1,870,510)	91,649	23,833	13,037	1	3,097

Proceeds from mutual fund shares sold	76,644,369	1,194,789	47,327,429	804,064	771,041	185,690	8,660	73,463
Cost of mutual fund shares sold	(58,940,953)	(740,966)	(28,045,452)	(691,935)	(777,067)	(183,379)	(6,671)	(66,309)

Realized gain (loss) on investments	17,703,416	453,823	19,281,977	112,129	(6,026)	2,311	1,989	7,154
Change in unrealized gain (loss) on investments	(5,699,597)	(152,918)	(8,471,023)	241,735	37,674	13,637	(8,685)	(53,353)

Net gain (loss) on investments	12,003,819	300,905	10,810,954	353,864	31,648	15,948	(6,696)	(46,199)

Reinvested capital gains	–	–	–	–	1,346	–	4,735	39,215

Net increase (decrease) in contract owners’ equity resulting from operations	$11,499,510	214,090	8,940,444	445,513	56,827	28,985	(1,960)	(3,887)

Investment activity:	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
Reinvested dividends	$–	–	–	–	–	–	–	–
Mortality and expense risk charges (note 2)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Net investment income (loss)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Proceeds from mutual fund shares sold	51,497	34,994	68,183	109,552	431,387	24,259	269,236	958
Cost of mutual fund shares sold	(41,641)	(33,723)	(62,426)	(91,514)	(395,825)	(19,779)	(239,367)	(799)

Realized gain (loss) on investments	9,856	1,271	5,757	18,038	35,562	4,480	29,869	159
Change in unrealized gain (loss) on investments	3,230	(8,246)	(4,569)	(13,238)	(23,113)	16,405	(67,141)	(60)

Net gain (loss) on investments	13,086	(6,975)	1,188	4,800	12,449	20,885	(37,272)	99

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,276	(7,644)	(377)	1,980	7,116	16,498	(49,097)	85

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$–	19,234	346,557	206,531	490,020	601	180,897	205,021
Mortality and expense risk charges (note 2)	(71)	(217,416)	(272,445)	(62,720)	(1,001,008)	(3,841)	(499,832)	(494,246)

Net investment income (loss)	(71)	(198,182)	74,112	143,811	(510,988)	(3,240)	(318,935)	(289,225)

Proceeds from mutual fund shares sold	7,717	6,796,145	6,629,700	2,073,212	23,979,881	38,767	18,709,781	15,872,259
Cost of mutual fund shares sold	(6,904)	(5,636,221)	(5,804,946)	(2,045,929)	(21,351,074)	(30,444)	(13,954,961)	(7,503,155)

Realized gain (loss) on investments	813	1,159,924	824,754	27,283	2,628,807	8,323	4,754,820	8,369,104
Change in unrealized gain (loss) on investments	(1,017)	1,060,069	(2,124,100)	37,028	3,695,392	6,409	1,073,929	(2,732,347)

Net gain (loss) on investments	(204)	2,219,993	(1,299,346)	64,311	6,324,199	14,732	5,828,749	5,636,757

Reinvested capital gains	–	–	1,402,463	–	–	–	7,145,439	8,098,344

Net increase (decrease) in contract owners’ equity resulting from operations	$(275)	2,021,811	177,229	208,122	5,813,211	11,492	12,655,253	13,445,876

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
Reinvested dividends	$58,615	38,403	310,470	–	325,671	38,314	1,787,009	–
Mortality and expense risk charges (note 2)	(610,827)	(325,920)	(359,301)	(49,034)	(99,170)	(19,225)	(303,798)	(348,499)

Net investment income (loss)	(552,212)	(287,517)	(48,831)	(49,034)	226,501	19,089	1,483,211	(348,499)

Proceeds from mutual fund shares sold	19,822,063	10,084,706	3,061,451	556,611	2,241,177	203,601	8,513,668	14,783,366
Cost of mutual fund shares sold	(15,432,815)	(4,606,111)	(1,932,821)	(340,484)	(2,186,689)	(203,783)	(8,814,126)	(10,850,430)

Realized gain (loss) on investments	4,389,248	5,478,595	1,128,630	216,127	54,488	(182)	(300,458)	3,932,936
Change in unrealized gain (loss) on investments	8,692,406	1,678,174	(2,196,928)	185,542	58,059	13,179	(665,909)	193,931

Net gain (loss) on investments	13,081,654	7,156,769	(1,068,298)	401,669	112,547	12,997	(966,367)	4,126,867

Reinvested capital gains	5,718,183	3,746,441	430,843	–	–	–	763,543	1,274,971

Net increase (decrease) in contract owners’ equity resulting from operations	$18,247,625	10,615,693	(686,286)	352,635	339,048	32,086	1,280,387	5,053,339

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
Reinvested dividends	$3,525,077	98,342	1,888,699	1,322,028	4,693,115	1,566,881	358,021	32,568
Mortality and expense risk charges (note 2)	(4,005,902)	(206,257)	(3,638,883)	(1,270,295)	(1,374,936)	(3,437,222)	(493,193)	(65,990)

Net investment income (loss)	(480,825)	(107,915)	(1,750,184)	51,733	3,318,179	(1,870,341)	(135,172)	(33,422)

Proceeds from mutual fund shares sold	150,642,062	4,113,551	14,591,930	12,095,281	8,891,087	36,432,767	1,684,183	402,342
Cost of mutual fund shares sold	(76,787,425)	(3,093,126)	(9,332,664)	(8,950,814)	(9,094,335)	(28,746,326)	(1,096,268)	(343,633)

Realized gain (loss) on investments	73,854,637	1,020,425	5,259,266	3,144,467	(203,248)	7,686,441	587,915	58,709
Change in unrealized gain (loss) on investments	(152,134,697)	(826,978)	83,813,774	8,076,334	1,758,736	2,167,297	4,510,087	2,095,711

Net gain (loss) on investments	(78,280,060)	193,447	89,073,040	11,220,801	1,555,488	9,853,738	5,098,002	2,154,420

Reinvested capital gains	27,528,039	1,202,247	14,731,001	1,795	–	22,981,411	322,208	29,226

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,232,846)	1,287,779	102,053,857	11,274,329	4,873,667	30,964,808	5,285,038	2,150,224

Investment activity:	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
Reinvested dividends	$14,357	3,091	6,410,274	476,632	630,174	896,196	–	2,923
Mortality and expense risk charges (note 2)	(746,847)	(3,619,875)	(1,097,250)	(1,076,133)	(516,945)	(275,698)	(86,777)	(192,725)

Net investment income (loss)	(732,490)	(3,616,784)	5,313,024	(599,501)	113,229	620,498	(86,777)	(189,802)

Proceeds from mutual fund shares sold	3,018,777	41,860,782	7,259,633	6,902,354	5,015,013	38,333,112	1,603,155	1,190,771
Cost of mutual fund shares sold	(1,768,791)	(30,584,638)	(7,060,667)	(3,975,645)	(3,599,229)	(39,414,746)	(1,069,711)	(921,832)

Realized gain (loss) on investments	1,249,986	11,276,144	198,966	2,926,709	1,415,784	(1,081,634)	533,444	268,939
Change in unrealized gain (loss) on investments	14,000,634	45,858,613	(3,385,854)	10,110,684	(1,937,952)	1,110,733	(135,320)	959,096

Net gain (loss) on investments	15,250,620	57,134,757	(3,186,888)	13,037,393	(522,168)	29,099	398,124	1,228,035

Reinvested capital gains	5,064,463	6,725,125	–	2,224,092	3,592,027	–	–	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	$19,582,593	60,243,098	2,126,136	14,661,984	3,183,088	649,597	311,347	1,440,601

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
Reinvested dividends	$1,646,952	307,717	122,564	–	–	648	1,148,259	1,018,495
Mortality and expense risk charges (note 2)	(497,116)	(122,308)	(357,291)	(1,703,395)	(1,739,372)	(177,147)	(1,688,836)	(2,145,509)

Net investment income (loss)	1,149,836	185,409	(234,727)	(1,703,395)	(1,739,372)	(176,499)	(540,577)	(1,127,014)

Proceeds from mutual fund shares sold	17,010,586	1,739,052	7,451,909	14,158,713	19,236,052	2,630,606	17,988,142	44,331,180
Cost of mutual fund shares sold	(17,010,586)	(1,772,946)	(5,640,941)	(8,182,262)	(13,163,429)	(2,690,353)	(13,027,920)	(34,266,284)

Realized gain (loss) on investments	–	(33,894)	1,810,968	5,976,451	6,072,623	(59,747)	4,960,222	10,064,896
Change in unrealized gain (loss) on investments	–	34,819	(7,086,843)	(3,045,846)	(1,757,309)	(1,042,471)	(10,610,895)	(22,749,873)

Net gain (loss) on investments	–	925	(5,275,875)	2,930,605	4,315,314	(1,102,218)	(5,650,673)	(12,684,977)

Reinvested capital gains	–	–	864,218	25,247,198	12,468,603	574,769	7,415,435	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	$1,149,836	186,334	(4,646,384)	26,474,408	15,044,545	(703,948)	1,224,185	10,055,531

See accompanying notes to financial statements.

24

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,006,581	73,745,372	9,673	4,658	(130,016)	(145,234)	–	(1,578)
Realized gain (loss) on investments	961,343,862	526,212,018	49,145	6,786	1,640,721	393,132	–	68,701
Change in unrealized gain (loss) on investments	(513,187,435)	642,457,172	(47,842)	53,631	(2,009,263)	307,272	–	(85,904)
Reinvested capital gains	721,563,167	478,254,937	–	–	517,364	413,918	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	1,238,726,175	1,720,669,499	10,976	65,075	18,806	969,088	–	(18,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	395,145,800	425,785,056	8,701	4,040	245,091	263,575	–	9,168
Transfers between funds	–	–	(47,393)	9,321	10,276	992,246	–	(450,043)
Redemptions (note 3)	(2,791,617,541)	(2,269,980,325)	(137,619)	(66,862)	(1,448,681)	(543,955)	–	(13,601)
Annuity benefits	(7,216,159)	(5,952,411)	–	–	(26,716)	(20,640)	–	–
Annual contract maintenance charges (note 2)	(324,947)	(345,291)	–	–	(17)	(1)	–	–
Contingent deferred sales charges (note 2)	(14,192,307)	(20,516,578)	(2,203)	(1,345)	(26,967)	(5,733)	–	(163)
Adjustments to maintain reserves	(28,163)	1,697,555	19	(31)	(11,894)	(1,615)	–	(23)

Net equity transactions	(2,418,233,317)	(1,869,311,994)	(178,495)	(54,877)	(1,258,908)	683,877	–	(454,662)

Net change in contract owners’ equity	(1,179,507,142)	(148,642,495)	(167,519)	10,198	(1,240,102)	1,652,965	–	(473,443)
Contract owners’ equity beginning of period	15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

Contract owners’ equity end of period	$14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	–	–

CHANGES IN UNITS:
Beginning units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

Units purchased	338,899,951	258,346,988	795	1,789	242,220	159,039	–	928
Units redeemed	(473,121,278)	(384,674,852)	(15,995)	(6,832)	(341,647)	(94,097)	–	(50,764)

Ending units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	–	–

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,319)	(2,205)	(31,664)	(28,290)	(64,839)	(17,016)	(1,498)	(2,758)
Realized gain (loss) on investments	15,770	6,846	352,150	192,198	376,429	62,675	17,878	13,422
Change in unrealized gain (loss) on investments	4,302	3,864	(163,703)	(96,748)	(608,369)	70,252	21,571	43,720
Reinvested capital gains	–	–	–	–	353,722	48,671	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,753	8,505	156,783	67,160	56,943	164,582	37,951	54,384

Equity transactions:
Purchase payments received from contract owners (note 3)	8,683	17,205	128,418	25,841	131,910	85,956	26,897	1,266
Transfers between funds	10,090	(405)	252,625	381,134	1,987,994	2,405,181	(140)	428,034
Redemptions (note 3)	(34,332)	(17,661)	(280,971)	(193,385)	(861,091)	(96,864)	(41,931)	(25,180)
Annuity benefits	–	–	(6,240)	(1,416)	(12,749)	(10,135)	–	–
Annual contract maintenance charges (note 2)	–	–	(9)	–	(37)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,063)	(578)	(4,574)	(1,345)	(3,851)	(2,611)	(8)	(347)
Adjustments to maintain reserves	(43)	1	2	(107)	75	(934)	(29)	3

Net equity transactions	(16,665)	(1,438)	89,251	210,722	1,242,251	2,380,589	(15,211)	403,776

Net change in contract owners’ equity	1,088	7,067	246,034	277,882	1,299,194	2,545,171	22,740	458,160
Contract owners’ equity beginning of period	189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

Contract owners’ equity end of period	$190,381	189,293	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844

CHANGES IN UNITS:
Beginning units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

Units purchased	1,600	1,582	120,159	74,963	973,099	293,021	1,888	36,428
Units redeemed	(3,032)	(1,828)	(115,767)	(52,649)	(869,723)	(70,029)	(3,187)	(3,080)

Ending units	14,793	16,225	161,870	157,478	344,231	240,855	45,118	46,417

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCoreEq2		AIMGlobHlth		AIMGlobRE		AIMLrgCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(17,825)	(12,211)	(641)	(177)	16,103	736	(5,712)	(2,403)
Realized gain (loss) on investments	43,117	1,516	543	17	12,780	1,046	9,124	1,875
Change in unrealized gain (loss) on investments	80,598	142,296	5,927	2,197	(105,430)	9,252	58,209	46,849
Reinvested capital gains	–	–	–	–	46,053	3,632	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	105,890	131,601	5,829	2,037	(30,494)	14,666	61,621	46,321

Equity transactions:
Purchase payments received from contract owners (note 3)	2,009	1,655	15,137	2,223	35,703	2,498	29,694	7,385
Transfers between funds	(65,862)	1,780,145	7,426	43,693	456,882	97,087	54,096	416,309
Redemptions (note 3)	(211,234)	(45,877)	(1,896)	(1,548)	(72,204)	(2,549)	(58,160)	(15,327)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(25)	(6)	(69)	(5)	–	–
Contingent deferred sales charges (note 2)	(1,725)	(147)	–	–	(587)	–	(171)	(262)
Adjustments to maintain reserves	(129)	(66)	(8)	2	(6,044)	(43)	4	(34)

Net equity transactions	(276,941)	1,735,710	20,634	44,364	413,681	96,988	25,463	408,071

Net change in contract owners’ equity	(171,051)	1,867,311	26,463	46,401	383,187	111,654	87,084	454,392
Contract owners’ equity beginning of period	1,867,311	–	46,401	–	111,654	–	454,392	–

Contract owners’ equity end of period	$1,696,260	1,867,311	72,864	46,401	494,841	111,654	541,476	454,392

CHANGES IN UNITS:
Beginning units	173,478	–	4,361	–	8,689	–	44,482	–

Units purchased	2,230	178,480	2,104	5,202	53,121	10,128	7,351	49,661
Units redeemed	(26,823)	(5,002)	(274)	(841)	(20,615)	(1,439)	(5,444)	(5,179)

Ending units	148,885	173,478	6,191	4,361	41,195	8,689	46,389	44,482

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMPreEq		AIMPreEq2		AlVGrIncB		AlVLrgCpGrB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	2,634	–	1,972	(22,752)	(25,802)	(59,439)	(64,190)
Realized gain (loss) on investments	–	111,387	–	427,405	306,567	310,615	224,513	452,847
Change in unrealized gain (loss) on investments	–	(92,131)	–	(346,393)	(363,909)	48,824	187,300	(484,779)
Reinvested capital gains	–	–	–	–	194,260	218,749	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	21,890	–	82,984	114,166	552,386	352,374	(96,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	571	–	–	21,858	23,803	8,400	32,258
Transfers between funds	–	(439,064)	–	(1,751,648)	(612,926)	(390,832)	(330,579)	(430,615)
Redemptions (note 3)	–	(16,020)	–	(68,429)	(268,158)	(341,071)	(221,057)	(210,602)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(51)	–	(515)	(3,446)	(2,538)	(1,906)	(4,142)
Adjustments to maintain reserves	–	(11)	–	(44)	(1,382)	(296)	(96)	(220)

Net equity transactions	–	(454,575)	–	(1,820,636)	(864,054)	(710,934)	(545,238)	(613,321)

Net change in contract owners’ equity	–	(432,685)	–	(1,737,652)	(749,888)	(158,548)	(192,864)	(709,443)
Contract owners’ equity beginning of period	–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

Contract owners’ equity end of period	$–	–	–	–	3,355,423	4,105,311	3,233,536	3,426,400

CHANGES IN UNITS:
Beginning units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

Units purchased	–	88	–	290	12,418	16,135	5,585	53,892
Units redeemed	–	(46,487)	–	(172,826)	(76,630)	(78,232)	(53,268)	(108,672)

Ending units	–	–	–	–	246,507	310,719	261,646	309,329

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,001)	(95,863)	1,420,947	1,526,187	(9,761)	(10,104)	1,610,066	1,248,481
Realized gain (loss) on investments	777,119	335,267	16,516,780	10,040,064	304,934	503,255	(406,105)	(478,258)
Change in unrealized gain (loss) on investments	(1,049,780)	28,442	(18,484,012)	18,406,291	(357,821)	55,061	2,640,419	(626,441)
Reinvested capital gains	358,138	408,442	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,476	676,288	(546,285)	29,972,542	(62,648)	548,212	3,844,380	143,782

Equity transactions:
Purchase payments received from contract owners (note 3)	81,278	211,451	2,781,657	3,930,631	42,534	43,906	1,470,804	1,654,651
Transfers between funds	(435,016)	(162,705)	(13,558,504)	(14,016,892)	(189,631)	(916,386)	3,189,944	(10,026,103)
Redemptions (note 3)	(977,617)	(411,496)	(37,768,191)	(38,083,882)	(345,540)	(446,407)	(7,126,153)	(7,976,946)
Annuity benefits	(2,267)	(475)	(54,214)	(66,881)	(449)	(553)	(105,876)	(93,137)
Annual contract maintenance charges (note 2)	–	–	(6,106)	(7,301)	–	–	(399)	(491)
Contingent deferred sales charges (note 2)	(20,047)	(6,010)	(120,484)	(280,828)	(6,191)	(4,569)	(25,066)	(45,492)
Adjustments to maintain reserves	592	(344)	1,247	4,884	(603)	(1,994)	(4,920)	7,124

Net equity transactions	(1,353,077)	(369,579)	(48,724,595)	(48,520,269)	(499,880)	(1,326,003)	(2,601,666)	(16,480,394)

Net change in contract owners’ equity	(1,331,601)	306,709	(49,270,880)	(18,547,727)	(562,528)	(777,791)	1,242,714	(16,336,612)
Contract owners’ equity beginning of period	6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

Contract owners’ equity end of period	$4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673	53,599,707	52,356,993

CHANGES IN UNITS:
Beginning units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

Units purchased	23,414	33,709	1,578,485	1,003,013	12,489	7,485	2,021,986	1,535,566
Units redeemed	(109,126)	(58,427)	(4,584,943)	(4,312,877)	(48,001)	(116,848)	(2,297,922)	(3,084,510)

Ending units	301,006	386,718	9,788,983	12,795,441	265,462	300,974	4,431,444	4,707,380

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPInt3		ACVPMdCpV		ACVPMdCpV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(377,437)	551,579	(374,333)	326,704	(77,892)	19,431	(2,684)	(642)
Realized gain (loss) on investments	12,599,245	7,064,246	8,738,200	5,732,632	540,182	107,672	19,751	1,276
Change in unrealized gain (loss) on investments	2,644,629	13,873,990	3,186,956	9,004,295	(1,405,711)	310,701	(51,868)	10,490
Reinvested capital gains	–	–	–	–	140,936	199,903	2,217	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	14,866,437	21,489,815	11,550,823	15,063,631	(802,485)	637,707	(32,584)	14,636

Equity transactions:
Purchase payments received from contract owners (note 3)	413,357	398,145	1,699,054	2,466,511	675,795	131,830	269,753	57,139
Transfers between funds	(5,908,576)	(6,984,646)	(1,497,672)	(3,730,516)	7,281,059	7,528,491	109,069	–
Redemptions (note 3)	(23,413,266)	(17,544,028)	(12,077,479)	(8,887,072)	(2,183,440)	(116,336)	(20,335)	(8,219)
Annuity benefits	(24,185)	(25,371)	(2,197)	(1,763)	–	–	(25,157)	(1,098)
Annual contract maintenance charges (note 2)	(2,569)	(2,698)	(896)	(1,220)	(298)	(28)	–	–
Contingent deferred sales charges (note 2)	(47,296)	(116,764)	(58,094)	(77,868)	(12,065)	(364)	(677)	–
Adjustments to maintain reserves	2,616	16,379	2,689	12,112	(42)	306	350	9

Net equity transactions	(28,979,919)	(24,258,983)	(11,934,595)	(10,219,816)	5,761,009	7,543,899	333,003	47,831

Net change in contract owners’ equity	(14,113,482)	(2,769,168)	(383,772)	4,843,815	4,958,524	8,181,606	300,419	62,467
Contract owners’ equity beginning of period	101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

Contract owners’ equity end of period	$87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606	416,040	115,621

CHANGES IN UNITS:
Beginning units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

Units purchased	680,755	17,098	990,345	833,973	1,534,504	1,013,620	26,452	4,564
Units redeemed	(2,293,973)	(1,648,610)	(1,699,412)	(1,573,299)	(1,060,532)	(303,345)	(2,561)	(561)

Ending units	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275	32,641	8,750

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(138,028)	(186,183)	(31,674)	(38,118)	2,153,291	917,098	(31,633)	(46,431)
Realized gain (loss) on investments	396,143	919,395	168,623	319,436	34,159,717	9,594,716	352,729	586,226
Change in unrealized gain (loss) on investments	1,650,422	(1,537,533)	158,181	(399,437)	(99,697,993)	23,597,928	(1,577,676)	(23,610)
Reinvested capital gains	–	–	–	–	40,370,840	44,359,944	709,770	739,532

Net increase (decrease) in contract owners’ equity resulting from operations	1,908,537	(804,321)	295,130	(118,119)	(23,014,145)	78,469,686	(546,810)	1,255,717

Equity transactions:
Purchase payments received from contract owners (note 3)	477,874	407,933	24	11,260	8,713,861	10,091,631	116,466	116,853
Transfers between funds	4,932,437	(7,246,980)	(41,450)	(800,632)	(54,325,120)	(14,170,009)	(153,734)	(911,941)
Redemptions (note 3)	(1,963,103)	(2,083,407)	(328,100)	(184,153)	(79,379,249)	(70,101,076)	(801,363)	(751,897)
Annuity benefits	(14,327)	(14,078)	–	–	(133,655)	(141,919)	–	–
Annual contract maintenance charges (note 2)	(438)	(484)	–	–	(7,110)	(7,879)	–	–
Contingent deferred sales charges (note 2)	(19,141)	(23,320)	(5,868)	(3,643)	(476,095)	(665,990)	(12,426)	(12,455)
Adjustments to maintain reserves	(363)	(399)	(82)	(252)	(33,430)	55,482	(154)	(451)

Net equity transactions	3,412,939	(8,960,735)	(375,476)	(977,420)	(125,640,798)	(74,939,760)	(851,211)	(1,559,891)

Net change in contract owners’ equity	5,321,476	(9,765,056)	(80,346)	(1,095,539)	(148,654,943)	3,529,926	(1,398,021)	(304,174)
Contract owners’ equity beginning of period	12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

Contract owners’ equity end of period	$17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138	7,328,653	8,726,674

CHANGES IN UNITS:
Beginning units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

Units purchased	861,933	429,844	17,917	13,831	3,443,763	3,676,423	29,771	58,372
Units redeemed	(615,185)	(1,271,931)	(54,062)	(107,171)	(9,299,017)	(7,687,870)	(87,620)	(179,316)

Ending units	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492	539,862	597,711

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(174,389)	(2,559)	(1,970)	(311)	26,207	(6,227)	37,773	3,758
Realized gain (loss) on investments	1,921,676	(6,208)	2,126	60	94,238	48,471	418,504	100,649
Change in unrealized gain (loss) on investments	2,241,451	30,150	31,435	956	(325,702)	166,576	(1,477,545)	654,268
Reinvested capital gains	–	–	–	52	223,785	64,751	630,056	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,988,738	21,383	31,591	757	18,528	273,571	(391,212)	758,675

Equity transactions:
Purchase payments received from contract owners (note 3)	280,469	29,878	351,617	2,250	71,816	66,700	38,330	79,616
Transfers between funds	29,178,951	441,855	67,507	–	(13)	(11,647)	1,472,929	(17,316)
Redemptions (note 3)	(2,401,725)	(27,573)	(2,154)	(230)	(265,561)	(134,522)	(554,545)	(255,001)
Annuity benefits	–	–	(4,718)	(1,110)	–	–	–	–
Annual contract maintenance charges (note 2)	(50)	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,420)	(25)	–	–	(1,548)	(1,292)	(8,582)	(4,719)
Adjustments to maintain reserves	(303)	9	129	50	(61)	(136)	(10,640)	(8)

Net equity transactions	27,049,922	444,144	412,381	960	(195,367)	(80,897)	937,492	(197,428)

Net change in contract owners’ equity	31,038,660	465,527	443,972	1,717	(176,839)	192,674	546,280	561,247
Contract owners’ equity beginning of period	465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

Contract owners’ equity end of period	$31,504,187	465,527	460,497	16,525	1,993,781	2,170,620	5,067,332	4,521,052

CHANGES IN UNITS:
Beginning units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

Units purchased	5,894,147	85,222	26,598	79	5,279	5,473	121,136	8,057
Units redeemed	(3,653,658)	(38,398)	(423)	(21)	(19,766)	(12,215)	(53,069)	(23,977)

Ending units	2,287,313	46,824	27,543	1,368	152,662	167,149	393,076	325,009

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BBTLgCapGr		BBTMdCapGr		CSTGlobSmCp		CSTIntFoc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(448)	(14,989)	(47,017)	(29,711)	(29,478)	(33,792)	1,807	(1,620)
Realized gain (loss) on investments	68,028	37,884	180,824	98,818	206,035	351,098	961,017	652,408
Change in unrealized gain (loss) on investments	(350,529)	13,427	483,689	(188,993)	(293,526)	57,458	152,569	661,797
Reinvested capital gains	319,189	4,358	362,469	182,048	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,240	40,680	979,965	62,162	(116,969)	374,764	1,115,393	1,312,585

Equity transactions:
Purchase payments received from contract owners (note 3)	1,276	44,290	55,772	69,463	12,923	15,873	16,865	10,585
Transfers between funds	(1,611,457)	(32,259)	(97,330)	(8,330)	(140,860)	(188,610)	(356,442)	(206,324)
Redemptions (note 3)	(52,212)	(119,008)	(241,113)	(205,804)	(383,420)	(834,836)	(1,763,013)	(1,782,662)
Annuity benefits	–	–	–	–	–	–	(3,686)	(2,916)
Annual contract maintenance charges (note 2)	–	–	–	–	(47)	(58)	(51)	(64)
Contingent deferred sales charges (note 2)	(1,677)	(2,646)	(3,036)	(3,559)	(226)	(830)	(517)	(2,092)
Adjustments to maintain reserves.	269	(136)	(40)	127	(52)	(179)	221	(142)

Net equity transactions	(1,663,801)	(109,759)	(285,747)	(148,103)	(511,682)	(1,008,640)	(2,106,623)	(1,983,615)

Net change in contract owners’ equity	(1,627,561)	(69,079)	694,218	(85,941)	(628,651)	(633,876)	(991,230)	(671,030)
Contract owners’ equity beginning of period	1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

Contract owners’ equity end of period	$–	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525	6,863,280	7,854,510

CHANGES IN UNITS:
Beginning units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

Units purchased	160	5,373	6,329	4,825	659	2,395	2,709	540
Units redeemed	(170,195)	(17,255)	(23,719)	(14,633)	(36,425)	(80,389)	(140,288)	(156,403)

Ending units	–	170,035	194,644	212,034	189,766	225,532	429,076	566,655

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTLCapV		DryIPELead		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,729	(20,270)	(7,631)	(27,090)	(419,255)	(511,261)	4,038,401	4,077,888
Realized gain (loss) on investments	1,750,843	721,903	(125,639)	118,097	3,352,354	6,760,578	29,203,434	(24,506,830)
Change in unrealized gain (loss) on investments	(3,638,075)	1,563,021	(36,668)	(230,119)	(5,558,515)	(856,674)	1,988,057	135,270,460
Reinvested capital gains	2,077,602	–	177,599	221,791	2,261,700	1,579,129	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	211,099	2,264,654	7,661	82,679	(363,716)	6,971,772	35,229,892	114,841,518

Equity transactions:
Purchase payments received from contract owners (note 3)	181,343	121,770	2,915	38,885	1,237,365	2,140,827	16,832,892	20,909,493
Transfers between funds	(939,372)	(41,587)	(1,336,257)	(137,208)	(8,092,633)	(5,457,169)	(51,522,210)	(59,777,868)
Redemptions (note 3)	(3,745,145)	(3,198,285)	(49,821)	(152,918)	(8,285,927)	(8,994,851)	(165,777,916)	(149,144,875)
Annuity benefits	–	–	–	–	(51,123)	(40,837)	(226,605)	(207,337)
Annual contract maintenance charges (note 2)	(193)	(268)	–	–	(1,651)	(1,765)	(36,121)	(42,159)
Contingent deferred sales charges (note 2)	(1,840)	(7,746)	(920)	(3,082)	(54,360)	(82,535)	(575,752)	(1,014,413)
Adjustments to maintain reserves	(76)	(68)	(48)	(158)	2,274	8,543	(4,361)	83,673

Net equity transactions	(4,505,283)	(3,126,184)	(1,384,131)	(254,481)	(15,246,055)	(12,427,787)	(201,310,073)	(189,193,486)

Net change in contract owners’ equity	(4,294,184)	(861,530)	(1,376,470)	(171,802)	(15,609,771)	(5,456,015)	(166,080,181)	(74,351,968)
Contract owners’ equity beginning of period	13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	856,866,985	931,218,953

Contract owners’ equity end of period	$9,298,560	13,592,744	–	1,376,470	42,299,009	57,908,780	690,786,804	856,866,985

CHANGES IN UNITS:
Beginning units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	57,892,321	71,700,975

Units purchased	90,718	95,021	1,561	8,652	858,338	2,548,385	7,769,555	4,395,471
Units redeemed	(344,664)	(297,495)	(103,389)	(28,218)	(1,853,106)	(3,462,317)	(21,117,727)	(18,204,125)

Ending units	537,328	791,274	–	101,828	2,832,247	3,827,015	44,544,149	57,892,321

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		DryVAppS		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$540,430	610,594	(17,629)	(17,996)	(4,209)	(5,658)	1,094	276
Realized gain (loss) on investments	11,774,366	7,238,589	258,187	169,107	3,995	3,146	15,053	27,133
Change in unrealized gain (loss) on investments	(5,533,266)	10,757,414	(71,823)	339,376	(127,018)	(27,915)	(66,734)	28,967
Reinvested capital gains	–	–	–	–	62,765	39,666	63,897	37,928

Net increase (decrease) in contract owners’ equity resulting from operations	6,781,530	18,606,597	168,735	490,487	(64,467)	9,239	13,310	94,304

Equity transactions:
Purchase payments received from contract owners (note 3)	1,915,852	2,578,680	59,474	149,669	30,350	23,608	–	–
Transfers between funds	(10,070,227)	(8,826,249)	(313,264)	(78,757)	(2,689)	2,992	–	–
Redemptions (note 3)	(22,712,531)	(25,926,972)	(307,546)	(331,216)	(7,233)	(4,641)	(9,935)	(46,703)
Annuity benefits	(88,596)	(65,449)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,678)	(5,748)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(81,449)	(117,995)	(3,240)	(6,010)	(122)	(59)	(130)	(477)
Adjustments to maintain reserves	732	5,698	(104)	(269)	(3)	(2)	398	(27)

Net equity transactions	(31,040,897)	(32,358,035)	(564,680)	(266,583)	20,303	21,898	(9,667)	(47,207)

Net change in contract owners’ equity	(24,259,367)	(13,751,438)	(395,945)	223,904	(44,164)	31,137	3,643	47,097
Contract owners’ equity beginning of period	128,084,844	141,836,282	3,894,443	3,670,539	497,921	466,784	503,070	455,973

Contract owners’ equity end of period	$103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921	506,713	503,070

CHANGES IN UNITS:
Beginning units	8,535,184	10,849,045	328,325	353,031	41,384	39,559	27,160	29,758

Units purchased	990,536	1,698,413	6,687	40,780	2,328	2,202	–	–
Units redeemed	(3,024,741)	(4,012,274)	(53,617)	(65,486)	(798)	(377)	(530)	(2,598)

Ending units	6,500,979	8,535,184	281,395	328,325	42,914	41,384	26,630	27,160

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLeadS		FedCapApS		FedHiIncS		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,910)	(3,658)	(14,773)	(13,831)	292,821	327,825	305	(6,460)
Realized gain (loss) on investments	17,307	37,536	75,394	32,759	(64,522)	20,501	(23,092)	5,342
Change in unrealized gain (loss) on investments	(147,651)	(35,706)	23,990	116,905	(175,369)	65,808	(24,072)	25,995
Reinvested capital gains	66,416	82,521	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(67,838)	80,693	84,611	135,833	52,930	414,134	(46,859)	24,877

Equity transactions:
Purchase payments received from contract owners (note 3)	771	860	17,083	57,615	52,160	125,555	106,793	75,046
Transfers between funds	(57,876)	(67,028)	(62,835)	(89,865)	(250,546)	(115,058)	317,013	1,106,318
Redemptions (note 3)	(13,563)	(31,673)	(82,609)	(35,506)	(357,331)	(611,536)	(319,675)	(40,043)
Annuity benefits	–	–	–	–	(148)	(194)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(13)	(6)
Contingent deferred sales charges (note 2)	(276)	(322)	(1,480)	(391)	(3,596)	(7,348)	(44)	(71)
Adjustments to maintain reserves	(36)	(32)	(13)	(106)	(313)	(922)	(58)	(38)

Net equity transactions	(70,980)	(98,195)	(129,854)	(68,253)	(559,774)	(609,503)	104,016	1,141,206

Net change in contract owners’ equity	(138,818)	(17,502)	(45,243)	67,580	(506,844)	(195,369)	57,157	1,166,083
Contract owners’ equity beginning of period	626,940	644,442	1,115,659	1,048,079	5,134,221	5,329,590	1,166,083	–

Contract owners’ equity end of period	$488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221	1,223,240	1,166,083

CHANGES IN UNITS:
Beginning units	49,357	58,134	94,849	101,179	381,404	429,576	113,120	–

Units purchased	1,415	5,028	2,993	5,694	108,684	48,007	239,235	179,085
Units redeemed	(7,283)	(13,805)	(13,295)	(12,024)	(150,761)	(96,179)	(230,410)	(65,965)

Ending units	43,489	49,357	84,547	94,849	339,327	381,404	121,945	113,120

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FedQualBdS		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,195,488	8,866,003	251,688	197,678	2,554,331	15,403,316	(53,081)	185,854
Realized gain (loss) on investments	(376,559)	989,122	(68,337)	(138,651)	36,448,640	12,099,854	1,155,429	630,460
Change in unrealized gain (loss) on investments	1,071,128	(2,230,701)	96,063	128,189	(84,991,989)	13,001,591	(2,386,753)	(112,135)
Reinvested capital gains	–	–	–	–	54,024,702	95,223,574	1,302,143	1,982,765

Net increase (decrease) in contract owners’ equity resulting from operations	9,890,057	7,624,424	279,414	187,216	8,035,684	135,728,335	17,738	2,686,944

Equity transactions:
Purchase payments received from contract owners (note 3)	4,917,921	5,961,978	70,469	184,860	12,521,860	14,731,729	197,401	378,934
Transfers between funds	(3,807,060)	(28,388,474)	(204,952)	(126,418)	(49,371,783)	(25,488,597)	(1,113,334)	(398,585)
Redemptions (note 3)	(43,202,775)	(38,735,418)	(908,132)	(934,878)	(138,499,789)	(126,111,549)	(1,332,582)	(840,200)
Annuity benefits	(104,918)	(112,350)	(554)	(761)	(266,993)	(213,877)	–	–
Annual contract maintenance charges (note 2)	(2,267)	(2,913)	–	–	(10,007)	(10,842)	–	–
Contingent deferred sales charges (note 2)	(243,353)	(350,658)	(13,876)	(9,974)	(568,511)	(873,633)	(22,133)	(10,758)
Adjustments to maintain reserves	7,285	15,852	(630)	(2,748)	73,443	76,635	(302)	(853)

Net equity transactions	(42,435,167)	(61,611,983)	(1,057,675)	(889,919)	(176,121,780)	(137,890,134)	(2,270,950)	(871,462)

Net change in contract owners’ equity	(32,545,110)	(53,987,559)	(778,261)	(702,703)	(168,086,096)	(2,161,799)	(2,253,212)	1,815,482
Contract owners’ equity beginning of period	268,042,958	322,030,517	9,268,271	9,970,974	805,865,456	808,027,255	17,476,446	15,660,964

Contract owners’ equity end of period	$235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456	15,223,234	17,476,446

CHANGES IN UNITS:
Beginning units	19,923,851	24,642,363	826,174	906,385	45,771,858	54,528,487	1,257,321	1,326,705

Units purchased	3,270,121	1,951,744	47,359	103,654	6,121,347	4,547,326	57,702	118,936
Units redeemed	(6,425,044)	(6,670,256)	(140,296)	(183,865)	(15,821,239)	(13,303,955)	(213,616)	(188,320)

Ending units	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858	1,101,407	1,257,321

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPGrS2		FidVIPHIS		FidVIPHISR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,228,723)	(4,167,155)	(81,802)	(95,599)	7,835,048	12,919,897	2,420,731	–
Realized gain (loss) on investments	17,271,570	(14,229,939)	655,985	247,854	2,510,773	(4,442,921)	(628,516)	–
Change in unrealized gain (loss) on investments	80,606,095	42,655,600	629,579	119,400	(6,673,122)	11,317,675	(2,270,710)	–
Reinvested capital gains	350,443	–	3,684	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	95,999,385	24,258,506	1,207,446	271,655	3,672,699	19,794,651	(478,495)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,293,261	9,371,171	70,742	110,551	1,785,096	3,552,051	1,467,582	–
Transfers between funds	(10,197,452)	(40,807,660)	(450,793)	(62,501)	(59,267,618)	(5,594,088)	33,545,959	–
Redemptions (note 3)	(93,739,500)	(76,806,888)	(656,962)	(463,136)	(35,930,478)	(39,899,699)	(4,348,052)	–
Annuity benefits	(114,156)	(92,795)	–	–	(48,241)	(58,997)	–	–
Annual contract maintenance charges (note 2)	(17,295)	(20,017)	–	–	(2,479)	(2,800)	(78)	–
Contingent deferred sales charges (note 2)	(312,515)	(566,079)	(12,426)	(7,474)	(115,336)	(240,826)	(13,227)	–
Adjustments to maintain reserves	11,565	36,778	(239)	(344)	979	24,295	11,831	–

Net equity transactions	(97,076,092)	(108,885,490)	(1,049,678)	(422,904)	(93,578,077)	(42,220,064)	30,664,015	–

Net change in contract owners’ equity	(1,076,707)	(84,626,984)	157,768	(151,249)	(89,905,378)	(22,425,413)	30,185,520	–
Contract owners’ equity beginning of period	429,544,896	514,171,880	5,765,569	5,916,818	206,623,312	229,048,725	–	–

Contract owners’ equity end of period	$428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312	30,185,520	–

CHANGES IN UNITS:
Beginning units	33,064,556	41,679,172	544,353	584,358	18,673,694	22,786,741	–	–

Units purchased	7,151,797	1,921,322	39,302	35,574	4,814,039	11,346,552	6,979,378	–
Units redeemed	(14,259,635)	(10,535,938)	(133,458)	(75,579)	(13,046,842)	(15,459,599)	(3,901,617)	–

Ending units	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694	3,077,761	–

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS		FidVIPOvS2R		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,131,429	(187,786)	120,905	(108,577)	1,992,856	(390,779)	(3,410,738)	(796,356)
Realized gain (loss) on investments	7,361,712	5,459,327	994,974	719,691	14,657,366	12,483,983	55,638,212	29,610,411
Change in unrealized gain (loss) on investments	(3,942,677)	3,833,602	(319,905)	767,562	(8,463,553)	3,232,981	(123,508,728)	(13,800,683)
Reinvested capital gains	4,126,563	405,385	727,488	61,215	7,225,936	670,331	198,370,523	70,334,936

Net increase (decrease) in contract owners’ equity resulting from operations	8,677,027	9,510,528	1,523,462	1,439,891	15,412,605	15,996,516	127,089,269	85,348,308

Equity transactions:
Purchase payments received from contract owners (note 3)	146,212	157,099	127,264	168,329	3,042,682	3,911,467	19,820,622	25,741,947
Transfers between funds	(3,964,124)	(3,885,735)	(3,163)	(13,429)	(4,876,165)	71,041	(33,053,375)	5,826,534
Redemptions (note 3)	(12,638,948)	(10,757,311)	(712,202)	(550,346)	(18,834,024)	(14,258,567)	(165,924,464)	(140,024,654)
Annuity benefits.	(25,708)	(21,311)	(208)	(235)	(47,295)	(34,366)	(400,657)	(303,254)
Annual contract maintenance charges (note 2)	(798)	(939)	–	–	(1,636)	(1,483)	(24,778)	(26,249)
Contingent deferred sales charges (note 2)	(24,253)	(59,816)	(6,921)	(9,646)	(101,448)	(117,709)	(624,114)	(969,211)
Adjustments to maintain reserves	3,849	10,700	(530)	(1,273)	5,451	17,655	61,533	127,256

Net equity transactions	(16,503,770)	(14,557,313)	(595,760)	(406,600)	(20,812,435)	(10,411,962)	(180,145,233)	(109,627,631)

Net change in contract owners’ equity	(7,826,743)	(5,046,785)	927,702	1,033,291	(5,399,830)	5,584,554	(53,055,964)	(24,279,323)
Contract owners’ equity beginning of period	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945	868,731,485	893,010,808

Contract owners’ equity end of period	$52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499	815,675,521	868,731,485

CHANGES IN UNITS:
Beginning units	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794	42,459,981	48,190,974

Units purchased	424,763	11,538	63,854	76,264	1,874,697	1,983,837	7,484,045	7,305,460
Units redeemed	(1,293,314)	(951,036)	(97,687)	(103,730)	(3,036,355)	(2,648,950)	(15,817,847)	(13,036,453)

Ending units	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681	34,126,179	42,459,981

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(219,506)	(151,231)	1,760,430	1,301,026	(640,795)	(287,137)	(214,865)	(99,408)
Realized gain (loss) on investments	1,160,511	1,173,299	(644,233)	(984,322)	2,879,230	(4,212,822)	740,316	(35,841)
Change in unrealized gain (loss) on investments	(3,215,038)	(909,351)	723,507	1,379,282	9,243,801	6,640,028	1,503,027	1,336,931
Reinvested capital gains	5,088,027	1,524,461	–	122,570	–	–	2,557,199	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,813,994	1,637,178	1,839,704	1,818,556	11,482,236	2,140,069	4,585,677	1,201,682

Equity transactions:
Purchase payments received from contract owners (note 3)	300,440	537,227	2,683,968	3,344,169	709,776	1,928,004	1,926,850	849,455
Transfers between funds	421,425	63,494	12,496,952	15,400,668	(3,260,017)	(4,648,067)	19,498,426	22,533,031
Redemptions (note 3)	(1,570,434)	(1,236,628)	(12,766,010)	(7,434,620)	(13,998,348)	(15,900,600)	(5,763,293)	(893,442)
Annuity benefits	(5,649)	–	(94,354)	(48,909)	(7,065)	(18,719)	(132)	–
Annual contract maintenance charges (note 2)	–	–	(1,235)	(1,015)	(1,372)	(1,625)	(574)	(85)
Contingent deferred sales charges (note 2)	(26,135)	(19,227)	(68,052)	(67,393)	(27,830)	(68,929)	(17,551)	(5,107)
Adjustments to maintain reserves	228	(929)	3,017	(340)	(127)	3,628	(1,553)	1,041

Net equity transactions	(880,125)	(656,063)	2,254,286	11,192,560	(16,584,983)	(18,706,308)	15,642,173	22,484,893

Net change in contract owners’ equity	1,933,869	981,115	4,093,990	13,011,116	(5,102,747)	(16,566,239)	20,227,850	23,686,575
Contract owners’ equity beginning of period	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395	23,686,575	–

Contract owners’ equity end of period	$20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156	43,914,425	23,686,575

CHANGES IN UNITS:
Beginning units	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186	2,219,901	–

Units purchased	92,277	161,648	3,651,172	3,790,753	863,866	629,952	3,317,381	2,714,676
Units redeemed	(149,822)	(207,168)	(3,422,670)	(2,841,359)	(2,304,250)	(2,482,045)	(1,816,515)	(494,775)

Ending units	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093	3,720,767	2,219,901

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2		FidVIPEnergyS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(211,488)	(229,413)	(181,703)	(253,802)	(37,720)	(39,782)	(286,047)	9,048
Realized gain (loss) on investments	1,008,359	857,802	(86,025)	(805,882)	44,487	72,039	237,471	(324,363)
Change in unrealized gain (loss) on investments	(278,986)	(896,562)	(2,394,451)	(1,637,486)	(210,336)	(136,469)	7,529,881	(1,201,637)
Reinvested capital gains	1,380,394	1,638,948	4,362,170	8,072,471	312,066	457,279	1,805,107	1,452,792

Net increase (decrease) in contract owners’ equity resulting from operations	1,898,279	1,370,775	1,699,991	5,375,301	108,497	353,067	9,286,412	(64,160)

Equity transactions:
Purchase payments received from contract owners (note 3)	550,779	891,941	1,167,210	1,381,621	48,288	70,934	1,482,882	740,354
Transfers between funds	(4,350)	445,993	(175,347)	(7,867,413)	(79,574)	(16,219)	28,445,837	11,557,385
Redemptions (note 3)	(896,779)	(926,839)	(7,160,626)	(6,405,537)	(228,538)	(215,408)	(3,304,404)	(733,084)
Annuity benefits	(107,323)	(49,870)	(37,238)	(40,237)	–	–	(12,229)	(7,066)
Annual contract maintenance charges (note 2)	3	–	(959)	(1,055)	–	–	(477)	(49)
Contingent deferred sales charges (note 2)	(7,790)	(14,540)	(36,299)	(67,825)	(4,498)	(4,894)	(17,946)	(6,458)
Adjustments to maintain reserves	(6,060)	1,333	4,707	7,687	(92)	(217)	(4,930)	893

Net equity transactions	(471,520)	348,018	(6,238,552)	(12,992,759)	(264,414)	(165,804)	26,588,733	11,551,975

Net change in contract owners’ equity	1,426,759	1,718,793	(4,538,561)	(7,617,458)	(155,917)	187,263	35,875,145	11,487,815
Contract owners’ equity beginning of period	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222	11,522,607	34,792

Contract owners’ equity end of period	$15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485	47,397,752	11,522,607

CHANGES IN UNITS:
Beginning units	726,383	734,732	2,381,904	3,312,290	189,220	200,980	1,092,891	2,596

Units purchased	59,779	106,190	2,023,381	1,269,904	8,938	17,645	3,767,516	1,685,712
Units redeemed	(97,894)	(114,539)	(2,409,353)	(2,200,290)	(25,471)	(29,405)	(1,630,250)	(595,417)

Ending units	688,268	726,383	1,995,932	2,381,904	172,687	189,220	3,230,157	1,092,891

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S		FidVIPFree20S2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$122,170	31,507	307	273	82,993	21,804	54	21
Realized gain (loss) on investments	224,296	172	689	245	155,588	6,903	510	72
Change in unrealized gain (loss) on investments	(163,826)	64,967	555	1,894	(116,743)	91,575	1,011	1,892
Reinvested capital gains	171,937	11,260	947	156	167,824	19,191	1,338	306

Net increase (decrease) in contract owners’ equity resulting from operations	354,577	107,906	2,498	2,568	289,662	139,473	2,913	2,291

Equity transactions:
Purchase payments received from contract owners (note 3)	936,679	201,427	–	28,000	656,119	223,651	9,979	29,390
Transfers between funds	6,710,517	2,369,899	–	–	4,219,388	1,944,228	–	–
Redemptions (note 3)	(2,343,580)	(16,644)	(1,584)	(1,431)	(703,545)	(125,321)	–	–
Annuity benefits	(1,345)	–	(3,920)	(2,664)	(3,015)	–	(3,950)	(1,723)
Annual contract maintenance charges (note 2)	(25)	(4)	–	–	(157)	–	–	–
Contingent deferred sales charges (note 2)	(3,638)	–	–	–	(4,243)	(1,970)	–	–
Adjustments to maintain reserves	(34)	151	291	159	(256)	(7)	569	205

Net equity transactions	5,298,574	2,554,829	(5,213)	24,064	4,164,291	2,040,581	6,598	27,872

Net change in contract owners’ equity	5,653,151	2,662,735	(2,715)	26,632	4,453,953	2,180,054	9,511	30,163
Contract owners’ equity beginning of period	2,662,735	–	36,739	10,107	2,180,054	–	34,337	4,174

Contract owners’ equity end of period	$8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054	43,848	34,337

CHANGES IN UNITS:
Beginning units	238,181	–	3,171	944	203,073	–	2,852	379

Units purchased	837,524	239,862	–	2,511	539,686	221,050	680	2,610
Units redeemed	(358,207)	(1,681)	(428)	(284)	(181,480)	(17,977)	(150)	(137)

Ending units	717,498	238,181	2,743	3,171	561,279	203,073	3,382	2,852

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree30S		FidVIPFree30S2		FICoreEq		FHCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,184	10,338	2,404	(53)	–	(1,413)	–	(1,050)
Realized gain (loss) on investments	49,357	104	3,869	308	–	1,300	–	37,284
Change in unrealized gain (loss) on investments	(62,754)	27,087	(3,817)	7,368	–	(128,389)	–	(237,567)
Reinvested capital gains	111,626	9,449	12,384	1,621	–	141,045	–	313,092

Net increase (decrease) in contract owners’ equity resulting from operations	143,413	46,978	14,840	9,244	–	12,543	–	111,759

Equity transactions:
Purchase payments received from contract owners (note 3)	705,561	119,997	235,736	152,597	–	271	–	–
Transfers between funds	2,211,292	786,181	–	–	–	(1,414,115)	–	(584,537)
Redemptions (note 3)	(375,554)	(5,000)	(10,581)	(1,201)	–	(504,621)	–	(793,051)
Annuity benefits	–	–	(22,622)	(6,796)	–	–	–	–
Annual contract maintenance charges (note 2)	(345)	(1)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,124)	(9)	–	–	–	(221)	–	(160)
Adjustments to maintain reserves	(92)	40	1,230	518	–	(39)	–	23

Net equity transactions	2,533,738	901,208	203,763	145,118	–	(1,918,725)	–	(1,377,725)

Net change in contract owners’ equity	2,677,151	948,186	218,603	154,362	–	(1,906,182)	–	(1,265,966)
Contract owners’ equity beginning of period	948,186	–	158,537	4,175	–	1,906,182	–	1,265,966

Contract owners’ equity end of period	$3,625,337	948,186	377,140	158,537	–	–	–	–

CHANGES IN UNITS:
Beginning units	85,992	–	12,830	372	–	199,531	–	89,067

Units purchased	259,751	86,721	16,966	13,078	–	282	–	11
Units redeemed	(44,429)	(729)	(1,864)	(620)	–	(199,813)	–	(89,078)

Ending units	301,314	85,992	27,932	12,830	–	–	–	–

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$83,453	(11,916)	665	14	113,104	(12,574)	287,909	5,940
Realized gain (loss) on investments	1,061,894	(54,790)	6,423	4,825	197,558	22,978	422,029	(17,733)
Change in unrealized gain (loss) on investments	1,028,517	691,114	1,933	13,451	570,989	516,067	1,282,486	529,690
Reinvested capital gains	859,693	–	4,475	–	540,392	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,557	624,408	13,496	18,290	1,422,043	526,471	1,992,424	517,897

Equity transactions:
Purchase payments received from contract owners (note 3)	437,882	143,504	–	–	797,172	378,939	1,227,438	385,380
Transfers between funds	17,069,269	5,481,090	–	–	7,732,645	5,152,453	21,451,699	11,345,706
Redemptions (note 3)	(2,250,179)	(240,282)	(783)	(677)	(1,495,455)	(135,646)	(3,392,114)	(419,513)
Annuity benefits	(29,197)	(19,391)	(15,601)	(13,725)	(34,921)	(29,736)	(12,775)	(8,867)
Annual contract maintenance charges (note 2)	(124)	(1)	–	–	(179)	(8)	(41)	(6)
Contingent deferred sales charges (note 2)	(10,196)	(4,599)	–	–	(9,010)	(1,039)	(9,595)	(3,061)
Adjustments to maintain reserves	(1,886)	730	747	562	1,393	1,312	(2,006)	698

Net equity transactions	15,215,569	5,361,051	(15,637)	(13,840)	6,991,645	5,366,275	19,262,606	11,300,337

Net change in contract owners’ equity	18,249,126	5,985,459	(2,141)	4,450	8,413,688	5,892,746	21,255,030	11,818,234
Contract owners’ equity beginning of period	6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

Contract owners’ equity end of period	$24,382,734	6,133,608	102,271	104,412	14,705,701	6,292,013	33,144,739	11,889,709

CHANGES IN UNITS:
Beginning units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

Units purchased	2,240,638	593,554	–	–	967,439	537,294	2,734,673	1,273,309
Units redeemed	(1,094,788)	(121,373)	(901)	(948)	(378,057)	(64,183)	(990,455)	(174,267)

Ending units	1,629,698	483,848	5,496	6,397	1,094,763	505,381	2,850,554	1,106,336

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,421,570	(64,149)	10,210	(5,248)	(96,419)	(60,718)	259	327
Realized gain (loss) on investments	1,668,150	3,308	50,991	21,704	462,702	386,792	4,089	4,370
Change in unrealized gain (loss) on investments	(2,690,240)	2,016,503	(125,339)	154,512	(3,056,983)	949,241	(1,188)	101
Reinvested capital gains	395,282	7,914	18,291	6,863	1,430,708	44,120	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	794,762	1,963,576	(45,847)	177,831	(1,259,992)	1,319,435	3,160	4,798

Equity transactions:
Purchase payments received from contract owners (note 3)	5,629,647	2,053,170	(17)	322,881	781,542	317,796	–	–
Transfers between funds	27,746,873	34,352,694	(89,572)	69,656	7,384,923	13,092,836	(19,067)	(34,519)
Redemptions (note 3)	(10,560,479)	(1,218,614)	(34,203)	(38,098)	(3,582,692)	(1,193,387)	(2,100)	(2,045)
Annuity benefits	(64,945)	(6,254)	(90,563)	(92,944)	(43,267)	(35,313)	(367)	(1,059)
Annual contract maintenance charges (note 2)	(292)	(51)	(7)	2	(129)	(17)	–	–
Contingent deferred sales charges (note 2)	(15,807)	(3,185)	(482)	(666)	(13,509)	(14,288)	–	–
Adjustments to maintain reserves	3,402	1,127	5,030	1,991	(3,071)	2,521	56	71

Net equity transactions	22,738,399	35,178,887	(209,814)	262,822	4,523,797	12,170,148	(21,478)	(37,552)

Net change in contract owners’ equity	23,533,161	37,142,463	(255,661)	440,653	3,263,805	13,489,583	(18,318)	(32,754)
Contract owners’ equity beginning of period	37,142,463	–	1,376,537	935,884	13,907,748	418,165	50,931	83,685

Contract owners’ equity end of period	$60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	32,613	50,931

CHANGES IN UNITS:
Beginning units	3,299,693	–	106,400	82,712	1,233,894	29,831	3,983	7,136

Units purchased	5,755,834	3,705,062	–	29,617	1,720,511	1,867,448	–	–
Units redeemed	(3,812,394)	(405,369)	(16,180)	(5,929)	(1,339,384)	(663,385)	(1,641)	(3,153)

Ending units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	2,342	3,983

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS2		JAspGlTechS		JAspRMgCore
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,254,224)	(2,406,988)	(181,130)	(255,508)	(336,667)	(525,508)	(27,699)	(44,701)
Realized gain (loss) on investments	39,533,507	12,994,935	2,649,014	2,142,922	2,036,062	(235,778)	8,047	(285,906)
Change in unrealized gain (loss) on investments	28,781,149	4,701,676	1,128,863	(592,503)	5,458,414	3,323,898	135,140	359,109
Reinvested capital gains	–	–	–	–	–	–	32,196	271,037

Net increase (decrease) in contract owners’ equity resulting from operations	66,060,432	15,289,623	3,596,747	1,294,911	7,157,809	2,562,612	147,684	299,539

Equity transactions:
Purchase payments received from contract owners (note 3)	3,935,209	4,104,565	978,201	1,455,258	205,230	189,563	206,711	93,016
Transfers between funds	7,390,211	(19,845,986)	(736,230)	(835,564)	(3,319,995)	(3,405,665)	(60,266)	(1,106,546)
Redemptions (note 3)	(47,693,850)	(26,989,749)	(3,748,965)	(2,669,566)	(9,494,442)	(4,938,822)	(597,532)	(674,533)
Annuity benefits	(30,133)	(24,512)	–	(43)	(2,948)	(2,063)	–	–
Annual contract maintenance charges (note 2)	(4,004)	(4,554)	(509)	(571)	(1,708)	(1,954)	(1)	–
Contingent deferred sales charges (note 2)	(181,896)	(326,390)	(21,198)	(36,086)	(34,215)	(76,614)	(2,662)	(4,441)
Adjustments to maintain reserves	(219,400)	28,792	(319)	2,973	600	9,834	(23)	301

Net equity transactions	(36,803,863)	(43,057,834)	(3,529,020)	(2,083,599)	(12,647,478)	(8,225,721)	(453,773)	(1,692,203)

Net change in contract owners’ equity	29,256,569	(27,768,211)	67,727	(788,688)	(5,489,669)	(5,663,109)	(306,089)	(1,392,664)
Contract owners’ equity beginning of period	208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

Contract owners’ equity end of period	$237,543,444	208,286,875	19,686,825	19,619,098	34,810,960	40,300,629	3,150,367	3,456,456

CHANGES IN UNITS:
Beginning units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

Units purchased	10,875,168	1,601,983	651,974	515,246	2,918,408	21,846	95,551	222,772
Units redeemed	(12,636,449)	(6,230,204)	(928,182)	(692,641)	(5,877,922)	(2,211,534)	(122,227)	(331,068)

Ending units	19,196,350	20,957,631	1,356,019	1,632,227	7,228,127	10,187,641	177,353	204,029

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS2		JAspIntGroS		JPM2MdCap		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,292,363)	1,129,498	(1,206,071)	919,714	(99,901)	(290,695)	834,075	989,766
Realized gain (loss) on investments	29,137,711	15,143,843	31,399,487	13,755,541	2,908,772	4,058,511	149,277	(839,339)
Change in unrealized gain (loss) on investments	10,672,374	26,054,523	8,405,584	40,796,966	(3,597,345)	2,299,089	877,204	1,389,899
Reinvested capital gains	–	–	–	–	1,730,987	1,362,877	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,517,722	42,327,864	38,599,000	55,472,221	942,513	7,429,782	1,860,556	1,540,326

Equity transactions:
Purchase payments received from contract owners (note 3)	6,208,609	5,060,769	1,116,075	1,072,474	15,657	842,893	1,356,051	1,572,845
Transfers between funds	7,985,870	33,665,762	(12,310,196)	(9,051,809)	(8,655,421)	(21,423,744)	7,232,407	9,859,513
Redemptions (note 3)	(27,539,624)	(13,234,626)	(37,478,420)	(17,734,041)	(6,389,387)	(6,913,399)	(10,013,420)	(7,142,141)
Annuity benefits	(56,337)	(5,691)	(27,391)	(25,888)	(4,435)	(2,660)	(28,638)	(26,581)
Annual contract maintenance charges (note 2)	(2,222)	(1,510)	(4,888)	(4,878)	(632)	(1,025)	(581)	(437)
Contingent deferred sales charges (note 2)	(142,254)	(159,657)	(100,108)	(231,325)	(27,973)	(59,868)	(29,005)	(48,704)
Adjustments to maintain reserves	16,992	62,619	(174,419)	101,628	652	4,449	614	(2,522)

Net equity transactions	(13,528,966)	25,387,666	(48,979,347)	(25,873,839)	(15,061,539)	(27,553,354)	(1,482,572)	4,211,973

Net change in contract owners’ equity	24,988,756	67,715,530	(10,380,347)	29,598,382	(14,119,026)	(20,123,572)	377,984	5,752,299
Contract owners’ equity beginning of period	153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	52,843,411	47,091,112

Contract owners’ equity end of period	$178,522,653	153,533,897	154,316,456	164,696,803	28,810,043	42,929,069	53,221,395	52,843,411

CHANGES IN UNITS:
Beginning units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	5,053,380	4,630,463

Units purchased	3,423,449	4,361,654	3,056,452	137,252	260,865	623,424	3,239,415	3,450,495
Units redeemed	(3,993,448)	(3,091,047)	(4,775,419)	(2,061,517)	(1,282,976)	(2,726,465)	(3,365,688)	(3,027,578)

Ending units	6,157,632	6,727,631	8,694,808	10,413,775	2,001,101	3,023,212	4,927,107	5,053,380

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT– 9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValueS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,279)	(3,456)	(58,305)	(61,667)	(27,898)	(29,938)	(196,245)	(140,047)
Realized gain (loss) on investments	9,838	6,557	244,337	200,500	145,276	129,194	1,422,814	839,826
Change in unrealized gain (loss) on investments	18,733	12,987	(64,283)	(235,436)	(212,777)	38,043	257,937	2,278,290
Reinvested capital gains	–	–	120,578	115,634	108,508	30,785	664,222	128,962

Net increase (decrease) in contract owners’ equity resulting from operations	25,292	16,088	242,327	19,031	13,109	168,084	2,148,728	3,107,031

Equity transactions:
Purchase payments received from contract owners (note 3)	(12)	9,287	39,505	48,210	48,139	8,573	817,094	416,019
Transfers between funds	(1,863)	(12,042)	(230,139)	(90,331)	(101,197)	(74,349)	13,172,545	25,700,300
Redemptions (note 3)	(15,419)	(11,567)	(323,014)	(306,767)	(273,163)	(189,760)	(5,279,336)	(1,089,687)
Annuity benefits	(8,865)	(8,848)	–	–	–	–	(28,912)	(17,931)
Annual contract maintenance charges (note 2)	–	(8)	–	–	–	–	(149)	(10)
Contingent deferred sales charges (note 2)	(405)	(224)	(3,957)	(5,832)	(5,360)	(2,631)	(31,775)	(12,805)
Adjustments to maintain reserves	(12,177)	(1,832)	(131)	(225)	(16,155)	62,540	1,827	1,772

Net equity transactions	(38,741)	(25,234)	(517,736)	(354,945)	(347,736)	(195,627)	8,651,294	24,997,658

Net change in contract owners’ equity	(13,449)	(9,146)	(275,409)	(335,914)	(334,627)	(27,543)	10,800,022	28,104,689
Contract owners’ equity beginning of period	275,266	284,412	3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384

Contract owners’ equity end of period	$261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

CHANGES IN UNITS:
Beginning units	23,107	25,301	304,947	337,675	143,980	162,284	2,656,741	311,423

Units purchased	–	879	7,373	14,541	7,203	7,389	2,089,365	2,704,569
Units redeemed	(3,065)	(3,073)	(52,583)	(47,269)	(36,240)	(25,693)	(1,357,734)	(359,251)

Ending units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$432,360	281,463	2,047,545	20,232	372,844	(50,005)	49,505	–
Realized gain (loss) on investments	749,941	1,569	196,708	1,855	1,137,658	12,674	(19,080)	–
Change in unrealized gain (loss) on investments	(36,834)	870,806	(1,750,119)	303,017	1,367,005	1,436,237	(262,412)	–
Reinvested capital gains	20,716	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,166,183	1,153,838	494,134	325,104	2,877,507	1,398,906	(231,987)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	4,262,092	1,552,911	1,825,998	635,935	1,559,896	525,261	630,472	–
Transfers between funds	28,667,706	20,134,746	28,281,851	12,946,095	13,784,728	16,917,061	5,830,679	–
Redemptions (note 3)	(7,245,537)	(871,953)	(4,173,458)	(537,611)	(4,244,607)	(544,373)	(376,792)	–
Annuity benefits	(34,481)	(3,758)	(16,774)	(617)	(8,246)	(1,393)	(10,126)	–
Annual contract maintenance charges (note 2)	(297)	(39)	(83)	(6)	(322)	(30)	–	–
Contingent deferred sales charges (note 2)	(31,306)	(3,010)	(10,735)	(5,860)	(12,511)	(4,746)	(1,101)	–
Adjustments to maintain reserves	1,444	6,579	391	7,997	1,202	654	215	–

Net equity transactions	25,619,621	20,815,476	25,907,190	13,045,933	11,080,140	16,892,434	6,073,347	–

Net change in contract owners’ equity	26,785,804	21,969,314	26,401,324	13,371,037	13,957,647	18,291,340	5,841,360	–
Contract owners’ equity beginning of period	21,969,314	–	13,371,037	–	18,291,340	–	–	–

Contract owners’ equity end of period	$48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	5,841,360	–

CHANGES IN UNITS:
Beginning units	2,062,762	–	1,263,418	–	1,678,343	–	–	–

Units purchased	3,831,102	2,176,136	4,022,920	1,442,263	2,191,970	1,849,586	642,253	–
Units redeemed	(1,566,798)	(113,374)	(1,606,100)	(178,845)	(1,260,850)	(171,243)	(105,195)	–

Ending units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	537,058	–

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(195,151)	44,135	4,948,461	6,265,702	2,910,185	2,876,032	(24,902)	(21,900)
Realized gain (loss) on investments	830,095	(42,679)	84,780	(884,821)	702,775	(144,902)	883,589	512,472
Change in unrealized gain (loss) on investments	1,970,600	1,200,909	(3,186,672)	3,854,809	(2,493,547)	1,689,520	450,855	834,749
Reinvested capital gains	9,101	–	–	–	–	–	541,784	52,364

Net increase (decrease) in contract owners’ equity resulting from operations	2,614,645	1,202,365	1,846,569	9,235,690	1,119,413	4,420,650	1,851,326	1,377,685

Equity transactions:
Purchase payments received from contract owners (note 3)	2,588,825	1,068,070	113,592	219,079	2,122,153	2,520,584	66,464	49,403
Transfers between funds	15,886,682	20,231,094	(9,369,782)	(18,199,879)	(11,906,431)	16,001,942	(209,181)	(412,045)
Redemptions (note 3)	(4,817,965)	(664,907)	(17,692,042)	(17,967,923)	(8,303,489)	(4,978,385)	(851,709)	(588,119)
Annuity benefits	(29,369)	(2,975)	(37,544)	(42,733)	(20,403)	(11,411)	(9,263)	(7,976)
Annual contract maintenance charges (note 2)	(645)	(32)	(885)	(1,067)	(371)	(345)	(247)	(256)
Contingent deferred sales charges (note 2)	(19,704)	(3,398)	(70,650)	(102,509)	(40,998)	(43,300)	(7,010)	(6,092)
Adjustments to maintain reserves	656	(110)	1,708	5,218	957	2,857	633	1,995

Net equity transactions	13,608,480	20,627,742	(27,055,603)	(36,089,814)	(18,148,582)	13,491,942	(1,010,313)	(963,090)

Net change in contract owners’ equity	16,223,125	21,830,107	(25,209,034)	(26,854,124)	(17,029,169)	17,912,592	841,013	414,595
Contract owners’ equity beginning of period	21,830,107	–	95,696,999	122,551,123	57,856,206	39,943,614	4,891,234	4,476,639

Contract owners’ equity end of period	$38,053,232	21,830,107	70,487,965	95,696,999	40,827,037	57,856,206	5,732,247	4,891,234

CHANGES IN UNITS:
Beginning units	2,097,865	–	6,422,082	8,998,545	5,044,302	3,808,514	210,317	260,253

Units purchased	2,362,729	2,379,981	394,517	23,004	3,330,694	3,621,782	28,428	10,359
Units redeemed	(1,201,984)	(282,116)	(2,188,776)	(2,599,467)	(4,920,000)	(2,385,994)	(69,892)	(60,295)

Ending units	3,258,610	2,097,865	4,627,823	6,422,082	3,454,996	5,044,302	168,853	210,317

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl		NVITGlUtl3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(626,289)	(532,698)	(23,638)	(12,486)	945	847	394,654	420,614
Realized gain (loss) on investments	15,729,937	12,605,318	125,918	63,861	3,538	2,082	3,689,978	698,996
Change in unrealized gain (lodss) on investments	16,119,031	15,693,153	383,323	203,944	(5,576)	14,120	(4,768,299)	5,750,416
Reinvested capital gains	13,372,601	1,161,183	200,259	12,226	15,057	4,227	6,370,089	2,056,144

Net increase (decrease) in contract owners’ equity resulting from operations	44,595,280	28,926,956	685,862	267,545	13,964	21,276	5,686,422	8,926,170

Equity transactions:
Purchase payments received from contract owners (note 3)	3,191,107	3,268,178	24,002	113,938	–	–	846,953	414,552
Transfers between funds	14,178,994	955,967	395,367	538,433	–	–	(5,175,825)	9,984,626
Redemptions (note 3)	(19,619,437)	(14,113,819)	(56,108)	(125,025)	(7,663)	(6,475)	(5,608,395)	(3,863,873)
Annuity benefits	(80,825)	(16,872)	–	–	(1,441)	(1,185)	–	–
Annual contract maintenance charges (note 2)	(2,933)	(1,992)	–	–	1	–	(170)	(126)
Contingent deferred sales charges (note 2)	(112,508)	(123,670)	(223)	(2,435)	–	–	(25,888)	(30,785)
Adjustments to maintain reserves	6,817	38,607	(140)	(137)	510	328	3,065	7,814

Net equity transactions	(2,438,785)	(9,993,601)	362,898	524,774	(8,593)	(7,332)	(9,960,260)	6,512,208

Net change in contract owners’ equity	42,156,495	18,933,355	1,048,760	792,319	5,371	13,944	(4,273,838)	15,438,378
Contract owners’ equity beginning of period	114,212,156	95,278,801	1,391,052	598,733	74,779	60,835	38,016,144	22,577,766

Contract owners’ equity end of period	$156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779	33,742,306	38,016,144

CHANGES IN UNITS:
Beginning units	4,406,546	4,965,345	68,138	39,305	3,870	4,277	2,128,548	1,719,422

Units purchased	2,958,266	2,909,379	29,338	48,032	–	–	1,137,005	1,285,064
Units redeemed	(3,187,552)	(3,468,178)	(13,777)	(19,199)	(382)	(407)	(1,676,209)	(875,938)

Ending units	4,177,260	4,406,546	83,699	68,138	3,488	3,870	1,589,344	2,128,548

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro		NVITIntGro3		NVITWLead		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,069)	(1,021)	(452,323)	(53,522)	(147,315)	(60,631)	(164,493)	(50,550)
Realized gain (loss) on investments	201,830	170,797	4,584,636	3,821,189	3,736,220	3,419,760	4,911,810	1,931,292
Change in unrealized gain (loss) on investments	53,521	218,990	3,640,331	5,268,623	(130,923)	1,302,154	(1,154,698)	1,443,477
Reinvested capital gains	131,528	3,378	4,775,572	84,223	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	373,810	392,144	12,548,216	9,120,513	3,457,982	4,661,283	3,592,619	3,324,219

Equity transactions:
Purchase payments received from contract owners (note 3)	23,404	15,942	1,410,321	1,497,952	56,298	59,390	851,787	443,388
Transfers between funds	(67,667)	(44,591)	12,832,867	16,447,868	(930,037)	(1,583,663)	688,161	1,724,828
Redemptions (note 3)	(255,657)	(157,407)	(8,405,872)	(4,680,190)	(4,895,338)	(4,685,965)	(3,258,390)	(2,060,951)
Annuity benefits	(3,959)	(3,112)	–	–	(4,737)	(2,294)	(3,670)	(3,708)
Annual contract maintenance charges (note 2)	(72)	(75)	(652)	(394)	(391)	(438)	(272)	(182)
Contingent deferred sales charges (note 2)	(1,463)	(2,663)	(40,746)	(50,495)	(5,756)	(22,423)	(15,072)	(12,262)
Adjustments to maintain reserves	340	483	2,284	13,433	4,908	4,793	(690)	3,384

Net equity transactions	(305,074)	(191,423)	5,798,202	13,228,174	(5,775,053)	(6,230,600)	(1,738,146)	94,497

Net change in contract owners’ equity	68,736	200,721	18,346,418	22,348,687	(2,317,071)	(1,569,317)	1,854,473	3,418,716
Contract owners’ equity beginning of period	1,501,271	1,300,550	46,790,507	24,441,820	20,944,078	22,513,395	16,303,122	12,884,406
Contract owners’ equity end of period	$1,570,007	1,501,271	65,136,925	46,790,507	18,627,007	20,944,078	18,157,595	16,303,122

CHANGES IN UNITS:
Beginning units	121,194	138,198	2,362,026	1,621,932	1,244,511	1,665,870	716,442	703,872

Units purchased	17,772	16,605	1,699,486	2,073,825	114,545	3,994	762,925	419,176
Units redeemed	(38,653)	(33,609)	(1,448,670)	(1,333,731)	(428,124)	(425,353)	(806,557)	(406,606)

Ending units	100,313	121,194	2,612,842	2,362,026	930,932	1,244,511	672,810	716,442

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin		NVITGlFin3		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$494	221	178,095	82,705	(1,201)	(1,261)	(285,034)	(368,337)
Realized gain (loss) on investments	1,209	1,703	(41,192)	976,858	683	54	798,208	(195,716)
Change in unrealized gain (loss) on investments	(5,539)	446	(1,585,437)	(209,404)	9,708	2,566	1,522,666	860,717
Reinvested capital gains	3,540	3,740	1,298,784	1,505,785	1,990	–	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	(296)	6,110	(149,750)	2,355,944	11,180	1,359	2,520,858	296,664

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	185,352	515,572	–	–	730,233	946,107
Transfers between funds	–	–	(2,571,964)	(73,448)	–	(797)	(3,550,278)	(4,162,397)
Redemptions (note 3)	(1,368)	(1,313)	(1,935,752)	(1,799,843)	(3,207)	(3,080)	(3,738,102)	(4,015,324)
Annuity benefits	(6,913)	(10,236)	(226)	–	(4,504)	(4,342)	(2,646)	(2,719)
Annual contract maintenance charges (note 2)	–	–	(97)	(118)	–	–	(537)	(500)
Contingent deferred sales charges (note 2)	–	–	(11,311)	(18,814)	–	–	(34,254)	(41,653)
Adjustments to maintain reserves	159	101	353	3,287	554	126	(428)	536

Net equity transactions	(8,122)	(11,448)	(4,333,645)	(1,373,364)	(7,157)	(8,093)	(6,596,012)	(7,275,950)

Net change in contract owners’ equity	(8,418)	(5,338)	(4,483,395)	982,580	4,023	(6,734)	(4,075,154)	(6,979,286)
Contract owners’ equity beginning of period	32,372	37,710	12,967,114	11,984,534	97,832	104,566	25,787,194	32,766,480

Contract owners’ equity end of period	$23,954	32,372	8,483,719	12,967,114	101,855	97,832	21,712,040	25,787,194

CHANGES IN UNITS:
Beginning units	1,731	2,396	674,775	740,148	7,575	8,212	1,954,346	2,518,573

Units purchased	–	–	290,942	652,190	–	–	583,689	692,790
Units redeemed	(420)	(665)	(514,426)	(717,563)	(517)	(637)	(1,068,461)	(1,257,017)

Ending units	1,311	1,731	451,291	674,775	7,058	7,575	1,469,574	1,954,346

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGvtBd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(22,752)	(26,473)	(175,925)	(124,220)	14,794,727	14,884,807	330,743	298,170
Realized gain (loss) on investments	95,422	(17,065)	2,160,076	8,561	(9,152,537)	(7,179,392)	(169,817)	(203,158)
Change in unrealized gain (loss) on investments	261,196	237,683	371,664	1,194,051	20,496,127	(1,647,580)	518,902	(54,664)
Reinvested capital gains	–	–	–	–	–	4,089,356	–	116,491

Net increase (decrease) in contract owners’ equity resulting from operations	333,866	194,145	2,355,815	1,078,392	26,138,317	10,147,191	679,828	156,839

Equity transactions:
Purchase payments received from contract owners (note 3)	11,211	24,472	437,870	330,366	7,754,470	9,863,337	278,666	67,060
Transfers between funds	(259,332)	(395,267)	4,737,084	2,013,959	12,258,651	(13,946,978)	(270,235)	(330,450)
Redemptions (note 3)	(238,333)	(331,457)	(1,926,675)	(1,195,447)	(87,555,211)	(96,449,345)	(1,120,240)	(1,182,424)
Annuity benefits	–	(1,259)	(248)	(202)	(218,526)	(286,401)	(548)	(753)
Annual contract maintenance charges (note 2)	(154)	(182)	(401)	(352)	(6,533)	(7,514)	–	–
Contingent deferred sales charges (note 2)	(2,216)	(4,219)	(12,375)	(15,892)	(440,957)	(775,276)	(13,496)	(17,528)
Adjustments to maintain reserves	(98)	154	(141)	469	7,356	25,114	(769)	(5,230)

Net equity transactions	(488,922)	(707,758)	3,235,114	1,132,901	(68,200,750)	(101,577,063)	(1,126,622)	(1,469,325)

Net change in contract owners’ equity	(155,056)	(513,613)	5,590,929	2,211,293	(42,062,433)	(91,429,872)	(446,794)	(1,312,486)
Contract owners’ equity beginning of period	1,993,413	2,507,026	12,350,961	10,139,668	486,644,647	578,074,519	14,456,473	15,768,959

Contract owners’ equity end of period	$1,838,357	1,993,413	17,941,890	12,350,961	444,582,214	486,644,647	14,009,679	14,456,473

CHANGES IN UNITS:
Beginning units	572,880	788,346	1,016,600	916,675	34,986,437	42,401,094	1,305,790	1,433,490

Units purchased	66,951	6,067	1,233,110	798,536	9,628,365	5,166,947	93,376	98,204
Units redeemed	(184,208)	(221,533)	(1,007,170)	(698,611)	(14,626,464)	(12,581,604)	(192,891)	(225,904)

Ending units	455,623	572,880	1,242,540	1,016,600	29,988,338	34,986,437	1,206,275	1,305,790

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth		NVITIntIdx8		NVITIntVal2		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(560,757)	(707,507)	10,548	5,110	20	28	661,389	573,963
Realized gain (loss) on investments	9,137,544	2,338,198	107,203	10,218	115	89	5,244,748	3,000,126
Change in unrealized gain (loss) on investments	1,412,357	1,433,040	(92,487)	108,512	(396)	472	(9,243,878)	5,471,388
Reinvested capital gains	–	–	5,820	–	339	307	5,392,480	4,327,033

Net increase (decrease) in contract owners’ equity resulting from operations	9,989,144	3,063,731	31,084	123,840	78	896	2,054,739	13,372,510

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,010	1,596,628	140,604	54,675	–	–	2,181,825	1,895,565
Transfers between funds	(246,017)	(5,026,723)	3,099,542	1,275,851	–	–	(12,767,681)	17,355,746
Redemptions (note 3)	(14,494,175)	(14,615,663)	(288,943)	(152,502)	–	–	(12,372,041)	(7,582,238)
Annuity benefits	(11,732)	(20,253)	(7,397)	(3,591)	(391)	(361)	(166)	(112)
Annual contract maintenance charges (note 2)	(5,069)	(6,045)	(70)	(16)	–	–	(1,275)	(1,067)
Contingent deferred sales charges (note 2)	(39,491)	(64,636)	(400)	(4,732)	–	–	(49,027)	(59,957)
Adjustments to maintain reserves	887	1,065	(130)	28	17	–	1,689	12,428

Net equity transactions	(13,694,587)	(18,135,627)	2,943,206	1,169,713	(374)	(361)	(23,006,676)	11,620,365

Net change in contract owners’ equity	(3,705,443)	(15,071,896)	2,974,290	1,293,553	(296)	535	(20,951,937)	24,992,875
Contract owners’ equity beginning of period	62,462,882	77,534,778	1,293,553	–	5,000	4,465	83,146,605	58,153,730

Contract owners’ equity end of period	$58,757,439	62,462,882	4,267,843	1,293,553	4,704	5,000	62,194,668	83,146,605

CHANGES IN UNITS:
Beginning units	8,225,494	10,681,078	115,357	–	290	313	3,773,123	3,202,480

Units purchased	1,800,142	579,285	356,635	138,008	–	–	985,628	1,957,589
Units redeemed	(3,496,926)	(3,034,869)	(109,663)	(22,651)	(21)	(23)	(1,986,575)	(1,386,946)

Ending units	6,528,710	8,225,494	362,329	115,357	269	290	2,772,176	3,773,123

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal6		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,100	5,321	528,679	586,335	1,946,143	1,912,170	6,288,887	5,129,172
Realized gain (loss) on investments	84,515	83,169	5,232,588	2,269,706	712,853	1,796,995	22,968,208	12,094,944
Change in unrealized gain (loss) on investments	(222,087)	132,008	(4,384,138)	7,774,707	(1,154,118)	169,994	(16,201,475)	23,492,845
Reinvested capital gains	160,032	117,651	2,869,673	1,199,291	2,137,385	1,116,852	7,526,584	4,284,820

Net increase (decrease) in contract owners’ equity resulting from operations	28,560	338,149	4,246,802	11,830,039	3,642,263	4,996,011	20,582,204	45,001,781

Equity transactions:
Purchase payments received from contract owners (note 3)	21,073	187,804	4,435,568	5,183,365	1,900,442	2,473,516	17,472,080	24,071,094
Transfers between funds	105,586	615,237	(3,817,643)	5,479,350	(3,814,977)	4,851,772	8,655,693	22,750,985
Redemptions (note 3)	(193,607)	(148,296)	(13,549,574)	(7,009,511)	(18,535,673)	(16,282,062)	(78,960,103)	(55,081,131)
Annuity benefits	(28,012)	(22,267)	(102,809)	(79,020)	(99,552)	(98,498)	(844,708)	(592,572)
Annual contract maintenance charges (note 2)	–	15	(8,528)	(7,368)	(1,755)	(1,802)	(15,690)	(13,505)
Contingent deferred sales charges (note 2)	(1,079)	(1,333)	(123,802)	(115,245)	(99,752)	(175,727)	(577,915)	(742,287)
Adjustments to maintain reserves	963	(1,120)	5,110	10,390	16,891	5,141	(4,936)	52,080

Net equity transactions	(95,076)	630,040	(13,161,678)	3,461,961	(20,634,376)	(9,227,660)	(54,275,579)	(9,555,336)

Net change in contract owners’ equity	(66,516)	968,189	(8,914,876)	15,292,000	(16,992,113)	(4,231,649)	(33,693,375)	35,446,445
Contract owners’ equity beginning of period	2,218,661	1,250,472	91,944,365	76,652,365	104,088,296	108,319,945	492,431,181	456,984,736

Contract owners’ equity end of period	$2,152,145	2,218,661	83,029,489	91,944,365	87,096,183	104,088,296	458,737,806	492,431,181

CHANGES IN UNITS:
Beginning units	110,527	67,378	6,062,158	5,839,704	8,816,232	9,613,350	36,140,122	37,043,015

Units purchased	27,311	73,692	1,464,173	1,631,270	2,074,350	4,255,398	7,988,283	7,351,516
Units redeemed	(31,482)	(30,543)	(2,314,881)	(1,408,816)	(3,812,878)	(5,052,516)	(12,042,527)	(8,254,409)

Ending units	106,356	110,527	5,211,450	6,062,158	7,077,704	8,816,232	32,085,878	36,140,122

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITJPBal		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,509,602	2,296,878	2,826,909	2,496,408	1,127,629	1,431,578	(947,323)	(1,092,405)
Realized gain (loss) on investments	22,661,193	9,788,600	5,251,259	8,361,244	3,662,346	228,047	7,742,130	9,338,403
Change in unrealized gain (loss) on investments	(16,765,734)	17,871,013	(4,965,806)	(1,177,891)	(3,740,415)	11,927,208	(642,339)	(1,322,709)
Reinvested capital gains	5,502,011	3,386,151	4,415,215	2,387,079	3,289,990	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,907,072	33,342,642	7,527,577	12,066,840	4,339,550	13,586,833	6,152,468	6,923,289

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,537	15,773,831	4,175,121	7,155,150	2,009,863	3,066,012	2,042,825	2,135,040
Transfers between funds	(4,682,558)	9,029,847	(1,317,891)	(911,886)	(4,696,096)	(5,680,673)	(3,820,690)	(8,395,544)
Redemptions (note 3)	(39,022,570)	(28,186,292)	(27,358,555)	(25,359,570)	(24,414,789)	(25,190,775)	(15,054,325)	(12,572,303)
Annuity benefits	(451,760)	(320,643)	(193,786)	(184,348)	(26,408)	(43,682)	(34,238)	(25,783)
Annual contract maintenance charges (note 2)	(18,492)	(16,227)	(4,378)	(4,295)	(2,117)	(1,988)	(3,379)	(3,644)
Contingent deferred sales charges (note 2)	(335,301)	(362,313)	(177,931)	(302,259)	(102,389)	(150,460)	(71,895)	(138,521)
Adjustments to maintain reserves	28,405	40,533	3,950	21,511	2,952	8,247	3,062	13,011

Net equity transactions	(33,086,739)	(4,041,264)	(24,873,470)	(19,585,697)	(27,228,984)	(27,993,319)	(16,938,640)	(18,987,744)

Net change in contract owners’ equity	(19,179,667)	29,301,378	(17,345,893)	(7,518,857)	(22,889,434)	(14,406,486)	(10,786,172)	(12,064,455)
Contract owners’ equity beginning of period	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595	81,354,223	93,418,678

Contract owners’ equity end of period	$267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109	70,568,051	81,354,223

CHANGES IN UNITS:
Beginning units	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198	5,554,033	6,941,684

Units purchased	4,870,676	3,810,710	2,478,057	4,314,861	1,342,810	755,019	1,329,194	1,406,289
Units redeemed	(7,141,070)	(4,310,766)	(4,383,960)	(5,936,158)	(3,511,539)	(3,189,626)	(2,417,118)	(2,793,940)

Ending units	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591	4,466,109	5,554,033

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$333,619	(355,121)	20,274,378	18,343,487	(898,552)	(1,067,790)	(23,927)	(28,145)
Realized gain (loss) on investments	37,048,582	17,125,767	–	–	8,161,996	5,098,643	119,760	376,949
Change in unrealized gain (loss) on investments	(26,131,509)	3,869,428	–	–	(1,015,805)	(2,526,008)	(3,967)	(300,576)
Reinvested capital gains	7,824,153	4,296,884	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,074,845	24,936,958	20,274,378	18,343,487	6,247,639	1,504,845	91,866	48,228

Equity transactions:
Purchase payments received from contract owners (note 3)	5,460,727	7,954,095	70,206,073	55,182,523	1,210,213	1,753,935	7,616	35,249
Transfers between funds	(33,999,028)	(16,999,823)	318,245,844	200,147,154	(10,003,564)	(5,122,612)	(84,689)	(540,501)
Redemptions (note 3)	(48,754,417)	(42,202,385)	(344,730,412)	(243,607,490)	(12,856,650)	(9,914,657)	(144,635)	(174,102)
Annuity benefits	(113,457)	(110,758)	(532,430)	(520,323)	(30,576)	(111,676)	(36)	(47)
Annual contract maintenance charges (note 2)	(4,957)	(5,532)	(6,267)	(6,371)	(1,580)	(1,937)	–	–
Contingent deferred sales charges (note 2)	(287,462)	(402,600)	(1,395,164)	(2,480,167)	(67,961)	(121,066)	(2,235)	(3,232)
Adjustments to maintain reserves	(17,504)	48,328	(134,134)	(330,672)	(1,740)	9,389	(123)	(226)

Net equity transactions	(77,716,098)	(51,718,675)	41,653,510	8,384,654	(21,751,858)	(13,508,624)	(224,102)	(682,859)

Net change in contract owners’ equity	(58,641,253)	(26,781,717)	61,927,888	26,728,141	(15,504,219)	(12,003,779)	(132,236)	(634,631)
Contract owners’ equity beginning of period	291,146,176	317,927,893	546,018,777	519,290,636	80,914,127	92,917,906	1,373,645	2,008,276

Contract owners’ equity end of period	$232,504,923	291,146,176	607,946,665	546,018,777	65,409,908	80,914,127	1,241,409	1,373,645

CHANGES IN UNITS:
Beginning units	12,312,327	14,674,682	45,891,908	45,063,953	5,120,028	5,993,892	122,637	180,755

Units purchased	2,067,422	2,237,020	86,996,574	64,145,669	1,572,146	1,568,605	7,090	18,385
Units redeemed	(5,099,621)	(4,599,375)	(83,665,158)	(63,317,714)	(2,894,092)	(2,442,469)	(26,594)	(76,503)

Ending units	9,280,128	12,312,327	49,223,324	45,891,908	3,798,082	5,120,028	103,133	122,637

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal		NVITSmCapVal2		NVITSmComp		NVITSmComp2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(441,486)	(2,998,861)	(27,352)	(54,295)	(3,285,226)	(3,736,508)	(99,773)	(93,539)
Realized gain (loss) on investments	28,370,249	46,262,192	260,703	333,537	31,945,808	26,492,778	330,600	244,364
Change in unrealized gain (loss) on investments	(86,190,696)	(15,282,920)	(886,443)	(70,190)	(62,880,047)	4,581,599	(940,028)	237,282
Reinvested capital gains	36,827,953	27,764,788	393,171	268,583	39,992,698	6,624,822	732,961	100,845

Net increase (decrease) in contract owners’ equity resulting from operations	(21,433,980)	55,745,199	(259,921)	477,635	5,773,233	33,962,691	23,760	488,952

Equity transactions:
Purchase payments received from contract owners (note 3)	6,344,608	7,054,419	16,475	66,115	5,413,326	7,604,881	33,095	103,150
Transfers between funds	(43,604,852)	(42,557,186)	(167,478)	(67,403)	(26,284,307)	(19,986,091)	(133,809)	(8,027)
Redemptions (note 3)	(55,855,320)	(54,197,597)	(453,389)	(316,317)	(55,465,119)	(47,777,545)	(434,891)	(295,277)
Annuity benefits	(75,493)	(87,430)	(90)	(119)	(171,791)	(86,966)	–	–
Annual contract maintenance charges (note 2)	(6,608)	(8,367)	–	–	(5,341)	(6,387)	–	–
Contingent deferred sales charges (note 2)	(310,383)	(472,656)	(8,566)	(5,125)	(249,745)	(350,749)	(4,520)	(4,243)
Adjustments to maintain reserves	(19,981)	54,591	(231)	(516)	193,830	27,578	(172)	(363)

Net equity transactions	(93,528,029)	(90,214,226)	(613,279)	(323,365)	(76,569,147)	(60,575,279)	(540,297)	(204,760)

Net change in contract owners’ equity	(114,962,009)	(34,469,027)	(873,200)	154,270	(70,795,914)	(26,612,588)	(516,537)	284,192
Contract owners’ equity beginning of period	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393	5,311,628	5,027,436

Contract owners’ equity end of period	$245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

CHANGES IN UNITS:
Beginning units	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695	350,572	364,034

Units purchased	1,460,932	2,027,865	15,859	32,656	2,239,661	1,933,277	21,067	37,126
Units redeemed	(4,534,160)	(5,410,851)	(57,980)	(56,479)	(5,068,569)	(4,573,072)	(55,190)	(50,588)

Ending units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWFund2		NVITNWLead		NVITNWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,632)	(162,150)	(21,622)	(24,369)	(8)	(16)	(49,886)	(82,168)
Realized gain (loss) on investments	13,316,929	4,104,977	393,750	107,028	67	52	279,175	219,098
Change in unrealized gain (loss) on investments	(5,224,104)	36,768,561	(327,029)	153,860	(259)	195	(1,006,313)	580,311
Reinvested capital gains	15,331,331	–	80,403	–	587	296	2,477,702	1,584,435

Net increase (decrease) in contract owners’ equity resulting from operations	23,157,524	40,711,388	125,502	236,519	387	527	1,700,678	2,301,676

Equity transactions:
Purchase payments received from contract owners (note 3)	4,441,328	6,609,502	95,873	3,090	–	–	533,643	467,542
Transfers between funds	(10,375,547)	(18,857,429)	(290,908)	(79,667)	–	–	(5,391,007)	7,071,469
Redemptions (note 3)	(76,550,981)	(68,450,428)	(666,006)	(87,479)	–	–	(2,711,758)	(2,319,547)
Annuity benefits	(159,362)	(154,951)	–	–	(402)	(369)	–	–
Annual contract maintenance charges (note 2)	(14,233)	(16,142)	–	–	–	–	(227)	(190)
Contingent deferred sales charges (note 2)	(200,528)	(338,868)	(487)	(619)	–	–	(14,007)	(19,811)
Adjustments to maintain reserves	10,020	37,047	(140)	(193)	53	46	26	2,528

Net equity transactions	(82,849,303)	(81,171,269)	(861,668)	(164,868)	(349)	(323)	(7,583,330)	5,201,991

Net change in contract owners’ equity	(59,691,779)	(40,459,881)	(736,166)	71,651	38	204	(5,882,652)	7,503,667
Contract owners’ equity beginning of period	341,193,971	381,653,852	2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780

Contract owners’ equity end of period	$281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

CHANGES IN UNITS:
Beginning units	23,824,168	29,996,004	181,993	195,744	263	286	1,305,544	974,521

Units purchased	2,595,950	997,896	47,770	9,937	–	–	527,892	774,612
Units redeemed	(8,117,332)	(7,169,732)	(113,952)	(23,688)	(22)	(23)	(978,735)	(443,589)

Ending units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITUSGro		NVITUSGro3		NVITVKVal		NVITMltSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,678)	(5,054)	(250,759)	(263,471)	382,521	414,842	3,875,973	4,442,646
Realized gain (loss) on investments	6,946	3,529	605,851	(623,692)	5,719,223	7,607,418	2,640,455	2,036,608
Change in unrealized gain (loss) on investments	71,502	(17,661)	3,420,371	(272,044)	(11,385,657)	118,812	(1,824,280)	(1,380,336)
Reinvested capital gains	–	7,988	–	443,038	3,329,273	4,061,342	7,186	359,552

Net increase (decrease) in contract owners’ equity resulting from operations	72,770	(11,198)	3,775,463	(716,169)	(1,954,640)	12,202,414	4,699,334	5,458,470

Equity transactions:
Purchase payments received from contract owners (note 3)	59,283	156,478	455,305	554,081	2,305,820	2,866,074	2,396,745	2,996,581
Transfers between funds	(37,155)	9,214	(3,057,228)	(1,656,283)	(3,153,122)	959,362	2,897,593	(1,423,531)
Redemptions (note 3)	(7,500)	(17,451)	(4,044,052)	(3,340,177)	(18,153,363)	(13,171,426)	(28,337,908)	(26,514,466)
Annuity benefits	(28,023)	(23,626)	–	–	(69,205)	(63,858)	(54,208)	(59,251)
Annual contract maintenance charges (note 2)	1	–	(307)	(340)	(1,898)	(1,774)	(991)	(1,108)
Contingent deferred sales charges (note 2)	–	–	(18,126)	(34,545)	(61,616)	(108,182)	(110,595)	(166,537)
Adjustments to maintain reserves	1,397	1,133	(731)	1,007	5,360	8,770	5,867	7,894

Net equity transactions	(11,997)	125,748	(6,665,139)	(4,476,257)	(19,128,024)	(9,511,034)	(23,203,497)	(25,160,418)

Net change in contract owners’ equity	60,773	114,550	(2,889,676)	(5,192,426)	(21,082,664)	2,691,380	(18,504,163)	(19,701,948)
Contract owners’ equity beginning of period	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565	153,077,609	172,779,557

Contract owners’ equity end of period	$491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945	134,573,446	153,077,609

CHANGES IN UNITS:
Beginning units	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707	10,669,793	12,458,176

Units purchased	5,909	11,188	485,930	764,045	1,786,524	1,951,256	3,050,774	2,208,027
Units redeemed	(7,244)	(1,854)	(946,036)	(1,112,893)	(3,147,863)	(2,686,479)	(4,695,173)	(3,996,410)

Ending units	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484	9,025,394	10,669,793

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAFasc		NBTAFocus		NBTAGuard		NBTAInt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,510)	(28,551)	–	(10,575)	(835,454)	(561,786)	78,022	(9,860)
Realized gain (loss) on investments	190,757	117,838	–	14,196	11,077,742	6,155,170	599,542	(15,210)
Change in unrealized gain (loss) on investments	(275,464)	(71,415)	–	(44,424)	(4,644,578)	5,582,720	(1,537,487)	567,011
Reinvested capital gains	25,520	41,931	–	77,524	–	–	768,457	39,325

Net increase (decrease) in contract owners’ equity resulting from operations	(92,697)	59,803	–	36,721	5,597,710	11,176,104	(91,466)	581,266

Equity transactions:
Purchase payments received from contract owners (note 3)	33,565	37,448	–	60,591	1,383,106	1,986,818	678,272	185,185
Transfers between funds	402,122	84,142	–	(819,370)	(6,082,890)	(8,059,576)	8,126,129	5,103,133
Redemptions (note 3)	(198,158)	(187,687)	–	(91,756)	(16,304,293)	(17,129,617)	(1,548,327)	(76,004)
Annuity benefits	(6,166)	(7,290)	–	–	(13,365)	(13,485)	(2,884)	(2,838)
Annual contract maintenance charges (note 2)	(12)	–	–	–	(1,721)	(1,873)	(216)	(11)
Contingent deferred sales charges (note 2)	(1,437)	(3,506)	–	(2,110)	(64,098)	(127,641)	(12,463)	(1,110)
Adjustments to maintain reserves	(43)	42	–	(91)	2,039	10,208	(2,661)	1,043

Net equity transactions	229,871	(76,851)	–	(852,736)	(21,081,222)	(23,335,166)	7,237,850	5,209,398

Net change in contract owners’ equity	137,174	(17,048)	–	(816,015)	(15,483,512)	(12,159,062)	7,146,384	5,790,664
Contract owners’ equity beginning of period	1,623,099	1,640,147	–	816,015	95,838,148	107,997,210	5,800,126	9,462

Contract owners’ equity end of period	$1,760,273	1,623,099	–	–	80,354,636	95,838,148	12,946,510	5,800,126

CHANGES IN UNITS:
Beginning units	118,814	117,937	–	39,503	5,156,402	6,511,626	506,394	812

Units purchased	281,364	29,696	–	6,076	744,063	456,670	1,216,731	556,197
Units redeemed	(262,046)	(28,819)	–	(45,579)	(1,868,040)	(1,811,894)	(601,952)	(50,615)

Ending units	138,132	118,814	–	–	4,032,425	5,156,402	1,121,173	506,394

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,041,586)	(2,148,361)	(830,324)	(864,663)	(48,746)	(5,570)	(183,056)	(81,126)
Realized gain (loss) on investments	29,055,056	22,047,085	18,937,332	23,830,691	567,234	(9,251)	531,346	287,189
Change in unrealized gain (loss) on investments	6,324,263	1,836,406	(20,218,940)	(25,016,481)	(696,613)	170,120	483,657	652,405
Reinvested capital gains	–	–	13,518,440	17,938,790	161,041	230,803	59,366	73,803

Net increase (decrease) in contract owners’ equity resulting from operations	33,337,733	21,735,130	11,406,508	15,888,337	(17,084)	386,102	891,313	932,271

Equity transactions:
Purchase payments received from contract owners (note 3)	2,547,179	3,405,894	2,332,226	5,505,036	252,513	94,964	998,553	605,724
Transfers between funds	(7,882,512)	(11,477,487)	(14,746,424)	(14,857,738)	1,465,865	4,448,313	7,328,269	5,916,753
Redemptions (note 3)	(34,663,487)	(25,190,020)	(28,474,461)	(28,190,128)	(763,648)	(64,475)	(2,900,495)	(801,760)
Annuity benefits	(37,750)	(34,264)	(13,978)	(13,349)	(18,761)	(8,437)	(8,158)	(6,503)
Annual contract maintenance charges (note 2)	(3,928)	(4,460)	(2,142)	(2,076)	(84)	(11)	(541)	(189)
Contingent deferred sales charges (note 2)	(134,352)	(240,045)	(112,940)	(160,526)	(3,889)	(234)	(16,468)	(8,075)
Adjustments to maintain reserves	7,761	35,494	1,082	16,118	(53)	109	(647)	906

Net equity transactions	(40,167,089)	(33,504,888)	(41,016,637)	(37,702,663)	931,943	4,470,229	5,400,513	5,706,856

Net change in contract owners’ equity	(6,829,356)	(11,769,758)	(29,610,129)	(21,814,326)	914,859	4,856,331	6,291,826	6,639,127
Contract owners’ equity beginning of period	167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

Contract owners’ equity end of period	$161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	17,751,807	11,459,981

CHANGES IN UNITS:
Beginning units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

Units purchased	2,266,136	1,503,877	1,928,346	3,147,233	634,092	532,590	995,102	877,835
Units redeemed	(4,192,481)	(3,299,987)	(4,186,819)	(5,630,853)	(558,687)	(80,071)	(601,030)	(456,198)

Ending units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	1,195,809	801,737

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppCapAp		OppGlSec3		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(118,426)	(107,563)	(3,320,850)	(3,204,627)	339,641	(469,840)	245,502	(357,494)
Realized gain (loss) on investments	363,580	412,117	23,295,136	10,427,322	21,827,487	14,612,589	21,072,192	18,336,167
Change in unrealized gain (loss) on investments	469,333	61,508	22,322,044	16,689,140	(21,611,082)	7,777,675	(20,856,397)	(755,888)
Reinvested capital gains	–	–	–	–	11,309,263	12,293,642	8,738,887	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	714,487	366,062	42,296,330	23,911,835	11,865,309	34,214,066	9,200,184	27,291,257

Equity transactions:
Purchase payments received from contract owners (note 3)	121,650	133,880	6,277,396	9,353,193	8,086,350	9,935,846	434,629	500,193
Transfers between funds	(211,389)	(435,630)	(33,122,503)	(44,819,837)	(20,082,233)	(960,092)	(14,064,896)	(13,693,794)
Redemptions (note 3)	(442,515)	(674,643)	(59,145,457)	(57,469,549)	(33,627,276)	(28,008,988)	(22,562,633)	(20,006,578)
Annuity benefits	(591)	(726)	(174,926)	(200,601)	(53,230)	(33,297)	(140,663)	(68,452)
Annual contract maintenance charges (note 2)	–	–	(10,347)	(12,399)	(4,298)	(3,745)	(1,306)	(2,017)
Contingent deferred sales charges (note 2)	(6,989)	(9,493)	(299,975)	(454,472)	(189,900)	(231,361)	(125,496)	(177,401)
Adjustments to maintain reserves	(915)	(2,585)	(19,254)	32,837	(8,649)	38,099	204,936	40,791

Net equity transactions	(540,749)	(989,197)	(86,495,066)	(93,570,828)	(45,879,236)	(19,263,538)	(36,255,429)	(33,407,258)

Net change in contract owners’ equity	173,738	(623,135)	(44,198,736)	(69,658,993)	(34,013,927)	14,950,528	(27,055,245)	(6,116,001)
Contract owners’ equity beginning of period	6,440,258	7,063,393	359,605,172	429,264,165	235,765,871	220,815,343	181,248,344	187,364,345

Contract owners’ equity end of period	$6,613,996	6,440,258	315,406,436	359,605,172	201,751,944	235,765,871	154,193,099	181,248,344

CHANGES IN UNITS:
Beginning units	561,578	651,152	21,906,532	28,080,385	10,676,504	11,634,927	11,724,356	14,093,591

Units purchased	30,420	41,543	2,461,251	1,474,498	1,951,015	2,600,533	933,209	57,920
Units redeemed	(76,381)	(131,117)	(7,350,592)	(7,648,351)	(3,953,488)	(3,558,956)	(2,895,912)	(2,427,155)

Ending units	515,617	561,578	17,017,191	21,906,532	8,674,031	10,676,504	9,761,653	11,724,356

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppHighIncS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(47,643)	(64,989)	(12,462)	–	152,772	(13,704)	12,300	15,342
Realized gain (loss) on investments	479,556	622,041	(20,706)	–	10,353	26,596	(5,318)	(9,822)
Change in unrealized gain (loss) on investments	(482,044)	21,594	(37,536)	–	(147,534)	110,597	(10,954)	7,677
Reinvested capital gains	332,750	363,311	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	282,619	941,957	(70,704)	–	15,591	123,489	(3,972)	13,197

Equity transactions:
Purchase payments received from contract owners (note 3)	47,601	–	171,700	–	165,663	57,239	1	3,789
Transfers between funds	(297,816)	(674,731)	1,813,781	–	(718,229)	2,330,552	17,153	(95,481)
Redemptions (note 3)	(482,722)	(512,544)	(160,801)	–	(519,758)	(103,754)	(3,574)	(3,577)
Annuity benefits .	(2,727)	–	–	–	–	–	(25,728)	(25,609)
Annual contract maintenance charges (note 2)	–	–	(3)	–	(24)	(8)	–	–
Contingent deferred sales charges (note 2)	(5,689)	(7,507)	(985)	–	(357)	(443)	–	–
Adjustments to maintain reserves	218	(500)	(44)	–	(62)	12	809	685

Net equity transactions	(741,135)	(1,195,282)	1,823,648	–	(1,072,767)	2,283,598	(11,339)	(120,193)

Net change in contract owners’ equity	(458,516)	(253,325)	1,752,944	–	(1,057,176)	2,407,087	(15,311)	(106,996)
Contract owners’ equity beginning of period	6,740,600	6,993,925	–	–	2,407,087	–	143,303	250,299

Contract owners’ equity end of period	$6,282,084	6,740,600	1,752,944	–	1,349,911	2,407,087	127,992	143,303

CHANGES IN UNITS:
Beginning units	416,735	497,633	–	–	225,947	–	11,906	22,431

Units purchased	1	–	275,803	–	215,299	367,550	1,534	330
Units redeemed	(46,425)	(80,898)	(92,846)	–	(312,972)	(141,603)	(2,620)	(10,855)

Ending units	370,311	416,735	182,957	–	128,274	225,947	10,820	11,906

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCap		OppMStSCapS		OppMSt		OppMStS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(103,193)	(28,306)	(2,333)	(2,297)	(504,309)	(144,571)	(86,815)	(69,992)
Realized gain (loss) on investments	564,999	1,989	7,112	5,286	17,703,416	3,023,872	453,823	414,245
Change in unrealized gain (loss) on investments	(1,360,991)	519,827	(16,502)	15,073	(5,699,597)	39,498,562	(152,918)	707,013
Reinvested capital gains	305,134	–	7,442	5,533	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(594,051)	493,510	(4,281)	23,595	11,499,510	42,377,863	214,090	1,051,266

Equity transactions:
Purchase payments received from contract owners (note 3)	561,330	279,918	3,250	25,076	5,107,934	6,276,803	82,477	106,953
Transfers between funds	5,974,508	6,424,758	1,012	14,629	(14,580,448)	(14,770,046)	(115,776)	(302,473)
Redemptions (note 3)	(1,669,503)	(108,805)	(9,487)	(8,778)	(60,933,569)	(49,018,474)	(613,701)	(584,968)
Annuity benefits .	–	–	(12,645)	(10,726)	(111,431)	(101,764)	–	–
Annual contract maintenance charges (note 2)	(160)	(8)	–	–	(5,241)	(5,965)	–	–
Contingent deferred sales charges (note 2)	(4,995)	(267)	–	–	(280,459)	(499,623)	(4,494)	(6,676)
Adjustments to maintain reserves .	(519)	179	536	348	13,585	42,092	(201)	(409)

Net equity transactions	4,860,661	6,595,775	(17,334)	20,549	(70,789,629)	(58,076,977)	(651,695)	(787,573)

Net change in contract owners’ equity	4,266,610	7,089,285	(21,615)	44,144	(59,290,119)	(15,699,114)	(437,605)	263,693)
Contract owners’ equity beginning of period	7,089,285	–	211,533	167,389	331,229,480	346,928,594	8,944,319	8,680,626

Contract owners’ equity end of period	$11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480	8,506,714	8,944,319

CHANGES IN UNITS:
Beginning units	660,025	–	14,220	12,741	23,057,427	27,537,079	714,818	782,227

Units purchased	1,191,977	757,122	264	1,966	4,114,868	1,600,007	38,789	41,046
Units redeemed	(743,345)	(97,097)	(1,372)	(487)	(8,698,651)	(6,079,659)	(89,175)	(108,455)

Ending units	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427	664,432	714,818

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMidCap		OppStratBdS		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,870,510)	(2,311,117)	91,649	98,251	23,833	11,644	13,037	3,171
Realized gain (loss) on investments	19,281,977	24,087,576	112,129	83,883	(6,026)	(193)	2,311	2,648
Change in unrealized gain (loss) on investments	(8,471,023)	(18,181,537)	241,735	73,209	37,674	(22,127)	13,637	236
Reinvested capital gains	–	–	–	–	1,346	19,369	–	917

Net increase (decrease) in contract owners’ equity resulting from operations	8,940,444	3,594,922	445,513	255,343	56,827	8,693	28,985	6,972

Equity transactions:
Purchase payments received from contract owners (note 3)	3,839,629	5,438,643	226,721	159,247	61,091	31,297	52,049	3,328
Transfers between funds	(15,715,410)	(29,279,257)	660,896	1,087,406	(274,221)	750,508	158,654	215,835
Redemptions (note 3)	(32,490,201)	(26,860,995)	(421,753)	(469,217)	(325,015)	(35,516)	(84,220)	(4,784)
Annuity benefits .	(11,118)	(10,439)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,723)	(12,921)	–	–	(64)	(21)	(9)	(2)
Contingent deferred sales charges (note 2)	(144,869)	(281,868)	(5,125)	(2,598)	–	(21)	–	–
Adjustments to maintain reserves .	981	13,554	(138)	(246)	4,827	206	(43)	99

Net equity transactions	(44,531,711)	(50,993,283)	460,601	774,592	(533,382)	746,453	126,431	214,476

Net change in contract owners’ equity	(35,591,267)	(47,398,361)	906,114	1,029,935	(476,555)	755,146	155,416	221,448
Contract owners’ equity beginning of period	171,517,701	218,916,062	5,583,752	4,553,817	755,146	–	221,448	–

Contract owners’ equity end of period	$135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146	376,864	221,448

CHANGES IN UNITS:
Beginning units	11,328,404	14,779,566	418,884	360,341	74,407	–	21,396	–

Units purchased	1,977,736	1,097,468	94,813	118,995	43,913	90,401	36,096	38,737
Units redeemed	(4,669,727)	(4,548,630)	(61,032)	(60,452)	(93,237)	(15,994)	(23,644)	(17,341)

Ending units	8,636,413	11,328,404	452,665	418,884	25,083	74,407	33,848	21,396

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		RCFMicroCap		SBLGlob		SBLMidCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1	85	3,097	(267)	(1,810)	(498)	(669)	(125)
Realized gain (loss) on investments	1,989	1,322	7,154	934	9,856	24	1,271	1
Change in unrealized gain (loss) on investments	(8,685)	2,738	(53,353)	5,510	3,230	14,481	(8,246)	2,538
Reinvested capital gains	4,735	848	39,215	6,176	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,960)	4,993	(3,887)	12,353	11,276	14,007	(7,644)	2,414

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	158,327	20,235	26,732	3,999	7,641	2,170
Transfers between funds	–	–	212,644	110,313	118,881	101,094	3,848	53,354
Redemptions (note 3)	(8,256)	(7,458)	(27,884)	(13,919)	(84,802)	–	(1,602)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(123)	(19)	(37)	(9)	(8)	(5)
Contingent deferred sales charges (note 2)	–	–	(99)	–	(109)	–	–	–
Adjustments to maintain reserves	170	152	(72)	19	(62)	(8)	(40)	21

Net equity transactions	(8,086)	(7,306)	342,793	116,629	60,603	105,076	9,839	55,540

Net change in contract owners’ equity	(10,046)	(2,313)	338,906	128,982	71,879	119,083	2,195	57,954
Contract owners’ equity beginning of period	38,143	40,456	128,982	–	119,083	–	57,954	–

Contract owners’ equity end of period	$28,097	38,143	467,888	128,982	190,962	119,083	60,149	57,954

CHANGES IN UNITS:
Beginning units	2,742	3,329	11,724	–	10,257	–	5,632	–

Units purchased	–	–	43,356	14,644	9,873	10,960	5,025	7,199
Units redeemed	(565)	(587)	(13,702)	(2,920)	(4,847)	(703)	(4,055)	(1,567)

Ending units	2,177	2,742	41,378	11,724	15,283	10,257	6,602	5,632

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLAsAlloc		SBLEqInc		SBLHighYld		SBLSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,565)	(359)	(2,820)	(577)	(5,333)	(2,305)	(4,387)	(718)
Realized gain (loss) on investments	5,757	5,099	18,038	292	35,562	1,129	4,480	10
Change in unrealized gain (loss) on investments	(4,569)	2,191	(13,238)	14,101	(23,113)	29,257	16,405	12,898
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(377)	6,931	1,980	13,816	7,116	28,081	16,498	12,190

Equity transactions:
Purchase payments received from contract owners (note 3)	21,066	5,648	45,498	7,124	51,986	17,381	176,666	19,205
Transfers between funds	148,997	52,041	247,152	137,971	(73,886)	588,535	255,046	158,419
Redemptions (note 3)	(109,777)	–	(162,739)	–	(156,035)	(24,758)	(24,723)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	(3)	(41)	(1)	(52)	(12)	(87)	(10)
Contingent deferred sales charges (note 2)	(312)	–	(116)	–	–	(20)	(164)	–
Adjustments to maintain reserves	2,016	29	(86)	(10)	(27)	35	(180)	(56)

Net equity transactions	61,933	57,715	129,668	145,084	(178,014)	581,161	406,558	177,558

Net change in contract owners’ equity	61,556	64,646	131,648	158,900	(170,898)	609,242	423,056	189,748
Contract owners’ equity beginning of period	64,646	–	158,900	–	609,242	–	189,748	–

Contract owners’ equity end of period	$126,202	64,646	290,548	158,900	438,344	609,242	612,804	189,748

CHANGES IN UNITS:
Beginning units	5,872	–	13,985	–	57,506	–	17,623	–

Units purchased	31,951	11,133	22,577	14,232	35,310	65,669	50,680	17,650
Units redeemed	(26,891)	(5,261)	(11,412)	(247)	(51,842)	(8,163)	(16,081)	(27)

Ending units	10,932	5,872	25,150	13,985	40,974	57,506	52,222	17,623

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLMidCapVal		SBLSmCapGr		SBLSel25		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(11,825)	(1,817)	(14)	(2)	(71)	(62)	(198,182)	(28,146)
Realized gain (loss) on investments	29,869	842	159	11	813	1	1,159,924	23,073
Change in unrealized gain (loss) on investments	(67,141)	33,110	(60)	41	(1,017)	1,125	1,060,069	1,279,014
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(49,097)	32,135	85	50	(275)	1,064	2,021,811	1,273,941

Equity transactions:
Purchase payments received from contract owners (note 3)	354,059	50,283	5,458	2,856	3,177	1,281	625,835	253,126
Transfers between funds	729,003	447,552	(4,842)	(2,065)	(9,644)	9,869	6,994,393	14,277,070
Redemptions (note 3)	(156,138)	(14,299)	(10)	–	–	–	(2,479,531)	(367,899)
Annuity benefits	–	–	–	–	–	–	(17,614)	(3,450)
Annual contract maintenance charges (note 2)	(234)	(38)	(1)	(1)	(4)	–	(84)	(4)
Contingent deferred sales charges (note 2)	(185)	–	–	–	–	–	(12,151)	(207)
Adjustments to maintain reserves	–	(77)	35	(4)	–	(2)	761	424

Net equity transactions	926,505	483,421	640	786	(6,471)	11,148	5,111,609	14,159,060

Net change in contract owners’ equity	877,408	515,556	725	836	(6,746)	12,212	7,133,420	15,433,001
Contract owners’ equity beginning of period	515,556	–	836	–	12,212	–	15,481,643	48,642

Contract owners’ equity end of period	$1,392,964	515,556	1,561	836	5,466	12,212	22,615,063	15,481,643

CHANGES IN UNITS:
Beginning units	48,041	–	81	–	1,127	–	1,416,705	4,351

Units purchased	136,051	51,790	187	104	110	1,127	1,349,612	1,511,835
Units redeemed	(55,254)	(3,749)	(123)	(23)	(692)	–	(921,949)	(99,481)

Ending units	128,838	48,041	145	81	545	1,127	1,844,368	1,416,705

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		DrySRGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,112	34,742	143,811	36,754	(510,988)	(1,040,168)	(3,240)	(4,699)
Realized gain (loss) on investments	824,754	198,939	27,283	631	2,628,807	(7,754,082)	8,323	23,931
Change in unrealized gain (loss) on investments	(2,124,100)	937,768	37,028	21,135	3,695,392	16,203,587	6,409	(4,386)
Reinvested capital gains	1,402,463	379,955	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	177,229	1,551,404	208,122	58,520	5,813,211	7,409,337	11,492	14,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,260,077	872,829	394,115	276,640	3,159,193	3,996,911	150	1,098
Transfers between funds	8,989,178	14,435,883	3,509,439	2,844,360	(5,973,294)	(8,570,132)	(8,350)	(88,635)
Redemptions (note 3)	(3,054,959)	(502,540)	(476,933)	(176,039)	(19,184,657)	(18,139,671)	(24,551)	(15,123)
Annuity benefits	(55,610)	(29,881)	(18,484)	(14,756)	(9,229)	(22,415)	–	–
Annual contract maintenance charges (note 2)	(190)	(43)	(15)	–	(13,255)	(15,351)	–	–
Contingent deferred sales charges (note 2)	(8,664)	(6,537)	(946)	(3,293)	(69,166)	(143,937)	(252)	(22)
Adjustments to maintain reserves	3,162	2,849	1,676	414	9,588	8,251	(60)	(41)

Net equity transactions	7,132,994	14,772,560	3,408,852	2,927,326	(22,080,820)	(22,886,344)	(33,063)	(102,723)

Net change in contract owners’ equity	7,310,223	16,323,964	3,616,974	2,985,846	(16,267,609)	(15,477,007)	(21,571)	(87,877)
Contract owners’ equity beginning of period	16,630,835	306,871	3,095,042	109,196	95,028,131	110,505,138	221,499	309,376

Contract owners’ equity end of period	$23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131	199,928	221,499

CHANGES IN UNITS:
Beginning units	1,364,550	29,152	278,165	10,922	8,426,635	10,565,350	21,134	31,607

Units purchased	1,758,530	1,694,415	587,621	324,863	1,199,991	430,335	186	1,481
Units redeemed	(1,136,337)	(359,017)	(267,839)	(57,620)	(3,119,544)	(2,569,050)	(3,244)	(11,954)

Ending units	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635	18,076	21,134

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1		VEWrldHAs
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(318,935)	(188,951)	(289,225)	(217,778)	(552,212)	(588,019)	(287,517)	(329,046)
Realized gain (loss) on investments	4,754,820	3,745,605	8,369,104	5,646,751	4,389,248	11,969,321	5,478,595	4,327,112
Change in unrealized gain (loss) on investments	1,073,929	3,143,897	(2,732,347)	3,828,925	8,692,406	(5,961,774)	1,678,174	526,292
Reinvested capital gains	7,145,439	3,167,338	8,098,344	4,308,175	5,718,183	3,077,491	3,746,441	1,838,729

Net increase (decrease) in contract owners’ equity resulting from operations	12,655,253	9,867,889	13,445,876	13,566,073	18,247,625	8,497,019	10,615,693	6,363,087

Equity transactions:
Purchase payments received from contract owners (note 3)	899,719	1,050,695	210,116	186,438	960,182	904,895	196,048	173,898
Transfers between funds	3,310,415	1,628,136	(3,869,581)	(4,505,537)	5,259,716	(3,793,485)	(3,522,920)	(3,884,285
Redemptions (note 3)	(8,694,643)	(4,406,231)	(11,164,788)	(7,149,235)	(9,232,873)	(7,592,682)	(5,883,964)	(3,905,451
Annuity benefits	(1,033)	(722)	(38,506)	(28,185)	(4,538)	(3,661)	(21,463)	(5,082)
Annual contract maintenance charges (note 2)	(181)	(132)	(948)	(943)	(196)	(159)	(344)	(384)
Contingent deferred sales charges (note 2)	(44,893)	(28,064)	(26,351)	(39,953)	(30,077)	(60,370)	(13,033)	(23,266)
Adjustments to maintain reserves	1,980	124,619	2,518	12,529	1,811	18,530	8,280	(100,630)

Net equity transactions	(4,528,636)	(1,631,699)	(14,887,540)	(11,524,886)	(3,045,975)	(10,526,932)	(9,237,396)	(7,745,200)

Net change in contract owners’ equity	8,126,617	8,236,190	(1,441,664)	2,041,187	15,201,650	(2,029,913)	1,378,297	(1,382,113)
Contract owners’ equity beginning of period	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419	29,138,745	30,520,858

Contract owners’ equity end of period	$45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506	30,517,042	29,138,745

CHANGES IN UNITS:
Beginning units	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864	1,061,403	1,384,893

Units purchased	1,182,476	1,206,276	242,210	11,553	1,231,030	1,915,037	112,631	21,437
Units redeemed	(1,351,030)	(1,322,576)	(617,202)	(544,471)	(1,376,957)	(2,481,825)	(373,741)	(344,927

Ending units	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076	800,293	1,061,403

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLCom2		VKLStratGro2		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,831)	(110,448)	(49,034)	(50,655)	226,501	3,936	19,089	17,557
Realized gain (loss) on investments	1,128,630	764,017	216,127	104,491	54,488	(8,424)	(182)	(9,126)
Change in unrealized gain (loss) on investments	(2,196,928)	704,379	185,542	(33,385)	58,059	57,830	13,179	2,882
Reinvested capital gains	430,843	1,126,315	–	–	–	2,411	–	4,069

Net increase (decrease) in contract owners’ equity resulting from operations	(686,286)	2,484,263	352,635	20,451	339,048	55,753	32,086	15,382

Equity transactions:
Purchase payments received from contract owners (note 3)	237,209	191,862	48,464	34,932	544,071	197,646	70,440	146,008
Transfers between funds	(517,420)	(259,767)	(175,282)	(145,891)	7,775,741	3,949,802	359,331	212,053
Redemptions (note 3)	(1,819,860)	(1,404,892)	(304,226)	(153,299)	(1,398,276)	(185,923)	(82,913)	(52,961)
Annuity benefits	(4,454)	–	–	–	–	–	(6,676)	(6,452)
Annual contract maintenance charges (note 2)	–	–	–	–	(155)	(6)	–	–
Contingent deferred sales charges (note 2)	(27,484)	(22,774)	(4,557)	(357)	(9,154)	(743)	(828)	(843)
Adjustments to maintain reserves	10	(1,147)	(44)	(280)	(403)	36	786	435

Net equity transactions	(2,131,999)	(1,496,718)	(435,645)	(264,895)	6,911,824	3,960,812	340,140	298,240

Net change in contract owners’ equity	(2,818,285)	987,545	(83,010)	(244,444)	7,250,872	4,016,565	372,226	313,622
Contract owners’ equity beginning of period	19,854,900	18,867,355	2,564,525	2,808,969	4,016,565	–	785,440	471,818

Contract owners’ equity end of period	$17,036,615	19,854,900	2,481,515	2,564,525	11,267,437	4,016,565	1,157,666	785,440

CHANGES IN UNITS:
Beginning units	1,437,197	1,555,924	254,837	281,218	385,528	–	60,560	37,278

Units purchased	56,232	72,818	7,856	9,772	1,106,941	481,454	47,648	48,919
Units redeemed	(212,314)	(191,545)	(47,382)	(36,153)	(454,763)	(95,926)	(14,908)	(25,637)

Ending units	1,281,115	1,437,197	215,311	254,837	1,037,706	385,528	93,300	60,560

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUMCpGro		VKUUSRE		VicDivrStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,483,211	2,251,003	(348,499)	(426,739)	(480,825)	(452,487)	(107,915)	(175,286)
Realized gain (loss) on investments	(300,458)	164,038	3,932,936	3,106,502	73,854,637	46,660,577	1,020,425	568,588
Change in unrealized gain (loss) on investments	(665,909)	(302,610)	193,931	(2,797,322)	(152,134,697)	41,050,396	(826,978)	939,041
Reinvested capital gains	763,543	569,800	1,274,971	2,080,800	27,528,039	23,801,070	1,202,247	482,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,280,387	2,682,231	5,053,339	1,963,241	(51,232,846)	111,059,556	1,287,779	1,814,675

Equity transactions:
Purchase payments received from contract owners (note 3)	119,639	143,428	427,040	535,611	6,455,945	7,374,893	243,136	207,646
Transfers between funds	(2,665,352)	(4,337,673)	(2,902,597)	(462,563)	(86,460,477)	(648,618)	(837,379)	(992,392)
Redemptions (note 3)	(5,436,018)	(3,973,277)	(4,644,511)	(4,561,021)	(56,175,289)	(44,838,722)	(3,062,040)	(1,812,196
Annuity benefits	(9,512)	(11,892)	(5,634)	(7,310)	(116,992)	(101,412)	–	–
Annual contract maintenance charges (note 2)	(442)	(592)	(404)	(539)	(5,902)	(6,261)	–	–
Contingent deferred sales charges (note 2)	(14,810)	(36,691)	(19,710)	(40,395)	(342,146)	(356,617)	(17,325)	(20,531)
Adjustments to maintain reserves	(18,654)	11,487	(15,024)	2,490	4,350	130,079	787	4,257

Net equity transactions	(8,025,149)	(8,205,210)	(7,160,840)	(4,533,727)	(136,640,511)	(38,446,658)	(3,672,821)	(2,613,216)

Net change in contract owners’ equity	(6,744,762)	(5,522,979)	(2,107,501)	(2,570,486)	(187,873,357)	72,612,898	(2,385,042)	(798,541)
Contract owners’ equity beginning of period	28,929,453	34,452,432	28,561,563	31,132,049	397,641,853	325,028,955	15,902,096	16,700,637

Contract owners’ equity end of period	$22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853	13,517,054	15,902,096

CHANGES IN UNITS:
Beginning units	1,142,148	1,499,114	3,019,705	3,599,728	10,845,668	12,119,855	1,255,579	1,477,938

Units purchased	92,975	9,030	1,078,406	1,055,004	2,040,517	2,984,483	303,058	26,727
Units redeemed	(398,022)	(365,996)	(1,701,895)	(1,635,027)	(5,880,555)	(4,258,670)	(583,436)	(249,086)

Ending units	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668	975,201	1,255,579

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRAsStrat		WRBal		WRBond		WRCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,750,184)	(2,178,958)	51,733	50,348	3,318,179	2,772,980	(1,870,341)	(1,207,892)
Realized gain (loss) on investments	5,259,266	3,558,053	3,144,467	2,022,808	(203,248)	(641,512)	7,686,441	2,347,220
Change in unrealized gain (loss) on investments	83,813,774	(2,036,657)	8,076,334	6,684,221	1,758,736	430,465	2,167,297	28,319,315
Reinvested capital gains	14,731,001	37,163,816	1,795	325,133	–	27,174	22,981,411	7,078,842

Net increase (decrease) in contract owners’ equity resulting from operations	102,053,857	36,506,254	11,274,329	9,082,510	4,873,667	2,589,107	30,964,808	36,537,485

Equity transactions:
Purchase payments received from contract owners (note 3)	8,691,525	6,922,146	1,265,149	2,069,999	1,952,475	1,655,772	3,404,189	5,012,945
Transfers between funds	9,698,337	22,515,234	(3,508,055)	(5,773,148)	40,090,803	(783,660)	(15,538,802)	(11,026,135)
Redemptions (note 3)	(18,495,618)	(14,652,338)	(7,525,316)	(7,110,294)	(8,464,274)	(7,066,942)	(19,709,254)	(17,218,516)
Annuity benefits	(15,846)	(9,331)	(13,028)	(11,750)	(13,130)	(11,350)	(16,231)	(12,360)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(290,666)	(265,373)	(103,889)	(124,703)	(117,093)	(130,903)	(312,818)	(359,243)
Adjustments to maintain reserves	3,450	97,373	(1,096)	13,961	1,971	489	5,747	39,171

Net equity transactions	(408,818)	14,607,711	(9,886,235)	(10,935,935)	33,450,752	(6,336,594)	(32,167,169)	(23,564,138)

Net change in contract owners’ equity	101,645,039	51,113,965	1,388,094	(1,853,425)	38,324,419	(3,747,487)	(1,202,361)	12,973,347
Contract owners’ equity beginning of period	243,159,256	192,045,291	97,251,131	99,104,556	90,872,949	94,620,436	260,740,459	247,767,112

Contract owners’ equity end of period	$344,804,295	243,159,256	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459

CHANGES IN UNITS:
Beginning units	14,439,370	13,534,569	7,857,473	8,795,903	7,144,826	7,659,203	25,267,360	27,738,468

Units purchased	1,694,667	2,719,579	324,493	492,017	3,860,087	766,763	736,020	1,494,254
Units redeemed	(1,743,499)	(1,814,778)	(1,078,696)	(1,430,447)	(1,260,533)	(1,281,140)	(3,659,949)	(3,965,362)

Ending units	14,390,538	14,439,370	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRDivInc		WREnergy		WRGlNatRes		WRGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(135,172)	69,251	(33,422)	(1,755)	(732,490)	(309,143)	(3,616,784)	(3,785,387)
Realized gain (loss) on investments	587,915	165,994	58,709	(29,651)	1,249,986	187,347	11,276,144	3,441,849
Change in unrealized gain (loss) on investments	4,510,087	2,783,335	2,095,711	2,068	14,000,634	4,084,168	45,858,613	10,172,594
Reinvested capital gains	322,208	154,290	29,226	–	5,064,463	1,535,374	6,725,125	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,285,038	3,172,870	2,150,224	(29,338)	19,582,593	5,497,746	60,243,098	9,829,056

Equity transactions:
Purchase payments received from contract owners (note 3)	1,901,308	1,280,239	1,073,891	288,317	2,391,903	2,450,116	3,036,005	4,752,624
Transfers between funds	6,128,540	10,914,379	6,106,284	1,847,982	8,276,339	20,175,635	(21,241,983)	(32,012,674)
Redemptions (note 3)	(1,870,494)	(860,591)	(447,182)	(27,153)	(3,353,805)	(1,169,867)	(19,497,829)	(18,244,555)
Annuity benefits	(4,818)	(3,592)	–	–	(3,184)	(2,123)	(12,730)	(11,342)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(28,424)	(8,451)	(6,071)	(425)	(53,144)	(12,092)	(328,606)	(406,942
Adjustments to maintain reserves	1,163	6,748	(189)	(244)	3,745	17,256	(3,791)	21,934

Net equity transactions	6,127,275	11,328,732	6,726,733	2,108,477	7,261,854	21,458,925	(38,048,934)	(45,900,955)

Net change in contract owners’ equity	11,412,313	14,501,602	8,876,957	2,079,139	26,844,447	26,956,671	22,194,164	(36,071,899)
Contract owners’ equity beginning of period	31,724,593	17,222,991	2,079,139	–	43,850,732	16,894,061	270,419,191	306,491,090

Contract owners’ equity end of period	$43,136,906	31,724,593	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191

CHANGES IN UNITS:
Beginning units	2,287,217	1,421,645	225,125	–	2,887,238	1,378,143	28,866,345	33,936,580

Units purchased	721,623	1,110,335	678,343	250,745	853,106	1,739,253	788,814	1,114,688
Units redeemed	(309,038)	(244,763)	(108,752)	(25,620)	(453,177)	(230,158)	(4,506,687)	(6,184,923)

Ending units	2,699,802	2,287,217	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRHiInc		WRIntGro		WRIntVal		WRLTBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,313,024	4,706,041	(599,501)	(526,441)	113,229	234,808	620,498	814,956
Realized gain (loss) on investments	198,966	(200,651)	2,926,709	2,228,068	1,415,784	293,886	(1,081,634)	(146,086)
Change in unrealized gain (loss) on investments	(3,385,854)	2,301,066	10,110,684	10,830,967	(1,937,952)	4,039,274	1,110,733	322,750
Reinvested capital gains	–	–	2,224,092	–	3,592,027	2,422,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,126,136	6,806,456	14,661,984	12,532,594	3,183,088	6,990,895	649,597	991,620

Equity transactions:
Purchase payments received from contract owners (note 3)	1,605,584	1,702,983	1,928,460	2,064,420	1,246,348	814,250	102,479	534,803
Transfers between funds	3,319,010	1,822,019	3,932,861	530,078	2,376,758	7,929,531	(35,801,355)	(2,990,817
Redemptions (note 3)	(6,205,112)	(5,439,316)	(6,031,845)	(5,168,734)	(3,069,392)	(1,663,107)	(2,050,313)	(3,017,007)
Annuity benefits	(6,575)	(5,735)	(4,209)	(283)	(4,334)	(257)	(2,903)	(2,283)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(79,375)	(102,406)	(102,870)	(101,985)	(50,005)	(38,346)	(28,396)	(63,474)
Adjustments to maintain reserves	(2,327)	6,854	5,698	21,423	(6,059)	9,094	(7,174)	250

Net equity transactions	(1,368,795)	(2,015,601)	(271,905)	(2,655,081)	493,316	7,051,165	(37,787,662)	(5,538,528)

Net change in contract owners’ equity	757,341	4,790,855	14,390,079	9,877,513	3,676,404	14,042,060	(37,138,065)	(4,546,908)
Contract owners’ equity beginning of period	83,298,557	78,507,702	75,601,879	65,724,366	36,374,070	22,332,010	37,138,065	41,684,973

Contract owners’ equity end of period	$84,055,898	83,298,557	89,991,958	75,601,879	40,050,474	36,374,070	–	37,138,065

CHANGES IN UNITS:
Beginning units	5,604,764	5,754,595	6,317,661	6,562,646	2,084,663	1,636,753	3,102,882	3,575,770

Units purchased	719,281	771,146	874,190	968,491	515,583	736,295	103,694	365,505
Units redeemed	(809,521)	(920,977)	(911,798)	(1,213,476)	(481,650)	(288,385)	(3,206,576)	(838,393)

Ending units	5,514,524	5,604,764	6,280,053	6,317,661	2,118,596	2,084,663	–	3,102,882

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,777)	(79,069)	(189,802)	(70,154)	1,149,836	805,168	185,409	298,244
Realized gain (loss) on investments	533,444	438,083	268,939	59,706	–	–	(33,894)	(27,848)
Change in unrealized gain (loss) on investments	(135,320)	114,745	959,096	540,013	–	–	34,819	(12,895)
Reinvested capital gains	–	–	402,368	3,183	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	311,347	473,759	1,440,601	532,748	1,149,836	805,168	186,334	257,501

Equity transactions:
Purchase payments received from contract owners (note 3)	167,999	310,446	705,919	566,622	6,425,111	2,312,631	180,809	95,979
Transfers between funds	(191,234)	1,752,869	4,284,892	6,648,900	13,381,445	13,224,480	1,168,475	2,200,182
Redemptions (note 3)	(535,335)	(324,666)	(1,189,904)	(275,266)	(11,513,739)	(7,459,186)	(833,291)	(296,490)
Annuity benefits	(4,681)	–	–	–	(631)	(256)	(2,215)	(2,209)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,146)	(4,791)	(17,406)	(3,603)	(143,763)	(131,082)	(13,429)	(4,246)
Adjustments to maintain reserves	148	1,730	1,300	2,344	7,010	(11,512)	34	110

Net equity transactions	(573,249)	1,735,588	3,784,801	6,938,997	8,155,433	7,935,075	500,383	1,993,326

Net change in contract owners’ equity	(261,902)	2,209,347	5,225,402	7,471,745	9,305,269	8,740,243	686,717	2,250,827
Contract owners’ equity beginning of period	6,684,118	4,474,771	11,595,360	4,123,615	31,187,936	22,447,693	8,678,994	6,428,167

Contract owners’ equity end of period	$6,422,216	6,684,118	16,820,762	11,595,360	40,493,205	31,187,936	9,365,711	8,678,994

CHANGES IN UNITS:
Beginning units	457,441	339,344	954,630	363,735	2,969,855	2,198,821	808,187	618,701

Units purchased	81,315	256,478	484,641	711,487	3,200,311	2,582,807	266,232	329,426
Units redeemed	(121,970)	(138,381)	(193,530)	(120,592)	(2,434,872)	(1,811,773)	(219,054)	(139,940)

Ending units	416,786	457,441	1,245,741	954,630	3,735,294	2,969,855	855,365	808,187

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRRealEstS		WRSciTech		WRSmCpGr		WRSmCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(234,727)	(95,232)	(1,703,395)	(1,667,424)	(1,739,372)	(1,930,505)	(176,499)	(143,927)
Realized gain (loss) on investments	1,810,968	380,561	5,976,451	5,084,701	6,072,623	7,996,394	(59,747)	91,021
Change in unrealized gain (loss) on investments	(7,086,843)	4,288,987	(3,045,846)	850,742	(1,757,309)	(14,162,677)	(1,042,471)	763,134
Reinvested capital gains	864,218	674,509	25,247,198	3,314,400	12,468,603	12,532,030	574,769	1,051,893

Net increase (decrease) in contract owners’ equity resulting from operations	(4,646,384)	5,248,825	26,474,408	7,582,419	15,044,545	4,435,242	(703,948)	1,762,121

Equity transactions:
Purchase payments received from contract owners (note 3)	673,618	663,817	2,375,156	2,432,710	1,468,283	2,373,484	327,491	307,172
Transfers between funds	(2,777,389)	8,002,811	(3,716,863)	(9,648,484)	(8,842,772)	(17,972,882)	272,410	318,421
Redemptions (note 3)	(2,285,844)	(1,612,552)	(9,440,600)	(7,712,554)	(9,448,666)	(9,331,885)	(1,369,669)	(861,761)
Annuity benefits	(6,178)	(1,072)	(7,395)	(6,658)	(11,023)	(11,280)	(4,046)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41,869)	(31,871)	(177,899)	(151,209)	(164,678)	(199,702)	(23,430)	(17,350)
Adjustments to maintain reserves	2,901	8,542	4,067	32,311	(1,556)	14,676	480	2,232

Net equity transactions	(4,434,761)	7,029,675	(10,963,534)	(15,053,884)	(17,000,412)	(25,127,589)	(796,764)	(251,286)

Net change in contract owners’ equity	(9,081,145)	12,278,500	15,510,874	(7,471,465)	(1,955,867)	(20,692,347)	(1,500,712)	1,510,835
Contract owners’ equity beginning of period	28,171,604	15,893,104	121,604,433	129,075,898	132,360,446	153,052,793	13,544,922	12,034,087

Contract owners’ equity end of period	$19,090,459	28,171,604	137,115,307	121,604,433	130,404,579	132,360,446	12,044,210	13,544,922

CHANGES IN UNITS:
Beginning units	1,572,126	1,139,421	10,562,288	11,941,607	10,059,603	12,069,149	981,472	1,005,493

Units purchased	293,098	653,040	599,306	617,218	389,076	623,531	213,705	275,334
Units redeemed	(579,468)	(220,335)	(1,462,450)	(1,996,537)	(1,604,729)	(2,633,077)	(273,678)	(299,355)

Ending units	1,285,756	1,572,126	9,699,144	10,562,288	8,843,950	10,059,603	921,499	981,472

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRValue		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(540,577)	(359,682)	(1,127,014)	(2,372,112)
Realized gain (loss) on investments	4,960,222	5,967,101	10,064,896	8,533,861
Change in unrealized gain (loss) on investments	(10,610,895)	7,639,161	(22,749,873)	(7,569,217)
Reinvested capital gains	7,415,435	5,121,207	23,867,522	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,185	18,367,787	10,055,531	19,003,302

Equity transactions:
Purchase payments received from contract owners (note 3)	1,066,148	1,984,410	2,815,296	3,407,132
Transfers between funds	(7,417,702)	(17,674,720)	(20,107,319)	(21,115,824)
Redemptions (note 3)	(9,110,904)	(9,217,205)	(23,860,094)	(21,106,533)
Annuity benefits	(18,303)	(9,424)	(20,577)	(32,913)
Annual contract maintenance charges (note 2)	–	–	(2,424)	(3,045)
Contingent deferred sales charges (note 2)	(154,700)	(211,900)	(150,669)	(257,360)
Adjustments to maintain reserves	5,249	16,449	(96,849)	22,110

Net equity transactions	(15,630,212)	(25,112,390)	(41,422,636)	(39,086,433

Net change in contract owners’ equity	(14,406,027)	(6,744,603)	(31,367,105)	(20,083,131)
Contract owners’ equity beginning of period	130,470,114	137,214,717	180,405,849	200,488,980

Contract owners’ equity end of period	$116,064,087	130,470,114	149,038,744	180,405,849

CHANGES IN UNITS:
Beginning units	9,004,271	10,933,745	13,514,581	16,647,315

Units purchased	440,369	498,029	1,291,903	546,237
Units redeemed	(1,484,049)	(2,427,503)	(4,040,020)	(3,678,971)

Ending units	7,960,591	9,004,271	10,766,464	13,514,581

See accompanying notes to financial statements.

80

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company transferred to the Account, 100,000 shares of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Balanced Fund – Series I (AIMBBal)

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Blue Chip Fund – Series I (AIMBlueCh)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)

BB&T Variable Insurance Funds – Large Cap Growth Fund (BBTLgCapGr)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Emerging Leaders Fund – Service Shares (DryIPELead)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares (formerly Evergreen VAF –

Evergreen VA Strategic Income Fund – Class 1 Shares) (EvVFDivInc)*

Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp)*

Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq)*

Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega)*

Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT – Balanced Fund – Class 1 (EvVTBal)*

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)*

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Focus Portfolio – S Class Shares (NBTAFocus)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)*

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street®– Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) Victory

VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)* Victory

VIF – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		BOA Exclusive II(2)		BOA V(3)	BOA Choice Venue		BOA Choice(4)		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges – Recurring	0.95%		1.20%		1.10%	1.50%		1.20%		1.25%	1.75%	1.60%
Reduced Purchase Payment Option	0.25%		–		–	–		–		–	–	–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–		0.15%	–		–		–	–	–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–		0.10%	–		–		–	–	–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–		0.05%	–		–		–	–	–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.												–
Hardship Waiver for Tax Sheltered Annuities CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	0.15%		–		0.15%	–		–		–	–	–
Death Benefit Options:.
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	0.15	%(5)	–	–		–		–	–	–
One-Year Step Up	0.05	%(6)	0.10	%(6)	0.05%	–		–		–	–	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	0.20	%(5)	–	0.15%		0.15	%(5)	–	–	–
5% Enhanced	0.10	%(7)	0.15	%(7)	0.10%	–		0.05	%(7)	–	–	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	0.45	%(9)	–	0.45	%(9)	0.45	%(9)	–	–	–
Option 2	0.30	%(8)	0.30	%(9)	–	0.30	%(9)	0.30	%(9)	–	–	–
Spousal Protection Annuity Option	–		–		–	0.10%		–		–	–	–
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–		–	–		–		–	–	–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		0.40%		–	0.40%		0.40%		–	–	–
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–		–	–		–		1.00%	–	–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		0.50%		–	0.50%		–		–	–	–
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10) :	3.95%		2.80%		1.70%	3.10%		2.20%		2.25%	1.75%	1.60%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddell & Reed Advisors Select Reserve product.
(3) Includes	NEA Select product.
(4) Includes	Key Corp and Paine Weber products.
(5) Available	beginning January 2, 2002 or a later date if state law requires.
(6) Available	until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available	until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8) No	longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9) No	longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended

December 31, 2007.

	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
0.95%	$38,652,188	1,022	4,760	135	812	15,888	616	–
1.00%	14,023,144	–	2,882	–	428	4,513	–	–
1.05%	2,701,087	–	897	–	–	172	–	–
1.10%	13,709,132	1,740	743	281	163	1,555	894	–
1.15%	7,000,699	572	1,079	665	68	630	396	–
1.20%	19,729,644	64	1,856	–	1,513	8,400	–	–
1.25%	3,603,480	1,080	6,643	–	659	2,943	354	–
1.30%	3,300,027	186	176	28	–	344	–	–
1.35%	4,344,031	317	23	–	810	2,995	395	–
1.40%	25,866,155	90	2,506	669	518	7,891	1,191	–
1.45%	7,146,006	–	–	–	87	3,440	–	–
1.50%	3,435,274	–	23,505	–	3,915	2,987	–	5,492
1.55%	12,489,166	1,909	1,768	252	483	2,416	4,701	–
1.60%	6,592,715	9	7,372	281	1,960	956	–	1,820
1.65%	4,320,282	–	27,876	–	3,142	2,371	–	5,788
1.70%	1,546,232	–	–	–	–	122	–	–
1.75%	2,103,161	67	6,435	8	1,853	514	–	858
1.80%	1,643,542	–	2,876	–	598	544	–	556
1.85%	2,150,639	–	24	–	–	678	–	–
1.90%	644,687	–	2,755	–	206	381	–	557
1.95%	1,366,322	–	19,839	–	3,817	32	–	3,983
2.00%	1,262,174	316	120	–	–	102	–	–
2.05%	1,623,742	1,775	5,465	–	3,157	888	–	7,114
2.10%	936,906	–	17,166	–	1,239	110	–	3,258
2.15%	267,238	–	2,244	–	728	645	–	140
2.20%	900,582	–	8,020	–	4,228	1,264	–	1,481
2.25%	619,636	–	1,193	–	401	1,333	–	–
2.30%	154,517	–	–	–	–	–	–	–
2.35%	42,151	–	902	–	311	–	–	24
2.40%	257,710	–	–	–	–	12	–	–
2.45%	103,886	–	195	–	432	96	–	2,205
2.50%	107,969	–	3,590	–	–	–	–	122
2.55%	20,628	–	–	–	–	–	–	–
2.60%	157,291	–	7,879	–	136	617	–	696
2.65%	11,703	–	–	–	–	–	–	–
2.70%	7,592	–	–	–	–	–	–	–
2.85%	1,943	–	–	–	–	–	–	–

Totals	$182,843,280	9,147	160,789	2,319	31,664	64,839	8,547	34,094

	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
0.95%	$–	328	1,036	–	–	–	539,337	–
1.00%	–	9	–	–	–	–	215,351	–
1.05%	–	–	–	–	–	–	46,924	–
1.10%	590	1,989	2,004	–	–	–	147,883	–
1.15%	51	711	90	–	–	–	65,398	–
1.20%	–	93	–	–	–	–	278,371	–
1.25%	–	–	165	302	–	87	42,395	–
1.30%	–	63	–	–	–	–	47,366	–
1.35%	–	–	139	–	–	–	55,429	–
1.40%	–	–	132	–	–	–	277,062	–
1.45%	–	–	–	–	–	–	82,911	–
1.50%	–	–	–	13,316	6,872	14,883	36,868	13,709
1.55%	–	–	1,643	–	–	–	126,906	–
1.60%	–	–	–	6,375	2,659	2,837	50,864	1,871
1.65%	–	–	–	9,902	20,028	16,296	65,417	9,795
1.70%	–	–	–	–	–	–	15,714	–
1.75%	–	–	–	1,221	1,509	4,327	28,423	1,761
1.80%	–	–	–	1,990	1,901	2,944	25,430	899
1.85%	–	–	–	–	–	–	14,207	–
1.90%	–	–	–	–	258	3,172	4,496	1,400
1.95%	–	–	–	10,130	12,907	19,739	3,907	3,584
2.00%	–	–	–	–	–	984	11,052	646
2.05%	–	–	651	8,773	3,991	10,228	15,969	4,156
2.10%	–	–	–	6,130	5,005	12,940	4,462	23,751
(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
2.15%	–	–	–	494	–	858	738	468
2.20%	–	–	–	7,062	2,036	8,695	1,897	10,490
2.25%	–	–	–	–	–	–	333	–
2.30%	–	–	–	–	–	–	539	–
2.35%	–	–	–	449	190	999	–	1,228
2.40%	–	–	–	–	–	–	929	–
2.45%	–	–	–	1,059	184	1,187	357	–
2.50%	–	–	–	718	1,517	772	134	509
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	2,057	472	1,344	125	1,481
2.65%	–	–	–	–	–	–	8	–
2.70%	–	–	–	–	–	–	280	–
2.85%	–	–	–	–	–	–	–	–

Totals	$641	3,192	5,860	69,978	59,439	102,292	2,207,481	75,748

	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
0.95%	$128,768	338,167	215,752	42,780	–	30,300	–	1,185,065
1.00%	33,922	170,272	61,254	10,148	–	6,523	–	387,264
1.05%	8,765	26,122	14,766	1,512	–	1,305	–	70,152
1.10%	26,680	45,554	53,533	8,526	–	9,719	–	403,744
1.15%	24,597	21,073	39,215	5,109	–	7,372	–	219,054
1.20%	99,457	153,940	155,002	25,209	–	18,555	–	749,686
1.25%	20,824	21,764	14,355	3,050	2,380	3,892	–	114,291
1.30%	11,885	32,035	16,788	5,758	–	1,818	–	116,154
1.35%	24,131	17,473	27,099	6,407	–	4,368	–	170,947
1.40%	96,609	84,430	116,981	21,575	–	20,484	–	829,737
1.45%	24,533	55,444	21,706	4,394	–	5,374	–	218,207
1.50%	5,687	22,842	10,372	1,588	–	1,581	5,786	93,896
1.55%	30,450	29,381	37,236	8,902	–	9,452	–	395,650
1.60%	21,304	9,558	29,401	3,769	–	6,043	1,754	165,713
1.65%	14,756	16,093	25,742	4,011	–	4,389	4,807	128,479
1.70%	2,041	2,567	5,559	812	–	194	–	57,450
1.75%	5,128	2,732	8,789	856	–	1,457	2,710	62,451
1.80%	4,302	3,331	10,183	940	–	1,352	183	51,552
1.85%	4,022	4,470	11,999	3,140	–	1,082	–	72,458
1.90%	240	738	483	380	–	1,001	311	13,978
1.95%	2,141	7,185	3,615	448	–	306	6,035	8,435
2.00%	2,728	789	1,519	2,331	–	47	763	36,716
2.05%	939	4,028	13,737	2,192	–	–	2,364	39,644
2.10%	2,923	146	539	185	–	1,004	2,670	4,720
2.15%	70	39	412	829	–	–	33	6,202
2.20%	5,513	1,156	1,524	40	–	296	3,852	14,004
2.25%	9,166	–	453	275	2,523	82	–	7,313
2.30%	–	32	528	2,327	–	–	–	3,014
2.35%	182	–	–	–	–	–	95	–
2.40%	15	–	1,884	6,256	–	–	–	552
2.45%	64	–	–	38	–	–	147	2,976
2.50%	–	–	–	–	–	–	–	598
2.55%	–	–	80	524	–	–	–	196
2.60%	–	–	–	–	–	32	164	1,258
2.65%	–	–	–	174	–	–	–	194
2.70%	–	–	–	30	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$611,842	1,071,362	900,506	174,515	4,903	138,028	31,674	5,631,750

	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
0.95%	$–	47,347	–	1,920	11,347	304	8,575	16,503
1.00%	–	25,688	–	–	–	–	–	6,280
1.05%	–	1,253	–	–	45	–	110	3,676
1.10%	–	8,468	–	4,769	11,965	309	5,360	854
1.15%	–	5,904	–	2,878	4,477	39	953	45
1.20%	–	16,892	–	29	237	–	182	2,029
1.25%	–	3,106	630	419	2,108	105	627	74
1.30%	–	1,557	–	618	2,483	131	1,345	18
1.35%	–	6,067	–	419	2,072	45	1,180	–
1.40%	–	23,106	–	313	11,749	263	5,063	–
1.45%	–	8,820	–	1,691	1,895	131	1,359	–
1.50%	34,759	1,630	–	92	161	9	99	–
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
1.55%	–	12,628	–	1,884	9,565	252	2,445	–
1.60%	7,865	2,698	–	4,825	4,905	309	5,032	–
1.65%	16,510	1,753	–	3,135	532	5	941	–
1.70%	–	1,816	–	6,890	79	4	42	–
1.75%	6,225	225	–	13	279	27	396	–
1.80%	9,436	904	–	–	–	3	–	–
1.85%	–	2,402	–	–	6,531	652	7,956	–
1.90%	8,964	–	–	–	2,430	–	4,138	–
1.95%	22,520	1	–	–	–	–	–	–
2.00%	3,601	922	–	–	647	69	–	–
2.05%	15,159	197	–	–	–	–	1,259	–
2.10%	11,484	10	–	–	–	–	–	–
2.15%	1,634	393	–	–	–	–	–	–
2.20%	9,012	362	–	–	–	–	–	–
2.25%	–	121	1,340	–	–	–	–	–
2.30%	–	26	–	–	–	–	–	–
2.35%	2,536	–	–	–	–	–	–	–
2.40%	–	43	–	–	–	–	–	–
2.45%	3,068	40	–	–	–	–	–	–
2.50%	464	–	–	–	–	–	–	–
2.55%	–	10	–	–	–	–	–	–
2.60%	2,608	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$155,845	174,389	1,970	29,895	73,507	2,657	47,062	29,478

	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
0.95%	$39,413	49,843	–	144,606	2,530,805	361,460	–	938
1.00%	22,624	28,032	–	41,901	1,144,029	144,552	–	–
1.05%	5,491	10,373	–	7,318	229,196	41,748	–	–
1.10%	1,173	2,527	–	53,911	613,690	101,738	–	308
1.15%	129	472	–	27,952	325,597	49,782	–	–
1.20%	4,202	17,731	–	71,888	1,139,889	172,896	–	–
1.25%	1,150	2,340	–	18,267	169,784	32,166	–	32
1.30%	336	2,836	–	13,432	215,329	32,294	–	–
1.35%	–	226	–	34,317	284,057	38,141	–	122
1.40%	120	1,688	–	79,122	966,207	153,285	–	374
1.45%	103	1,186	–	18,648	353,122	32,272	–	–
1.50%	953	1,219	1,252	7,709	83,374	19,187	10,814	–
1.55%	–	24	–	34,734	359,504	63,441	–	872
1.60%	43	–	350	21,637	194,963	30,227	6,746	–
1.65%	356	164	689	11,004	114,249	26,089	7,140	–
1.70%	–	26	–	6,602	87,357	6,949	–	–
1.75%	–	–	798	6,091	59,499	5,573	4,146	–
1.80%	–	541	82	4,198	61,700	10,136	961	–
1.85%	–	33	–	5,659	46,128	7,555	–	5,153
1.90%	–	10	40	4,290	22,126	2,041	824	–
1.95%	–	–	1,000	1,224	27,635	1,164	4,248	–
2.00%	–	–	163	4,211	28,768	2,816	93	–
2.05%	–	–	694	8,324	62,891	5,639	18,510	–
2.10%	–	6	506	200	3,242	1,821	5,861	–
2.15%	–	–	145	183	8,604	1,716	5	–
2.20%	–	–	1,709	1,837	12,262	607	3,362	–
2.25%	–	–	–	9	10,675	1,481	–	–
2.30%	–	8	–	415	4,133	122	–	–
2.35%	–	–	–	–	185	25	201	–
2.40%	–	–	–	51	69	248	–	–
2.45%	–	–	104	107	20	58	3,226	–
2.50%	–	–	–	–	–	–	1,257	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	99	–	–	885	674	–
2.65%	–	–	–	–	736	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$76,092	119,285	7,631	629,847	9,159,825	1,348,114	68,068	7,799

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
0.95%	$1,175	–	–	–	2,512	624,298	–	2,120,214
1.00%	–	–	–	–	3,673	143,725	–	860,229
1.05%	–	–	–	–	87	36,816	–	188,240
1.10%	335	–	–	–	83	218,309	–	575,480
1.15%	83	–	–	–	283	124,969	–	298,886
1.20%	–	–	–	–	1,824	387,108	–	1,117,602
1.25%	–	–	–	–	20	65,983	–	159,137
1.30%	–	–	–	–	326	67,425	–	159,369
1.35%	–	–	–	–	221	105,790	–	294,053
1.40%	2,513	–	–	–	2,797	479,622	–	1,243,326
1.45%	–	–	–	–	3,239	107,797	–	354,348
1.50%	–	2,526	1,523	14,355	137	58,010	32,713	111,910
1.55%	2,755	–	–	–	549	238,351	–	531,250
1.60%	–	–	4,655	4,103	224	143,904	10,654	267,661
1.65%	–	1,460	759	15,331	242	60,542	25,703	188,015
1.70%	–	–	–	–	178	53,546	–	54,983
1.75%	–	706	147	3,579	179	70,013	9,331	104,252
1.80%	–	119	399	1,115	67	29,333	2,074	71,981
1.85%	–	–	–	–	489	38,422	–	84,837
1.90%	–	–	686	736	32	14,999	3,154	11,651
1.95%	–	1,686	5,013	7,689	–	3,542	24,578	21,181
2.00%	–	–	–	397	–	19,347	604	28,842
2.05%	–	1,020	2,960	6,110	–	34,663	12,154	54,731
2.10%	–	649	2,468	25,308	–	2,552	19,118	1,526
2.15%	–	81	88	2,329	163	2,769	482	5,368
2.20%	–	2,661	2,239	4,578	–	7,432	12,014	13,161
2.25%	–	–	–	–	2	3,481	–	13,329
2.30%	–	–	–	–	–	1,592	–	4,876
2.35%	–	–	–	556	–	63	1,322	43
2.40%	–	–	–	–	–	743	–	5,074
2.45%	–	–	–	1,570	–	63	1,047	2,447
2.50%	–	–	–	7,729	–	726	2,089	–
2.55%	–	–	–	–	–	–	–	612
2.60%	–	434	37	422	–	1,850	5,727	913
2.65%	–	–	–	–	–	54	–	124
2.70%	–	–	–	–	–	462	–	639
2.85%	–	–	–	–	–	–	–	–

Totals	$6,861	11,342	20,974	95,907	17,327	3,148,301	162,764	8,950,289

	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
0.95%	$–	1,199,182	–	499,547	48,971	203,696	–	316,016
1.00%	–	648,654	–	197,206	13,593	97,199	–	86,270
1.05%	–	115,458	–	50,743	3,477	19,804	–	15,117
1.10%	–	301,319	–	115,886	10,133	22,908	–	81,356
1.15%	–	135,266	–	52,836	3,937	12,246	–	54,889
1.20%	–	682,797	–	243,396	35,925	112,961	–	201,211
1.25%	–	100,093	–	32,102	2,072	16,905	–	22,936
1.30%	–	107,581	–	46,616	5,215	13,607	–	24,898
1.35%	–	134,385	–	45,174	7,076	9,313	–	37,302
1.40%	–	620,288	–	252,425	37,773	54,503	–	173,709
1.45%	–	273,915	–	77,771	9,499	36,403	–	41,198
1.50%	67,213	72,814	17,891	26,914	1,264	6,229	30,385	9,618
1.55%	–	191,861	–	74,568	10,867	12,639	–	64,724
1.60%	20,667	78,299	8,310	39,903	3,247	2,096	11,709	34,298
1.65%	38,643	103,162	13,716	31,081	2,069	6,331	29,346	29,627
1.70%	–	55,706	–	12,303	1,439	3,520	–	7,983
1.75%	18,520	27,871	7,517	38,022	1,471	3,162	9,902	11,542
1.80%	13,039	27,209	3,708	11,165	863	2,595	3,413	9,424
1.85%	–	20,676	–	15,650	1,184	4,159	–	15,680
1.90%	13,662	11,607	1,953	1,928	395	1,134	7,884	3,739
1.95%	44,242	8,682	6,831	3,796	350	1,071	36,387	673
2.00%	610	24,095	380	11,005	2,807	1,820	2,743	3,171
2.05%	12,752	14,275	14,669	5,146	676	1,880	19,932	8,592
2.10%	39,356	1,758	10,633	1,196	144	357	25,342	2,001
2.15%	753	5,532	99	4,993	2,038	–	762	676
2.20%	23,973	4,962	11,392	4,353	264	995	18,093	3,188
2.25%	–	1,364	–	166	180	–	–	586
2.30%	–	492	–	1,523	1,611	–	–	1,826
(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
2.35%	811	64	24	–	–	–	429	–
2.40%	–	48	–	4,736	4,834	–	–	14
2.45%	3,282	4	3,931	80	2	–	3,880	140
2.50%	3,901	95	1,495	–	–	–	4,843	–
2.55%	–	–	–	662	532	–	–	–
2.60%	10,145	755	1,934	–	–	–	2,153	–
2.65%	–	240	–	433	107	–	–	139
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$311,569	4,970,508	104,483	1,903,325	214,015	647,532	207,203	1,262,543

	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$2,478,110	–	193,375	219,033	93,705	–	105,717	–
1.00%	1,062,360	–	60,931	130,656	33,471	–	43,413	–
1.05%	176,713	–	11,423	33,070	6,036	–	5,542	–
1.10%	665,247	–	64,649	22,314	31,683	–	26,785	–
1.15%	317,220	–	23,580	6,998	15,594	–	17,735	–
1.20%	1,372,741	–	90,251	72,433	72,025	–	60,831	–
1.25%	184,447	–	23,222	9,794	7,295	9,608	15,051	–
1.30%	230,113	–	21,216	11,378	12,802	–	10,517	–
1.35%	303,924	–	17,454	9,027	15,247	–	15,753	–
1.40%	1,252,944	–	105,029	47,057	47,490	–	82,341	–
1.45%	423,564	–	30,665	20,728	21,683	–	24,679	–
1.50%	142,323	74,079	10,956	6,746	4,593	48,769	3,546	11,454
1.55%	444,795	–	34,094	19,139	28,742	–	32,862	–
1.60%	215,810	16,072	43,515	5,378	13,831	17,465	18,403	2,739
1.65%	164,527	48,243	10,913	11,261	12,681	32,513	9,096	2,624
1.70%	76,563	–	6,239	3,558	6,744	–	8,182	–
1.75%	107,073	24,552	9,187	2,205	1,596	13,838	7,694	3,985
1.80%	77,699	8,657	8,778	1,229	1,706	4,152	3,131	1,806
1.85%	86,768	–	14,451	3,476	9,414	–	3,734	–
1.90%	23,977	10,965	5,402	825	2,769	6,637	466	1,365
1.95%	20,192	64,015	736	841	884	33,939	843	9,262
2.00%	46,431	3,519	4,193	356	6,625	5,531	2,431	55
2.05%	46,771	30,157	4,042	1,406	2,843	31,314	855	4,036
2.10%	8,489	43,457	1,083	79	307	29,664	4,123	10,689
2.15%	9,581	1,772	850	1,534	1,940	1,097	1,438	674
2.20%	9,565	30,803	2,300	222	301	18,273	1,493	3,147
2.25%	52,721	–	14,542	10	497	17,204	2,360	–
2.30%	8,958	–	8	3	4,955	–	197	–
2.35%	94	3,362	–	38	–	1,704	–	–
2.40%	20,895	–	21	–	12,250	–	42	–
2.45%	1,080	1,222	–	–	–	4,059	5	16
2.50%	1,551	3,181	–	–	–	9,247	223	1,406
2.55%	1,830	–	–	–	1,071	–	–	–
2.60%	1,540	4,277	–	–	–	2,797	–	1,609
2.65%	451	–	–	–	324	–	18	–
2.70%	123	–	–	–	–	–	–	–
2.85%	252	–	–	–	–	–	–	–

Totals	$10,037,442	368,333	813,105	640,795	471,104	287,811	509,506	54,867

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.95%	$76,852	11,159	–	11,688	–	3,640	–	44,176
1.00%	37,417	10,068	–	7,312	–	1,852	–	17,471
1.05%	5,220	301	–	343	–	–	–	3,437
1.10%	15,379	3,606	–	2,485	–	4,374	–	7,879
1.15%	12,779	1,676	–	1,346	–	1,418	–	3,990
1.20%	40,897	3,105	–	6,731	–	3,636	–	19,600
1.25%	9,599	1,822	452	1,159	205	248	1,117	7,866
1.30%	4,317	3,514	–	136	–	69	–	2,074
1.35%	16,703	341	–	2,161	–	2,388	–	2,145
1.40%	29,971	18,127	–	5,969	–	3,830	–	22,517
1.45%	15,289	1,263	–	809	–	980	–	13,340
1.50%	3,621	1,112	–	1,716	–	–	–	687
1.55%	19,839	7,716	–	1,968	–	595	–	10,150
1.60%	7,802	–	–	–	–	136	–	7,348
1.65%	4,304	13	–	1,582	–	127	–	2,124
1.70%	1,333	370	–	32	–	46	–	1,754
(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.75%	1,609	1,044	–	1,069	–	99	–	138
1.80%	1,881	133	–	–	–	1,502	–	1,267
1.85%	3,376	994	–	1,910	–	186	–	1,322
1.90%	335	–	–	–	–	–	–	2,505
1.95%	598	–	–	–	–	–	–	42
2.00%	4,881	1,635	–	–	–	–	–	1,601
2.05%	2,865	303	–	52	–	–	–	2,632
2.10%	225	–	–	–	–	4	–	32
2.15%	1,029	–	–	–	–	–	–	46
2.20%	1,517	–	–	–	–	–	–	404
2.25%	277	–	–	–	573	–	3,518	44
2.30%	2,199	–	–	283	–	–	–	25
2.35%	–	–	–	–	–	–	–	–
2.40%	3,767	–	–	–	–	–	–	6
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	337	–	–	–	–	–	–	11
2.60%	–	–	–	–	–	–	–	–
2.65%	110	–	–	–	–	–	–	–
2.70%	30	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$326,358	68,302	452	48,751	778	25,130	4,635	176,633

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.95%	$–	29,442	66,162	115,671	–	64,796	–	527,296
1.00%	–	10,578	20,426	63,615	–	17,324	–	268,670
1.05%	–	1,658	5,150	12,321	–	1,693	–	30,009
1.10%	–	8,210	15,603	32,046	–	12,413	–	134,611
1.15%	–	5,324	7,461	14,430	–	5,615	–	63,621
1.20%	–	17,935	37,519	101,015	–	34,524	–	367,233
1.25%	1,297	8,710	6,335	23,720	11,383	11,190	464	54,575
1.30%	–	2,093	4,485	31,523	–	1,786	–	96,939
1.35%	–	3,100	8,128	23,706	–	5,926	–	59,169
1.40%	–	20,339	31,534	108,968	–	20,535	–	389,339
1.45%	–	4,988	9,568	43,270	–	12,327	–	206,682
1.50%	–	1,117	752	10,471	–	2,497	–	48,445
1.55%	–	8,248	7,238	49,148	–	10,360	–	126,169
1.60%	–	2,886	8,619	12,675	–	6,652	–	50,531
1.65%	–	2,359	4,763	6,837	–	2,558	–	64,605
1.70%	–	870	3,820	6,344	–	2,593	–	20,299
1.75%	–	1,344	1,141	12,641	–	266	–	12,732
1.80%	–	518	4,061	4,578	–	2,916	–	26,591
1.85%	–	3,892	3,625	13,339	–	3,123	–	17,741
1.90%	–	652	1,503	922	–	1,720	–	11,806
1.95%	–	–	377	1,065	–	560	–	13,704
2.00%	–	529	5,210	6,955	–	2,858	–	8,656
2.05%	–	1,066	2,306	5,690	–	2,123	–	13,103
2.10%	–	189	341	449	–	283	–	2,150
2.15%	–	–	1,531	2,975	–	1,181	–	3,144
2.20%	–	40	353	850	–	440	–	2,760
2.25%	–	–	161	4,370	8,229	177	–	376
2.30%	–	–	2,883	217	–	1,749	–	92
2.35%	–	–	–	–	–	–	–	61
2.40%	–	–	5,560	56	–	4,805	–	1,311
2.45%	–	–	–	–	–	–	–	4
2.50%	–	–	–	–	–	–	–	1,008
2.55%	–	–	551	–	–	458	–	–
2.60%	–	–	–	–	–	–	–	894
2.65%	–	–	108	–	–	106	–	–
2.70%	–	–	33	–	–	–	–	154
2.85%	–		–	–	–	–	–	–

Totals	$1,297	136,087	267,307	709,867	19,612	235,554	464	2,624,480

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT- 9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.95%	$45,681	107,757	8,423	409,877	428,054	98,278	128,441	–
1.00%	15,724	63,796	5,600	164,893	239,519	35,881	40,610	–
1.05%	3,533	7,713	65	22,246	27,440	7,379	6,299	–
1.10%	15,293	19,505	1,305	157,733	111,266	26,271	32,877	–
1.15%	9,447	10,491	238	62,934	52,704	14,066	20,175	–
1.20%	37,445	60,709	3,287	325,331	307,654	72,867	168,197	–
1.25%	11,884	8,877	498	55,244	34,984	8,990	11,849	3,420
1.30%	3,796	11,412	18	33,139	45,469	20,652	12,026	–
1.35%	8,286	4,957	1,104	72,081	23,029	13,620	20,373	–
1.40%	29,929	63,815	5,703	253,557	245,639	46,495	71,378	–
1.45%	10,844	43,535	3,740	80,990	164,599	14,538	27,046	–
1.50%	3,144	9,129	394	28,211	41,083	12,933	17,891	–
1.55%	15,428	11,986	1,574	98,429	66,698	23,194	31,056	–
1.60%	3,254	3,763	1,859	53,787	18,399	11,395	11,632	–
1.65%	11,059	8,249	1,708	51,199	26,570	9,812	9,861	–
1.70%	3,284	2,489	–	23,105	12,020	4,488	3,256	–
1.75%	2,324	287	164	24,114	4,015	2,209	7,503	–
1.80%	2,637	1,774	235	12,588	14,262	3,718	7,517	–
1.85%	2,371	850	1,964	16,970	14,769	4,068	4,019	–
1.90%	531	1,151	1,481	5,328	1,752	1,981	783	–
1.95%	116	1,389	512	6,750	5,700	156	3,821	–
2.00%	1,237	739	34	18,451	6,815	1,215	1,578	–
2.05%	1,760	2,732	941	10,728	4,512	3,940	1,390	–
2.10%	431	309	–	2,360	1,334	1,998	6,489	–
2.15%	116	33	205	6,501	210	365	12	–
2.20%	376	337	1,769	2,523	3,609	1,926	1,830	–
2.25%	253	21	113	1,485	613	80	2,801	89
2.30%	1,292	3	–	7,578	21	521	–	–
2.35%	35	12	–	–	33	–	358	–
2.40%	52	–	–	20,084	–	–	–	–
2.45%	153	39	9	–	7	–	–	–
2.50%	–	–	197	84	199	–	–	–
2.55%	48	–	–	1,975	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	425	–	–	–	–
2.70%	–	–	–	69	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$241,763	447,859	43,140	2,030,769	1,902,977	443,036	651,068	3,509

	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
0.95%	$–	–	132,386	75,564	76,290	58,401	4,478	60,723
1.00%	–	–	24,975	37,658	16,290	18,544	916	21,354
1.05%	–	–	3,299	5,940	7,721	3,312	244	8,034
1.10%	–	–	20,806	19,069	15,068	21,065	1,288	25,919
1.15%	–	–	8,611	21,637	11,802	8,886	470	14,898
1.20%	–	–	55,715	79,855	81,585	51,214	5,429	60,482
1.25%	–	–	11,546	8,724	7,220	9,077	1,699	11,098
1.30%	–	–	9,846	25,660	8,251	37,038	709	19,224
1.35%	–	–	6,953	13,484	17,417	11,651	1,217	20,189
1.40%	–	–	37,459	71,789	54,839	46,392	2,769	74,452
1.45%	–	–	21,661	9,369	8,795	3,776	50	7,637
1.50%	10,992	3,477	22,852	3,212	2,347	2,451	43	4,050
1.55%	–	–	30,234	21,866	13,816	10,477	667	11,951
1.60%	3,177	1,381	12,837	6,444	6,847	3,624	143	12,785
1.65%	10,033	4,815	22,446	4,938	7,649	5,508	433	8,005
1.70%	–	–	2,927	4,094	510	1,420	8	2,434
1.75%	3,654	925	8,237	3,916	303	1,292	81	3,025
1.80%	2,168	707	1,769	1,613	1,734	1,330	55	1,362
1.85%	–	–	3,523	7,453	3,852	7,147	143	2,130
1.90%	2,093	929	6,659	58	1,298	209	22	490
1.95%	8,038	5,837	11,895	981	217	120	–	124
2.00%	–	–	7,396	2,739	2,466	648	18	633
2.05%	6,391	3,185	18,349	12,085	1,680	2,493	–	427
2.10%	5,779	3,579	5,666	342	76	161	–	40
2.15%	44	5	4,143	368	1,748	75	–	99
2.20%	2,482	2,025	11,310	2,164	423	54	5	302
2.25%	–	–	4,829	8,702	6,928	–	590	9,630
2.30%	–	–	3,452	–	780	–	–	–
(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
2.35%	–	174	458	–	–	–	–	–
2.40%	–	–	10,733	346	1,474	–	–	–
2.45%	257	547	1,300	–	–	–	–	–
2.50%	2,167	151	990	–	–	–	–	–
2.55%	–	–	957	–	262	–	–	–
2.60%	1,030	161	879	–	–	–	–	–
2.65%	–	–	291	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$58,305	27,898	527,389	450,070	359,688	306,365	21,477	381,497

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
0.95%	$245,736	120,043	18,543	385,341	–	–	78,666	4,443
1.00%	100,959	33,738	3,605	148,170	–	–	52,489	265
1.05%	24,082	6,271	144	14,170	–	–	4,505	1,004
1.10%	78,087	33,480	7,923	92,059	–	–	14,779	2,200
1.15%	45,173	11,981	2,293	54,524	–	–	14,875	551
1.20%	98,413	168,487	2,344	196,921	–	–	45,637	889
1.25%	17,434	17,820	2,824	32,017	–	1,009	4,009	536
1.30%	27,017	18,371	892	32,598	–	–	4,819	92
1.35%	27,553	13,602	1,024	54,389	–	–	5,377	713
1.40%	119,031	76,130	5,100	189,438	–	–	84,993	3,336
1.45%	31,874	15,851	3,452	65,688	–	–	28,814	145
1.50%	12,910	8,312	1,033	13,430	8,095	–	4,313	305
1.55%	49,978	28,096	3,314	63,693	–	–	23,002	1,892
1.60%	28,082	13,328	788	37,661	2,245	–	12,208	1,908
1.65%	14,875	6,020	578	30,950	2,519	–	8,978	212
1.70%	12,154	25,001	1,171	11,786	–	–	2,080	–
1.75%	24,269	2,886	141	29,215	2,569	–	4,149	–
1.80%	11,868	5,578	890	11,287	–	–	1,094	297
1.85%	11,082	9,546	1,932	10,167	–	–	10,100	739
1.90%	1,807	1,920	66	3,802	1,056	–	1,276	–
1.95%	1,651	1,803	–	3,564	5,362	–	1,925	–
2.00%	4,169	8,815	–	14,304	438	–	13,253	–
2.05%	3,525	2,499	1,222	8,344	2,623	–	1,603	–
2.10%	1,799	670	568	1,569	2,402	–	374	1
2.15%	943	6,074	36	510	862	–	783	–
2.20%	471	1,579	–	6,531	5,582	–	1,312	–
2.25%	16	539	–	1,051	–	–	1,331	–
2.30%	361	4,838	–	6,088	–	–	2,768	–
2.35%	–	–	–	–	–	–	–	–
2.40%	16	14,197	–	5,078	–	–	5,068	–
2.45%	–	11	–	396	77	–	–	–
2.50%	248	–	–	–	619	–	–	–
2.55%	–	1,510	–	593	–	–	421	–
2.60%	–	–	–	–	1,245	–	–	–
2.65%	–	358	–	248	–	–	107	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$995,582	659,354	59,882	1,525,582	35,694	1,009	435,108	19,527

	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
0.95%	$148,938	75,333	55,616	–	24,802	–	54,788	4,567
1.00%	66,860	33,227	27,251	–	9,190	–	19,175	3,469
1.05%	11,629	9,671	2,562	–	2,091	–	3,876	240
1.10%	27,217	11,609	14,905	–	7,772	–	18,436	2,154
1.15%	24,220	3,210	7,494	–	7,058	–	17,981	461
1.20%	115,306	25,271	34,367	–	20,587	–	30,176	2,915
1.25%	8,905	6,321	4,531	356	1,086	1,280	2,446	456
1.30%	21,558	9,474	7,778	–	2,715	–	4,248	290
1.35%	21,490	3,145	7,884	–	1,700	–	11,035	260
1.40%	82,602	18,544	32,765	–	19,902	–	36,459	3,451
1.45%	32,729	8,398	12,853	–	3,741	–	13,898	1,391
1.50%	19,689	1,990	968	–	436	–	7,408	359
1.55%	29,749	6,435	16,440	–	11,576	–	22,645	1,060
1.60%	16,516	691	9,800	–	6,396	–	8,401	418
1.65%	11,292	2,750	3,025	–	2,592	–	9,672	152
1.70%	7,505	243	5,194	–	1,495	–	2,918	105
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
1.75%	6,191	800	2,067	–	1,211	–	4,979	96
1.80%	3,550	2,550	2,408	–	1,154	–	4,192	350
1.85%	9,341	2,112	2,051	–	2,015	–	3,467	314
1.90%	5,880	129	578	–	594	–	4,559	182
1.95%	211	10	278	–	1,551	–	4,976	15
2.00%	5,576	63	1,707	–	1,581	–	1,449	42
2.05%	7,975	2,060	521	–	1,947	–	5,710	–
2.10%	885	506	256	–	18	–	1,612	1
2.15%	473	–	21	–	13	–	159	–
2.20%	3,489	153	1,404	–	486	–	2,439	4
2.25%	163	14	6	–	167	–	230	–
2.30%	5,668	–	246	–	820	–	39	–
2.35%	–	19	–	–	–	–	437	–
2.40%	3,023	–	1	–	695	–	183	–
2.45%	169	–	68	–	–	–	163	–
2.50%	–	85	–	–	–	–	–	–
2.55%	276	–	–	–	24	–	177	–
2.60%	–	–	–	–	–	–	2,532	–
2.65%	89	–	–	–	22	–	30	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$699,164	224,812	255,045	356	135,437	1,280	300,895	22,752

	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
0.95%	$39,077	1,414,314	–	246,083	12,212	–	244,634	–
1.00%	16,439	503,297	–	127,925	1,923	–	62,813	–
1.05%	1,682	115,659	–	33,933	286	–	11,116	–
1.10%	9,896	370,159	–	37,366	1,256	–	44,749	–
1.15%	7,785	191,725	–	18,288	1,894	–	29,827	–
1.20%	19,852	630,609	–	45,035	2,815	–	169,806	–
1.25%	2,515	92,863	–	8,568	1,159	63	11,277	7,235
1.30%	1,519	90,254	–	31,211	186	–	46,289	–
1.35%	4,260	135,392	–	9,586	796	–	31,390	–
1.40%	20,241	766,384	–	46,797	4,033	–	92,557	–
1.45%	9,941	171,354	–	17,741	1,132	–	24,791	–
1.50%	1,476	81,152	48,284	4,975	127	–	10,399	7,129
1.55%	17,860	385,161	–	20,140	464	–	37,045	–
1.60%	6,696	158,548	13,841	2,658	630	–	25,913	3,808
1.65%	3,416	80,398	36,275	4,929	1,353	–	19,131	2,677
1.70%	1,631	46,354	–	1,786	188	–	8,579	–
1.75%	1,842	71,090	11,646	2,575	–	–	6,770	3,907
1.80%	2,258	32,749	5,797	1,191	28	–	6,168	–
1.85%	1,392	48,400	–	2,201	120	–	7,665	–
1.90%	1,018	11,233	7,691	62	1	–	983	395
1.95%	846	10,845	41,199	29	–	–	695	2,850
2.00%	397	35,954	562	234	141	–	7,077	924
2.05%	2,710	47,013	21,388	292	110	–	6,722	2,501
2.10%	145	2,226	41,770	76	–	–	1,059	2,791
2.15%	675	3,153	624	686	102	–	2,596	868
2.20%	152	3,477	22,040	214	122	–	2,999	1,952
2.25%	6	19,010	–	250	3	–	409	–
2.30%	39	2,727	–	21	–	–	1,853	–
2.35%	64	–	540	–	–	–	–	966
2.40%	24	403	–	–	–	–	8,023	–
2.45%	60	2,162	3,747	247	–	–	–	251
2.50%	–	4	3,081	30	–	–	–	67
2.55%	11	705	–	–	–	–	797	–
2.60%	–	–	4,970	–	–	–	–	1,902
2.65%	–	–	–	–	–	–	209	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$175,925	5,524,773	263,455	665,129	31,081	63	924,341	40,223

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
0.95%	$175,595	198,103	923,312	478,994	342,434	323,685	211,647	711,819
1.00%	41,772	34,874	306,234	149,270	88,426	126,609	90,914	239,990
1.05%	20,978	5,870	58,791	17,174	16,733	32,422	14,114	41,239
1.10%	74,935	74,934	414,252	292,316	178,729	99,160	60,638	230,512
1.15%	58,354	54,485	343,931	218,190	94,643	46,840	34,761	136,294
1.20%	109,835	132,581	485,607	323,648	175,508	187,516	135,029	388,018
1.25%	82,249	28,183	251,369	148,875	76,918	21,245	21,602	62,821
1.30%	14,668	21,625	68,869	35,362	36,628	26,800	26,132	110,407
1.35%	36,174	38,372	130,739	90,799	43,539	37,048	19,400	106,421
1.40%	127,123	161,389	970,873	567,186	262,479	211,107	125,434	466,126
1.45%	34,717	23,757	164,730	82,368	55,459	71,896	43,803	158,226
1.50%	28,666	46,195	205,285	133,600	73,910	18,174	14,069	43,467
1.55%	62,848	100,836	400,403	228,766	166,572	96,399	54,782	225,839
1.60%	45,789	102,723	371,237	196,960	152,185	29,466	25,229	104,225
1.65%	57,554	38,905	195,087	136,207	72,430	24,974	13,791	69,411
1.70%	9,751	9,485	69,036	41,091	40,155	8,462	5,795	22,607
1.75%	28,577	23,918	216,719	100,852	83,692	12,928	4,804	37,500
1.80%	21,813	4,501	99,218	50,844	51,502	7,737	10,382	31,589
1.85%	13,902	13,087	108,822	82,937	25,113	8,174	8,550	41,751
1.90%	1,135	325	19,639	27,217	4,806	1,592	1,883	16,104
1.95%	35,226	8,886	52,172	58,058	13,958	4,664	1,635	7,536
2.00%	8,431	21,318	32,035	71,850	17,807	4,602	7,048	21,903
2.05%	30,057	11,027	132,167	36,474	28,695	6,757	4,869	35,822
2.10%	12,796	9,679	92,420	54,592	36,467	578	1,693	4,343
2.15%	2,477	4,499	21,265	18,122	15,993	2,188	1,936	1,547
2.20%	22,217	7,693	106,224	82,517	40,836	1,469	718	12,401
2.25%	6,197	9,603	107,752	101,268	5,791	291	3,708	5,490
2.30%	4,580	–	2,813	4,431	1,458	473	151	1,537
2.35%	–	309	8,045	2,421	343	63	11	26
2.40%	828	–	–	551	–	314	2,607	1,033
2.45%	2,168	81	4,372	3,481	2,542	–	60	1,995
2.50%	–	103	11,188	4,204	7,942	–	–	–
2.55%	–	–	–	97	–	–	–	–
2.60%	18,525	1,885	7,818	14,540	9,574	–	–	–
2.65%	63	252	1,417	36	678	445	128	–
2.70%	–	–	–	–	–	–	–	247
2.85%	–	–	–	1,334	–	–	–	–

Totals	$1,190,000	1,189,483	6,383,841	3,856,632	2,223,945	1,414,078	947,323	3,338,246

	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
0.95%	$1,638,924	175,917	–	937,592	–	959,246	–	1,274,018
1.00%	685,640	61,158	–	278,972	–	353,936	–	652,917
1.05%	169,298	7,803	–	59,022	–	56,434	–	105,289
1.10%	342,240	71,997	–	282,366	–	229,614	–	230,559
1.15%	172,854	34,105	–	124,914	–	115,492	–	70,275
1.20%	986,742	116,217	–	463,570	–	465,226	–	238,386
1.25%	108,411	19,378	–	65,757	–	74,095	–	53,084
1.30%	139,438	21,561	–	68,536	–	84,159	–	37,782
1.35%	172,623	29,518	–	112,127	–	79,701	–	44,954
1.40%	1,037,892	125,039	–	514,746	–	437,450	–	356,456
1.45%	319,992	48,131	–	140,472	–	133,831	–	146,960
1.50%	136,123	9,802	3,606	49,955	14,213	43,351	17,686	38,703
1.55%	370,353	58,458	–	241,580	–	137,734	–	108,665
1.60%	205,139	27,684	726	112,533	3,715	73,683	11,615	42,158
1.65%	137,584	22,361	3,732	91,123	7,059	88,331	6,016	41,078
1.70%	42,615	13,521	–	35,989	–	23,544	–	14,971
1.75%	45,591	10,965	1,237	53,111	2,469	24,741	4,409	11,298
1.80%	51,422	8,703	180	32,819	113	31,840	6,057	9,349
1.85%	71,596	8,437	–	43,062	–	40,799	–	15,146
1.90%	11,861	2,742	497	9,576	1,467	5,393	6,225	3,761
1.95%	23,509	1,227	4,976	18,746	7,004	10,546	11,188	4,493
2.00%	26,588	10,365	26	53,389	280	14,753	1,938	10,011
2.05%	34,659	7,393	2,114	23,466	2,868	22,235	8,425	4,479
2.10%	26,147	1,680	4,443	3,364	8,486	2,618	8,576	1,784
2.15%	13,348	809	57	3,288	673	3,253	670	2,410
2.20%	29,381	2,310	1,368	13,070	4,938	3,761	10,289	1,921
2.25%	10,219	788	–	2,868	–	1,460	–	16,115
2.30%	3,365	143	–	1,015	–	3,280	–	850
(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
2.35%	1,398	34	59	59	633	–	–	63
2.40%	–	242	–	1,307	–	7,725	–	278
2.45%	1,739	–	215	786	4	105	3,011	–
2.50%	196	–	463	–	678	184	1,137	73
2.55%	7	–	–	–	–	672	–	–
2.60%	1,540	–	228	–	1,695	–	2,531	–
2.65%	–	64	–	62	–	167	–	273
2.70%	3,879	–	–	–	–	307	–	–
2.85%	–	–	–	179	–	–	–	–

Totals	$7,022,313	898,552	23,927	3,839,420	56,295	3,529,666	99,773	3,538,558

	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
0.95%	$–	–	63,771	–	44,199	186,972	424,238	2,976
1.00%	–	–	16,861	–	25,247	101,049	145,344	594
1.05%	–	–	2,214	–	2,344	17,687	34,111	16
1.10%	–	–	9,558	–	14,672	51,181	91,408	1,357
1.15%	–	–	9,578	–	7,075	48,049	44,980	139
1.20%	–	–	23,018	–	32,136	165,638	238,882	641
1.25%	–	51	4,342	4,002	4,060	25,265	26,939	777
1.30%	–	–	5,585	–	4,903	17,022	37,299	174
1.35%	–	–	3,980	–	6,031	36,788	47,495	28
1.40%	–	–	24,503	–	28,026	124,760	219,374	1,370
1.45%	–	–	11,452	–	6,494	60,898	67,869	426
1.50%	4,256	–	3,958	–	7,311	24,946	42,323	6,359
1.55%	–	–	16,853	–	21,174	48,069	73,089	343
1.60%	2,770	–	4,719	–	13,289	34,267	44,872	1,453
1.65%	3,979	–	6,513	–	5,244	51,879	47,925	2,609
1.70%	–	–	3,531	–	1,301	6,876	14,764	90
1.75%	2,684	–	754	–	5,191	11,325	23,302	1,287
1.80%	958	–	1,861	–	2,504	13,391	14,665	–
1.85%	–	–	2,127	–	596	7,319	19,645	18
1.90%	770	–	3,123	–	5,145	3,241	4,198	8
1.95%	3,063	–	1,029	–	2,193	2,156	17,489	2,424
2.00%	–	–	1,724	–	2,066	3,285	5,648	475
2.05%	2,853	–	1,011	–	4,445	3,433	16,098	5,522
2.10%	2,124	–	84	–	1,610	1,497	9,132	738
2.15%	–	–	572	–	223	600	3,695	356
2.20%	2,304	–	1,619	–	1,371	2,765	12,686	1,797
2.25%	–	–	129	1,676	17	4,845	233	–
2.30%	–	–	1,727	–	567	836	1,804	–
2.35%	–	–	–	–	–	–	678	–
2.40%	–	–	3,276	–	637	–	2,512	–
2.45%	571	–	–	–	–	49	3,327	915
2.50%	9,551	–	–	–	–	–	1,157	432
2.55%	–	–	263	–	47	–	259	–
2.60%	281	–	–	–	630	885	3,245	186
2.65%	–	–	59	–	11	–	265	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$36,164	51	229,794	5,678	250,759	1,056,973	1,740,950	33,510

	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
0.95%	$261,178	26,990	466,278	461,627	26,146	45,751	–	949,667
1.00%	101,702	8,664	219,388	208,973	2,504	15,372	–	339,077
1.05%	31,342	1,171	32,352	45,878	1,293	1,889	–	57,584
1.10%	66,502	13,130	128,298	104,384	1,508	14,473	–	338,200
1.15%	40,148	3,368	62,807	42,992	1,223	6,389	–	183,547
1.20%	113,291	15,585	269,409	216,297	15,824	26,046	–	472,386
1.25%	23,805	3,298	43,808	20,678	1,897	4,268	–	87,541
1.30%	20,749	1,096	39,827	55,182	573	1,219	–	69,441
1.35%	42,322	4,601	43,006	34,674	2,121	3,482	–	121,543
1.40%	129,287	25,993	275,253	210,623	9,219	34,156	–	531,738
1.45%	41,080	6,293	138,608	54,937	2,376	7,409	–	179,967
1.50%	12,938	2,203	29,732	17,661	491	1,241	24,297	66,815
1.55%	71,146	7,540	102,600	93,450	1,949	13,322	–	245,440
1.60%	34,481	6,116	43,866	28,097	1,727	7,535	11,554	115,610
1.65%	19,314	4,589	45,925	27,213	800	4,026	13,763	124,048
1.70%	6,272	1,770	12,499	8,722	1,692	4,027	–	32,800
(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
1.75%	11,246	965	21,537	6,141	421	2,021	6,299	36,897
1.80%	5,145	253	12,080	10,474	219	325	9,296	35,984
1.85%	11,530	602	13,970	5,714	46	1,158	–	50,946
1.90%	3,910	105	5,527	5,078	15	145	4,252	10,318
1.95%	2,554	128	5,120	1,037	–	11	17,578	8,435
2.00%	6,990	1,058	6,318	5,371	138	949	127	17,276
2.05%	8,614	568	11,724	9,206	424	820	8,710	25,430
2.10%	540	129	3,244	1,448	18	871	8,155	1,978
2.15%	865	–	1,137	1,157	10	–	644	2,982
2.20%	784	565	6,080	1,527	–	1,279	8,154	4,580
2.25%	89	–	907	416	939	656	–	27,138
2.30%	505	–	123	4,688	–	–	–	732
2.35%	–	–	61	22	–	–	459	103
2.40%	–	584	–	9,506	–	–	–	2,440
2.45%	–	–	52	8	–	–	459	246
2.50%	–	–	–	–	–	–	2,486	376
2.55%	–	–	–	743	–	–	–	45
2.60%	–	–	–	–	–	–	2,831	–
2.65%	–	–	49	279	–	–	–	71
2.70%	–	–	–	–	–	–	–	350
2.85%	–	–	–	–	–	–	–	–

Totals	$1,068,330	137,364	2,041,586	1,694,204	73,573	198,840	119,064	4,141,732

	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
0.95%	$595,793	422,643	–	763	5,201	–	31,060	–
1.00%	147,981	83,594	–	339	909	–	10,718	–
1.05%	28,252	14,998	–	83	196	–	1,984	–
1.10%	185,426	158,734	–	327	1,269	–	8,892	–
1.15%	107,063	78,884	–	58	835	–	2,995	–
1.20%	419,279	307,259	–	4,850	7,436	–	18,024	–
1.25%	59,142	43,361	–	–	116	2,098	3,204	2,677
1.30%	70,354	46,315	–	–	1,505	–	3,818	–
1.35%	80,061	77,402	–	136	330	–	4,202	–
1.40%	396,576	329,418	–	4,169	3,264	–	16,673	–
1.45%	78,106	90,451	–	66	1,038	–	6,162	–
1.50%	50,674	34,204	16,596	–	304	–	4,495	–
1.55%	135,487	139,672	–	1,322	3,149	–	5,160	–
1.60%	92,851	67,163	12,184	19	2,230	–	3,067	–
1.65%	74,344	98,149	7,886	206	400	–	1,657	–
1.70%	19,426	16,316	–	2	138	–	4,820	–
1.75%	39,503	30,637	8,082	–	29	–	567	–
1.80%	25,097	32,140	6,975	9	–	–	193	–
1.85%	29,536	20,678	–	–	–	–	1,057	–
1.90%	14,409	7,623	2,678	–	–	–	47	–
1.95%	21,759	11,443	16,746	–	–	–	410	–
2.00%	13,296	9,970	656	–	–	–	1,333	–
2.05%	32,233	29,750	15,202	–	–	–	456	–
2.10%	17,512	1,635	16,931	–	–	–	51	–
2.15%	3,659	399	1,277	–	–	–	597	–
2.20%	19,317	1,920	17,229	56	30	–	162	–
2.25%	284	1,389	–	21	36	–	3	–
2.30%	790	460	–	36	60	–	–	–
2.35%	361	–	1,053	–	–	–	–	–
2.40%	446	1,537	–	–	–	–	–	–
2.45%	1,989	–	2,378	–	–	–	–	–
2.50%	1,387	13	729	–	–	–	–	–
2.55%	–	64	–	–	–	–	–	–
2.60%	3,913	–	608	–	–	–	–	–
2.65%	348	85	–	–	–	–	–	–
2.70%	–	188	–	–	–	–	–	–
2.85%	–	63	–	–	–	–	–	–

Totals	$2,766,654	2,158,558	127,210	12,462	28,475	2,098	131,807	2,677

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
0.95%	$810,114	–	428,039	–	2,572	934	–	243
1.00%	361,815	–	215,622	–	303	6	–	76
1.05%	61,449	–	36,935	–	–	–	–	–
1.10%	224,833	–	162,504	–	2,919	2,659	–	2,238
1.15%	109,434	–	62,004	–	1,115	121	–	958
1.20%	473,811	–	223,359	–	–	–	–	125
1.25%	80,913	–	44,030	–	–	–	411	96
1.30%	85,773	–	36,139	–	30	–	–	50
1.35%	121,787	–	36,263	–	–	–	–	–
1.40%	525,289	–	228,357	–	–	–	–	–
1.45%	238,974	–	135,680	–	–	–	–	–
1.50%	73,138	25,807	26,130	20,072	–	–	–	–
1.55%	213,259	–	64,018	–	–	–	–	–
1.60%	96,679	8,484	29,653	12,330	–	–	–	–
1.65%	79,809	49,168	54,026	19,666	–	–	–	–
1.70%	22,257	–	25,171	–	–	–	–	–
1.75%	34,162	11,189	7,637	6,954	–	–	–	–
1.80%	42,964	2,510	11,759	1,656	–	–	–	–
1.85%	32,511	–	17,124	–	–	–	–	–
1.90%	6,326	3,388	3,784	2,358	–	–	–	–
1.95%	7,664	10,555	6,183	20,148	–	–	–	–
2.00%	16,845	1,211	4,566	80	–	–	–	–
2.05%	12,809	14,376	5,771	7,356	–	–	–	–
2.10%	2,557	21,834	1,309	7,978	–	–	–	–
2.15%	2,639	282	184	1,136	–	–	–	–
2.20%	5,720	10,346	3,192	4,317	–	–	–	–
2.25%	4,015	–	496	–	–	–	–	–
2.30%	1,970	–	96	–	–	–	–	–
2.35%	143	596	2	1,315	–	–	–	–
2.40%	4,633	–	–	–	–	–	–	–
2.45%	97	1,006	–	2,089	–	–	–	–
2.50%	450	54	142	352	–	–	–	–
2.55%	329	–	–	–	–	–	–	–
2.60%	69	1,289	88	989	–	–	–	–
2.65%	577	–	7	–	–	–	–	–
2.70%	–	–	241	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,755,815	162,095	1,870,510	108,796	6,939	3,720	411	3,785

	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
0.95%	$–	127	254	276	1,852	9	1,396	–
1.00%	–	–	103	284	325	–	158	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,257	425	945	1,410	2,313	2,213	6,300	3
1.15%	474	76	179	767	762	1,357	3,129	11
1.20%	10	30	–	7	–	777	689	–
1.25%	4	8	58	–	–	29	88	–
1.30%	65	3	26	77	81	3	66	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	–	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,810	669	1,565	2,820	5,333	4,387	11,825	14

	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
0.95%	$–	113,865	59,675	20,315	291,718	–	119,845	159,300
1.00%	–	5,431	21,980	2,691	127,330	–	70,485	63,035
1.05%	–	496	4,187	119	29,697	–	8,975	9,505
1.10%	11	4,882	13,467	555	118,645	–	20,688	24,455
1.15%	–	3,165	6,371	401	32,895	–	6,593	9,081
1.20%	–	28,373	33,278	5,419	110,684	–	85,136	66,791
1.25%	60	3,279	11,161	1,728	18,821	–	9,167	9,952
1.30%	–	474	6,235	644	14,630	–	17,317	10,195
1.35%	–	2,120	4,274	490	15,535	–	8,394	14,863
1.40%	–	31,214	56,486	13,432	97,958	–	59,417	57,258
1.45%	–	3,892	8,609	3,490	53,999	–	32,965	19,326
1.50%	–	1,204	2,485	721	10,623	1,182	2,757	8,970
1.55%	–	5,629	6,250	1,500	23,059	–	13,481	10,254
1.60%	–	3,842	7,621	2,249	9,061	72	8,423	7,567
1.65%	–	1,358	2,141	794	17,028	617	6,409	9,181
1.70%	–	1,042	620	16	4,437	–	2,129	809
1.75%	–	287	587	928	4,270	–	5,926	2,512
1.80%	–	492	818	621	3,372	–	2,891	3,422
1.85%	–	1,175	5,531	1,006	4,289	–	3,035	877
1.90%	–	723	391	8	952	37	776	1,549
1.95%	–	174	416	–	3,167	684	748	283
2.00%	–	71	2,151	–	1,824	–	3,566	1,864
2.05%	–	16	1,233	957	3,391	201	189	1,913
2.10%	–	21	433	–	1,075	439	765	217
2.15%	–	–	1,021	–	139	50	971	109
2.20%	–	148	184	–	742	33	246	874
2.25%	–	4,043	9,543	4,636	1,262	–	197	–
2.30%	–	–	1,346	–	154	–	2,089	84
2.35%	–	–	–	–	27	–	–	–
2.40%	–	–	3,535	–	–	–	5,602	–
2.45%	–	–	–	–	13	490	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	327	–	–	–	528	–
2.60%	–	–	–	–	–	36	–	–
2.65%	–	–	89	–	–	–	122	–
2.70%	–	–	–	–	210	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$71	217,416	272,445	62,720	1,001,008	3,841	499,832	494,246

	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
0.95%	$141,040	128,238	–	–	20,532	–	79,613	47,435
1.00%	79,633	31,101	–	–	6,775	–	24,884	16,262
1.05%	8,591	5,348	–	–	1,717	–	4,869	3,085
1.10%	21,901	21,815	–	–	5,948	–	15,444	15,846
1.15%	14,961	6,380	–	–	2,875	–	7,576	10,709
1.20%	116,744	45,374	–	–	13,009	–	37,987	68,758
1.25%	7,693	3,149	–	–	2,362	528	6,205	7,032
1.30%	25,853	3,160	–	–	1,070	–	3,258	4,457
1.35%	13,709	7,681	–	–	2,529	–	8,168	17,675
1.40%	69,924	33,442	–	–	15,542	–	33,407	41,832
1.45%	32,647	13,867	–	–	3,292	–	8,388	14,174
1.50%	5,055	1,693	50,649	6,023	312	2,608	3,502	11,680
1.55%	17,944	10,405	–	–	8,899	–	18,546	14,438
1.60%	6,574	3,381	26,076	4,180	2,775	773	19,784	5,996
1.65%	11,023	3,435	48,579	2,355	4,664	1,821	7,022	30,518
1.70%	2,011	1,056	–	–	2,314	–	1,553	1,968
(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
1.75%	250	363	18,600	3,235	1,151	1,148	6,583	9,428
1.80%	5,940	1,716	7,927	2,539	1,123	75	1,686	5,762
1.85%	4,390	2,088	–	–	1,302	–	3,304	6,322
1.90%	4,601	870	12,106	2,425	611	1,162	2,439	308
1.95%	1,155	–	50,648	6,875	2	6,011	109	774
2.00%	5,028	327	1,577	793	201	–	2,567	2,392
2.05%	2,979	717	34,826	6,619	94	227	3,973	4,034
2.10%	649	–	51,331	6,199	34	733	213	687
2.15%	1,064	–	4,661	683	12	–	112	555
2.20%	1,738	86	33,279	5,571	25	194	1,770	2,649
2.25%	323	–	–	–	–	1,787	–	90
2.30%	1,944	228	–	–	–	–	–	998
2.35%	–	–	2,259	–	–	838	–	–
2.40%	4,724	–	–	–	–	–	836	2,351
2.45%	–	–	3,254	985	–	–	–	–
2.50%	–	–	4,155	543	–	901	–	–
2.55%	462	–	–	–	–	–	–	240
2.60%	–	–	9,374	9	–	419	–	–
2.65%	277	–	–	–	–	–	–	45
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$610,827	325,920	359,301	49,034	99,170	19,225	303,798	348,499

	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
0.95%	$958,700	5,924	431,418	180,558	200,130	421,150	59,908	5,431
1.00%	303,587	11,224	7,044	2,657	3,215	6,211	92	103
1.05%	52,847	308	3,553	2,447	5,596	4,823	2,175	10
1.10%	234,081	18,642	568,644	179,251	198,087	512,955	80,433	10,440
1.15%	122,021	4,901	281,496	105,445	84,347	207,613	39,607	6,008
1.20%	461,553	23,308	22,072	7,602	9,021	14,764	1,800	242
1.25%	68,059	4,515	37,941	20,425	13,063	32,480	5,185	381
1.30%	58,363	856	5,309	1,895	3,199	4,400	940	15
1.35%	98,461	464	18,115	5,338	5,574	18,451	2,039	568
1.40%	556,433	10,762	789,253	281,838	348,108	841,045	105,576	15,515
1.45%	140,930	47,853	133,798	38,853	32,379	114,753	16,991	2,168
1.50%	73,679	1,126	30,122	6,324	15,877	22,150	4,122	273
1.55%	278,952	38,962	653,619	215,713	211,982	596,515	85,097	14,842
1.60%	137,834	7,598	276,353	93,552	99,061	275,800	40,159	4,061
1.65%	90,060	1,906	59,527	18,559	15,643	70,033	9,077	112
1.70%	21,447	3,776	33,146	17,304	23,765	32,951	6,826	300
1.75%	50,254	10,838	7,656	10,269	4,919	7,061	542	8
1.80%	31,256	762	26,840	13,108	12,583	28,330	3,828	173
1.85%	42,610	1,807	109,900	23,910	32,675	74,779	13,938	1,756
1.90%	14,497	100	19,897	7,548	5,161	20,096	2,525	470
1.95%	27,798	–	22,646	8,055	15,142	40,312	1,855	–
2.00%	27,855	293	50,717	15,662	14,252	50,266	6,968	2,216
2.05%	43,358	5,897	16,831	6,586	6,410	14,891	2,128	748
2.10%	26,089	–	5,822	2,534	1,466	8,294	340	92
2.15%	8,879	4,435	2,108	291	212	965	571	16
2.20%	29,049	–	382	200	296	422	78	–
2.25%	3,309	–	4,138	1,468	4,991	9,882	182	42
2.30%	7,979	–	2,710	469	629	2,672	211	–
2.35%	1,776	–	–	–	–	–	–	–
2.40%	20,469	–	15,132	2,434	137	2,757	–	–
2.45%	4,942	–	2,318	–	7,016	78	–	–
2.50%	1,869	–	376	–	–	323	–	–
2.55%	1,647	–	–	–	–	–	–	–
2.60%	4,323	–	–	–	–	–	–	–
2.65%	643	–	–	–	–	–	–	–
2.70%	179	–	–	–	–	–	–	–
2.85%	115	–	–	–	–	–	–	–

Totals	$4,005,902	206,257	3,638,883	1,270,295	1,374,936	3,437,222	493,193	65,990

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
0.95%	$68,236	458,155	158,570	116,297	52,195	39,115	8,882	20,630
1.00%	514	7,234	755	608	145	814	45	197
1.05%	398	5,106	2,435	1,493	767	885	170	224
1.10%	109,633	537,380	206,631	159,555	88,276	36,652	15,963	30,967
1.15%	49,288	248,010	93,471	68,327	39,524	21,846	4,991	15,964
1.20%	3,187	17,941	6,961	4,337	2,603	1,531	812	1,396
1.25%	7,945	35,084	16,207	7,471	5,104	1,533	492	2,110
1.30%	1,036	6,381	1,044	277	544	1,307	451	115
1.35%	2,627	18,819	3,534	2,265	3,286	965	512	802
1.40%	167,024	874,787	230,619	279,947	134,629	69,251	16,963	41,095
1.45%	15,975	130,803	23,521	29,003	13,165	8,407	2,021	4,554
1.50%	5,428	27,235	8,208	10,804	4,677	3,011	1,237	1,414
1.55%	171,089	575,968	167,940	187,717	104,062	32,391	18,511	36,213
1.60%	42,319	296,116	79,661	96,541	32,993	24,563	8,160	12,707
1.65%	5,390	75,737	10,532	13,461	2,662	3,911	1,051	4,045
1.70%	11,680	35,698	12,991	10,433	4,703	3,392	242	1,868
1.75%	858	14,188	6,191	2,096	624	910	266	226
1.80%	8,089	31,333	8,359	9,960	1,500	2,619	149	2,203
1.85%	36,497	76,086	21,764	18,927	11,782	9,119	3,389	8,351
1.90%	1,661	18,183	4,196	3,417	725	1,116	182	855
1.95%	5,658	37,757	14,322	16,184	982	1,226	150	1,136
2.00%	19,823	47,858	9,105	23,904	8,182	5,197	1,401	2,576
2.05%	4,662	18,968	5,707	2,887	974	1,244	602	459
2.10%	1,221	7,810	2,300	1,430	807	1,294	–	1,693
2.15%	1,760	2,589	40	370	394	68	–	98
2.20%	138	65	98	–	24	19	135	–
2.25%	2,335	7,608	1,719	6,199	1,616	2,719	–	113
2.30%	231	3,826	180	1,375	–	367	–	699
2.35%	–	–	–	–	–	–	–	–
2.40%	2,081	2,899	–	657	–	163	–	–
2.45%	–	–	65	191	–	63	–	–
2.50%	64	251	124	–	–	–	–	15
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$746,847	3,619,875	1,097,250	1,076,133	516,945	275,698	86,777	192,725

	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
0.95%	$57,764	11,080	26,406	203,160	205,713	18,910	183,328	384,848
1.00%	702	55	555	412	1,058	–	301	69,951
1.05%	3,156	491	204	1,988	2,606	312	3,064	13,869
1.10%	49,540	23,172	54,684	267,508	265,443	33,970	295,869	160,834
1.15%	29,709	7,369	25,187	99,993	115,754	12,406	124,049	104,520
1.20%	1,363	685	995	11,369	10,125	1,172	7,700	332,241
1.25%	9,815	1,101	2,249	11,313	14,208	3,609	16,438	40,046
1.30%	543	107	431	825	984	42	4,095	42,706
1.35%	1,774	507	2,545	10,429	12,278	1,430	11,794	78,727
1.40%	126,742	34,025	77,285	404,582	434,125	32,308	325,163	317,731
1.45%	24,855	1,572	7,244	33,092	28,685	4,611	51,901	81,894
1.50%	7,888	894	3,095	14,927	14,836	1,604	12,407	35,774
1.55%	76,710	25,649	98,506	336,410	325,380	40,133	283,009	152,063
1.60%	44,035	5,008	23,328	147,140	145,618	15,885	168,900	71,355
1.65%	7,895	1,569	2,851	13,970	17,345	1,276	34,517	70,732
1.70%	6,047	612	2,083	11,836	16,293	801	9,698	30,035
1.75%	881	165	178	3,576	1,352	228	4,862	26,854
1.80%	9,291	1,447	3,532	13,351	13,782	1,506	18,107	42,994
1.85%	9,961	4,322	14,138	49,565	47,932	3,331	48,256	22,072
1.90%	2,610	249	252	6,349	6,239	104	5,414	4,587
1.95%	2,200	106	220	22,299	18,256	710	25,426	10,747
2.00%	14,786	2,012	6,476	21,677	26,234	1,542	29,723	12,017
2.05%	1,122	–	1,568	7,777	4,977	718	14,262	23,033
2.10%	911	–	956	2,273	2,035	–	2,513	2,547
2.15%	541	46	467	641	826	539	244	2,805
2.20%	45	40	45	91	79	–	201	4,700
2.25%	5,366	–	1,675	2,188	3,743	–	2,015	1,414
2.30%	386	–	–	789	1,120	–	1,282	512
(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
2.35%	–	–	–	–	–	–	–	–
2.40%	478	–	–	2,670	2,115	–	2,813	1,780
2.45%	–	–	–	1,098	85	–	1,485	–
2.50%	–	25	136	97	146	–	–	550
2.55%	–	–	–	–	–	–	–	268
2.60%	–	–	–	–	–	–	–	1,047
2.65%	–	–	–	–	–	–	–	86
2.70%	–	–	–	–	–	–	–	169
2.85%	–	–	–	–	–	–	–	–

Totals	$497,116	122,308	357,291	1,703,395	1,739,372	177,147	1,688,836	2,145,509

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $118,949,960 and $126,751,905, respectively, and total transfers from the Account to the fixed account were $102,624,664 and $85,142,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $4,030 and $102 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,799,417 and $8,580,538 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund – Series I
2007	0.95% to 2.05%	51,932	$11.69 to 10.92	$592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a	)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%

AIM VIF – Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a	)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a	)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a	) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%

AIM VIF – Core Equity Fund – Series II
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a	) (b)

AIM VIF – Global Health Care Fund – Series I
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a	) (b)

AIM VIF – Global Real Estate Fund – Series I
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a	) (b)
(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income Ratio**	Total Return***
AIM VIF – Large Cap Growth Fund – Series I
2007	0.95% to 2.05%	46,389	$11.73 to 11.51	$541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%

AIM VIF – Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0.00% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%

American Century VP – Income & Growth Fund – Class I
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%

American Century VP – Income & Growth Fund – Class II
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%

American Century VP – Inflation Protection Fund – Class II
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a	) (b)

American Century VP – International Fund – Class I
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%

American Century VP – International Fund – Class III
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.95% to 2.70%	1,184,247	$10.72 to 12.39	$13,140,130	0.91%	-3.24% to -4.90%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	(a	) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a	) (b)

American Century VP – Ultra® Fund – Class I
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%

American Century VP – Ultra® Fund – Class II
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%

American Century VP – Value Fund – Class I
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%

American Century VP – Value Fund – Class II
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%

American Century VP – VistaSM Fund – Class I
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a	) (b)

American Century VP – VistaSM Fund – Class II
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a	) (b)

BB&T Variable Insurance Funds – Capital Manager Equity Fund
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%

BB&T Variable Insurance Funds – Large Cap Fund
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%

BB&T Variable Insurance Funds – Large Cap Growth Fund
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%

BB&T Variable Insurance Funds – Mid Cap Growth Fund
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.95% to 1.25%	189,766	$13.07 to 15.58	$2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%

Credit Suisse Trust – International Focus Portfolio
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%

Dreyfus IP – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – American Leaders Fund II – Service Shares
2007	1.50% to 2.60%	43,489	$11.46 to 10.76	$488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%

Federated IS – High Income Bond II – Service Shares
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%

Federated IS – Quality Bond Fund II – Service Shares
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 2.55%	10,440,891	$10.92 to 9.73	$116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 2.50%	1,995,932	$16.10 to 14.75	$31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a)(b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)
Non-tax qualified
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	2.25%	2,176	12.84	27,938	2.13%	7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)
Non-tax qualified
2007	1.25%	1,206	13.19	15,910	2.13%	8.59%

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
Initial Funding by the Company
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
Initial Funding by the Company
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	1.25%	5,496	$18.61	$102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.95% to 2.70%	2,850,554	11.52 to 11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)
Tax qualified
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)
(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.95% to 2.70%	6,157,632	$29.30 to 26.59	$178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	1.25%	19,750	13.07	258,168	0.09%	9.63%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%	292	12.50	3,649	0.09%	8.51%

MFS VIT – Mid Cap Growth Series – Service Class
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%

MFS VIT – New Discovery Series – Service Class
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to 9.75	13,203,244	0.03%	37.49% to 35.87%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 2.00%	537,058	$9.83 to 9.76	$5,271,094	2.43%	-1.71% to -2.40%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20.00	1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
2005	0.95% to 2.10%	138,198	9.61 to 8.40	1,272,654	0.96%	28.98% to 27.58%
2004	0.95% to 2.10%	158,756	7.45 to 6.58	1,138,344	0.76%	13.11% to 11.91%
2003	0.95% to 2.10%	187,653	6.59 to 5.86	1,193,370	0.00%	34.34% to 32.58%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to 14.37	24,441,820	0.83%	28.94% to 26.97%
2004	0.95% to 2.15%	665,501	11.82 to 11.44	7,803,470	1.00%	13.27% to 12.01%
2003	0.95% to 2.05%	441,368	10.44 to 10.24	4,580,456	0.00%	34.05% to 32.56%
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.95% to 2.20%	930,932	$20.25 to 14.04	$18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class I
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
2006	1.25%	1,731	18.70	32,372	1.24%	18.82%
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
2005	1.25%	8,212	12.73	104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
2006	0.95% to 2.40%	1,016,600	12.30 to 11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%

Nationwide VIT – Government Bond Fund – Class II
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Growth Fund – Class I
2007	0.95% to 2.50%	6,528,710	$9.34 to 6.06	$58,670,198	0.17%	18.40% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.20	62,375,925	0.05%	5.16% to 3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%

Nationwide VIT – International Index Fund – Class VIII
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Nationwide VIT – International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%	269	17.49	4,704	1.71%	1.42%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.30% to 8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to 11.40	445,329,806	2.28%	4.35% to 2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to 11.12	409,682,246	2.05%	8.50% to 6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to 10.42	309,210,666	1.90%	18.91% to 16.88%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to 11.80	253,047,764	2.10%	6.06% to 4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to 11.34	216,903,970	1.80%	11.03% to 8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to 10.40	147,557,142	1.48%	25.44% to 23.04%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.70 to 11.67	171,885,452	2.72%	7.40% to 5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to 11.06	179,533,287	2.60%	3.50% to 1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to 10.86	177,228,363	2.25%	6.14% to 4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to 10.41	153,730,145	2.39%	12.62% to 10.70%
(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 2.40%	8,194,862	$13.07 to 10.55	$103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to 9.26	141,266,241	1.96%	1.57% to -0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to 9.27	158,341,735	1.94%	7.46% to 5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to 8.77	157,300,998	1.73%	17.29% to 15.28%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to 9.93	93,142,769	0.00%	8.70% to 6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to 9.29	96,860,973	0.00%	14.24% to 12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to 8.26	96,911,423	0.00%	38.81% to 36.38%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.90	289,809,079	1.14%	8.85% to 6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to 9.89	515,102,832	2.84%	1.70% to 0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to 9.89	533,222,860	0.88%	-0.15% to -1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to 10.07	691,344,651	0.67%	-0.33% to -1.99%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to 14.08	92,742,674	0.00%	7.07% to 5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to 13.37	100,140,193	0.00%	12.34% to 10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to 12.10	102,531,773	0.00%	32.99% to 30.67%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	1.50% to 2.60%	103,133	12.28 to 11.524	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.80	1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.254	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Nationwide Fund – Class I
2007	0.95% to 2.65%	18,302,786	$15.50 to 11.15	$279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.04%	12.55% to 10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to 9.56	380,305,497	0.88%	6.42% to 4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to 9.13	427,878,572	1.23%	8.71% to 6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to 8.54	447,026,775	0.54%	26.30% to 24.12%

Nationwide VIT – Nationwide Fund – Class II
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.20	2,282,112	0.92%	11.70% to 10.46%
2005	1.50% to 2.60%	195,744	11.51 to 11.05	2,210,461	0.67%	5.44% to 4.26%
2004	1.50% to 2.60%	228,367	10.92 to 10.59	2,461,950	1.03%	7.89% to 6.69%
2003	1.50% to 2.60%	243,662	10.12 to 9.93	2,445,831	0.47%	25.33% to 23.93%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20	3,997	0.85%	14.60%
2005	1.25%	286	13.26	3,793	1.19%	8.94%
2004	1.25%	311	12.17	3,786	0.38%	17.31%
2003	1.25%	337	10.38	3,497	0.22%	23.82%
Non-tax qualified
2007	1.25%	241	16.74	4,035	1.07%	10.16%

Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.50	21,591,447	0.73%	15.02% to 13.12%
2005	0.95% to 2.65%	974,521	14.64 to 13.70	14,087,780	1.51%	9.26% to 7.46%
2004	0.95% to 2.25%	517,620	13.40 to 12.90	6,878,568	0.39%	17.64% to 16.19%
2003	0.95% to 2.40%	555,773	11.39 to 11.07	6,293,400	0.20%	24.40% to 22.57%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%

Neuberger Berman AMT – Focus Portfolio – S Class Shares
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	87.75% to 85.66%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.95% to 2.30%	4,032,425	$21.32 to 13.29	$80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
2005	0.95% to 2.20%	380,100	11.97 to 14.14	4,777,305	0.00%	5.84% to 4.56%
2004	0.95% to 2.20%	119,039	11.31 to 11.22	1,430,368	0.00%	13.12% to 12.17%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
2005	1.50% to 2.60%	651,152	10.96 to 10.52	7,054,563	0.75%	3.29% to 2.14%
2004	1.50% to 2.60%	733,839	10.61 to 10.29	7,717,903	0.22%	5.02% to 3.84%
2003	1.50% to 2.60%	724,583	10.10 to 9.91	7,279,334	0.28%	28.73% to 27.29%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to 10.73	427,622,622	0.92%	4.10% to 2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to 10.49	483,179,895	0.31%	5.92% to 4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to 10.07	474,551,297	0.37%	29.70% to 27.39%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to 18.25	220,237,863	0.96%	13.25% to 11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to 16.39	178,971,646	1.09%	18.06% to 16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to 14.11	102,340,129	0.00%	42.62% to 41.07%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to 16.98	186,103,129	1.01%	13.23% to 11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to 15.28	191,319,125	1.23%	18.03% to 15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to 13.19	192,522,627	0.96%	41.66% to 38.92%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
2005	1.50% to 2.60%	497,633	14.24 to 13.67	6,993,925	0.85%	12.35% to 11.10%
2004	1.50% to 2.60%	565,069	12.68 to 12.30	7,094,421	1.10%	17.10% to 15.79%
2003	1.50% to 2.60%	655,617	10.83 to 10.62	7,054,981	0.70%	40.72% to 39.15%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 2.25%	182,957	$9.60 to 9.52	$1,752,944	0.00%	-4.00% to -4.85%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
2005	1.25%	22,431	11.16	250,299	8.18%	0.73%
2004	1.25%	9,185	11.08	101,746	0.35%	7.37%

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
2005	1.25%	12,741	13.14	167,389	0.00%	8.35%
2004	1.25%	4,053	12.13	49,145	0.00%	17.69%
2003	1.25%	228	10.30	2,349	0.00%	3.03%	(a) (b)

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
2006	0.95% to 2.65%	23,057,427	13.50 to 11.09	329,617,768	1.16%	13.94% to 12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to 9.90	345,511,948	1.36%	4.97% to 3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to 9.59	383,272,912	0.84%	8.42% to 6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to 8.99	399,297,369	0.89%	25.52% to 23.34%

Oppenheimer VAF – Main Street®– Service Class
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
2005	1.50% to 2.60%	782,227	11.22 to 10.77	8,680,626	1.15%	4.16% to 3.00%
2004	1.50% to 2.60%	862,728	10.77 to 10.45	9,221,380	0.69%	7.51% to 6.31%
2003	1.50% to 2.60%	853,327	10.02 to 9.83	8,506,949	0.76%	24.54% to 23.15%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a) (b)

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a) (b)

SBL Fund – Series D (Global Series)
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a) (b)
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund – Series J (Mid Cap Growth Series)
2007	0.95% to 1.30%	6,602	$9.13 to 9.08	$60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a) (b)
SBL Fund – Series N (Managed Asset Allocation Series)
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a) (b)
SBL Fund – Series O (Equity Income Series)
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a) (b)
SBL Fund – Series P (High Yield Series)
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a) (b)
SBL Fund – Series Q (Small Cap Value Series)
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a) (b)
SBL Fund – Series V (Mid Cap Value Series)
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a) (b)
SBL Fund – Series X (Small Cap Growth Series)
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a) (b)
SBL Fund – Series Y (Select 25 Series)
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a) (b)
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a) (b)
T. Rowe Price Equity Income Portfolio – II
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a) (b)
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a) (b)
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.95% to 2.20%	1,160,958	$28.82 to 35.46	$42,349,252	0.47%	36.30% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a) (b)
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
Van Kampen LIT – Comstock Portfolio – Class II
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a) (b)
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a) (b)
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Victory VIF – Diversified Stock Fund Class A Shares
2007	0.95% to 2.15%	975,201	$14.33 to 12.87	$13,517,054	0.67%	8.90% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
Initial Funding by the Company
2003	0.00%	100,000	10.37	1,037,146	0.34%	34.97%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to 12.07	801,000	1.81%	-0.34% to -0.80%
Initial Funding by the Company
2003	0.00%	100,000	13.05	1,304,876	1.81%	0.87%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to 12.77	1,823,390	0.03%	29.46% to 28.04%
Initial Funding by the Company
2003	0.00%	100,000	14.00	1,400,366	0.03%	30.70%

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to 13.13	192,039,128	0.91%	23.10% to 21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to 10.82	144,706,783	1.39%	12.22% to 10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to 9.79	118,673,742	1.31%	10.42% to 8.76%

W&R Target Funds, Inc. – Balanced Portfolio
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to 10.66	99,072,107	1.21%	4.02% to 2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to 10.40	104,023,435	1.52%	7.90% to 6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to 9.77	88,346,309	0.78%	17.96% to 16.30%

W&R Target Funds, Inc. – Bond Portfolio
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to 11.66	94,606,243	4.28%	0.65% to -0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to 11.76	100,979,352	4.15%	2.89% to 1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to 11.24	105,941,161	4.68%	3.19% to 1.66%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to 8.45	247,757,812	0.32%	7.97% to 6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to 7.95	254,008,204	0.62%	8.53% to 6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to 7.43	240,491,705	0.79%	16.15% to 14.36%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to 11.89	17,222,991	1.47%	11.96% to 10.72%
2004	0.95% to 2.10%	652,179	10.91 to 10.74	7,083,332	1.22%	9.08% to 8.24%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.40% to -8.21%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.30% to 22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to 12.18	16,894,061	0.00%	22.87% to 21.79%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to 8.73	306,477,658	0.00%	10.18% to 8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to 8.05	317,807,882	0.28%	2.33% to 0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to 7.98	301,609,039	0.00%	21.89% to 20.02%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	0.95% to 2.50%	5,514,524	$15.57 to 13.89	$84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to 12.75	78,493,453	7.23%	1.57% to 0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to 12.75	84,264,071	7.08%	8.82% to 7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to 11.99	70,865,343	8.31%	18.60% to 16.91%

W&R Target Funds, Inc. – International Growth Portfolio
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%

W&R Target Funds, Inc. – International Value Portfolio
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to-18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 4.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 3.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	0.95% to 2.15%	921,499	$12.77 to 13.30		$12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17		13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39		12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15		7,397,736	0.00%	12.66% to 11.79%	(a) (b)
W&R Target Funds, Inc. – Value Portfolio
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53		115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60		130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93		137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70		143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44		106,447,898	0.65%	23.92% to 22.11%
Wells Fargo AVT – Opportunity FundSM
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79		148,802,499	0.62%	5.61% to 3.80%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25		180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04		200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42		220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78		206,907,437	0.08%	35.71% to 33.28%

2007 Reserves for annuity contracts in payout phase:					100,490,623

2007 Contract owners' equity				$	4,026,009,866

2006 Reserves for annuity contracts in payout phase:					92,698,887

2006 Contract owners' equity				$	15,205,517,008

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners' equity				$	15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners' equity				$	15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners' equity				$	14,967,347,100

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

128

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                     Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year ended
December 31, 2007.

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and 2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31, 2007,
2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006 and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter -  Filed previously on June 4, 1998 with initial Registration Statement (File No.333-56073) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(7)	Not applicable.

(8)	Applicable Fund Participation Agreements

1.	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3.	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4.	Fund Participation Agreement with Credit Suisse filed on April 22, 2008, with Post-Effective Amendment No. 21 (File No. 033-60063) as exhibit 26(h) and hereby incorporated by reference.

5.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7.	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8.	Fund Participation Agreement with J.P. Morgan filed on April 16, 2008, with Post-Effective Amendment No. 40 (File No. 333-59517) as exhibit 24(b) and hereby incorporated by reference.

9.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10.	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12.
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13.	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

14.	Fund Participation Agreement with PIMCO filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

15.	Fund Participation Agreement with Royce filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

16.	Fund Participation Agreement with SBL filed on April 22, 2008, with Post-Effective Amendment No. 30 (File No. 333-28995) as exhibit 26(h) and hereby incorporated by reference.

17.	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

18.
Fund Participation Agreement with The Universal Institutional Funds filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

19.	Fund Participation Agreement with Van Eck filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

20.	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

21.	Fund Participation Agreement with Wells Fargo filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.         Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 18,476 and 1,256 respectively.

Item 28.         Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)

Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of Security Benefit Life Insurance Company, acts as investment adviser:

Security Equity Fund
Security Income Fund
Security Large Cap Value Fund
Security Municipal Bond Fund
SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

SDI acts as principal underwriter for the following Commonwealth and Life Insurance Company Separate Accounts:

VEL Account
VEL II Account
VEL III Account
Separate Account III
Select Separate Account II
Inheiritage Account
Group VEL Account
Separate Account IMO
Separate Account FUVUL
Separate Account KGC
Separate Account KG
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account

SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:

VEL II Account
Separate Account SPVL
Allmerica Select Separate Account II
Inheirtage Account
Group VEL Account
Separate Account IMO
Separate Account KG
Separate Account KGC
Separate Account VA-P
Separate Account VA-K

Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account

(b)(1)	NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)                      Directors and Officers of SDI:

Mark J. Carr, President and Director
Thomas R. Kaehr, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Brenda M. Harwood, Vice President, Assistant Treasurer and Director
Jim Schmank,Vice President and Director
Dale W. Martin, Jr., Director
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
(c)(1)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
(c)(2)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/07	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$67,410,106	$7,775,394	$0	$4,647,157

*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.           Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 18th day of April, 2008.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ JEANNY V. SIMAITIS
                     Jeanny V. Simaitis

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 18th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ JEANNY V. SIMAITIS
Jeanny V. Simaitis
Attorney-in-Fact